UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05624

Morgan Stanley Institutional Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio A - MAPPX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio C - MSPRX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio I - MPAIX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio L - MAPLX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio R6 - MADSX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio A - MSCUX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio C - MSBWX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio I - MSBVX

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio R6 - MSBQX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio A - MSAUX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio C - MSAWX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio I - MSAQX

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio R6 - MSAYX

Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio A - GLCAX

Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio C - GLCDX

Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio I - GLCIX

Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio R6 - GLCSX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio A - MDOAX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio C - MDOBX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio I - MDOEX

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio R6 - MDODX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio A - MSDQX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio C - MSDOX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio I - MSDUX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio R6 - MSDMX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio A - MELAX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio C - MEMLX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio I - MELIX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio IR - MSIWX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio R6 - MELSX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio A - MMKBX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio C - MSEPX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio I - MGEMX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio IR - MRGEX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio L - MSELX

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio R6 - MMMPX

Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio A - MLNAX

Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio C - MLNCX

Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio I - MLNIX

Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio R6 - MLNSX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio A - MLMAX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio C - MLMCX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio I - MLMIX

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio R6 - MLMSX

Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio A - MSJAX

Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio C - MSJCX

Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio I - MSJIX

Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio R6 - MSJSX

Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio A - MSBEX

Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio C - MSBKX

Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio I - MSBDX

Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio R6 - MSBPX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio A - MSFBX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio C - MSGFX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio I - MSFAX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio L - MSFLX

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio R6 - MGISX

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio A - MTIPX

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio C - MSGTX

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio I - MTIIX

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio IR - MRGOX

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio L - MTILX

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio R6 - MSGPX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio A - MIGPX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio C - MSPTX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio I - MIGIX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio L - MIGLX

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio R6 - MGZZX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio A - MGGPX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio C - MSOPX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio I - MGGIX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio IR - MGORX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio L - MGGLX

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio R6 - MGTSX

Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio A - MGKAX

Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio C - MGKCX

Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio I - MGKIX

Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio R6 - MGKQX

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio A - MRLBX

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio C - MSRDX

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio I - MRLAX

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio IR - MRLEX

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio L - MGRLX

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio R6 - MGREX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio A - MGQAX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio C - MSGQX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio I - MGQIX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio L - MGQLX

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio R6 - MGQSX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio A - MSEGX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio C - MSGUX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio I - MSEQX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio IR - MGHRX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio L - MSHLX

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio R6 - MGRPX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio A - MSSMX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio C - MSCOX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio I - MSSGX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio L - MSSLX

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio R6 - MFLLX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio A - MFAPX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio C - MSIAX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio I - MFAIX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio L - MSALX

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio R6 - IDVSX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio A - MIQBX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio C - MSECX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio I - MSIQX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio L - MSQLX

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio R6 - MIQPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio A - MIOPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio C - MSOCX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio I - MIOIX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio IR - MRNPX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio L - MIOLX

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio R6 - MNOPX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio A - MSDFX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio C - MSDEX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio I - MSDKX

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio R6 - MSCZX

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio A - MRJAX

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio C - MRJCX

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio I - MRJIX

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio R6 - MRJSX

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio A - MFMPX

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio C - MSFEX

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio I - MFMIX

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio L - MFMLX

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio R6 - MSRFX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio A - MSIBX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio C - MSAAX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio I - MSACX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio IR - MAIHX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio L - MSLLX

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio R6 - MAIJX

Morgan Stanley Institutional Fund, Inc - Permanence Portfolio A - MSHNX

Morgan Stanley Institutional Fund, Inc - Permanence Portfolio C - MSHOX

Morgan Stanley Institutional Fund, Inc - Permanence Portfolio I - MSHMX

Morgan Stanley Institutional Fund, Inc - Permanence Portfolio R6 - MSHPX

Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio A - MAAYX

Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio C - MABBX

Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio I - MAAWX

Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio R6 - MABCX

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio A - MUSDX

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio C - MSURX

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio I - MSUSX

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio IR - MRETX

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio L - MSULX

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio R6 - MURSX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio A - MUOAX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio C - MUOCX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio I - MUOIX

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio R6 - MUOSX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio A - MSVEX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio C - MSVMX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio I - MSVDX

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio R6 - MSVOX

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class A  MAPPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.18%

Key Fund Statistics

Total Net Assets	$161,969,489
# of Portfolio Holdings	30
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 28.7%
Consumer Discretionary 27.9%
Communication Services 12.5%
Financials 8.7%
Health Care 8.6%
Industrials 6.3%
Real Estate 3.5%
Investment Companies 2.5%
Short-Term Investments 1.3%

Value	Value
Short-Term Investments	1.3%
Investment Companies	2.5%
Real Estate	3.5%
Industrials	6.3%
Health Care	8.6%
Financials	8.7%
Communication Services	12.5%
Consumer Discretionary	27.9%
Information Technology	28.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.7%
DoorDash, Inc.	7.5%
Trade Desk, Inc.	7.0%
Shopify, Inc.	6.2%
Tesla, Inc.	6.2%
Snowflake, Inc.	5.2%
Amazon.com, Inc.	5.1%
ROBLOX Corp.	4.9%
Airbnb, Inc.	4.7%
Royalty Pharma PLC	4.7%
Total	61.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MAPPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class C  MSPRX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.92%

Key Fund Statistics

Total Net Assets	$161,969,489
# of Portfolio Holdings	30
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.3%
Investment Companies	2.5%
Real Estate	3.5%
Industrials	6.3%
Health Care	8.6%
Financials	8.7%
Communication Services	12.5%
Consumer Discretionary	27.9%
Information Technology	28.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.7%
DoorDash, Inc.	7.5%
Trade Desk, Inc.	7.0%
Shopify, Inc.	6.2%
Tesla, Inc.	6.2%
Snowflake, Inc.	5.2%
Amazon.com, Inc.	5.1%
ROBLOX Corp.	4.9%
Airbnb, Inc.	4.7%
Royalty Pharma PLC	4.7%
Total	61.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSPRX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class I  MPAIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Key Fund Statistics

Total Net Assets	$161,969,489
# of Portfolio Holdings	30
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.3%
Investment Companies	2.5%
Real Estate	3.5%
Industrials	6.3%
Health Care	8.6%
Financials	8.7%
Communication Services	12.5%
Consumer Discretionary	27.9%
Information Technology	28.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.7%
DoorDash, Inc.	7.5%
Trade Desk, Inc.	7.0%
Shopify, Inc.	6.2%
Tesla, Inc.	6.2%
Snowflake, Inc.	5.2%
Amazon.com, Inc.	5.1%
ROBLOX Corp.	4.9%
Airbnb, Inc.	4.7%
Royalty Pharma PLC	4.7%
Total	61.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MPAIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class L  MAPLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$50	0.99%

Key Fund Statistics

Total Net Assets	$161,969,489
# of Portfolio Holdings	30
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.3%
Investment Companies	2.5%
Real Estate	3.5%
Industrials	6.3%
Health Care	8.6%
Financials	8.7%
Communication Services	12.5%
Consumer Discretionary	27.9%
Information Technology	28.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.7%
DoorDash, Inc.	7.5%
Trade Desk, Inc.	7.0%
Shopify, Inc.	6.2%
Tesla, Inc.	6.2%
Snowflake, Inc.	5.2%
Amazon.com, Inc.	5.1%
ROBLOX Corp.	4.9%
Airbnb, Inc.	4.7%
Royalty Pharma PLC	4.7%
Total	61.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MAPLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio

Class R6  MADSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Advantage Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.81%

Key Fund Statistics

Total Net Assets	$161,969,489
# of Portfolio Holdings	30
Portfolio Turnover Rate	28%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.3%
Investment Companies	2.5%
Real Estate	3.5%
Industrials	6.3%
Health Care	8.6%
Financials	8.7%
Communication Services	12.5%
Consumer Discretionary	27.9%
Information Technology	28.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.7%
DoorDash, Inc.	7.5%
Trade Desk, Inc.	7.0%
Shopify, Inc.	6.2%
Tesla, Inc.	6.2%
Snowflake, Inc.	5.2%
Amazon.com, Inc.	5.1%
ROBLOX Corp.	4.9%
Airbnb, Inc.	4.7%
Royalty Pharma PLC	4.7%
Total	61.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MADSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class A  MSCUX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.05%

Key Fund Statistics

Total Net Assets	$1,194,575
# of Portfolio Holdings	35
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
26.3%
Health Care
24.6%
Financials
21.1%
Industrials
11.7%
Consumer Staples
11.2%
Communication Services
4.7%
Short-Term Investments
0.4%

Value	Value
Short-Term Investments	0.4%
Communication Services	4.7%
Consumer Staples	11.2%
Industrials	11.7%
Financials	21.1%
Health Care	24.6%
Information Technology	26.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.2%
Visa, Inc.	5.8%
Accenture PLC	5.1%
Alphabet, Inc.	4.7%
Intercontinental Exchange, Inc.	4.6%
Texas Instruments, Inc.	4.3%
Thermo Fisher Scientific, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Procter & Gamble Co.	3.6%
Aon PLC	3.5%
Total	47.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSCUX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class C  MSBWX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.80%

Key Fund Statistics

Total Net Assets	$1,194,575
# of Portfolio Holdings	35
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	4.7%
Consumer Staples	11.2%
Industrials	11.7%
Financials	21.1%
Health Care	24.6%
Information Technology	26.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.2%
Visa, Inc.	5.8%
Accenture PLC	5.1%
Alphabet, Inc.	4.7%
Intercontinental Exchange, Inc.	4.6%
Texas Instruments, Inc.	4.3%
Thermo Fisher Scientific, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Procter & Gamble Co.	3.6%
Aon PLC	3.5%
Total	47.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSBWX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class I  MSBVX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.70%

Key Fund Statistics

Total Net Assets	$1,194,575
# of Portfolio Holdings	35
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	4.7%
Consumer Staples	11.2%
Industrials	11.7%
Financials	21.1%
Health Care	24.6%
Information Technology	26.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.2%
Visa, Inc.	5.8%
Accenture PLC	5.1%
Alphabet, Inc.	4.7%
Intercontinental Exchange, Inc.	4.6%
Texas Instruments, Inc.	4.3%
Thermo Fisher Scientific, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Procter & Gamble Co.	3.6%
Aon PLC	3.5%
Total	47.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSBVX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio

Class R6  MSBQX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - American Resilience Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.65%

Key Fund Statistics

Total Net Assets	$1,194,575
# of Portfolio Holdings	35
Portfolio Turnover Rate	21%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Communication Services	4.7%
Consumer Staples	11.2%
Industrials	11.7%
Financials	21.1%
Health Care	24.6%
Information Technology	26.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.2%
Visa, Inc.	5.8%
Accenture PLC	5.1%
Alphabet, Inc.	4.7%
Intercontinental Exchange, Inc.	4.6%
Texas Instruments, Inc.	4.3%
Thermo Fisher Scientific, Inc.	3.8%
UnitedHealth Group, Inc.	3.7%
Procter & Gamble Co.	3.6%
Aon PLC	3.5%
Total	47.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSBQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class A  MSAUX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	1.43%

Key Fund Statistics

Total Net Assets	$130,899,988
# of Portfolio Holdings	32
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

China
47.0%
India
28.3%
Korea, Republic Of
11.5%
Taiwan
5.9%
Singapore
3.9%
Hong Kong
2.0%
United States
1.4%

Value	Value
United States	1.4%
Hong Kong	2.0%
Singapore	3.9%
Taiwan	5.9%
Korea, Republic Of	11.5%
India	28.3%
China	47.0%

Top Ten Holdings (% of total investments)

ICICI Bank Ltd.	7.2%
Coupang, Inc.	6.4%
Trip.com Group Ltd.	6.3%
HDFC Bank Ltd.	6.2%
Meituan	5.7%
Tencent Holdings Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Axis Bank Ltd.	4.3%
Zomato Ltd.	4.0%
KE Holdings, Inc.	4.0%
Total	53.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSAUX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class C  MSAWX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.17%

Key Fund Statistics

Total Net Assets	$130,899,988
# of Portfolio Holdings	32
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
United States	1.4%
Hong Kong	2.0%
Singapore	3.9%
Taiwan	5.9%
Korea, Republic Of	11.5%
India	28.3%
China	47.0%

Top Ten Holdings (% of total investments)

ICICI Bank Ltd.	7.2%
Coupang, Inc.	6.4%
Trip.com Group Ltd.	6.3%
HDFC Bank Ltd.	6.2%
Meituan	5.7%
Tencent Holdings Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Axis Bank Ltd.	4.3%
Zomato Ltd.	4.0%
KE Holdings, Inc.	4.0%
Total	53.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSAWX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class I  MSAQX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.10%

Key Fund Statistics

Total Net Assets	$130,899,988
# of Portfolio Holdings	32
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
United States	1.4%
Hong Kong	2.0%
Singapore	3.9%
Taiwan	5.9%
Korea, Republic Of	11.5%
India	28.3%
China	47.0%

Top Ten Holdings (% of total investments)

ICICI Bank Ltd.	7.2%
Coupang, Inc.	6.4%
Trip.com Group Ltd.	6.3%
HDFC Bank Ltd.	6.2%
Meituan	5.7%
Tencent Holdings Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Axis Bank Ltd.	4.3%
Zomato Ltd.	4.0%
KE Holdings, Inc.	4.0%
Total	53.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSAQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio

Class R6  MSAYX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Asia Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	1.05%

Key Fund Statistics

Total Net Assets	$130,899,988
# of Portfolio Holdings	32
Portfolio Turnover Rate	9%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
United States	1.4%
Hong Kong	2.0%
Singapore	3.9%
Taiwan	5.9%
Korea, Republic Of	11.5%
India	28.3%
China	47.0%

Top Ten Holdings (% of total investments)

ICICI Bank Ltd.	7.2%
Coupang, Inc.	6.4%
Trip.com Group Ltd.	6.3%
HDFC Bank Ltd.	6.2%
Meituan	5.7%
Tencent Holdings Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.6%
Axis Bank Ltd.	4.3%
Zomato Ltd.	4.0%
KE Holdings, Inc.	4.0%
Total	53.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSAYX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio

Class A  GLCAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.39%

Key Fund Statistics

Total Net Assets	$10,042,729
# of Portfolio Holdings	216
Portfolio Turnover Rate	51%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Consumer Discretionary 31.8%
Information Technology 29.7%
Health Care 15.3%
Industrials 6.7%
Financials 4.8%
Communication Services 4.8%
Short-Term Investments 3.3%
Investment Companies 2.1%
Consumer Staples 0.5%
Energy 0.5%
Materials 0.3%
Real Estate 0.1%
Utilities 0.1%

Value	Value
Utilities	0.1%
Real Estate	0.1%
Materials	0.3%
Energy	0.5%
Consumer Staples	0.5%
Investment Companies	2.1%
Short-Term Investments	3.3%
Communication Services	4.8%
Financials	4.8%
Industrials	6.7%
Health Care	15.3%
Information Technology	29.7%
Consumer Discretionary	31.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.1%
Tesla, Inc.	6.1%
Carvana Co.	4.1%
MicroStrategy, Inc.	4.0%
Arbutus Biopharma Corp.	3.2%
Agilon Health, Inc.	2.7%
XOMA Corp.	2.6%
Global-e Online Ltd.	2.4%
Royalty Pharma PLC	2.4%
iShares Bitcoin Trust	2.1%
Total	38.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2024

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of the Fund were liquidated, known or reasonable ascertainable liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund’s shareholders and all the issued and outstanding shares of the Fund were redeemed (the “Liquidation”). The Liquidation occurred on July 22, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

GLCAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio

Class C  GLCDX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.14%

Key Fund Statistics

Total Net Assets	$10,042,729
# of Portfolio Holdings	216
Portfolio Turnover Rate	51%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Utilities	0.1%
Real Estate	0.1%
Materials	0.3%
Energy	0.5%
Consumer Staples	0.5%
Investment Companies	2.1%
Short-Term Investments	3.3%
Communication Services	4.8%
Financials	4.8%
Industrials	6.7%
Health Care	15.3%
Information Technology	29.7%
Consumer Discretionary	31.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.1%
Tesla, Inc.	6.1%
Carvana Co.	4.1%
MicroStrategy, Inc.	4.0%
Arbutus Biopharma Corp.	3.2%
Agilon Health, Inc.	2.7%
XOMA Corp.	2.6%
Global-e Online Ltd.	2.4%
Royalty Pharma PLC	2.4%
iShares Bitcoin Trust	2.1%
Total	38.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2024

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of the Fund were liquidated, known or reasonable ascertainable liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund’s shareholders and all the issued and outstanding shares of the Fund were redeemed (the “Liquidation”). The Liquidation occurred on July 22, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

GLCDX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio

Class I  GLCIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.04%

Key Fund Statistics

Total Net Assets	$10,042,729
# of Portfolio Holdings	216
Portfolio Turnover Rate	51%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Utilities	0.1%
Real Estate	0.1%
Materials	0.3%
Energy	0.5%
Consumer Staples	0.5%
Investment Companies	2.1%
Short-Term Investments	3.3%
Communication Services	4.8%
Financials	4.8%
Industrials	6.7%
Health Care	15.3%
Information Technology	29.7%
Consumer Discretionary	31.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.1%
Tesla, Inc.	6.1%
Carvana Co.	4.1%
MicroStrategy, Inc.	4.0%
Arbutus Biopharma Corp.	3.2%
Agilon Health, Inc.	2.7%
XOMA Corp.	2.6%
Global-e Online Ltd.	2.4%
Royalty Pharma PLC	2.4%
iShares Bitcoin Trust	2.1%
Total	38.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2024

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of the Fund were liquidated, known or reasonable ascertainable liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund’s shareholders and all the issued and outstanding shares of the Fund were redeemed (the “Liquidation”). The Liquidation occurred on July 22, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

GLCIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio

Class R6  GLCSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Counterpoint Global Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.99%

Key Fund Statistics

Total Net Assets	$10,042,729
# of Portfolio Holdings	216
Portfolio Turnover Rate	51%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Utilities	0.1%
Real Estate	0.1%
Materials	0.3%
Energy	0.5%
Consumer Staples	0.5%
Investment Companies	2.1%
Short-Term Investments	3.3%
Communication Services	4.8%
Financials	4.8%
Industrials	6.7%
Health Care	15.3%
Information Technology	29.7%
Consumer Discretionary	31.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.1%
Tesla, Inc.	6.1%
Carvana Co.	4.1%
MicroStrategy, Inc.	4.0%
Arbutus Biopharma Corp.	3.2%
Agilon Health, Inc.	2.7%
XOMA Corp.	2.6%
Global-e Online Ltd.	2.4%
Royalty Pharma PLC	2.4%
iShares Bitcoin Trust	2.1%
Total	38.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2024

The Board of Directors of Morgan Stanley Institutional Fund, Inc. (the “Company”) approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of the Fund were liquidated, known or reasonable ascertainable liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund’s shareholders and all the issued and outstanding shares of the Fund were redeemed (the “Liquidation”). The Liquidation occurred on July 22, 2024.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

GLCSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class A  MDOAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.47%

Key Fund Statistics

Total Net Assets	$32,286,126
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

China
36.5%
India
25.6%
Korea, Republic Of
10.9%
United States
9.5%
Taiwan
5.8%
Brazil
4.8%
Singapore
3.7%
Argentina
1.8%
Poland
1.4%

Value	Value
Poland	1.4%
Argentina	1.8%
Singapore	3.7%
Brazil	4.8%
Taiwan	5.8%
United States	9.5%
Korea, Republic Of	10.9%
India	25.6%
China	36.5%

Top Ten Holdings (% of total investments)

MercadoLibre, Inc.	7.3%
Coupang, Inc.	6.3%
ICICI Bank Ltd.	6.3%
Meituan	5.7%
HDFC Bank Ltd.	5.4%
Trip.com Group Ltd.	4.9%
NU Holdings Ltd.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Axis Bank Ltd.	4.1%
Zomato Ltd.	3.7%
Total	53.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MDOAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class C  MDOBX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.25%

Key Fund Statistics

Total Net Assets	$32,286,126
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Poland	1.4%
Argentina	1.8%
Singapore	3.7%
Brazil	4.8%
Taiwan	5.8%
United States	9.5%
Korea, Republic Of	10.9%
India	25.6%
China	36.5%

Top Ten Holdings (% of total investments)

MercadoLibre, Inc.	7.3%
Coupang, Inc.	6.3%
ICICI Bank Ltd.	6.3%
Meituan	5.7%
HDFC Bank Ltd.	5.4%
Trip.com Group Ltd.	4.9%
NU Holdings Ltd.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Axis Bank Ltd.	4.1%
Zomato Ltd.	3.7%
Total	53.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MDOBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class I  MDOEX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.15%

Key Fund Statistics

Total Net Assets	$32,286,126
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Poland	1.4%
Argentina	1.8%
Singapore	3.7%
Brazil	4.8%
Taiwan	5.8%
United States	9.5%
Korea, Republic Of	10.9%
India	25.6%
China	36.5%

Top Ten Holdings (% of total investments)

MercadoLibre, Inc.	7.3%
Coupang, Inc.	6.3%
ICICI Bank Ltd.	6.3%
Meituan	5.7%
HDFC Bank Ltd.	5.4%
Trip.com Group Ltd.	4.9%
NU Holdings Ltd.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Axis Bank Ltd.	4.1%
Zomato Ltd.	3.7%
Total	53.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MDOEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio

Class R6  MDODX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Developing Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	1.10%

Key Fund Statistics

Total Net Assets	$32,286,126
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Poland	1.4%
Argentina	1.8%
Singapore	3.7%
Brazil	4.8%
Taiwan	5.8%
United States	9.5%
Korea, Republic Of	10.9%
India	25.6%
China	36.5%

Top Ten Holdings (% of total investments)

MercadoLibre, Inc.	7.3%
Coupang, Inc.	6.3%
ICICI Bank Ltd.	6.3%
Meituan	5.7%
HDFC Bank Ltd.	5.4%
Trip.com Group Ltd.	4.9%
NU Holdings Ltd.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.5%
Axis Bank Ltd.	4.1%
Zomato Ltd.	3.7%
Total	53.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MDODX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class A  MSDQX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.35%

Key Fund Statistics

Total Net Assets	$7,457,096
# of Portfolio Holdings	78
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

India
30.4%
Taiwan
21.9%
Korea, Republic Of
14.3%
Brazil
6.0%
Mexico
5.5%
South Africa
4.5%
Indonesia
3.9%
Poland
3.8%
Thailand
1.8%
United Kingdom
1.7%
Saudi Arabia
1.5%
Sweden
1.2%
Other[1]
3.5%

Value	Value
OtherFootnote Reference1	3.5%
Sweden	1.2%
Saudi Arabia	1.5%
United Kingdom	1.7%
Thailand	1.8%
Poland	3.8%
Indonesia	3.9%
South Africa	4.5%
Mexico	5.5%
Brazil	6.0%
Korea, Republic Of	14.3%
Taiwan	21.9%
India	30.4%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
Samsung Electronics Co. Ltd.	5.7%
SK Hynix, Inc.	3.7%
HDFC Bank Ltd.	3.2%
Reliance Industries Ltd.	3.2%
ICICI Bank Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.6%
State Bank of India	2.3%
Infosys Ltd.	2.0%
Grupa Kety SA	1.9%
Total	40.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSDQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class C  MSDOX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.10%

Key Fund Statistics

Total Net Assets	$7,457,096
# of Portfolio Holdings	78
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	3.5%
Sweden	1.2%
Saudi Arabia	1.5%
United Kingdom	1.7%
Thailand	1.8%
Poland	3.8%
Indonesia	3.9%
South Africa	4.5%
Mexico	5.5%
Brazil	6.0%
Korea, Republic Of	14.3%
Taiwan	21.9%
India	30.4%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
Samsung Electronics Co. Ltd.	5.7%
SK Hynix, Inc.	3.7%
HDFC Bank Ltd.	3.2%
Reliance Industries Ltd.	3.2%
ICICI Bank Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.6%
State Bank of India	2.3%
Infosys Ltd.	2.0%
Grupa Kety SA	1.9%
Total	40.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSDOX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class I  MSDUX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.98%

Key Fund Statistics

Total Net Assets	$7,457,096
# of Portfolio Holdings	78
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	3.5%
Sweden	1.2%
Saudi Arabia	1.5%
United Kingdom	1.7%
Thailand	1.8%
Poland	3.8%
Indonesia	3.9%
South Africa	4.5%
Mexico	5.5%
Brazil	6.0%
Korea, Republic Of	14.3%
Taiwan	21.9%
India	30.4%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
Samsung Electronics Co. Ltd.	5.7%
SK Hynix, Inc.	3.7%
HDFC Bank Ltd.	3.2%
Reliance Industries Ltd.	3.2%
ICICI Bank Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.6%
State Bank of India	2.3%
Infosys Ltd.	2.0%
Grupa Kety SA	1.9%
Total	40.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSDUX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio

Class R6  MSDMX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets ex China Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%

Key Fund Statistics

Total Net Assets	$7,457,096
# of Portfolio Holdings	78
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	3.5%
Sweden	1.2%
Saudi Arabia	1.5%
United Kingdom	1.7%
Thailand	1.8%
Poland	3.8%
Indonesia	3.9%
South Africa	4.5%
Mexico	5.5%
Brazil	6.0%
Korea, Republic Of	14.3%
Taiwan	21.9%
India	30.4%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.1%
Samsung Electronics Co. Ltd.	5.7%
SK Hynix, Inc.	3.7%
HDFC Bank Ltd.	3.2%
Reliance Industries Ltd.	3.2%
ICICI Bank Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.6%
State Bank of India	2.3%
Infosys Ltd.	2.0%
Grupa Kety SA	1.9%
Total	40.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSDMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class A  MELAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.39%

Key Fund Statistics

Total Net Assets	$243,956,048
# of Portfolio Holdings	39
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

India
49.7%
Taiwan
14.8%
Brazil
13.8%
United States
7.9%
Korea, Republic Of
4.4%
Argentina
3.6%
Mexico
3.6%
China
1.9%
Other[1]
0.3%

Value	Value
OtherFootnote Reference1	0.3%
China	1.9%
Mexico	3.6%
Argentina	3.6%
Korea, Republic Of	4.4%
United States	7.9%
Brazil	13.8%
Taiwan	14.8%
India	49.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
NU Holdings Ltd.	8.3%
MercadoLibre, Inc.	7.9%
Trent Ltd.	5.3%
Avenue Supermarts Ltd.	4.7%
ICICI Bank Ltd.	4.5%
SK Hynix, Inc.	4.4%
KEI Industries Ltd.	4.4%
Aarti Industries Ltd.	4.1%
Globant SA	3.6%
Total	56.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MELAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class C  MEMLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.15%

Key Fund Statistics

Total Net Assets	$243,956,048
# of Portfolio Holdings	39
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.3%
China	1.9%
Mexico	3.6%
Argentina	3.6%
Korea, Republic Of	4.4%
United States	7.9%
Brazil	13.8%
Taiwan	14.8%
India	49.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
NU Holdings Ltd.	8.3%
MercadoLibre, Inc.	7.9%
Trent Ltd.	5.3%
Avenue Supermarts Ltd.	4.7%
ICICI Bank Ltd.	4.5%
SK Hynix, Inc.	4.4%
KEI Industries Ltd.	4.4%
Aarti Industries Ltd.	4.1%
Globant SA	3.6%
Total	56.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MEMLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class I  MELIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.05%

Key Fund Statistics

Total Net Assets	$243,956,048
# of Portfolio Holdings	39
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.3%
China	1.9%
Mexico	3.6%
Argentina	3.6%
Korea, Republic Of	4.4%
United States	7.9%
Brazil	13.8%
Taiwan	14.8%
India	49.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
NU Holdings Ltd.	8.3%
MercadoLibre, Inc.	7.9%
Trent Ltd.	5.3%
Avenue Supermarts Ltd.	4.7%
ICICI Bank Ltd.	4.5%
SK Hynix, Inc.	4.4%
KEI Industries Ltd.	4.4%
Aarti Industries Ltd.	4.1%
Globant SA	3.6%
Total	56.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MELIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class IR  MSIWX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$51	0.99%

Key Fund Statistics

Total Net Assets	$243,956,048
# of Portfolio Holdings	39
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.3%
China	1.9%
Mexico	3.6%
Argentina	3.6%
Korea, Republic Of	4.4%
United States	7.9%
Brazil	13.8%
Taiwan	14.8%
India	49.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
NU Holdings Ltd.	8.3%
MercadoLibre, Inc.	7.9%
Trent Ltd.	5.3%
Avenue Supermarts Ltd.	4.7%
ICICI Bank Ltd.	4.5%
SK Hynix, Inc.	4.4%
KEI Industries Ltd.	4.4%
Aarti Industries Ltd.	4.1%
Globant SA	3.6%
Total	56.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSIWX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio

Class R6  MELSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Leaders Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.99%

Key Fund Statistics

Total Net Assets	$243,956,048
# of Portfolio Holdings	39
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.3%
China	1.9%
Mexico	3.6%
Argentina	3.6%
Korea, Republic Of	4.4%
United States	7.9%
Brazil	13.8%
Taiwan	14.8%
India	49.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.0%
NU Holdings Ltd.	8.3%
MercadoLibre, Inc.	7.9%
Trent Ltd.	5.3%
Avenue Supermarts Ltd.	4.7%
ICICI Bank Ltd.	4.5%
SK Hynix, Inc.	4.4%
KEI Industries Ltd.	4.4%
Aarti Industries Ltd.	4.1%
Globant SA	3.6%
Total	56.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MELSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class A  MMKBX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	1.35%

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

India 25.0%
China 19.1%
Taiwan 18.5%
Korea, Republic Of 11.5%
Brazil 5.9%
Mexico 4.6%
South Africa 3.3%
Indonesia 2.9%
Poland 2.5%
United States 1.7%
Saudi Arabia 1.6%
Thailand 1.5%
United Kingdom 1.2%
Other[1] 0.7%

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.4%
Mahindra & Mahindra Ltd.	2.8%
ICICI Bank Ltd.	2.5%
Reliance Industries Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.9%
Total	35.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MMKBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class C  MSEPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.10%

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.4%
Mahindra & Mahindra Ltd.	2.8%
ICICI Bank Ltd.	2.5%
Reliance Industries Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.9%
Total	35.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSEPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class I  MGEMX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.4%
Mahindra & Mahindra Ltd.	2.8%
ICICI Bank Ltd.	2.5%
Reliance Industries Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.9%
Total	35.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGEMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class IR  MRGEX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$50	0.95%

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.4%
Mahindra & Mahindra Ltd.	2.8%
ICICI Bank Ltd.	2.5%
Reliance Industries Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.9%
Total	35.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRGEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class L  MSELX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$97	1.85%

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.4%
Mahindra & Mahindra Ltd.	2.8%
ICICI Bank Ltd.	2.5%
Reliance Industries Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.9%
Total	35.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSELX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio

Class R6  MMMPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.95%

Key Fund Statistics

Total Net Assets	$531,354,483
# of Portfolio Holdings	99
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
United Kingdom	1.2%
Thailand	1.5%
Saudi Arabia	1.6%
United States	1.7%
Poland	2.5%
Indonesia	2.9%
South Africa	3.3%
Mexico	4.6%
Brazil	5.9%
Korea, Republic Of	11.5%
Taiwan	18.5%
China	19.1%
India	25.0%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	4.1%
SK Hynix, Inc.	3.4%
Mahindra & Mahindra Ltd.	2.8%
ICICI Bank Ltd.	2.5%
Reliance Industries Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
China Construction Bank Corp.	2.0%
Hon Hai Precision Industry Co. Ltd.	1.9%
Total	35.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MMMPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio

Class A  MLNAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.28%

Key Fund Statistics

Total Net Assets	$194,402,885
# of Portfolio Holdings	21
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
28.7%
Financials
20.9%
Industrials
13.7%
Health Care
7.8%
Communication Services
7.1%
Consumer Discretionary
6.9%
Consumer Staples
6.0%
Materials
5.9%
Utilities
1.9%
Short-Term Investments
1.1%

Value	Value
Short-Term Investments	1.1%
Utilities	1.9%
Materials	5.9%
Consumer Staples	6.0%
Consumer Discretionary	6.9%
Communication Services	7.1%
Health Care	7.8%
Industrials	13.7%
Financials	20.9%
Information Technology	28.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Microsoft Corp.	9.6%
Costco Wholesale Corp.	6.1%
Progressive Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
CRH PLC	6.0%
Ferrari NV	5.5%
Mitsui & Co. Ltd.	5.3%
JPMorgan Chase & Co.	5.1%
LPL Financial Holdings, Inc.	5.0%
Total	64.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MLNAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio

Class C  MLNCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	2.06%

Key Fund Statistics

Total Net Assets	$194,402,885
# of Portfolio Holdings	21
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Utilities	1.9%
Materials	5.9%
Consumer Staples	6.0%
Consumer Discretionary	6.9%
Communication Services	7.1%
Health Care	7.8%
Industrials	13.7%
Financials	20.9%
Information Technology	28.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Microsoft Corp.	9.6%
Costco Wholesale Corp.	6.1%
Progressive Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
CRH PLC	6.0%
Ferrari NV	5.5%
Mitsui & Co. Ltd.	5.3%
JPMorgan Chase & Co.	5.1%
LPL Financial Holdings, Inc.	5.0%
Total	64.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MLNCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio

Class I  MLNIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.00%

Key Fund Statistics

Total Net Assets	$194,402,885
# of Portfolio Holdings	21
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Utilities	1.9%
Materials	5.9%
Consumer Staples	6.0%
Consumer Discretionary	6.9%
Communication Services	7.1%
Health Care	7.8%
Industrials	13.7%
Financials	20.9%
Information Technology	28.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Microsoft Corp.	9.6%
Costco Wholesale Corp.	6.1%
Progressive Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
CRH PLC	6.0%
Ferrari NV	5.5%
Mitsui & Co. Ltd.	5.3%
JPMorgan Chase & Co.	5.1%
LPL Financial Holdings, Inc.	5.0%
Total	64.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MLNIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio

Class R6  MLNSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Concentrated Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.95%

Key Fund Statistics

Total Net Assets	$194,402,885
# of Portfolio Holdings	21
Portfolio Turnover Rate	19%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.1%
Utilities	1.9%
Materials	5.9%
Consumer Staples	6.0%
Consumer Discretionary	6.9%
Communication Services	7.1%
Health Care	7.8%
Industrials	13.7%
Financials	20.9%
Information Technology	28.7%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.8%
Microsoft Corp.	9.6%
Costco Wholesale Corp.	6.1%
Progressive Corp.	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	6.0%
CRH PLC	6.0%
Ferrari NV	5.5%
Mitsui & Co. Ltd.	5.3%
JPMorgan Chase & Co.	5.1%
LPL Financial Holdings, Inc.	5.0%
Total	64.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MLNSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class A  MLMAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	1.30%

Key Fund Statistics

Total Net Assets	$32,697,052
# of Portfolio Holdings	47
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 25.8%
Financials 20.5%
Consumer Discretionary 16.1%
Industrials 10.6%
Communication Services 9.4%
Materials 7.9%
Health Care 4.7%
Energy 3.1%
Utilities 1.2%
Consumer Staples 0.6%
Short-Term Investments 0.1%

Value	Value
Short-Term Investments	0.1%
Consumer Staples	0.6%
Utilities	1.2%
Energy	3.1%
Health Care	4.7%
Materials	7.9%
Communication Services	9.4%
Industrials	10.6%
Consumer Discretionary	16.1%
Financials	20.5%
Information Technology	25.8%

Top Ten Holdings (% of total investments)

Microsoft Corp.	8.5%
NVIDIA Corp.	6.1%
CRH PLC	5.9%
Ferrari NV	5.5%
JPMorgan Chase & Co.	5.2%
Apple, Inc.	5.0%
Ameriprise Financial, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Amazon.com, Inc.	4.3%
TJX Cos., Inc.	3.6%
Total	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MLMAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class C  MLMCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.10%

Key Fund Statistics

Total Net Assets	$32,697,052
# of Portfolio Holdings	47
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Consumer Staples	0.6%
Utilities	1.2%
Energy	3.1%
Health Care	4.7%
Materials	7.9%
Communication Services	9.4%
Industrials	10.6%
Consumer Discretionary	16.1%
Financials	20.5%
Information Technology	25.8%

Top Ten Holdings (% of total investments)

Microsoft Corp.	8.5%
NVIDIA Corp.	6.1%
CRH PLC	5.9%
Ferrari NV	5.5%
JPMorgan Chase & Co.	5.2%
Apple, Inc.	5.0%
Ameriprise Financial, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Amazon.com, Inc.	4.3%
TJX Cos., Inc.	3.6%
Total	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MLMCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class I  MLMIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%

Key Fund Statistics

Total Net Assets	$32,697,052
# of Portfolio Holdings	47
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Consumer Staples	0.6%
Utilities	1.2%
Energy	3.1%
Health Care	4.7%
Materials	7.9%
Communication Services	9.4%
Industrials	10.6%
Consumer Discretionary	16.1%
Financials	20.5%
Information Technology	25.8%

Top Ten Holdings (% of total investments)

Microsoft Corp.	8.5%
NVIDIA Corp.	6.1%
CRH PLC	5.9%
Ferrari NV	5.5%
JPMorgan Chase & Co.	5.2%
Apple, Inc.	5.0%
Ameriprise Financial, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Amazon.com, Inc.	4.3%
TJX Cos., Inc.	3.6%
Total	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MLMIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio

Class R6  MLMSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$51	0.95%

Key Fund Statistics

Total Net Assets	$32,697,052
# of Portfolio Holdings	47
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Consumer Staples	0.6%
Utilities	1.2%
Energy	3.1%
Health Care	4.7%
Materials	7.9%
Communication Services	9.4%
Industrials	10.6%
Consumer Discretionary	16.1%
Financials	20.5%
Information Technology	25.8%

Top Ten Holdings (% of total investments)

Microsoft Corp.	8.5%
NVIDIA Corp.	6.1%
CRH PLC	5.9%
Ferrari NV	5.5%
JPMorgan Chase & Co.	5.2%
Apple, Inc.	5.0%
Ameriprise Financial, Inc.	4.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Amazon.com, Inc.	4.3%
TJX Cos., Inc.	3.6%
Total	52.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MLMSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio

Class A  MSJAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.34%

Key Fund Statistics

Total Net Assets	$38,581,393
# of Portfolio Holdings	30
Portfolio Turnover Rate	86%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Consumer Discretionary
42.5%
Information Technology
21.2%
Health Care
18.7%
Industrials
8.4%
Financials
7.7%
Communication Services
1.2%
Short-Term Investments
0.3%

Value	Value
Short-Term Investments	0.3%
Communication Services	1.2%
Financials	7.7%
Industrials	8.4%
Health Care	18.7%
Information Technology	21.2%
Consumer Discretionary	42.5%

Top Ten Holdings (% of total investments)

Appian Corp.	9.0%
Victoria PLC	8.7%
Tesla, Inc.	5.7%
Babcock International Group PLC	5.2%
HCA Healthcare, Inc.	4.7%
Eurofins Scientific SE	4.6%
Cricut, Inc.	4.5%
Floor & Decor Holdings, Inc.	4.4%
Global-e Online Ltd.	4.2%
Bill Holdings, Inc.	4.1%
Total	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSJAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio

Class C  MSJCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.09%

Key Fund Statistics

Total Net Assets	$38,581,393
# of Portfolio Holdings	30
Portfolio Turnover Rate	86%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Communication Services	1.2%
Financials	7.7%
Industrials	8.4%
Health Care	18.7%
Information Technology	21.2%
Consumer Discretionary	42.5%

Top Ten Holdings (% of total investments)

Appian Corp.	9.0%
Victoria PLC	8.7%
Tesla, Inc.	5.7%
Babcock International Group PLC	5.2%
HCA Healthcare, Inc.	4.7%
Eurofins Scientific SE	4.6%
Cricut, Inc.	4.5%
Floor & Decor Holdings, Inc.	4.4%
Global-e Online Ltd.	4.2%
Bill Holdings, Inc.	4.1%
Total	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSJCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio

Class I  MSJIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.99%

Key Fund Statistics

Total Net Assets	$38,581,393
# of Portfolio Holdings	30
Portfolio Turnover Rate	86%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Communication Services	1.2%
Financials	7.7%
Industrials	8.4%
Health Care	18.7%
Information Technology	21.2%
Consumer Discretionary	42.5%

Top Ten Holdings (% of total investments)

Appian Corp.	9.0%
Victoria PLC	8.7%
Tesla, Inc.	5.7%
Babcock International Group PLC	5.2%
HCA Healthcare, Inc.	4.7%
Eurofins Scientific SE	4.6%
Cricut, Inc.	4.5%
Floor & Decor Holdings, Inc.	4.4%
Global-e Online Ltd.	4.2%
Bill Holdings, Inc.	4.1%
Total	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSJIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio

Class R6  MSJSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Endurance Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.94%

Key Fund Statistics

Total Net Assets	$38,581,393
# of Portfolio Holdings	30
Portfolio Turnover Rate	86%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Communication Services	1.2%
Financials	7.7%
Industrials	8.4%
Health Care	18.7%
Information Technology	21.2%
Consumer Discretionary	42.5%

Top Ten Holdings (% of total investments)

Appian Corp.	9.0%
Victoria PLC	8.7%
Tesla, Inc.	5.7%
Babcock International Group PLC	5.2%
HCA Healthcare, Inc.	4.7%
Eurofins Scientific SE	4.6%
Cricut, Inc.	4.5%
Floor & Decor Holdings, Inc.	4.4%
Global-e Online Ltd.	4.2%
Bill Holdings, Inc.	4.1%
Total	55.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSJSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio

Class A  MSBEX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%

Key Fund Statistics

Total Net Assets	$4,295,125
# of Portfolio Holdings	52
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
55.7%
Real Estate
39.9%
Health Care
3.1%
Consumer Discretionary
1.0%
Short-Term Investments
0.3%

Value	Value
Short-Term Investments	0.3%
Consumer Discretionary	1.0%
Health Care	3.1%
Real Estate	39.9%
Financials	55.7%

Top Ten Holdings (% of total investments)

Welltower, Inc.	6.8%
American Tower Corp.	6.0%
Equinix, Inc.	5.8%
Extra Space Storage, Inc.	5.0%
AvalonBay Communities, Inc.	5.0%
Goodman Group	3.6%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.2%
Mitsui Fudosan Co. Ltd.	3.0%
Total	45.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSBEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio

Class C  MSBKX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.95%

Key Fund Statistics

Total Net Assets	$4,295,125
# of Portfolio Holdings	52
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Discretionary	1.0%
Health Care	3.1%
Real Estate	39.9%
Financials	55.7%

Top Ten Holdings (% of total investments)

Welltower, Inc.	6.8%
American Tower Corp.	6.0%
Equinix, Inc.	5.8%
Extra Space Storage, Inc.	5.0%
AvalonBay Communities, Inc.	5.0%
Goodman Group	3.6%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.2%
Mitsui Fudosan Co. Ltd.	3.0%
Total	45.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSBKX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio

Class I  MSBDX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.85%

Key Fund Statistics

Total Net Assets	$4,295,125
# of Portfolio Holdings	52
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Discretionary	1.0%
Health Care	3.1%
Real Estate	39.9%
Financials	55.7%

Top Ten Holdings (% of total investments)

Welltower, Inc.	6.8%
American Tower Corp.	6.0%
Equinix, Inc.	5.8%
Extra Space Storage, Inc.	5.0%
AvalonBay Communities, Inc.	5.0%
Goodman Group	3.6%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.2%
Mitsui Fudosan Co. Ltd.	3.0%
Total	45.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSBDX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio

Class R6  MSBPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.80%

Key Fund Statistics

Total Net Assets	$4,295,125
# of Portfolio Holdings	52
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Consumer Discretionary	1.0%
Health Care	3.1%
Real Estate	39.9%
Financials	55.7%

Top Ten Holdings (% of total investments)

Welltower, Inc.	6.8%
American Tower Corp.	6.0%
Equinix, Inc.	5.8%
Extra Space Storage, Inc.	5.0%
AvalonBay Communities, Inc.	5.0%
Goodman Group	3.6%
Simon Property Group, Inc.	3.6%
Digital Realty Trust, Inc.	3.4%
Essential Properties Realty Trust, Inc.	3.2%
Mitsui Fudosan Co. Ltd.	3.0%
Total	45.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSBPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class A  MSFBX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%

Key Fund Statistics

Total Net Assets	$2,777,866,211
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
32.6%
Consumer Staples
19.0%
Health Care
18.2%
Financials
13.9%
Industrials
12.5%
Short-Term Investments
1.5%
Consumer Discretionary
1.4%
Communication Services
0.9%

Value	Value
Communication Services	0.9%
Consumer Discretionary	1.4%
Short-Term Investments	1.5%
Industrials	12.5%
Financials	13.9%
Health Care	18.2%
Consumer Staples	19.0%
Information Technology	32.6%

Top Ten Holdings (% of total investments)

Microsoft Corp.	8.8%
SAP SE	6.7%
Visa, Inc.	5.8%
Accenture PLC	5.0%
Intercontinental Exchange, Inc.	4.4%
RELX PLC	4.1%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.5%
Becton Dickinson & Co.	3.4%
Aon PLC	3.3%
Total	48.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSFBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class C  MSGFX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.90%

Key Fund Statistics

Total Net Assets	$2,777,866,211
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Consumer Discretionary	1.4%
Short-Term Investments	1.5%
Industrials	12.5%
Financials	13.9%
Health Care	18.2%
Consumer Staples	19.0%
Information Technology	32.6%

Top Ten Holdings (% of total investments)

Microsoft Corp.	8.8%
SAP SE	6.7%
Visa, Inc.	5.8%
Accenture PLC	5.0%
Intercontinental Exchange, Inc.	4.4%
RELX PLC	4.1%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.5%
Becton Dickinson & Co.	3.4%
Aon PLC	3.3%
Total	48.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSGFX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class I  MSFAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%

Key Fund Statistics

Total Net Assets	$2,777,866,211
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Consumer Discretionary	1.4%
Short-Term Investments	1.5%
Industrials	12.5%
Financials	13.9%
Health Care	18.2%
Consumer Staples	19.0%
Information Technology	32.6%

Top Ten Holdings (% of total investments)

Microsoft Corp.	8.8%
SAP SE	6.7%
Visa, Inc.	5.8%
Accenture PLC	5.0%
Intercontinental Exchange, Inc.	4.4%
RELX PLC	4.1%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.5%
Becton Dickinson & Co.	3.4%
Aon PLC	3.3%
Total	48.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSFAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class L  MSFLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$84	1.66%

Key Fund Statistics

Total Net Assets	$2,777,866,211
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Consumer Discretionary	1.4%
Short-Term Investments	1.5%
Industrials	12.5%
Financials	13.9%
Health Care	18.2%
Consumer Staples	19.0%
Information Technology	32.6%

Top Ten Holdings (% of total investments)

Microsoft Corp.	8.8%
SAP SE	6.7%
Visa, Inc.	5.8%
Accenture PLC	5.0%
Intercontinental Exchange, Inc.	4.4%
RELX PLC	4.1%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.5%
Becton Dickinson & Co.	3.4%
Aon PLC	3.3%
Total	48.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSFLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio

Class R6  MGISX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.83%

Key Fund Statistics

Total Net Assets	$2,777,866,211
# of Portfolio Holdings	41
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Consumer Discretionary	1.4%
Short-Term Investments	1.5%
Industrials	12.5%
Financials	13.9%
Health Care	18.2%
Consumer Staples	19.0%
Information Technology	32.6%

Top Ten Holdings (% of total investments)

Microsoft Corp.	8.8%
SAP SE	6.7%
Visa, Inc.	5.8%
Accenture PLC	5.0%
Intercontinental Exchange, Inc.	4.4%
RELX PLC	4.1%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.5%
Becton Dickinson & Co.	3.4%
Aon PLC	3.3%
Total	48.7%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGISX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio

Class A  MTIPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.21%

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Utilities
40.1%
Energy
25.7%
Industrials
17.7%
Financials
9.3%
Short-Term Investments
4.0%
Communication Services
3.2%

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Top Ten Holdings (% of total investments)

National Grid PLC	7.3%
American Tower Corp.	7.2%
GFL Environmental, Inc.	5.9%
Enbridge, Inc.	4.6%
ONEOK, Inc.	4.1%
Pembina Pipeline Corp.	3.8%
Sempra	3.6%
Grupo Aeroportuario del Pacifico SAB de CV	3.3%
Targa Resources Corp.	3.3%
TC Energy Corp.	3.0%
Total	46.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MTIPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio

Class C  MSGTX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	2.07%

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Top Ten Holdings (% of total investments)

National Grid PLC	7.3%
American Tower Corp.	7.2%
GFL Environmental, Inc.	5.9%
Enbridge, Inc.	4.6%
ONEOK, Inc.	4.1%
Pembina Pipeline Corp.	3.8%
Sempra	3.6%
Grupo Aeroportuario del Pacifico SAB de CV	3.3%
Targa Resources Corp.	3.3%
TC Energy Corp.	3.0%
Total	46.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSGTX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio

Class I  MTIIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.97%

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Top Ten Holdings (% of total investments)

National Grid PLC	7.3%
American Tower Corp.	7.2%
GFL Environmental, Inc.	5.9%
Enbridge, Inc.	4.6%
ONEOK, Inc.	4.1%
Pembina Pipeline Corp.	3.8%
Sempra	3.6%
Grupo Aeroportuario del Pacifico SAB de CV	3.3%
Targa Resources Corp.	3.3%
TC Energy Corp.	3.0%
Total	46.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MTIIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio

Class IR  MRGOX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$47	0.94%

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Top Ten Holdings (% of total investments)

National Grid PLC	7.3%
American Tower Corp.	7.2%
GFL Environmental, Inc.	5.9%
Enbridge, Inc.	4.6%
ONEOK, Inc.	4.1%
Pembina Pipeline Corp.	3.8%
Sempra	3.6%
Grupo Aeroportuario del Pacifico SAB de CV	3.3%
Targa Resources Corp.	3.3%
TC Energy Corp.	3.0%
Total	46.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRGOX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio

Class L  MTILX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$88	1.78%

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Top Ten Holdings (% of total investments)

National Grid PLC	7.3%
American Tower Corp.	7.2%
GFL Environmental, Inc.	5.9%
Enbridge, Inc.	4.6%
ONEOK, Inc.	4.1%
Pembina Pipeline Corp.	3.8%
Sempra	3.6%
Grupo Aeroportuario del Pacifico SAB de CV	3.3%
Targa Resources Corp.	3.3%
TC Energy Corp.	3.0%
Total	46.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MTILX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio

Class R6  MSGPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Infrastructure Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.94%

Key Fund Statistics

Total Net Assets	$238,492,324
# of Portfolio Holdings	58
Portfolio Turnover Rate	24%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	3.2%
Short-Term Investments	4.0%
Financials	9.3%
Industrials	17.7%
Energy	25.7%
Utilities	40.1%

Top Ten Holdings (% of total investments)

National Grid PLC	7.3%
American Tower Corp.	7.2%
GFL Environmental, Inc.	5.9%
Enbridge, Inc.	4.6%
ONEOK, Inc.	4.1%
Pembina Pipeline Corp.	3.8%
Sempra	3.6%
Grupo Aeroportuario del Pacifico SAB de CV	3.3%
Targa Resources Corp.	3.3%
TC Energy Corp.	3.0%
Total	46.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSGPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class A  MIGPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.32%

Key Fund Statistics

Total Net Assets	$60,673,388
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Consumer Discretionary
40.7%
Information Technology
37.0%
Health Care
9.6%
Communication Services
5.8%
Investment Companies
2.5%
Short-Term Investments
1.5%
Industrial
1.5%
Financials
1.4%

Value	Value
Financials	1.4%
Industrial	1.5%
Short-Term Investments	1.5%
Investment Companies	2.5%
Communication Services	5.8%
Health Care	9.6%
Information Technology	37.0%
Consumer Discretionary	40.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	8.7%
MercadoLibre, Inc.	7.2%
Tesla, Inc.	6.0%
Shopify, Inc.	6.0%
Adyen NV	5.9%
Global-e Online Ltd.	5.6%
Grab Holdings Ltd.	5.5%
Affirm Holdings, Inc.	4.8%
Trade Desk, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	59.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MIGPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class C  MSPTX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.10%

Key Fund Statistics

Total Net Assets	$60,673,388
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Financials	1.4%
Industrial	1.5%
Short-Term Investments	1.5%
Investment Companies	2.5%
Communication Services	5.8%
Health Care	9.6%
Information Technology	37.0%
Consumer Discretionary	40.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	8.7%
MercadoLibre, Inc.	7.2%
Tesla, Inc.	6.0%
Shopify, Inc.	6.0%
Adyen NV	5.9%
Global-e Online Ltd.	5.6%
Grab Holdings Ltd.	5.5%
Affirm Holdings, Inc.	4.8%
Trade Desk, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	59.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSPTX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class I  MIGIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%

Key Fund Statistics

Total Net Assets	$60,673,388
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Financials	1.4%
Industrial	1.5%
Short-Term Investments	1.5%
Investment Companies	2.5%
Communication Services	5.8%
Health Care	9.6%
Information Technology	37.0%
Consumer Discretionary	40.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	8.7%
MercadoLibre, Inc.	7.2%
Tesla, Inc.	6.0%
Shopify, Inc.	6.0%
Adyen NV	5.9%
Global-e Online Ltd.	5.6%
Grab Holdings Ltd.	5.5%
Affirm Holdings, Inc.	4.8%
Trade Desk, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	59.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MIGIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class L  MIGLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$93	1.85%

Key Fund Statistics

Total Net Assets	$60,673,388
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Financials	1.4%
Industrial	1.5%
Short-Term Investments	1.5%
Investment Companies	2.5%
Communication Services	5.8%
Health Care	9.6%
Information Technology	37.0%
Consumer Discretionary	40.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	8.7%
MercadoLibre, Inc.	7.2%
Tesla, Inc.	6.0%
Shopify, Inc.	6.0%
Adyen NV	5.9%
Global-e Online Ltd.	5.6%
Grab Holdings Ltd.	5.5%
Affirm Holdings, Inc.	4.8%
Trade Desk, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	59.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MIGLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio

Class R6  MGZZX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Insight Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.95%

Key Fund Statistics

Total Net Assets	$60,673,388
# of Portfolio Holdings	34
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Financials	1.4%
Industrial	1.5%
Short-Term Investments	1.5%
Investment Companies	2.5%
Communication Services	5.8%
Health Care	9.6%
Information Technology	37.0%
Consumer Discretionary	40.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	8.7%
MercadoLibre, Inc.	7.2%
Tesla, Inc.	6.0%
Shopify, Inc.	6.0%
Adyen NV	5.9%
Global-e Online Ltd.	5.6%
Grab Holdings Ltd.	5.5%
Affirm Holdings, Inc.	4.8%
Trade Desk, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	59.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGZZX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class A  MGGPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.21%

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Consumer Discretionary
33.7%
Information Technology
28.5%
Communication Services
15.0%
Industrials
12.6%
Financials
9.0%
Short-Term Investments
1.2%

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Top Ten Holdings (% of total investments)

Uber Technologies, Inc.	8.5%
ServiceNow, Inc.	8.2%
Meta Platforms, Inc.	6.4%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	5.0%
DSV AS	4.1%
Shopify, Inc.	3.9%
ICICI Bank Ltd.	3.8%
Coupang, Inc.	3.7%
Spotify Technology SA	3.6%
Total	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGGPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class C  MSOPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.94%

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Top Ten Holdings (% of total investments)

Uber Technologies, Inc.	8.5%
ServiceNow, Inc.	8.2%
Meta Platforms, Inc.	6.4%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	5.0%
DSV AS	4.1%
Shopify, Inc.	3.9%
ICICI Bank Ltd.	3.8%
Coupang, Inc.	3.7%
Spotify Technology SA	3.6%
Total	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSOPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class I  MGGIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.93%

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Top Ten Holdings (% of total investments)

Uber Technologies, Inc.	8.5%
ServiceNow, Inc.	8.2%
Meta Platforms, Inc.	6.4%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	5.0%
DSV AS	4.1%
Shopify, Inc.	3.9%
ICICI Bank Ltd.	3.8%
Coupang, Inc.	3.7%
Spotify Technology SA	3.6%
Total	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGGIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class IR  MGORX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$45	0.85%

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Top Ten Holdings (% of total investments)

Uber Technologies, Inc.	8.5%
ServiceNow, Inc.	8.2%
Meta Platforms, Inc.	6.4%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	5.0%
DSV AS	4.1%
Shopify, Inc.	3.9%
ICICI Bank Ltd.	3.8%
Coupang, Inc.	3.7%
Spotify Technology SA	3.6%
Total	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGORX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class L  MGGLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$67	1.28%

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Top Ten Holdings (% of total investments)

Uber Technologies, Inc.	8.5%
ServiceNow, Inc.	8.2%
Meta Platforms, Inc.	6.4%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	5.0%
DSV AS	4.1%
Shopify, Inc.	3.9%
ICICI Bank Ltd.	3.8%
Coupang, Inc.	3.7%
Spotify Technology SA	3.6%
Total	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGGLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio

Class R6  MGTSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.85%

Key Fund Statistics

Total Net Assets	$2,967,708,392
# of Portfolio Holdings	34
Portfolio Turnover Rate	2%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.2%
Financials	9.0%
Industrials	12.6%
Communication Services	15.0%
Information Technology	28.5%
Consumer Discretionary	33.7%

Top Ten Holdings (% of total investments)

Uber Technologies, Inc.	8.5%
ServiceNow, Inc.	8.2%
Meta Platforms, Inc.	6.4%
Amazon.com, Inc.	5.2%
MercadoLibre, Inc.	5.0%
DSV AS	4.1%
Shopify, Inc.	3.9%
ICICI Bank Ltd.	3.8%
Coupang, Inc.	3.7%
Spotify Technology SA	3.6%
Total	52.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGTSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio

Class A  MGKAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.35%

Key Fund Statistics

Total Net Assets	$4,096,224
# of Portfolio Holdings	47
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
20.1%
Consumer Discretionary
19.5%
Information Technology
16.2%
Health Care
15.1%
Financials
10.0%
Real Estate
5.2%
Energy
4.6%
Materials
3.0%
Consumer Staples
2.9%
Investment Companies
2.5%
Short-Term Investments
0.8%
Communication Services
0.1%

Value	Value
Communication Services	0.1%
Short-Term Investments	0.8%
Investment Companies	2.5%
Consumer Staples	2.9%
Materials	3.0%
Energy	4.6%
Real Estate	5.2%
Financials	10.0%
Health Care	15.1%
Information Technology	16.2%
Consumer Discretionary	19.5%
Industrials	20.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	10.0%
Royalty Pharma PLC	6.6%
Intercontinental Exchange, Inc.	6.0%
Rentokil Initial PLC	5.6%
American Tower Corp.	5.1%
Canadian National Railway Co.	4.7%
Babcock International Group PLC	4.6%
Eurofins Scientific SE	4.0%
Danaher Corp.	3.9%
On Holding AG	3.6%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGKAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio

Class C  MGKCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$106	2.10%

Key Fund Statistics

Total Net Assets	$4,096,224
# of Portfolio Holdings	47
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Short-Term Investments	0.8%
Investment Companies	2.5%
Consumer Staples	2.9%
Materials	3.0%
Energy	4.6%
Real Estate	5.2%
Financials	10.0%
Health Care	15.1%
Information Technology	16.2%
Consumer Discretionary	19.5%
Industrials	20.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	10.0%
Royalty Pharma PLC	6.6%
Intercontinental Exchange, Inc.	6.0%
Rentokil Initial PLC	5.6%
American Tower Corp.	5.1%
Canadian National Railway Co.	4.7%
Babcock International Group PLC	4.6%
Eurofins Scientific SE	4.0%
Danaher Corp.	3.9%
On Holding AG	3.6%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGKCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio

Class I  MGKIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.00%

Key Fund Statistics

Total Net Assets	$4,096,224
# of Portfolio Holdings	47
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Short-Term Investments	0.8%
Investment Companies	2.5%
Consumer Staples	2.9%
Materials	3.0%
Energy	4.6%
Real Estate	5.2%
Financials	10.0%
Health Care	15.1%
Information Technology	16.2%
Consumer Discretionary	19.5%
Industrials	20.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	10.0%
Royalty Pharma PLC	6.6%
Intercontinental Exchange, Inc.	6.0%
Rentokil Initial PLC	5.6%
American Tower Corp.	5.1%
Canadian National Railway Co.	4.7%
Babcock International Group PLC	4.6%
Eurofins Scientific SE	4.0%
Danaher Corp.	3.9%
On Holding AG	3.6%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGKIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio

Class R6  MGKQX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Global Permanence Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.95%

Key Fund Statistics

Total Net Assets	$4,096,224
# of Portfolio Holdings	47
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.1%
Short-Term Investments	0.8%
Investment Companies	2.5%
Consumer Staples	2.9%
Materials	3.0%
Energy	4.6%
Real Estate	5.2%
Financials	10.0%
Health Care	15.1%
Information Technology	16.2%
Consumer Discretionary	19.5%
Industrials	20.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	10.0%
Royalty Pharma PLC	6.6%
Intercontinental Exchange, Inc.	6.0%
Rentokil Initial PLC	5.6%
American Tower Corp.	5.1%
Canadian National Railway Co.	4.7%
Babcock International Group PLC	4.6%
Eurofins Scientific SE	4.0%
Danaher Corp.	3.9%
On Holding AG	3.6%
Total	54.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGKQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio

Class A  MRLBX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
55.9%
Real Estate
40.5%
Health Care
2.0%
Consumer Discretionary
0.9%
Short-Term Investments
0.7%

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Welltower, Inc.	6.6%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	4.7%
Prologis, Inc.	4.5%
Digital Realty Trust, Inc.	3.9%
Goodman Group	3.6%
Public Storage	3.5%
Simon Property Group, Inc.	3.4%
Extra Space Storage, Inc.	2.7%
American Homes 4 Rent	2.6%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRLBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio

Class C  MSRDX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.90%

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Welltower, Inc.	6.6%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	4.7%
Prologis, Inc.	4.5%
Digital Realty Trust, Inc.	3.9%
Goodman Group	3.6%
Public Storage	3.5%
Simon Property Group, Inc.	3.4%
Extra Space Storage, Inc.	2.7%
American Homes 4 Rent	2.6%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSRDX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio

Class I  MRLAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Welltower, Inc.	6.6%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	4.7%
Prologis, Inc.	4.5%
Digital Realty Trust, Inc.	3.9%
Goodman Group	3.6%
Public Storage	3.5%
Simon Property Group, Inc.	3.4%
Extra Space Storage, Inc.	2.7%
American Homes 4 Rent	2.6%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRLAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio

Class IR  MRLEX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$37	0.75%

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Welltower, Inc.	6.6%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	4.7%
Prologis, Inc.	4.5%
Digital Realty Trust, Inc.	3.9%
Goodman Group	3.6%
Public Storage	3.5%
Simon Property Group, Inc.	3.4%
Extra Space Storage, Inc.	2.7%
American Homes 4 Rent	2.6%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRLEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio

Class L  MGRLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$82	1.65%

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Welltower, Inc.	6.6%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	4.7%
Prologis, Inc.	4.5%
Digital Realty Trust, Inc.	3.9%
Goodman Group	3.6%
Public Storage	3.5%
Simon Property Group, Inc.	3.4%
Extra Space Storage, Inc.	2.7%
American Homes 4 Rent	2.6%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGRLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio

Class R6  MGREX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.75%

Key Fund Statistics

Total Net Assets	$37,612,464
# of Portfolio Holdings	79
Portfolio Turnover Rate	27%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.7%
Consumer Discretionary	0.9%
Health Care	2.0%
Real Estate	40.5%
Financials	55.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Welltower, Inc.	6.6%
Equinix, Inc.	5.5%
AvalonBay Communities, Inc.	4.7%
Prologis, Inc.	4.5%
Digital Realty Trust, Inc.	3.9%
Goodman Group	3.6%
Public Storage	3.5%
Simon Property Group, Inc.	3.4%
Extra Space Storage, Inc.	2.7%
American Homes 4 Rent	2.6%
Total	41.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGREX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

(formerly, Global Sustain Portfolio)

Class A  MGQAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.24%

Key Fund Statistics

Total Net Assets	$87,614,631
# of Portfolio Holdings	34
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
38.3%
Financials
15.5%
Health Care
15.2%
Communication Services
12.4%
Industrials
8.5%
Consumer Discretionary
4.9%
Short-Term Investments
3.7%
Consumer Staples
1.5%

Value	Value
Consumer Staples	1.5%
Short-Term Investments	3.7%
Consumer Discretionary	4.9%
Industrials	8.5%
Communication Services	12.4%
Health Care	15.2%
Financials	15.5%
Information Technology	38.3%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.0%
Visa, Inc.	6.2%
Alphabet, Inc.	6.1%
Microsoft Corp.	5.9%
Intercontinental Exchange, Inc.	3.9%
UnitedHealth Group, Inc.	3.3%
Thermo Fisher Scientific, Inc.	3.2%
Aon PLC	3.1%
Constellation Software, Inc.	3.0%
Arthur J Gallagher & Co.	3.0%
Total	44.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGQAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

(formerly, Global Sustain Portfolio)

Class C  MSGQX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.98%

Key Fund Statistics

Total Net Assets	$87,614,631
# of Portfolio Holdings	34
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	3.7%
Consumer Discretionary	4.9%
Industrials	8.5%
Communication Services	12.4%
Health Care	15.2%
Financials	15.5%
Information Technology	38.3%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.0%
Visa, Inc.	6.2%
Alphabet, Inc.	6.1%
Microsoft Corp.	5.9%
Intercontinental Exchange, Inc.	3.9%
UnitedHealth Group, Inc.	3.3%
Thermo Fisher Scientific, Inc.	3.2%
Aon PLC	3.1%
Constellation Software, Inc.	3.0%
Arthur J Gallagher & Co.	3.0%
Total	44.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSGQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

(formerly, Global Sustain Portfolio)

Class I  MGQIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%

Key Fund Statistics

Total Net Assets	$87,614,631
# of Portfolio Holdings	34
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	3.7%
Consumer Discretionary	4.9%
Industrials	8.5%
Communication Services	12.4%
Health Care	15.2%
Financials	15.5%
Information Technology	38.3%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.0%
Visa, Inc.	6.2%
Alphabet, Inc.	6.1%
Microsoft Corp.	5.9%
Intercontinental Exchange, Inc.	3.9%
UnitedHealth Group, Inc.	3.3%
Thermo Fisher Scientific, Inc.	3.2%
Aon PLC	3.1%
Constellation Software, Inc.	3.0%
Arthur J Gallagher & Co.	3.0%
Total	44.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGQIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

(formerly, Global Sustain Portfolio)

Class L  MGQLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$90	1.75%

Key Fund Statistics

Total Net Assets	$87,614,631
# of Portfolio Holdings	34
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	3.7%
Consumer Discretionary	4.9%
Industrials	8.5%
Communication Services	12.4%
Health Care	15.2%
Financials	15.5%
Information Technology	38.3%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.0%
Visa, Inc.	6.2%
Alphabet, Inc.	6.1%
Microsoft Corp.	5.9%
Intercontinental Exchange, Inc.	3.9%
UnitedHealth Group, Inc.	3.3%
Thermo Fisher Scientific, Inc.	3.2%
Aon PLC	3.1%
Constellation Software, Inc.	3.0%
Arthur J Gallagher & Co.	3.0%
Total	44.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGQLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio

(formerly, Global Sustain Portfolio)

Class R6  MGQSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Global Stars Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.85%

Key Fund Statistics

Total Net Assets	$87,614,631
# of Portfolio Holdings	34
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	3.7%
Consumer Discretionary	4.9%
Industrials	8.5%
Communication Services	12.4%
Health Care	15.2%
Financials	15.5%
Information Technology	38.3%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	7.0%
Visa, Inc.	6.2%
Alphabet, Inc.	6.1%
Microsoft Corp.	5.9%
Intercontinental Exchange, Inc.	3.9%
UnitedHealth Group, Inc.	3.3%
Thermo Fisher Scientific, Inc.	3.2%
Aon PLC	3.1%
Constellation Software, Inc.	3.0%
Arthur J Gallagher & Co.	3.0%
Total	44.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGQSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class A  MSEGX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.86%

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
31.2%
Consumer Discretionary
28.4%
Communication Services
12.7%
Financials
11.3%
Health Care
8.3%
Industrials
3.8%
Investment Companies
2.5%
Real Estate
1.0%
Short-Term Investments
0.8%

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.5%
Trade Desk, Inc.	7.7%
DoorDash, Inc.	7.3%
Tesla, Inc.	6.2%
Shopify, Inc.	6.2%
ROBLOX Corp.	5.0%
Snowflake, Inc.	4.9%
Airbnb, Inc.	4.8%
Affirm Holdings, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	61.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSEGX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class C  MSGUX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$80	1.61%

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.5%
Trade Desk, Inc.	7.7%
DoorDash, Inc.	7.3%
Tesla, Inc.	6.2%
Shopify, Inc.	6.2%
ROBLOX Corp.	5.0%
Snowflake, Inc.	4.9%
Airbnb, Inc.	4.8%
Affirm Holdings, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	61.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSGUX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class I  MSEQX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.5%
Trade Desk, Inc.	7.7%
DoorDash, Inc.	7.3%
Tesla, Inc.	6.2%
Shopify, Inc.	6.2%
ROBLOX Corp.	5.0%
Snowflake, Inc.	4.9%
Airbnb, Inc.	4.8%
Affirm Holdings, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	61.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSEQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class IR  MGHRX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$25	0.51%

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.5%
Trade Desk, Inc.	7.7%
DoorDash, Inc.	7.3%
Tesla, Inc.	6.2%
Shopify, Inc.	6.2%
ROBLOX Corp.	5.0%
Snowflake, Inc.	4.9%
Airbnb, Inc.	4.8%
Affirm Holdings, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	61.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGHRX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class L  MSHLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$67	1.35%

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.5%
Trade Desk, Inc.	7.7%
DoorDash, Inc.	7.3%
Tesla, Inc.	6.2%
Shopify, Inc.	6.2%
ROBLOX Corp.	5.0%
Snowflake, Inc.	4.9%
Airbnb, Inc.	4.8%
Affirm Holdings, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	61.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSHLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Growth Portfolio

Class R6  MGRPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.51%

Key Fund Statistics

Total Net Assets	$3,555,420,179
# of Portfolio Holdings	39
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.8%
Real Estate	1.0%
Investment Companies	2.5%
Industrials	3.8%
Health Care	8.3%
Financials	11.3%
Communication Services	12.7%
Consumer Discretionary	28.4%
Information Technology	31.2%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	9.5%
Trade Desk, Inc.	7.7%
DoorDash, Inc.	7.3%
Tesla, Inc.	6.2%
Shopify, Inc.	6.2%
ROBLOX Corp.	5.0%
Snowflake, Inc.	4.9%
Airbnb, Inc.	4.8%
Affirm Holdings, Inc.	4.8%
Royalty Pharma PLC	4.6%
Total	61.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MGRPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class A  MSSMX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.27%

Key Fund Statistics

Total Net Assets	$325,741,401
# of Portfolio Holdings	52
Portfolio Turnover Rate	59%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 31.7%
Consumer Discretionary 24.2%
Health Care 21.7%
Financials 7.2%
Communication Services 4.9%
Consumer Staples 3.1%
Short-Term Investments 2.9%
Investment Companies 2.6%
Real Estate 0.9%
Industrials 0.5%
Materials 0.3%

Value	Value
Materials	0.3%
Industrials	0.5%
Real Estate	0.9%
Investment Companies	2.6%
Short-Term Investments	2.9%
Consumer Staples	3.1%
Communication Services	4.9%
Financials	7.2%
Health Care	21.7%
Consumer Discretionary	24.2%
Information Technology	31.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	10.0%
Global-e Online Ltd.	7.3%
Chewy, Inc.	6.6%
Agilon Health, Inc.	6.0%
Bill Holdings, Inc.	5.2%
Appian Corp.	4.9%
Affirm Holdings, Inc.	4.8%
Peloton Interactive, Inc.	4.1%
ZoomInfo Technologies, Inc.	3.6%
Wayfair, Inc.	3.3%
Total	55.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSSMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class C  MSCOX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.09%

Key Fund Statistics

Total Net Assets	$325,741,401
# of Portfolio Holdings	52
Portfolio Turnover Rate	59%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	0.3%
Industrials	0.5%
Real Estate	0.9%
Investment Companies	2.6%
Short-Term Investments	2.9%
Consumer Staples	3.1%
Communication Services	4.9%
Financials	7.2%
Health Care	21.7%
Consumer Discretionary	24.2%
Information Technology	31.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	10.0%
Global-e Online Ltd.	7.3%
Chewy, Inc.	6.6%
Agilon Health, Inc.	6.0%
Bill Holdings, Inc.	5.2%
Appian Corp.	4.9%
Affirm Holdings, Inc.	4.8%
Peloton Interactive, Inc.	4.1%
ZoomInfo Technologies, Inc.	3.6%
Wayfair, Inc.	3.3%
Total	55.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSCOX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class I  MSSGX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.93%

Key Fund Statistics

Total Net Assets	$325,741,401
# of Portfolio Holdings	52
Portfolio Turnover Rate	59%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	0.3%
Industrials	0.5%
Real Estate	0.9%
Investment Companies	2.6%
Short-Term Investments	2.9%
Consumer Staples	3.1%
Communication Services	4.9%
Financials	7.2%
Health Care	21.7%
Consumer Discretionary	24.2%
Information Technology	31.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	10.0%
Global-e Online Ltd.	7.3%
Chewy, Inc.	6.6%
Agilon Health, Inc.	6.0%
Bill Holdings, Inc.	5.2%
Appian Corp.	4.9%
Affirm Holdings, Inc.	4.8%
Peloton Interactive, Inc.	4.1%
ZoomInfo Technologies, Inc.	3.6%
Wayfair, Inc.	3.3%
Total	55.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSSGX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class L  MSSLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$87	1.84%

Key Fund Statistics

Total Net Assets	$325,741,401
# of Portfolio Holdings	52
Portfolio Turnover Rate	59%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	0.3%
Industrials	0.5%
Real Estate	0.9%
Investment Companies	2.6%
Short-Term Investments	2.9%
Consumer Staples	3.1%
Communication Services	4.9%
Financials	7.2%
Health Care	21.7%
Consumer Discretionary	24.2%
Information Technology	31.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	10.0%
Global-e Online Ltd.	7.3%
Chewy, Inc.	6.6%
Agilon Health, Inc.	6.0%
Bill Holdings, Inc.	5.2%
Appian Corp.	4.9%
Affirm Holdings, Inc.	4.8%
Peloton Interactive, Inc.	4.1%
ZoomInfo Technologies, Inc.	3.6%
Wayfair, Inc.	3.3%
Total	55.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSSLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Inception Portfolio

Class R6  MFLLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Inception Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.93%

Key Fund Statistics

Total Net Assets	$325,741,401
# of Portfolio Holdings	52
Portfolio Turnover Rate	59%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	0.3%
Industrials	0.5%
Real Estate	0.9%
Investment Companies	2.6%
Short-Term Investments	2.9%
Consumer Staples	3.1%
Communication Services	4.9%
Financials	7.2%
Health Care	21.7%
Consumer Discretionary	24.2%
Information Technology	31.7%

Top Ten Holdings (% of total investments)

Cloudflare, Inc.	10.0%
Global-e Online Ltd.	7.3%
Chewy, Inc.	6.6%
Agilon Health, Inc.	6.0%
Bill Holdings, Inc.	5.2%
Appian Corp.	4.9%
Affirm Holdings, Inc.	4.8%
Peloton Interactive, Inc.	4.1%
ZoomInfo Technologies, Inc.	3.6%
Wayfair, Inc.	3.3%
Total	55.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MFLLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class A  MFAPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.29%

Key Fund Statistics

Total Net Assets	$2,983,124,503
# of Portfolio Holdings	34
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

France
14.7%
Canada
13.3%
United States
12.6%
Denmark
9.0%
Netherlands
8.9%
India
8.1%
Italy
7.0%
Switzerland
6.7%
Taiwan
5.3%
Japan
5.1%
United Kingdom
4.6%
Sweden
2.7%
Hong Kong
2.0%

Value	Value
Hong Kong	2.0%
Sweden	2.7%
United Kingdom	4.6%
Japan	5.1%
Taiwan	5.3%
Switzerland	6.7%
Italy	7.0%
India	8.1%
Netherlands	8.9%
Denmark	9.0%
United States	12.6%
Canada	13.3%
France	14.7%

Top Ten Holdings (% of total investments)

Hermes International	8.5%
DSV AS	7.0%
Moncler SpA	6.4%
ASML Holding NV	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Keyence Corp.	5.1%
MercadoLibre, Inc.	4.9%
Spotify Technology SA	4.3%
Straumann Holding AG	3.9%
Canadian Pacific Kansas City Ltd.	3.7%
Total	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MFAPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class C  MSIAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	2.01%

Key Fund Statistics

Total Net Assets	$2,983,124,503
# of Portfolio Holdings	34
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Hong Kong	2.0%
Sweden	2.7%
United Kingdom	4.6%
Japan	5.1%
Taiwan	5.3%
Switzerland	6.7%
Italy	7.0%
India	8.1%
Netherlands	8.9%
Denmark	9.0%
United States	12.6%
Canada	13.3%
France	14.7%

Top Ten Holdings (% of total investments)

Hermes International	8.5%
DSV AS	7.0%
Moncler SpA	6.4%
ASML Holding NV	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Keyence Corp.	5.1%
MercadoLibre, Inc.	4.9%
Spotify Technology SA	4.3%
Straumann Holding AG	3.9%
Canadian Pacific Kansas City Ltd.	3.7%
Total	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSIAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class I  MFAIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%

Key Fund Statistics

Total Net Assets	$2,983,124,503
# of Portfolio Holdings	34
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Hong Kong	2.0%
Sweden	2.7%
United Kingdom	4.6%
Japan	5.1%
Taiwan	5.3%
Switzerland	6.7%
Italy	7.0%
India	8.1%
Netherlands	8.9%
Denmark	9.0%
United States	12.6%
Canada	13.3%
France	14.7%

Top Ten Holdings (% of total investments)

Hermes International	8.5%
DSV AS	7.0%
Moncler SpA	6.4%
ASML Holding NV	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Keyence Corp.	5.1%
MercadoLibre, Inc.	4.9%
Spotify Technology SA	4.3%
Straumann Holding AG	3.9%
Canadian Pacific Kansas City Ltd.	3.7%
Total	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MFAIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class L  MSALX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$93	1.85%

Key Fund Statistics

Total Net Assets	$2,983,124,503
# of Portfolio Holdings	34
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Hong Kong	2.0%
Sweden	2.7%
United Kingdom	4.6%
Japan	5.1%
Taiwan	5.3%
Switzerland	6.7%
Italy	7.0%
India	8.1%
Netherlands	8.9%
Denmark	9.0%
United States	12.6%
Canada	13.3%
France	14.7%

Top Ten Holdings (% of total investments)

Hermes International	8.5%
DSV AS	7.0%
Moncler SpA	6.4%
ASML Holding NV	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Keyence Corp.	5.1%
MercadoLibre, Inc.	4.9%
Spotify Technology SA	4.3%
Straumann Holding AG	3.9%
Canadian Pacific Kansas City Ltd.	3.7%
Total	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSALX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio

Class R6  IDVSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Advantage Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.89%

Key Fund Statistics

Total Net Assets	$2,983,124,503
# of Portfolio Holdings	34
Portfolio Turnover Rate	13%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Hong Kong	2.0%
Sweden	2.7%
United Kingdom	4.6%
Japan	5.1%
Taiwan	5.3%
Switzerland	6.7%
Italy	7.0%
India	8.1%
Netherlands	8.9%
Denmark	9.0%
United States	12.6%
Canada	13.3%
France	14.7%

Top Ten Holdings (% of total investments)

Hermes International	8.5%
DSV AS	7.0%
Moncler SpA	6.4%
ASML Holding NV	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Keyence Corp.	5.1%
MercadoLibre, Inc.	4.9%
Spotify Technology SA	4.3%
Straumann Holding AG	3.9%
Canadian Pacific Kansas City Ltd.	3.7%
Total	55.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

IDVSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class A  MIQBX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.27%

Key Fund Statistics

Total Net Assets	$1,304,075,475
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

United Kingdom 30.1%
Germany 12.4%
France 12.0%
Canada 6.2%
Sweden 5.6%
Japan 5.3%
Switzerland 4.4%
Netherlands 4.0%
Denmark 4.1%
Finland 2.2%
Singapore 1.9%
Korea, Republic Of 1.9%
Taiwan 1.9%
Italy 1.8%
Hong Kong 1.7%
Australia 1.2%
United States 1.2%
Belgium 1.2%
Other[1] 0.9%

Value	Value
OtherFootnote Reference1	0.9%
Belgium	1.2%
United States	1.2%
Australia	1.2%
Hong Kong	1.7%
Italy	1.8%
Taiwan	1.9%
Korea, Republic Of	1.9%
Singapore	1.9%
Finland	2.2%
Denmark	4.1%
Netherlands	4.0%
Switzerland	4.4%
Japan	5.3%
Sweden	5.6%
Canada	6.2%
France	12.0%
Germany	12.4%
United Kingdom	30.1%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

SAP SE	3.5%
Shell PLC	3.0%
Constellation Software, Inc.	3.0%
AstraZeneca PLC	2.9%
RELX PLC	2.8%
Halma PLC	2.4%
BP PLC	2.4%
QIAGEN NV	2.4%
Infineon Technologies AG	2.2%
Haleon PLC	2.2%
Total	26.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MIQBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class C  MSECX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.05%

Key Fund Statistics

Total Net Assets	$1,304,075,475
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.9%
Belgium	1.2%
United States	1.2%
Australia	1.2%
Hong Kong	1.7%
Italy	1.8%
Taiwan	1.9%
Korea, Republic Of	1.9%
Singapore	1.9%
Finland	2.2%
Denmark	4.1%
Netherlands	4.0%
Switzerland	4.4%
Japan	5.3%
Sweden	5.6%
Canada	6.2%
France	12.0%
Germany	12.4%
United Kingdom	30.1%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

SAP SE	3.5%
Shell PLC	3.0%
Constellation Software, Inc.	3.0%
AstraZeneca PLC	2.9%
RELX PLC	2.8%
Halma PLC	2.4%
BP PLC	2.4%
QIAGEN NV	2.4%
Infineon Technologies AG	2.2%
Haleon PLC	2.2%
Total	26.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSECX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class I  MSIQX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%

Key Fund Statistics

Total Net Assets	$1,304,075,475
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.9%
Belgium	1.2%
United States	1.2%
Australia	1.2%
Hong Kong	1.7%
Italy	1.8%
Taiwan	1.9%
Korea, Republic Of	1.9%
Singapore	1.9%
Finland	2.2%
Denmark	4.1%
Netherlands	4.0%
Switzerland	4.4%
Japan	5.3%
Sweden	5.6%
Canada	6.2%
France	12.0%
Germany	12.4%
United Kingdom	30.1%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

SAP SE	3.5%
Shell PLC	3.0%
Constellation Software, Inc.	3.0%
AstraZeneca PLC	2.9%
RELX PLC	2.8%
Halma PLC	2.4%
BP PLC	2.4%
QIAGEN NV	2.4%
Infineon Technologies AG	2.2%
Haleon PLC	2.2%
Total	26.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSIQX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class L  MSQLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$91	1.80%

Key Fund Statistics

Total Net Assets	$1,304,075,475
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.9%
Belgium	1.2%
United States	1.2%
Australia	1.2%
Hong Kong	1.7%
Italy	1.8%
Taiwan	1.9%
Korea, Republic Of	1.9%
Singapore	1.9%
Finland	2.2%
Denmark	4.1%
Netherlands	4.0%
Switzerland	4.4%
Japan	5.3%
Sweden	5.6%
Canada	6.2%
France	12.0%
Germany	12.4%
United Kingdom	30.1%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

SAP SE	3.5%
Shell PLC	3.0%
Constellation Software, Inc.	3.0%
AstraZeneca PLC	2.9%
RELX PLC	2.8%
Halma PLC	2.4%
BP PLC	2.4%
QIAGEN NV	2.4%
Infineon Technologies AG	2.2%
Haleon PLC	2.2%
Total	26.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSQLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio

Class R6  MIQPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.91%

Key Fund Statistics

Total Net Assets	$1,304,075,475
# of Portfolio Holdings	64
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.9%
Belgium	1.2%
United States	1.2%
Australia	1.2%
Hong Kong	1.7%
Italy	1.8%
Taiwan	1.9%
Korea, Republic Of	1.9%
Singapore	1.9%
Finland	2.2%
Denmark	4.1%
Netherlands	4.0%
Switzerland	4.4%
Japan	5.3%
Sweden	5.6%
Canada	6.2%
France	12.0%
Germany	12.4%
United Kingdom	30.1%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

SAP SE	3.5%
Shell PLC	3.0%
Constellation Software, Inc.	3.0%
AstraZeneca PLC	2.9%
RELX PLC	2.8%
Halma PLC	2.4%
BP PLC	2.4%
QIAGEN NV	2.4%
Infineon Technologies AG	2.2%
Haleon PLC	2.2%
Total	26.8%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MIQPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class A  MIOPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.33%

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

United States 14.9%
China 12.8%
India 12.7%
Korea, Republic Of 8.6%
Netherlands 5.9%
Canada 5.8%
Denmark 5.3%
Japan 4.8%
France 4.6%
Brazil 4.3%
Italy 4.3%
Switzerland 4.0%
Taiwan 3.5%
Sweden 2.7%
Singapore 2.4%
United Kingdom 2.3%
Argentina 1.1%

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Top Ten Holdings (% of total investments)

MercadoLibre, Inc.	6.5%
Coupang, Inc.	5.4%
DSV AS	5.3%
Spotify Technology SA	5.1%
Meituan	4.9%
Hermes International	4.6%
ICICI Bank Ltd.	4.4%
Trip.com Group Ltd.	4.3%
NU Holdings Ltd.	4.3%
Moncler SpA	4.3%
Total	49.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MIOPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class C  MSOCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.07%

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Top Ten Holdings (% of total investments)

MercadoLibre, Inc.	6.5%
Coupang, Inc.	5.4%
DSV AS	5.3%
Spotify Technology SA	5.1%
Meituan	4.9%
Hermes International	4.6%
ICICI Bank Ltd.	4.4%
Trip.com Group Ltd.	4.3%
NU Holdings Ltd.	4.3%
Moncler SpA	4.3%
Total	49.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSOCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class I  MIOIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Top Ten Holdings (% of total investments)

MercadoLibre, Inc.	6.5%
Coupang, Inc.	5.4%
DSV AS	5.3%
Spotify Technology SA	5.1%
Meituan	4.9%
Hermes International	4.6%
ICICI Bank Ltd.	4.4%
Trip.com Group Ltd.	4.3%
NU Holdings Ltd.	4.3%
Moncler SpA	4.3%
Total	49.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MIOIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class IR  MRNPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$49	0.94%

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Top Ten Holdings (% of total investments)

MercadoLibre, Inc.	6.5%
Coupang, Inc.	5.4%
DSV AS	5.3%
Spotify Technology SA	5.1%
Meituan	4.9%
Hermes International	4.6%
ICICI Bank Ltd.	4.4%
Trip.com Group Ltd.	4.3%
NU Holdings Ltd.	4.3%
Moncler SpA	4.3%
Total	49.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRNPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class L  MIOLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$96	1.85%

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Top Ten Holdings (% of total investments)

MercadoLibre, Inc.	6.5%
Coupang, Inc.	5.4%
DSV AS	5.3%
Spotify Technology SA	5.1%
Meituan	4.9%
Hermes International	4.6%
ICICI Bank Ltd.	4.4%
Trip.com Group Ltd.	4.3%
NU Holdings Ltd.	4.3%
Moncler SpA	4.3%
Total	49.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MIOLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio

Class R6  MNOPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - International Opportunity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.94%

Key Fund Statistics

Total Net Assets	$935,940,832
# of Portfolio Holdings	37
Portfolio Turnover Rate	7%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Argentina	1.1%
United Kingdom	2.3%
Singapore	2.4%
Sweden	2.7%
Taiwan	3.5%
Switzerland	4.0%
Italy	4.3%
Brazil	4.3%
France	4.6%
Japan	4.8%
Denmark	5.3%
Canada	5.8%
Netherlands	5.9%
Korea, Republic Of	8.6%
India	12.7%
China	12.8%
United States	14.9%

Top Ten Holdings (% of total investments)

MercadoLibre, Inc.	6.5%
Coupang, Inc.	5.4%
DSV AS	5.3%
Spotify Technology SA	5.1%
Meituan	4.9%
Hermes International	4.6%
ICICI Bank Ltd.	4.4%
Trip.com Group Ltd.	4.3%
NU Holdings Ltd.	4.3%
Moncler SpA	4.3%
Total	49.1%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MNOPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class A  MSDFX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%

Key Fund Statistics

Total Net Assets	$1,829,245
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

United Kingdom
21.2%
Germany
16.5%
France
13.0%
United States
9.7%
Sweden
7.2%
Netherlands
5.0%
Japan
4.5%
Canada
3.8%
Switzerland
3.7%
Taiwan
3.0%
Italy
2.9%
Finland
2.7%
Denmark
2.6%
Hong Kong
2.3%
Australia
1.9%

Value	Value
Australia	1.9%
Hong Kong	2.3%
Denmark	2.6%
Finland	2.7%
Italy	2.9%
Taiwan	3.0%
Switzerland	3.7%
Canada	3.8%
Japan	4.5%
Netherlands	5.0%
Sweden	7.2%
United States	9.7%
France	13.0%
Germany	16.5%
United Kingdom	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	5.5%
RELX PLC	4.3%
Constellation Software, Inc.	3.8%
Halma PLC	3.6%
Deutsche Boerse AG	3.6%
AstraZeneca PLC	3.3%
Haleon PLC	3.3%
Universal Music Group NV	3.1%
Hexagon AB	3.0%
QIAGEN NV	3.0%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSDFX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class C  MSDEX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.95%

Key Fund Statistics

Total Net Assets	$1,829,245
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Australia	1.9%
Hong Kong	2.3%
Denmark	2.6%
Finland	2.7%
Italy	2.9%
Taiwan	3.0%
Switzerland	3.7%
Canada	3.8%
Japan	4.5%
Netherlands	5.0%
Sweden	7.2%
United States	9.7%
France	13.0%
Germany	16.5%
United Kingdom	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	5.5%
RELX PLC	4.3%
Constellation Software, Inc.	3.8%
Halma PLC	3.6%
Deutsche Boerse AG	3.6%
AstraZeneca PLC	3.3%
Haleon PLC	3.3%
Universal Music Group NV	3.1%
Hexagon AB	3.0%
QIAGEN NV	3.0%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSDEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class I  MSDKX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Key Fund Statistics

Total Net Assets	$1,829,245
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Australia	1.9%
Hong Kong	2.3%
Denmark	2.6%
Finland	2.7%
Italy	2.9%
Taiwan	3.0%
Switzerland	3.7%
Canada	3.8%
Japan	4.5%
Netherlands	5.0%
Sweden	7.2%
United States	9.7%
France	13.0%
Germany	16.5%
United Kingdom	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	5.5%
RELX PLC	4.3%
Constellation Software, Inc.	3.8%
Halma PLC	3.6%
Deutsche Boerse AG	3.6%
AstraZeneca PLC	3.3%
Haleon PLC	3.3%
Universal Music Group NV	3.1%
Hexagon AB	3.0%
QIAGEN NV	3.0%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSDKX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio

Class R6  MSCZX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - International Resilience Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.80%

Key Fund Statistics

Total Net Assets	$1,829,245
# of Portfolio Holdings	40
Portfolio Turnover Rate	18%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
Australia	1.9%
Hong Kong	2.3%
Denmark	2.6%
Finland	2.7%
Italy	2.9%
Taiwan	3.0%
Switzerland	3.7%
Canada	3.8%
Japan	4.5%
Netherlands	5.0%
Sweden	7.2%
United States	9.7%
France	13.0%
Germany	16.5%
United Kingdom	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

SAP SE	5.5%
RELX PLC	4.3%
Constellation Software, Inc.	3.8%
Halma PLC	3.6%
Deutsche Boerse AG	3.6%
AstraZeneca PLC	3.3%
Haleon PLC	3.3%
Universal Music Group NV	3.1%
Hexagon AB	3.0%
QIAGEN NV	3.0%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSCZX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio

Class A  MRJAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.11%

Key Fund Statistics

Total Net Assets	$21,068,020
# of Portfolio Holdings	217
Portfolio Turnover Rate	151%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Sovereign
67.2%
Short-Term Investments
12.6%
Oil, Gas & Consumable Fuels
6.9%
Metals & Mining
6.5%
Other[1]
6.8%

Value	Value
OtherFootnote Reference1	6.8%
Metals & Mining	6.5%
Oil, Gas & Consumable Fuels	6.9%
Short-Term Investments	12.6%
Sovereign	67.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)

U.S. Treasury Notes	67.2%
Exxon Mobil Corp.	1.3%
Linde PLC	0.8%
Chevron Corp.	0.7%
Newmont Corp.	0.6%
Shell PLC	0.6%
BHP Group Ltd.	0.6%
Agnico Eagle Mines Ltd.	0.4%
Air Liquide SA	0.4%
Barrick Gold Corp.	0.4%
Total	73.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRJAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio

Class C  MRJCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.84%

Key Fund Statistics

Total Net Assets	$21,068,020
# of Portfolio Holdings	217
Portfolio Turnover Rate	151%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.8%
Metals & Mining	6.5%
Oil, Gas & Consumable Fuels	6.9%
Short-Term Investments	12.6%
Sovereign	67.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)

U.S. Treasury Notes	67.2%
Exxon Mobil Corp.	1.3%
Linde PLC	0.8%
Chevron Corp.	0.7%
Newmont Corp.	0.6%
Shell PLC	0.6%
BHP Group Ltd.	0.6%
Agnico Eagle Mines Ltd.	0.4%
Air Liquide SA	0.4%
Barrick Gold Corp.	0.4%
Total	73.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRJCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio

Class I  MRJIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%

Key Fund Statistics

Total Net Assets	$21,068,020
# of Portfolio Holdings	217
Portfolio Turnover Rate	151%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.8%
Metals & Mining	6.5%
Oil, Gas & Consumable Fuels	6.9%
Short-Term Investments	12.6%
Sovereign	67.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)

U.S. Treasury Notes	67.2%
Exxon Mobil Corp.	1.3%
Linde PLC	0.8%
Chevron Corp.	0.7%
Newmont Corp.	0.6%
Shell PLC	0.6%
BHP Group Ltd.	0.6%
Agnico Eagle Mines Ltd.	0.4%
Air Liquide SA	0.4%
Barrick Gold Corp.	0.4%
Total	73.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRJIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio

Class R6  MRJSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Multi-Asset Real Return Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.71%

Key Fund Statistics

Total Net Assets	$21,068,020
# of Portfolio Holdings	217
Portfolio Turnover Rate	151%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	6.8%
Metals & Mining	6.5%
Oil, Gas & Consumable Fuels	6.9%
Short-Term Investments	12.6%
Sovereign	67.2%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)

U.S. Treasury Notes	67.2%
Exxon Mobil Corp.	1.3%
Linde PLC	0.8%
Chevron Corp.	0.7%
Newmont Corp.	0.6%
Shell PLC	0.6%
BHP Group Ltd.	0.6%
Agnico Eagle Mines Ltd.	0.4%
Air Liquide SA	0.4%
Barrick Gold Corp.	0.4%
Total	73.0%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRJSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio

Class A  MFMPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.60%

Key Fund Statistics

Total Net Assets	$27,264,238
# of Portfolio Holdings	41
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Vietnam 22.5%
Indonesia 13.6%
Kazakhstan 11.5%
United States 9.3%
Poland 7.3%
Philippines 7.3%
Pakistan 5.2%
Egypt 3.7%
Turkey 3.4%
Bangladesh 3.3%
Slovenia 3.1%
Kenya 2.9%
Argentina 2.2%
United Arab Emirates 1.6%
United Kingdom 1.2%
South Africa 1.1%
Other1 0.8%

Value	Value
OtherFootnote Reference1	0.8%
South Africa	1.1%
United Kingdom	1.2%
United Arab Emirates	1.6%
Argentina	2.2%
Kenya	2.9%
Slovenia	3.1%
Bangladesh	3.3%
Turkey	3.4%
Egypt	3.7%
Pakistan	5.2%
Philippines	7.3%
Poland	7.3%
United States	9.3%
Kazakhstan	11.5%
Indonesia	13.6%
Vietnam	22.5%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	8.7%
Kaspi.KZ JSC	5.4%
MercadoLibre, Inc.	4.0%
Phu Nhuan Jewelry JSC	3.8%
Commercial International Bank - Egypt (CIB)	3.7%
11 bit studios SA	3.7%
Medikaloka Hermina Tbk. PT	3.6%
NAC Kazatomprom JSC	3.4%
Nova Ljubljanska Banka DD	3.1%
Century Pacific Food, Inc.	3.0%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MFMPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio

Class C  MSFEX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$119	2.35%

Key Fund Statistics

Total Net Assets	$27,264,238
# of Portfolio Holdings	41
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.8%
South Africa	1.1%
United Kingdom	1.2%
United Arab Emirates	1.6%
Argentina	2.2%
Kenya	2.9%
Slovenia	3.1%
Bangladesh	3.3%
Turkey	3.4%
Egypt	3.7%
Pakistan	5.2%
Philippines	7.3%
Poland	7.3%
United States	9.3%
Kazakhstan	11.5%
Indonesia	13.6%
Vietnam	22.5%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	8.7%
Kaspi.KZ JSC	5.4%
MercadoLibre, Inc.	4.0%
Phu Nhuan Jewelry JSC	3.8%
Commercial International Bank - Egypt (CIB)	3.7%
11 bit studios SA	3.7%
Medikaloka Hermina Tbk. PT	3.6%
NAC Kazatomprom JSC	3.4%
Nova Ljubljanska Banka DD	3.1%
Century Pacific Food, Inc.	3.0%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSFEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio

Class I  MFMIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.25%

Key Fund Statistics

Total Net Assets	$27,264,238
# of Portfolio Holdings	41
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.8%
South Africa	1.1%
United Kingdom	1.2%
United Arab Emirates	1.6%
Argentina	2.2%
Kenya	2.9%
Slovenia	3.1%
Bangladesh	3.3%
Turkey	3.4%
Egypt	3.7%
Pakistan	5.2%
Philippines	7.3%
Poland	7.3%
United States	9.3%
Kazakhstan	11.5%
Indonesia	13.6%
Vietnam	22.5%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	8.7%
Kaspi.KZ JSC	5.4%
MercadoLibre, Inc.	4.0%
Phu Nhuan Jewelry JSC	3.8%
Commercial International Bank - Egypt (CIB)	3.7%
11 bit studios SA	3.7%
Medikaloka Hermina Tbk. PT	3.6%
NAC Kazatomprom JSC	3.4%
Nova Ljubljanska Banka DD	3.1%
Century Pacific Food, Inc.	3.0%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MFMIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio

Class L  MFMLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$107	2.10%

Key Fund Statistics

Total Net Assets	$27,264,238
# of Portfolio Holdings	41
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.8%
South Africa	1.1%
United Kingdom	1.2%
United Arab Emirates	1.6%
Argentina	2.2%
Kenya	2.9%
Slovenia	3.1%
Bangladesh	3.3%
Turkey	3.4%
Egypt	3.7%
Pakistan	5.2%
Philippines	7.3%
Poland	7.3%
United States	9.3%
Kazakhstan	11.5%
Indonesia	13.6%
Vietnam	22.5%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	8.7%
Kaspi.KZ JSC	5.4%
MercadoLibre, Inc.	4.0%
Phu Nhuan Jewelry JSC	3.8%
Commercial International Bank - Egypt (CIB)	3.7%
11 bit studios SA	3.7%
Medikaloka Hermina Tbk. PT	3.6%
NAC Kazatomprom JSC	3.4%
Nova Ljubljanska Banka DD	3.1%
Century Pacific Food, Inc.	3.0%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MFMLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio

Class R6  MSRFX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Next Gen Emerging Markets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	1.20%

Key Fund Statistics

Total Net Assets	$27,264,238
# of Portfolio Holdings	41
Portfolio Turnover Rate	25%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.8%
South Africa	1.1%
United Kingdom	1.2%
United Arab Emirates	1.6%
Argentina	2.2%
Kenya	2.9%
Slovenia	3.1%
Bangladesh	3.3%
Turkey	3.4%
Egypt	3.7%
Pakistan	5.2%
Philippines	7.3%
Poland	7.3%
United States	9.3%
Kazakhstan	11.5%
Indonesia	13.6%
Vietnam	22.5%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

FPT Corp.	8.7%
Kaspi.KZ JSC	5.4%
MercadoLibre, Inc.	4.0%
Phu Nhuan Jewelry JSC	3.8%
Commercial International Bank - Egypt (CIB)	3.7%
11 bit studios SA	3.7%
Medikaloka Hermina Tbk. PT	3.6%
NAC Kazatomprom JSC	3.4%
Nova Ljubljanska Banka DD	3.1%
Century Pacific Food, Inc.	3.0%
Total	42.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSRFX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class A  MSIBX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.19%

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

United Kingdom 17.7%
France 9.9%
Japan 8.4%
Korea, Republic Of 7.0%
Germany 6.1%
United States 5.8%
India 5.9%
Taiwan 5.2%
China 5.0%
Argentina 5.0%
Canada 4.6%
Netherlands 4.3%
South Africa 3.5%
Singapore 3.4%
Ireland 2.6%
Denmark 2.6%
Israel 1.2%
Norway 1.1%
Other[1] 0.7%

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Despegar.com Corp.	5.0%
Samsung Electronics Co. Ltd.	4.2%
Unilever PLC	4.1%
Glencore PLC	3.7%
Alibaba Group Holding Ltd.	3.5%
Sea Ltd.	3.4%
AstraZeneca PLC	3.2%
Linde PLC	3.0%
Novo Nordisk AS	2.6%
Total	37.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSIBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class C  MSAAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.00%

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Despegar.com Corp.	5.0%
Samsung Electronics Co. Ltd.	4.2%
Unilever PLC	4.1%
Glencore PLC	3.7%
Alibaba Group Holding Ltd.	3.5%
Sea Ltd.	3.4%
AstraZeneca PLC	3.2%
Linde PLC	3.0%
Novo Nordisk AS	2.6%
Total	37.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSAAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class I  MSACX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.90%

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Despegar.com Corp.	5.0%
Samsung Electronics Co. Ltd.	4.2%
Unilever PLC	4.1%
Glencore PLC	3.7%
Alibaba Group Holding Ltd.	3.5%
Sea Ltd.	3.4%
AstraZeneca PLC	3.2%
Linde PLC	3.0%
Novo Nordisk AS	2.6%
Total	37.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSACX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class IR  MAIHX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$44	0.85%

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Despegar.com Corp.	5.0%
Samsung Electronics Co. Ltd.	4.2%
Unilever PLC	4.1%
Glencore PLC	3.7%
Alibaba Group Holding Ltd.	3.5%
Sea Ltd.	3.4%
AstraZeneca PLC	3.2%
Linde PLC	3.0%
Novo Nordisk AS	2.6%
Total	37.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MAIHX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class L  MSLLX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$90	1.74%

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Despegar.com Corp.	5.0%
Samsung Electronics Co. Ltd.	4.2%
Unilever PLC	4.1%
Glencore PLC	3.7%
Alibaba Group Holding Ltd.	3.5%
Sea Ltd.	3.4%
AstraZeneca PLC	3.2%
Linde PLC	3.0%
Novo Nordisk AS	2.6%
Total	37.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSLLX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio

Class R6  MAIJX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Passport Overseas Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.85%

Key Fund Statistics

Total Net Assets	$159,816,612
# of Portfolio Holdings	69
Portfolio Turnover Rate	8%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	0.7%
Norway	1.1%
Israel	1.2%
Denmark	2.6%
Ireland	2.6%
Singapore	3.4%
South Africa	3.5%
Netherlands	4.3%
Canada	4.6%
Argentina	5.0%
China	5.0%
Taiwan	5.2%
India	5.9%
United States	5.8%
Germany	6.1%
Korea, Republic Of	7.0%
Japan	8.4%
France	9.9%
United Kingdom	17.7%
Footnote	Description
Footnote[1]	Represents investments in countries less than 1% of total investments.

Top Ten Holdings (% of total investments)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Despegar.com Corp.	5.0%
Samsung Electronics Co. Ltd.	4.2%
Unilever PLC	4.1%
Glencore PLC	3.7%
Alibaba Group Holding Ltd.	3.5%
Sea Ltd.	3.4%
AstraZeneca PLC	3.2%
Linde PLC	3.0%
Novo Nordisk AS	2.6%
Total	37.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MAIJX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Permanence Portfolio

Class A  MSHNX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Permanence Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%

Key Fund Statistics

Total Net Assets	$4,355,245
# of Portfolio Holdings	67
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Consumer Discretionary 21.2%
Information Technology 17.0%
Industrials 16.4%
Health Care 14.3%
Financials 9.2%
Real Estate 5.1%
Consumer Staples 4.6%
Energy 4.5%
Materials 3.1%
Investment Companies 2.4%
Short-Term Investments 1.6%
Communication Services 0.6%

Value	Value
Communication Services	0.6%
Short-Term Investments	1.6%
Investment Companies	2.4%
Materials	3.1%
Energy	4.5%
Consumer Staples	4.6%
Real Estate	5.1%
Financials	9.2%
Health Care	14.3%
Industrials	16.4%
Information Technology	17.0%
Consumer Discretionary	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.9%
Intercontinental Exchange, Inc.	6.0%
American Tower Corp.	5.1%
Danaher Corp.	4.9%
Royalty Pharma PLC	4.9%
Union Pacific Corp.	4.9%
Procore Technologies, Inc.	4.6%
Floor & Decor Holdings, Inc.	4.3%
Amazon.com, Inc.	4.2%
Rentokil Initial PLC	3.9%
Total	52.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSHNX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Permanence Portfolio

Class C  MSHOX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Permanence Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.95%

Key Fund Statistics

Total Net Assets	$4,355,245
# of Portfolio Holdings	67
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Short-Term Investments	1.6%
Investment Companies	2.4%
Materials	3.1%
Energy	4.5%
Consumer Staples	4.6%
Real Estate	5.1%
Financials	9.2%
Health Care	14.3%
Industrials	16.4%
Information Technology	17.0%
Consumer Discretionary	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.9%
Intercontinental Exchange, Inc.	6.0%
American Tower Corp.	5.1%
Danaher Corp.	4.9%
Royalty Pharma PLC	4.9%
Union Pacific Corp.	4.9%
Procore Technologies, Inc.	4.6%
Floor & Decor Holdings, Inc.	4.3%
Amazon.com, Inc.	4.2%
Rentokil Initial PLC	3.9%
Total	52.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSHOX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Permanence Portfolio

Class I  MSHMX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Permanence Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Key Fund Statistics

Total Net Assets	$4,355,245
# of Portfolio Holdings	67
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Short-Term Investments	1.6%
Investment Companies	2.4%
Materials	3.1%
Energy	4.5%
Consumer Staples	4.6%
Real Estate	5.1%
Financials	9.2%
Health Care	14.3%
Industrials	16.4%
Information Technology	17.0%
Consumer Discretionary	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.9%
Intercontinental Exchange, Inc.	6.0%
American Tower Corp.	5.1%
Danaher Corp.	4.9%
Royalty Pharma PLC	4.9%
Union Pacific Corp.	4.9%
Procore Technologies, Inc.	4.6%
Floor & Decor Holdings, Inc.	4.3%
Amazon.com, Inc.	4.2%
Rentokil Initial PLC	3.9%
Total	52.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSHMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc - Permanence Portfolio

Class R6  MSHPX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc - Permanence Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.80%

Key Fund Statistics

Total Net Assets	$4,355,245
# of Portfolio Holdings	67
Portfolio Turnover Rate	29%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.6%
Short-Term Investments	1.6%
Investment Companies	2.4%
Materials	3.1%
Energy	4.5%
Consumer Staples	4.6%
Real Estate	5.1%
Financials	9.2%
Health Care	14.3%
Industrials	16.4%
Information Technology	17.0%
Consumer Discretionary	21.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.9%
Intercontinental Exchange, Inc.	6.0%
American Tower Corp.	5.1%
Danaher Corp.	4.9%
Royalty Pharma PLC	4.9%
Union Pacific Corp.	4.9%
Procore Technologies, Inc.	4.6%
Floor & Decor Holdings, Inc.	4.3%
Amazon.com, Inc.	4.2%
Rentokil Initial PLC	3.9%
Total	52.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSHPX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio

Class A  MAAYX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.10%

Key Fund Statistics

Total Net Assets	$4,650,517
# of Portfolio Holdings	27
Portfolio Turnover Rate	64%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
68.8%
Real Estate
26.2%
Health Care
2.8%
Consumer Discretionary
1.3%
Short-Term Investments
0.9%

Value	Value
Short-Term Investments	0.9%
Consumer Discretionary	1.3%
Health Care	2.8%
Real Estate	26.2%
Financials	68.8%

Top Ten Holdings (% of total investments)

Welltower, Inc.	8.9%
American Tower Corp.	8.3%
Equinix, Inc.	8.3%
Extra Space Storage, Inc.	8.1%
AvalonBay Communities, Inc.	7.7%
Simon Property Group, Inc.	5.7%
Digital Realty Trust, Inc.	4.8%
Essential Properties Realty Trust, Inc.	4.1%
Prologis, Inc.	4.0%
American Homes 4 Rent	4.0%
Total	63.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MAAYX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio

Class C  MABBX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.85%

Key Fund Statistics

Total Net Assets	$4,650,517
# of Portfolio Holdings	27
Portfolio Turnover Rate	64%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Consumer Discretionary	1.3%
Health Care	2.8%
Real Estate	26.2%
Financials	68.8%

Top Ten Holdings (% of total investments)

Welltower, Inc.	8.9%
American Tower Corp.	8.3%
Equinix, Inc.	8.3%
Extra Space Storage, Inc.	8.1%
AvalonBay Communities, Inc.	7.7%
Simon Property Group, Inc.	5.7%
Digital Realty Trust, Inc.	4.8%
Essential Properties Realty Trust, Inc.	4.1%
Prologis, Inc.	4.0%
American Homes 4 Rent	4.0%
Total	63.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MABBX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio

Class I  MAAWX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.74%

Key Fund Statistics

Total Net Assets	$4,650,517
# of Portfolio Holdings	27
Portfolio Turnover Rate	64%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Consumer Discretionary	1.3%
Health Care	2.8%
Real Estate	26.2%
Financials	68.8%

Top Ten Holdings (% of total investments)

Welltower, Inc.	8.9%
American Tower Corp.	8.3%
Equinix, Inc.	8.3%
Extra Space Storage, Inc.	8.1%
AvalonBay Communities, Inc.	7.7%
Simon Property Group, Inc.	5.7%
Digital Realty Trust, Inc.	4.8%
Essential Properties Realty Trust, Inc.	4.1%
Prologis, Inc.	4.0%
American Homes 4 Rent	4.0%
Total	63.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MAAWX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio

Class R6  MABCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Focus Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.70%

Key Fund Statistics

Total Net Assets	$4,650,517
# of Portfolio Holdings	27
Portfolio Turnover Rate	64%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.9%
Consumer Discretionary	1.3%
Health Care	2.8%
Real Estate	26.2%
Financials	68.8%

Top Ten Holdings (% of total investments)

Welltower, Inc.	8.9%
American Tower Corp.	8.3%
Equinix, Inc.	8.3%
Extra Space Storage, Inc.	8.1%
AvalonBay Communities, Inc.	7.7%
Simon Property Group, Inc.	5.7%
Digital Realty Trust, Inc.	4.8%
Essential Properties Realty Trust, Inc.	4.1%
Prologis, Inc.	4.0%
American Homes 4 Rent	4.0%
Total	63.9%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MABCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio

Class A  MUSDX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.05%

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
68.3%
Real Estate
28.3%
Health Care
1.3%
Short-Term Investments
1.1%
Consumer Discretionary
1.0%

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Top Ten Holdings (% of total investments)

Equinix, Inc.	8.5%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
AvalonBay Communities, Inc.	6.4%
Digital Realty Trust, Inc.	5.6%
Simon Property Group, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
Public Storage	4.6%
Iron Mountain, Inc.	4.0%
Essex Property Trust, Inc.	3.9%
Total	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MUSDX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio

Class C  MSURX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.80%

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Top Ten Holdings (% of total investments)

Equinix, Inc.	8.5%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
AvalonBay Communities, Inc.	6.4%
Digital Realty Trust, Inc.	5.6%
Simon Property Group, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
Public Storage	4.6%
Iron Mountain, Inc.	4.0%
Essex Property Trust, Inc.	3.9%
Total	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSURX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio

Class I  MSUSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Top Ten Holdings (% of total investments)

Equinix, Inc.	8.5%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
AvalonBay Communities, Inc.	6.4%
Digital Realty Trust, Inc.	5.6%
Simon Property Group, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
Public Storage	4.6%
Iron Mountain, Inc.	4.0%
Essex Property Trust, Inc.	3.9%
Total	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSUSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio

Class IR  MRETX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$32	0.65%

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Top Ten Holdings (% of total investments)

Equinix, Inc.	8.5%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
AvalonBay Communities, Inc.	6.4%
Digital Realty Trust, Inc.	5.6%
Simon Property Group, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
Public Storage	4.6%
Iron Mountain, Inc.	4.0%
Essex Property Trust, Inc.	3.9%
Total	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MRETX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio

Class L  MSULX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$77	1.55%

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Top Ten Holdings (% of total investments)

Equinix, Inc.	8.5%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
AvalonBay Communities, Inc.	6.4%
Digital Realty Trust, Inc.	5.6%
Simon Property Group, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
Public Storage	4.6%
Iron Mountain, Inc.	4.0%
Essex Property Trust, Inc.	3.9%
Total	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSULX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio

Class R6  MURSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - U.S. Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.65%

Key Fund Statistics

Total Net Assets	$26,308,891
# of Portfolio Holdings	35
Portfolio Turnover Rate	22%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Consumer Discretionary	1.0%
Short-Term Investments	1.1%
Health Care	1.3%
Real Estate	28.3%
Financials	68.3%

Top Ten Holdings (% of total investments)

Equinix, Inc.	8.5%
Welltower, Inc.	8.3%
Prologis, Inc.	7.4%
AvalonBay Communities, Inc.	6.4%
Digital Realty Trust, Inc.	5.6%
Simon Property Group, Inc.	4.8%
Extra Space Storage, Inc.	4.7%
Public Storage	4.6%
Iron Mountain, Inc.	4.0%
Essex Property Trust, Inc.	3.9%
Total	58.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MURSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class A  MUOAX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.06%

Key Fund Statistics

Total Net Assets	$313,599,618
# of Portfolio Holdings	35
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 32.0%
Financials 23.2%
Communication Services 9.4%
Consumer Discretionary 8.9%
Industrials 8.2%
Consumer Staples 7.9%
Health Care 4.4%
Energy 2.8%
Short-Term Investments 1.2%
Utilities 1.0%
Materials 1.0%

Value	Value
Materials	1.0%
Utilities	1.0%
Short-Term Investments	1.2%
Energy	2.8%
Health Care	4.4%
Consumer Staples	7.9%
Industrials	8.2%
Consumer Discretionary	8.9%
Communication Services	9.4%
Financials	23.2%
Information Technology	32.0%

Top Ten Holdings (% of total investments)

Microsoft Corp.	9.9%
NVIDIA Corp.	9.3%
Alphabet, Inc.	7.1%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.4%
JPMorgan Chase & Co.	5.1%
Costco Wholesale Corp.	4.3%
Progressive Corp.	4.0%
Ameriprise Financial, Inc.	3.9%
Waste Management, Inc.	3.7%
Total	59.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MUOAX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class C  MUOCX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.82%

Key Fund Statistics

Total Net Assets	$313,599,618
# of Portfolio Holdings	35
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	1.0%
Utilities	1.0%
Short-Term Investments	1.2%
Energy	2.8%
Health Care	4.4%
Consumer Staples	7.9%
Industrials	8.2%
Consumer Discretionary	8.9%
Communication Services	9.4%
Financials	23.2%
Information Technology	32.0%

Top Ten Holdings (% of total investments)

Microsoft Corp.	9.9%
NVIDIA Corp.	9.3%
Alphabet, Inc.	7.1%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.4%
JPMorgan Chase & Co.	5.1%
Costco Wholesale Corp.	4.3%
Progressive Corp.	4.0%
Ameriprise Financial, Inc.	3.9%
Waste Management, Inc.	3.7%
Total	59.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MUOCX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class I  MUOIX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.80%

Key Fund Statistics

Total Net Assets	$313,599,618
# of Portfolio Holdings	35
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	1.0%
Utilities	1.0%
Short-Term Investments	1.2%
Energy	2.8%
Health Care	4.4%
Consumer Staples	7.9%
Industrials	8.2%
Consumer Discretionary	8.9%
Communication Services	9.4%
Financials	23.2%
Information Technology	32.0%

Top Ten Holdings (% of total investments)

Microsoft Corp.	9.9%
NVIDIA Corp.	9.3%
Alphabet, Inc.	7.1%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.4%
JPMorgan Chase & Co.	5.1%
Costco Wholesale Corp.	4.3%
Progressive Corp.	4.0%
Ameriprise Financial, Inc.	3.9%
Waste Management, Inc.	3.7%
Total	59.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MUOIX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - US Core Portfolio

Class R6  MUOSX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - US Core Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.75%

Key Fund Statistics

Total Net Assets	$313,599,618
# of Portfolio Holdings	35
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Materials	1.0%
Utilities	1.0%
Short-Term Investments	1.2%
Energy	2.8%
Health Care	4.4%
Consumer Staples	7.9%
Industrials	8.2%
Consumer Discretionary	8.9%
Communication Services	9.4%
Financials	23.2%
Information Technology	32.0%

Top Ten Holdings (% of total investments)

Microsoft Corp.	9.9%
NVIDIA Corp.	9.3%
Alphabet, Inc.	7.1%
Apple, Inc.	6.5%
Amazon.com, Inc.	5.4%
JPMorgan Chase & Co.	5.1%
Costco Wholesale Corp.	4.3%
Progressive Corp.	4.0%
Ameriprise Financial, Inc.	3.9%
Waste Management, Inc.	3.7%
Total	59.2%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MUOSX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class A  MSVEX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.29%

Key Fund Statistics

Total Net Assets	$2,131,220
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Biotechnology 30.0%
Life Sciences Tools & Services 18.7%
Pharmaceuticals 15.5%
Health Care Equipment & Supplies 12.4%
Short-Term Investments 9.4%
Health Care Providers & Services 7.7%
Health Care Technology 5.0%
Other[1] 1.3%

Value	Value
OtherFootnote Reference1	1.3%
Health Care Technology	5.0%
Health Care Providers & Services	7.7%
Short-Term Investments	9.4%
Health Care Equipment & Supplies	12.4%
Pharmaceuticals	15.5%
Life Sciences Tools & Services	18.7%
Biotechnology	30.0%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)

Eli Lilly & Co.	9.8%
Argenx SE	5.6%
Intuitive Surgical, Inc.	5.5%
UnitedHealth Group, Inc.	5.5%
Vertex Pharmaceuticals, Inc.	5.4%
Alnylam Pharmaceuticals, Inc.	4.7%
Thermo Fisher Scientific, Inc.	4.6%
Exact Sciences Corp.	4.3%
10X Genomics, Inc.	3.3%
Zoetis, Inc.	2.7%
Total	51.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSVEX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class C  MSVMX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	2.04%

Key Fund Statistics

Total Net Assets	$2,131,220
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	1.3%
Health Care Technology	5.0%
Health Care Providers & Services	7.7%
Short-Term Investments	9.4%
Health Care Equipment & Supplies	12.4%
Pharmaceuticals	15.5%
Life Sciences Tools & Services	18.7%
Biotechnology	30.0%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)

Eli Lilly & Co.	9.8%
Argenx SE	5.6%
Intuitive Surgical, Inc.	5.5%
UnitedHealth Group, Inc.	5.5%
Vertex Pharmaceuticals, Inc.	5.4%
Alnylam Pharmaceuticals, Inc.	4.7%
Thermo Fisher Scientific, Inc.	4.6%
Exact Sciences Corp.	4.3%
10X Genomics, Inc.	3.3%
Zoetis, Inc.	2.7%
Total	51.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSVMX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class I  MSVDX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.94%

Key Fund Statistics

Total Net Assets	$2,131,220
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	1.3%
Health Care Technology	5.0%
Health Care Providers & Services	7.7%
Short-Term Investments	9.4%
Health Care Equipment & Supplies	12.4%
Pharmaceuticals	15.5%
Life Sciences Tools & Services	18.7%
Biotechnology	30.0%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)

Eli Lilly & Co.	9.8%
Argenx SE	5.6%
Intuitive Surgical, Inc.	5.5%
UnitedHealth Group, Inc.	5.5%
Vertex Pharmaceuticals, Inc.	5.4%
Alnylam Pharmaceuticals, Inc.	4.7%
Thermo Fisher Scientific, Inc.	4.6%
Exact Sciences Corp.	4.3%
10X Genomics, Inc.	3.3%
Zoetis, Inc.	2.7%
Total	51.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSVDX -TSR-SAR

Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio

Class R6  MSVOX

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund, Inc. - Vitality Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$43	0.89%

Key Fund Statistics

Total Net Assets	$2,131,220
# of Portfolio Holdings	39
Portfolio Turnover Rate	6%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Industry Weightings (% of total investments)

Value	Value
OtherFootnote Reference1	1.3%
Health Care Technology	5.0%
Health Care Providers & Services	7.7%
Short-Term Investments	9.4%
Health Care Equipment & Supplies	12.4%
Pharmaceuticals	15.5%
Life Sciences Tools & Services	18.7%
Biotechnology	30.0%
Footnote	Description
Footnote[1]	Industries and/or investment types representing less than 5% of total investments.

Top Ten Holdings (% of total investments)

Eli Lilly & Co.	9.8%
Argenx SE	5.6%
Intuitive Surgical, Inc.	5.5%
UnitedHealth Group, Inc.	5.5%
Vertex Pharmaceuticals, Inc.	5.4%
Alnylam Pharmaceuticals, Inc.	4.7%
Thermo Fisher Scientific, Inc.	4.6%
Exact Sciences Corp.	4.3%
10X Genomics, Inc.	3.3%
Zoetis, Inc.	2.7%
Total	51.4%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

MSVOX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (96.2%)
Automobiles (6.2%)
Tesla, Inc. (a)	50,727	$10,038
Biotechnology (1.1%)
Roivant Sciences Ltd. (a)	168,134	1,777
Broadline Retail (8.1%)
Amazon.com, Inc. (a)	42,649	8,242
MercadoLibre, Inc. (a)	2,966	4,874
		13,116
Capital Markets (4.6%)
Intercontinental Exchange, Inc.	54,469	7,456
Entertainment (4.9%)
ROBLOX Corp., Class A (a)	213,237	7,935
Financial Services (4.1%)
Adyen NV (Netherlands) (a)	4,911	5,833
Block, Inc., Class A (a)	11,366	733
		6,566
Ground Transportation (6.3%)
Uber Technologies, Inc. (a)	83,091	6,039
Union Pacific Corp.	18,509	4,188
		10,227
Hotels, Restaurants & Leisure (12.2%)
Airbnb, Inc., Class A (a)	50,592	7,671
DoorDash, Inc., Class A (a)	111,543	12,134
		19,805
Information Technology Services (21.1%)
Cloudflare, Inc., Class A (a)	188,982	15,653
Shopify, Inc., Class A (Canada) (a)	152,242	10,056
Snowflake, Inc., Class A (a)	62,379	8,427
		34,136
Interactive Media & Services (0.6%)
Meta Platforms, Inc., Class A	1,845	930
Life Sciences Tools & Services (2.8%)
Danaher Corp.	18,339	4,582
Media (7.0%)
Trade Desk, Inc., Class A (a)	116,631	11,392
Pharmaceuticals (4.6%)
Royalty Pharma PLC, Class A	284,501	7,502
Software (7.7%)
Bill Holdings, Inc. (a)	43,694	2,299
Crowdstrike Holdings, Inc., Class A (a)	6,403	2,453
MicroStrategy, Inc., Class A (a)	3,819	5,261
Procore Technologies, Inc. (a)	36,540	2,423
		12,436
Specialized REITs (3.5%)
American Tower Corp. REIT	29,179	5,672
Specialty Retail (1.4%)
Floor & Decor Holdings, Inc., Class A (a)	22,700	2,257
Total Common Stocks (Cost $125,908)		155,827
	Shares	Value (000)
Investment Company (2.6%)
iShares Bitcoin Trust (a) (Cost $4,694)	121,301	$4,141
Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $2,060)	2,059,755	2,060
Total Investments Excluding Purchased Options (100.1%) (Cost $132,662)		162,028
Total Purchased Options Outstanding (0.1%) (Cost $638)		188
Total Investments (100.2%) (Cost $133,300) (b)(c)(d)		162,216
Liabilities in Excess of Other Assets (–0.2%)		(247)
Net Assets (100.0%)		$161,969

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $5,833,000 and 3.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(c)  Securities are available for collateral in connection with purchased options.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $38,396,000 and the aggregate gross unrealized depreciation is approximately $9,480,000, resulting in net unrealized appreciation of approximately $28,916,000.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.68	Jan-25	51,817,605	$51,818	$85	$196	$(111)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	48,537,600	48,538	101	206	(105)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug-24	57,077,746	57,078	2	236	(234)
							$188	$638	$(450)

CNH —  Chinese Yuan Renminbi Offshore

USD —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.5%
Information Technology Services	21.0
Hotels, Restaurants & Leisure	12.2
Broadline Retail	8.1
Software	7.7
Media	7.0
Ground Transportation	6.3
Automobiles	6.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Advantage Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $131,240)	$160,156
Investment in Security of Affiliated Issuer, at Value (Cost $2,060)	2,060
Total Investments in Securities, at Value (Cost $133,300)	162,216
Foreign Currency, at Value (Cost $3)	3
Receivable for Investments Sold	160
Receivable for Fund Shares Sold	103
Dividends Receivable	53
Receivable from Affiliate	8
Other Assets	97
Total Assets	162,640
Liabilities:
Payable for Fund Shares Redeemed	279
Payable for Advisory Fees	210
Payable for Professional Fees	56
Payable for Sub Transfer Agency Fees — Class I	38
Payable for Sub Transfer Agency Fees — Class A	8
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	3
Payable for Shareholder Services Fees — Class A	8
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	15
Payable for Administration Fees	11
Payable for Custodian Fees	6
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	34
Total Liabilities	671
Net Assets	$161,969
Net Assets Consist of:
Paid-in-Capital	$310,695
Total Accumulated Loss	(148,726)
Net Assets	$161,969

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Advantage Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$93,476
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,210,495
Net Asset Value, Offering and Redemption Price Per Share	$17.94
CLASS A:
Net Assets	$38,429
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,273,976
Net Asset Value, Redemption Price Per Share	$16.90
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.94
Maximum Offering Price Per Share	$17.84
CLASS L:
Net Assets	$1,369
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	77,363
Net Asset Value, Offering and Redemption Price Per Share	$17.69
CLASS C:
Net Assets	$18,085
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,174,850
Net Asset Value, Offering and Redemption Price Per Share	$15.39
CLASS R6:
Net Assets	$10,610
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	587,162
Net Asset Value, Offering and Redemption Price Per Share	$18.07

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Advantage Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$291
Dividends from Security of Affiliated Issuer (Note G)	81
Total Investment Income	372
Expenses:
Advisory Fees (Note B)	606
Shareholder Services Fees — Class A (Note D)	53
Distribution and Shareholder Services Fees — Class L (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	101
Sub Transfer Agency Fees — Class I	66
Sub Transfer Agency Fees — Class A	22
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	8
Professional Fees	86
Administration Fees (Note C)	75
Registration Fees	25
Shareholder Reporting Fees	18
Custodian Fees (Note F)	12
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	1
Directors' Fees and Expenses	2
Pricing Fees	1
Interest Expenses	1
Other Expenses	14
Total Expenses	1,108
Waiver of Advisory Fees (Note B)	(83)
Reimbursement of Class Specific Expenses — Class I (Note B)	(49)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Distribution Fees — Class L Shares waived (Note D)	(5)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	966
Net Investment Loss	(594)
Realized Gain (Loss):
Investments Sold	10,059
Foreign Currency Translation	(1)
Net Realized Gain	10,058
Change in Unrealized Appreciation (Depreciation):
Investments	(6,522)
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	(6,522)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	3,536
Net Increase in Net Assets Resulting from Operations	$2,942

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Advantage Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(594)	$(1,566)
Net Realized Gain (Loss)	10,058	(8,250)
Net Change in Unrealized Appreciation (Depreciation)	(6,522)	89,276
Net Increase in Net Assets Resulting from Operations	2,942	79,460
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	4,449	45,229
Redeemed	(33,377)	(83,720)
Class A:
Subscribed	1,901	5,695
Redeemed	(10,251)	(15,983)
Class L:
Redeemed	(266)	(213)
Class C:
Subscribed	265	1,188
Redeemed	(4,260)	(7,762)
Class R6:
Subscribed	6	603
Redeemed	(6,870)	(9,070)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(48,403)	(64,033)
Total Increase (Decrease) in Net Assets	(45,461)	15,427
Net Assets:
Beginning of Period	207,430	192,003
End of Period	$161,969	$207,430
(1) Capital Share Transactions:
Class I:
Shares Subscribed	242	3,161
Shares Redeemed	(1,846)	(5,625)
Net Decrease in Class I Shares Outstanding	(1,604)	(2,464)
Class A:
Shares Subscribed	111	398
Shares Redeemed	(599)	(1,121)
Net Decrease in Class A Shares Outstanding	(488)	(723)
Class L:
Shares Redeemed	(15)	(13)
Class C:
Shares Subscribed	17	96
Shares Redeemed	(271)	(603)
Net Decrease in Class C Shares Outstanding	(254)	(507)
Class R6:
Shares Subscribed	— @	42
Shares Redeemed	(384)	(562)
Net Decrease in Class R6 Shares Outstanding	(384)	(520)

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Advantage Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$17.70		$12.10		$33.57		$43.28		$26.06		$20.98
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.08)		(0.14)		(0.32)		(0.19)		(0.04)
Net Realized and Unrealized Gain (Loss)	0.28		5.68		(17.90)		(1.61)		19.64		5.61
Total from Investment Operations	0.24		5.60		(18.04)		(1.93)		19.45		5.57
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(3.43)		(7.78)		(2.23)		(0.49)
Net Asset Value, End of Period	$17.94		$17.70		$12.10		$33.57		$43.28		$26.06
Total Return(3)	1.36	%(4)	46.28	%(5)	(54.54)%		(4.45)%		74.79%		26.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,476		$120,584		$112,250		$576,158		$656,030		$296,843
Ratio of Expenses Before Expense Limitation	1.03	%(6)	1.01%		0.97%		0.88%		0.89%		0.93%
Ratio of Expenses After Expense Limitation	0.85	%(6)(7)	0.81	%(7)(8)	0.85	%(7)	0.85	%(7)	0.84	%(7)	0.84	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.85	%(6)(7)	N/A		0.85	%(7)	N/A		N/A		0.84	%(7)
Ratio of Net Investment Loss	(0.45	)%(6)(7)	(0.54	)%(7)(8)	(0.68	)%(7)	(0.73	)%(7)	(0.54	)%(7)	(0.15	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	28	%(4)	42%		51%		69%		73%		70%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.85%	(0.58)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Advantage Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$16.70		$11.45		$32.26		$42.02		$25.42		$20.54
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.12)		(0.19)		(0.44)		(0.28)		(0.13)
Net Realized and Unrealized Gain (Loss)	0.27		5.37		(17.19)		(1.54)		19.11		5.50
Total from Investment Operations	0.20		5.25		(17.38)		(1.98)		18.83		5.37
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(3.43)		(7.78)		(2.23)		(0.49)
Net Asset Value, End of Period	$16.90		$16.70		$11.45		$32.26		$42.02		$25.42
Total Return(3)	1.20	%(4)	45.85	%(5)	(54.71)%		(4.72)%		74.27%		26.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$38,429		$46,114		$39,913		$117,424		$130,176		$80,743
Ratio of Expenses Before Expense Limitation	1.26	%(6)	1.26%		1.23%		1.14%		N/A		1.21%
Ratio of Expenses After Expense Limitation	1.18	%(6)(7)	1.13	%(7)(8)	1.19	%(7)	1.14	%(7)	1.15	%(7)	1.19	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.18	%(6)(7)	N/A		1.19	%(7)	N/A		N/A		1.19	%(7)
Ratio of Net Investment Loss	(0.78	)%(6)(7)	(0.87	)%(7)(8)	(1.02	)%(7)	(1.02	)%(7)	(0.84	)%(7)	(0.50	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	28	%(4)	42%		51%		69%		73%		70%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.18%	(0.92)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Advantage Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$17.47		$11.96		$33.31		$43.04		$25.95		$20.92
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.10)		(0.16)		(0.36)		(0.21)		(0.06)
Net Realized and Unrealized Gain (Loss)	0.27		5.61		(17.76)		(1.59)		19.53		5.58
Total from Investment Operations	0.22		5.51		(17.92)		(1.95)		19.32		5.52
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(3.43)		(7.78)		(2.23)		(0.49)
Net Asset Value, End of Period	$17.69		$17.47		$11.96		$33.31		$43.04		$25.95
Total Return(3)	1.26	%(4)	46.07	%(5)	(54.61)%		(4.54)%		74.65%		26.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,369		$1,616		$1,261		$4,120		$5,391		$4,363
Ratio of Expenses Before Expense Limitation	1.91	%(6)	1.92%		1.79%		1.65%		1.66%		1.69%
Ratio of Expenses After Expense Limitation	0.99	%(6)(7)	0.94	%(7)(8)	0.99	%(7)	0.94	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.99	%(6)(7)	N/A		0.99	%(7)	N/A		N/A		0.95	%(7)
Ratio of Net Investment Loss	(0.59	)%(6)(7)	(0.68	)%(7)(8)	(0.81	)%(7)	(0.82	)%(7)	(0.64	)%(7)	(0.25	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	28	%(4)	42%		51%		69%		73%		70%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.99%	(0.73)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Advantage Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$15.26		$10.55		$30.48		$40.44		$24.68		$20.10
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.21)		(0.31)		(0.71)		(0.50)		(0.29)
Net Realized and Unrealized Gain (Loss)	0.25		4.92		(16.19)		(1.47)		18.49		5.36
Total from Investment Operations	0.13		4.71		(16.50)		(2.18)		17.99		5.07
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(3.43)		(7.78)		(2.23)		(0.49)
Net Asset Value, End of Period	$15.39		$15.26		$10.55		$30.48		$40.44		$24.68
Total Return(3)	0.85	%(4)	44.64	%(5)	(55.02)%		(5.41)%		73.10%		25.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,085		$21,811		$20,422		$68,793		$71,419		$42,054
Ratio of Expenses Before Expense Limitation	2.01	%(6)	2.01%		1.95%		1.84%		N/A		1.93%
Ratio of Expenses After Expense Limitation	1.92	%(6)(7)	1.89	%(7)(8)	1.90	%(7)	1.84	%(7)	1.85	%(7)	1.90	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.92	%(6)(7)	N/A		1.90	%(7)	N/A		N/A		1.90	%(7)
Ratio of Net Investment Loss	(1.52	)%(6)(7)	(1.62	)%(7)(8)	(1.72	)%(7)	(1.72	)%(7)	(1.55	)%(7)	(1.20	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	28	%(4)	42%		51%		69%		73%		70%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.93%	(1.66)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Advantage Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		2019(2)
Net Asset Value, Beginning of Period	$17.82		$12.18		$33.74		$43.41		$26.12		$21.02
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.04)		(0.07)		(0.13)		(0.29)		(0.16)		(0.03)
Net Realized and Unrealized Gain (Loss)	0.29		5.71		(18.00)		(1.60)		19.68		5.62
Total from Investment Operations	0.25		5.64		(18.13)		(1.89)		19.52		5.59
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(3.43)		(7.78)		(2.23)		(0.49)
Net Asset Value, End of Period	$18.07		$17.82		$12.18		$33.74		$43.41		$26.12
Total Return(4)	1.40	%(5)	46.31	%(6)	(54.53)%		(4.36)%		74.93%		26.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,610		$17,305		$18,157		$47,842		$41,263		$28,983
Ratio of Expenses Before Expense Limitation	0.92	%(7)	0.90%		0.86%		0.77%		N/A		0.83%
Ratio of Expenses After Expense Limitation	0.81	%(7)(8)	0.77	%(8)(9)	0.81	%(8)	0.77	%(8)	0.79	%(8)	0.80	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.81	%(7)(8)	N/A		0.81	%(8)	N/A		N/A		0.80	%(8)
Ratio of Net Investment Loss	(0.41	)%(7)(8)	(0.50	)%(8)(9)	(0.64	)%(8)	(0.65	)%(8)	(0.47	)%(8)	(0.10	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	28	%(5)	42%		51%		69%		73%		70%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.81%	(0.54)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented approximately $4,141,000 or approximately 2.56% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$10,038	$—	$—	$10,038
Biotechnology	1,777	—	—	1,777
Broadline Retail	13,116	—	—	13,116
Capital Markets	7,456	—	—	7,456
Entertainment	7,935	—	—	7,935
Financial Services	733	5,833	—	6,566
Ground Transportation	10,227	—	—	10,227
Hotels, Restaurants & Leisure	19,805	—	—	19,805
Information Technology Services	34,136	—	—	34,136
Interactive Media & Services	930	—	—	930
Life Sciences Tools & Services	4,582	—	—	4,582
Media	11,392	—	—	11,392
Pharmaceuticals	7,502	—	—	7,502
Software	12,436	—	—	12,436
Specialized REITs	5,672	—	—	5,672
Specialty Retail	2,257	—	—	2,257
Total Common Stocks	149,994	5,833	—	155,827
Investment Company	4,141	—	—	4,141
Call Options Purchased	—	188	—	188
Short-Term Investment
Investment Company	2,060	—	—	2,060
Total Assets	$156,195	$6,021	$—	$162,216

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$188	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(443	)(a)

(a) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$107	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$188	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$85	$—	$—	$85
JPMorgan Chase Bank NA	103	—	—	103
Total	$188	$—	$—	$188

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	179,065,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.65%	0.60%	0.55%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.56% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 0.99% for Class L shares, 1.95% for Class C shares and 0.81% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $83,000 of advisory fees were waived and approximately $51,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2024, this waiver amounted to approximately $5,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $51,303,000 and $99,117,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$2,145	$52,558	$52,643	$81
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$2,060

During the six months ended June 30, 2024, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$—	$48,322

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$3,856	$(3,856)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $105,631,000 and $63,035,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 72.5%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MAPPX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

American Resilience Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

American Resilience Portfolio

	Shares	Value (000)
Common Stocks (93.5%)
Beverages (5.1%)
Coca-Cola Co.	535	$34
Constellation Brands, Inc., Class A	107	27
		61
Capital Markets (8.3%)
CME Group, Inc.	59	11
FactSet Research Systems, Inc.	36	15
Intercontinental Exchange, Inc.	378	52
Moody's Corp.	49	21
		99
Electronic Equipment, Instruments & Components (1.9%)
CDW Corp.	104	23
Financial Services (6.0%)
Jack Henry & Associates, Inc.	37	6
Visa, Inc., Class A	247	65
		71
Health Care Equipment & Supplies (8.1%)
Abbott Laboratories	264	27
Becton Dickinson & Co.	149	35
Hologic, Inc. (a)	219	16
Steris PLC	86	19
		97
Health Care Providers & Services (3.5%)
UnitedHealth Group, Inc.	82	42
Household Products (3.4%)
Procter & Gamble Co.	247	41
Information Technology Services (4.9%)
Accenture PLC, Class A	190	58
Insurance (5.6%)
Aon PLC, Class A	134	39
Arthur J Gallagher & Co.	107	28
		67
Interactive Media & Services (4.4%)
Alphabet, Inc., Class A	290	53
Life Sciences Tools & Services (9.5%)
Danaher Corp.	34	8
IQVIA Holdings, Inc. (a)	171	36
Revvity, Inc.	245	26
Thermo Fisher Scientific, Inc.	77	43
		113
Machinery (3.2%)
Otis Worldwide Corp.	392	38
Pharmaceuticals (2.0%)
Zoetis, Inc.	141	24
Professional Services (7.8%)
Automatic Data Processing, Inc.	153	36
Broadridge Financial Solutions, Inc.	151	30
Equifax, Inc.	110	27
		93
	Shares	Value (000)
Semiconductors & Semiconductor Equipment (4.0%)
Texas Instruments, Inc.	249	$48
Software (13.9%)
Constellation Software, Inc. (Canada)	13	37
Microsoft Corp.	206	92
Roper Technologies, Inc.	65	37
		166
Tobacco (1.9%)
Philip Morris International, Inc.	225	23
Total Common Stocks (Cost $977)		1,117
	No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	16	—
	Shares
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $5)	4,996	5
Total Investments (93.9%) (Cost $982) (b)		1,122
Other Assets in Excess of Liabilities (6.1%)		73
Net Assets (100.0%)		$1,195

(a)  Non-income producing security.

(b)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $150,000 and the aggregate gross unrealized depreciation is approximately $10,000, resulting in net unrealized appreciation of approximately $140,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.5%
Software	14.8
Life Sciences Tools & Services	10.0
Capital Markets	8.9
Health Care Equipment & Supplies	8.6
Professional Services	8.3
Financial Services	6.3
Insurance	6.0
Beverages	5.4
Information Technology Services	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

American Resilience Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $977)	$1,117
Investment in Security of Affiliated Issuer, at Value (Cost $5)	5
Total Investments in Securities, at Value (Cost $982)	1,122
Foreign Currency, at Value (Cost $—@)	—	@
Due from Adviser	59
Receivable for Investments Sold	28
Dividends Receivable	1
Receivable from Affiliate	—	@
Other Assets	57
Total Assets	1,267
Liabilities:
Payable for Professional Fees	54
Payable for Investments Purchased	10
Payable for Custodian Fees	1
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	7
Total Liabilities	72
Net Assets	$1,195
Net Assets Consist of:
Paid-in-Capital	$1,037
Total Distributable Earnings	158
Net Assets	$1,195
CLASS I:
Net Assets	$1,021
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	88,657
Net Asset Value, Offering and Redemption Price Per Share	$11.52
CLASS A:
Net Assets	$58
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,049
Net Asset Value, Redemption Price Per Share	$11.48
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.64
Maximum Offering Price Per Share	$12.12
CLASS C:
Net Assets	$57
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,014
Net Asset Value, Offering and Redemption Price Per Share	$11.39
CLASS R6:
Net Assets	$59
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,067
Net Asset Value, Offering and Redemption Price Per Share	$11.52

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

American Resilience Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$7
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	8
Expenses:
Professional Fees	74
Registration Fees	19
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Advisory Fees (Note B)	3
Custodian Fees (Note F)	3
Pricing Fees	1
Administration Fees (Note C)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Directors' Fees and Expenses	—	@
Other Expenses	9
Total Expenses	120
Expenses Reimbursed by Adviser (Note B)	(110)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Waiver of Advisory Fees (Note B)	(3)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	3
Net Investment Income	5
Realized Gain (Loss):
Investments Sold	18
Foreign Currency Translation	(—	@)
Net Realized Gain	18
Change in Unrealized Appreciation (Depreciation):
Investments	29
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	29
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	47
Net Increase in Net Assets Resulting from Operations	$52

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

American Resilience Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5	$10
Net Realized Gain	18	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	29	172
Net Increase in Net Assets Resulting from Operations	52	182
Dividends and Distributions to Shareholders:
Class I	—	(12)
Class A	—	(1)
Class C	—	(—	@)
Class R6	—	(1)
Total Dividends and Distributions to Shareholders	—	(14)
Capital Share Transactions:(1)
Class I:
Subscribed	25	3
Distributions Reinvested	—	12
Redeemed	—	(—	@)
Class A:
Distributions Reinvested	—	1
Class C:
Distributions Reinvested	—	—	@
Class R6:
Distributions Reinvested	—	1
Net Increase in Net Assets Resulting from Capital Share Transactions	25	17
Total Increase in Net Assets	77	185
Net Assets:
Beginning of Period	1,118	933
End of Period	$1,195	$1,118
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2	—	@@
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	—	(—	@@)
Net Increase in Class I Shares Outstanding	2	1
Class A:
Shares Issued on Distributions Reinvested	—	—	@@
Class C:
Shares Issued on Distributions Reinvested	—	—	@@
Class R6:
Shares Issued on Distributions Reinvested	—	—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

American Resilience Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$11.01		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.10		0.04
Net Realized and Unrealized Gain (Loss)	0.48		1.72		(0.71)
Total from Investment Operations	0.51		1.82		(0.67)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		—
Net Asset Value, End of Period	$11.52		$11.01		$9.33
Total Return(3)	4.63	%(4)	19.54	%(5)	(6.70	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,021		$952		$793
Ratio of Expenses Before Expense Limitation	20.37	%(6)	29.44%		36.85	%(6)
Ratio of Expenses After Expense Limitation	0.70	%(6)(7)	0.50	%(7)(8)	0.70	%(6)(7)
Ratio of Net Investment Income	0.60	%(6)(7)	0.95	%(7)(8)	0.91	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	21	%(4)	35%		6	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.22% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 19.32%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.70%	0.75%

(9)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

American Resilience Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$10.99		$9.31		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.06		0.02
Net Realized and Unrealized Gain (Loss)	0.48		1.73		(0.71)
Total from Investment Operations	0.49		1.79		(0.69)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		—
Net Asset Value, End of Period	$11.48		$10.99		$9.31
Total Return(3)	4.46	%(4)	19.20	%(5)	(6.90	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$58		$55		$47
Ratio of Expenses Before Expense Limitation	24.21	%(6)	33.82%		41.47	%(6)
Ratio of Expenses After Expense Limitation	1.05	%(6)(7)	0.85	%(7)(8)	1.05	%(6)(7)
Ratio of Net Investment Income	0.26	%(6)(7)	0.61	%(7)(8)	0.56	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	21	%(4)	35%		6	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.22% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 18.98%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.05%	0.41%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

American Resilience Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$10.95		$9.29		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.02)		(0.01)
Net Realized and Unrealized Gain (Loss)	0.47		1.71		(0.70)
Total from Investment Operations	0.44		1.69		(0.71)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—
Net Asset Value, End of Period	$11.39		$10.95		$9.29
Total Return(3)	4.02	%(4)	18.21	%(5)	(7.10	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$57		$55		$46
Ratio of Expenses Before Expense Limitation	25.01	%(6)	34.58%		42.21	%(6)
Ratio of Expenses After Expense Limitation	1.80	%(6)(7)	1.60	%(7)(8)	1.80	%(6)(7)
Ratio of Net Investment Loss	(0.50	)%(6)(7)	(0.15	)%(7)(8)	(0.20	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	21	%(4)	35%		6	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.22% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 17.99%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.80%	(0.35)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

American Resilience Portfolio

	Class R6
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$11.01		$9.33		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.10		0.04
Net Realized and Unrealized Gain (Loss)	0.47		1.73		(0.71)
Total from Investment Operations	0.51		1.83		(0.67)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		—
Net Asset Value, End of Period	$11.52		$11.01		$9.33
Total Return(3)	4.63	%(4)	19.60	%(5)	(6.70	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$59		$56		$47
Ratio of Expenses Before Expense Limitation	23.58	%(6)	33.36%		41.22	%(6)
Ratio of Expenses After Expense Limitation	0.65	%(6)(7)	0.45	%(7)(8)	0.65	%(6)(7)
Ratio of Net Investment Income	0.65	%(6)(7)	1.00	%(7)(8)	0.95	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	21	%(4)	35%		6	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.22% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 19.38%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.65%	0.80%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the American Resilience Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the

10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$1,117	(1)	$—		$—	$1,117
Warrants	—		—	†	—	—	†
Short-Term Investment
Investment Company	5		—		—	5
Total Assets	$1,122		$—	†	$—	$1,122	†

(1)  The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.55%	0.50%	0.45%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.80% for Class C shares and 0.65% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $3,000 of advisory fees were waived and approximately $114,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

investments were approximately $295,000 and $227,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$21	$238	$254	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$5

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:	2022 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$14	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible expenses, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$2	$(2)

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $2,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2023, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $6,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund did not have record owners of 10% or greater.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and the period since its inception in July 2022. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSCUX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity
Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderresports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
China (47.0%)
China Resources Mixc Lifestyle Services Ltd. (a)	449,800	$1,489
Full Truck Alliance Co. Ltd. ADR	191,840	1,542
Greentown Service Group Co. Ltd. (a)	1,514,000	650
Haidilao International Holding Ltd. (a)	2,776,000	4,986
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	715,186	2,540
KE Holdings, Inc. ADR	365,531	5,172
Kuaishou Technology (a)(b)	475,900	2,793
Kweichow Moutai Co. Ltd., Class A	25,494	5,137
Meituan, Class B (a)(b)	523,920	7,447
PDD Holdings, Inc. ADR (b)	21,413	2,847
Qifu Technology, Inc. ADR	200,915	3,964
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	59,400	2,377
Shenzhou International Group Holdings Ltd. (a)	348,800	3,407
Tencent Holdings Ltd. (a)	141,700	6,722
Trip.com Group Ltd. ADR (b)	175,752	8,260
Wuliangye Yibin Co. Ltd., Class A (b)	123,500	2,171
		61,504
Hong Kong (2.0%)
AIA Group Ltd.	392,500	2,656
India (28.1%)
Axis Bank Ltd.	370,218	5,611
HDFC Bank Ltd.	399,591	8,069
ICICI Bank Ltd. ADR	325,007	9,364
Indian Hotels Co. Ltd.	132,793	994
MakeMyTrip Ltd. (b)	31,607	2,658
Titan Co. Ltd.	121,126	4,936
Zomato Ltd. (b)	2,166,149	5,198
		36,830
Korea, Republic of (11.5%)
Coupang, Inc. (b)	397,794	8,334
KakaoBank Corp.	216,661	3,177
NAVER Corp.	29,368	3,534
		15,045
Singapore (4.0%)
Grab Holdings Ltd., Class A (b)	1,453,210	5,159
Taiwan (5.8%)
Silergy Corp.	119,000	1,688
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	5,955
		7,643
United States (0.9%)
Webtoon Entertainment, Inc. (b)	51,735	1,181
Total Common Stocks (Cost $111,860)		130,018
	Shares	Value (000)
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $645)	645,194	$645
Total Investments (99.8%) (Cost $112,505) (c)(d)		130,663
Other Assets in Excess of Liabilities (0.2%)		237
Net Assets (100.0%)		$130,900

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $81,537,000 and 62.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $32,513,000 and the aggregate gross unrealized depreciation is approximately $14,355,000, resulting in net unrealized appreciation of approximately $18,158,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Hotels, Restaurants & Leisure	22.5%
Banks	20.1
Other*	10.2
Interactive Media & Services	10.0
Broadline Retail	8.6
Textiles, Apparel & Luxury Goods	6.4
Semiconductors & Semiconductor Equipment	5.9
Real Estate Management & Development	5.6
Beverages	5.6
Ground Transportation	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $111,860)	$130,018
Investment in Security of Affiliated Issuer, at Value (Cost $645)	645
Total Investments in Securities, at Value (Cost $112,505)	130,663
Foreign Currency, at Value (Cost $2)	2
Cash	1
Receivable for Investments Sold	741
Dividends Receivable	467
Receivable for Fund Shares Sold	25
Receivable from Affiliate	9
Other Assets	59
Total Assets	131,967
Liabilities:
Deferred Capital Gain Country Tax	617
Payable for Advisory Fees	204
Payable for Professional Fees	73
Payable for Custodian Fees	55
Payable for Sub Transfer Agency Fees — Class I	23
Payable for Sub Transfer Agency Fees — Class A	6
Payable for Sub Transfer Agency Fees — Class C	3
Payable for Investments Purchased	25
Payable for Fund Shares Redeemed	22
Payable for Shareholder Services Fees Class A	4
Payable for Distribution and Shareholder Services Fees Class C	7
Payable for Administration Fees	9
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	17
Total Liabilities	1,067
Net Assets	$130,900
Net Assets Consist of:
Paid-in-Capital	$254,746
Total Accumulated Loss	(123,846)
Net Assets	$130,900

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$99,621
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,167,552
Net Asset Value, Offering and Redemption Price Per Share	$19.28
CLASS A:
Net Assets	$20,659
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,095,031
Net Asset Value, Redemption Price Per Share	$18.87
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.05
Maximum Offering Price Per Share	$19.92
CLASS C:
Net Assets	$7,733
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	433,233
Net Asset Value, Offering and Redemption Price Per Share	$17.85
CLASS R6:
Net Assets	$2,887
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	149,221
Net Asset Value, Offering and Redemption Price Per Share	$19.35

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $63 of Foreign Taxes Withheld)	$1,174
Dividends from Security of Affiliated Issuer (Note G)	76
Total Investment Income	1,250
Expenses:
Advisory Fees (Note B)	524
Professional Fees	96
Shareholder Services Fees — Class A (Note D)	27
Distribution and Shareholder Services Fees — Class C (Note D)	41
Sub Transfer Agency Fees — Class I	50
Sub Transfer Agency Fees — Class A	11
Sub Transfer Agency Fees — Class C	3
Custodian Fees (Note F)	63
Administration Fees (Note C)	52
Registration Fees	27
Shareholder Reporting Fees	11
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Pricing Fees	1
Directors' Fees and Expenses	1
Other Expenses	13
Total Expenses	928
Waiver of Advisory Fees (Note B)	(102)
Reimbursement of Class Specific Expenses — Class I (Note B)	(29)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	793
Net Investment Income	457
Realized Gain (Loss):
Investments Sold (Net of $120 of Capital Gain Country Tax)	2,545
Foreign Currency Translation	(36)
Net Realized Gain	2,509
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $25)	4,284
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	4,284
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,793
Net Increase in Net Assets Resulting from Operations	$7,250

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Asia Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$457	$274
Net Realized Gain (Loss)	2,509	(30,134)
Net Change in Unrealized Appreciation (Depreciation)	4,284	11,801
Net Increase (Decrease) in Net Assets Resulting from Operations	7,250	(18,059)
Dividends and Distributions to Shareholders:
Class I	—	(275)
Class R6	—	(33)
Total Dividends and Distributions to Shareholders	—	(308)
Capital Share Transactions:(1)
Class I:
Subscribed	10,973	57,083
Distributions Reinvested	—	272
Redeemed	(16,478)	(98,173)
Class A:
Subscribed	2,550	8,380
Redeemed	(6,440)	(11,576)
Class C:
Subscribed	107	460
Redeemed	(1,979)	(4,113)
Class R6:
Subscribed	125	22
Distributions Reinvested	—	33
Redeemed	(6,640)	(82)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,782)	(47,694)
Redemption Fees	2	1
Total Decrease in Net Assets	(10,530)	(66,060)
Net Assets:
Beginning of Period	141,430	207,490
End of Period	$130,900	$141,430
(1) Capital Share Transactions:
Class I:
Shares Subscribed	614	2,873
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(919)	(5,320)
Net Decrease in Class I Shares Outstanding	(305)	(2,432)
Class A:
Shares Subscribed	137	435
Shares Redeemed	(361)	(636)
Net Decrease in Class A Shares Outstanding	(224)	(201)
Class C:
Shares Subscribed	6	25
Shares Redeemed	(117)	(236)
Net Decrease in Class C Shares Outstanding	(111)	(211)
Class R6:
Shares Subscribed	6	1
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(393)	(4)
Net Decrease in Class R6 Shares Outstanding	(387)	(1)

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$18.11		$19.49		$24.99		$31.72		$21.02		$14.53
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.08		0.05		0.00	(3)	(0.12)		(0.12)		0.02
Net Realized and Unrealized Gain (Loss)	1.09		(1.38)		(5.50)		(6.39)		11.16		6.47
Total from Investment Operations	1.17		(1.33)		(5.50)		(6.51)		11.04		6.49
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—		—		—		(0.01)
Net Realized Gain	—		—		—		(0.22)		(0.34)		—
Total Distributions	—		(0.05)		—		(0.22)		(0.34)		(0.01)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01
Net Asset Value, End of Period	$19.28		$18.11		$19.49		$24.99		$31.72		$21.02
Total Return(4)	6.46	%(5)	(6.83	)%(6)	(22.01)%		(20.52)%		52.53%		44.74%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$99,621		$99,101		$154,092		$320,534		$366,758		$83,805
Ratio of Expenses Before Expense Limitation	1.31	%(7)	1.22%		1.17%		1.05%		N/A		1.28%
Ratio of Expenses After Expense Limitation	1.10	%(7)(8)	1.07	%(8)(9)	1.10	%(8)	1.05	%(8)	1.06	%(8)	1.08	%(8)
Ratio of Net Investment Income (Loss)	0.81	%(7)(8)	0.25	%(8)(9)	0.01	%(8)	(0.41	)%(8)	(0.48	)%(8)	0.11	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.02%
Portfolio Turnover Rate	9	%(5)	16%		14%		65%		44%		27%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.09%	0.23%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$17.75		$19.12		$24.58		$31.29		$20.79		$14.42
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		(0.02)		(0.06)		(0.20)		(0.19)		(0.06)
Net Realized and Unrealized Gain (Loss)	1.08		(1.35)		(5.40)		(6.29)		11.03		6.42
Total from Investment Operations	1.12		(1.37)		(5.46)		(6.49)		10.84		6.36
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.22)		(0.34)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01
Net Asset Value, End of Period	$18.87		$17.75		$19.12		$24.58		$31.29		$20.79
Total Return(4)	6.31	%(5)	(7.17	)%(6)	(22.21)%		(20.74)%		52.15%		44.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,659		$23,418		$29,072		$77,496		$98,559		$45,111
Ratio of Expenses Before Expense Limitation	1.59	%(7)	1.53%		1.42%		1.32%		N/A		1.56%
Ratio of Expenses After Expense Limitation	1.43	%(7)(8)	1.40	%(8)(9)	1.38	%(8)	1.32	%(8)	1.34	%(8)	1.37	%(8)
Ratio of Net Investment Income (Loss)	0.48	%(7)(8)	(0.08	)%(8)(9)	(0.29	)%(8)	(0.69	)%(8)	(0.76	)%(8)	(0.33	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.02%
Portfolio Turnover Rate	9	%(5)	16%		14%		65%		44%		27%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.43%	(0.11)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$16.86		$18.29		$23.69		$30.39		$20.35		$14.21
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.15)		(0.19)		(0.41)		(0.36)		(0.17)
Net Realized and Unrealized Gain (Loss)	1.01		(1.28)		(5.21)		(6.07)		10.74		6.30
Total from Investment Operations	0.99		(1.43)		(5.40)		(6.48)		10.38		6.13
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.22)		(0.34)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01
Net Asset Value, End of Period	$17.85		$16.86		$18.29		$23.69		$30.39		$20.35
Total Return(4)	5.87	%(5)	(7.82	)%(6)	(22.79)%		(21.32)%		51.02%		43.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,733		$9,174		$13,816		$18,947		$19,042		$8,445
Ratio of Expenses Before Expense Limitation	2.32	%(7)	2.26%		2.15%		2.05%		N/A		2.33%
Ratio of Expenses After Expense Limitation	2.17	%(7)(8)	2.14	%(8)(9)	2.11	%(8)	2.05	%(8)	2.08	%(8)	2.14	%(8)
Ratio of Net Investment Loss	(0.26	)%(7)(8)	(0.82	)%(8)(9)	(1.00	)%(8)	(1.41	)%(8)	(1.49	)%(8)	(0.95	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.02%
Portfolio Turnover Rate	9	%(5)	16%		14%		65%		44%		27%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.16%	(0.84)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		2019(2)
Net Asset Value, Beginning of Period	$18.15		$19.55		$25.04		$31.76		$21.04		$14.54
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.08		0.06		0.01		(0.09)		(0.09)		0.03
Net Realized and Unrealized Gain (Loss)	1.11		(1.40)		(5.50)		(6.41)		11.15		6.48
Total from Investment Operations	1.19		(1.34)		(5.49)		(6.50)		11.06		6.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		—		—		—		(0.02)
Net Realized Gain	—		—		—		(0.22)		(0.34)		—
Total Distributions	—		(0.06)		—		(0.22)		(0.34)		(0.02)
Redemption Fees	0.01		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.01
Net Asset Value, End of Period	$19.35		$18.15		$19.55		$25.04		$31.76		$21.04
Total Return(5)	6.61	%(6)	(6.80	)%(7)	(21.96)%		(20.46)%		52.58%		44.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,887		$9,737		$10,510		$13,400		$26,707		$21
Ratio of Expenses Before Expense Limitation	1.28	%(8)	1.17%		1.12%		0.98%		1.03%		11.85%
Ratio of Expenses After Expense Limitation	1.05	%(8)(9)	1.02	%(9)(10)	1.05	%(9)	0.98	%(9)	1.01	%(9)	1.03	%(9)
Ratio of Net Investment Income (Loss)	0.86	%(8)(9)	0.29	%(9)(10)	0.06	%(9)	(0.31	)%(9)	(0.32	)%(9)	0.19	%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.01%		0.00	%(11)	0.00	%(11)	0.01%		0.02%
Portfolio Turnover Rate	9	%(6)	16%		14%		65%		44%		27%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.04%	0.27%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Asia Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Asia Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented 0% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$9,364	$16,857	$—	$26,221
Beverages	—	7,308	—	7,308
Broadline Retail	11,181	—	—	11,181
Consumer Finance	3,964	—	—	3,964
Food Products	—	2,540	—	2,540
Ground Transportation	6,701	—	—	6,701
Health Care Equipment & Supplies	—	2,377	—	2,377
Hotels, Restaurants & Leisure	10,918	18,625	—	29,543
Insurance	—	2,656	—	2,656
Interactive Media & Services	—	13,049	—	13,049
Media	1,181	—	—	1,181
Real Estate Management & Development	5,172	2,139	—	7,311
Semiconductors & Semiconductor Equipment	—	7,643	—	7,643
Textiles, Apparel & Luxury Goods	—	8,343	—	8,343
Total Common Stocks	48,481	81,537	—	130,018
Short-Term Investment
Investment Company	645	—	—	645
Total Assets	$49,126	$81,537	$—	$130,663

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.64% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 2.20% for Class C shares and 1.05% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $102,000 of advisory fees were waived and approximately $30,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $12,197,000 and $31,187,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$—	$16,431	$15,786	$76
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$645

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:	2022 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$308	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$973	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $80,184,000 and $56,078,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 86.2%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

(This page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSAUX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Counterpoint Global Portfolio

	Shares	Value (000)
Common Stocks (92.6%)
Argentina (0.0%)‡
Globant SA (a)	13	$2
Brazil (0.4%)
NU Holdings Ltd., Class A (a)	3,026	39
Vale SA	87	1
		40
Canada (2.8%)
Brookfield Corp.	168	7
Brookfield Infrastructure Partners LP	167	5
Cameco Corp.	228	11
Canada Goose Holdings, Inc. (a)	387	5
Canadian National Railway Co.	378	45
Canadian Pacific Kansas City Ltd.	142	11
Constellation Software, Inc.	4	11
FirstService Corp.	8	1
Shopify, Inc., Class A (a)	2,703	179
Topicus.com, Inc.	58	5
		280
China (1.3%)
China Resources Mixc Lifestyle Services Ltd. (b)	400	1
Full Truck Alliance Co. Ltd. ADR	221	2
Greentown Service Group Co. Ltd. (b)	2,000	1
Haidilao International Holding Ltd. (b)	3,000	5
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	700	2
KE Holdings, Inc. ADR	389	6
Kuaishou Technology (a)(b)	500	3
Meituan, Class B (a)(b)	3,520	50
PDD Holdings, Inc. ADR (a)	25	3
Qifu Technology, Inc. ADR	199	4
Shenzhou International Group Holdings Ltd. (b)	400	4
Tencent Holdings Ltd. (b)	200	10
Trip.com Group Ltd. ADR (a)	810	38
Wuliangye Yibin Co. Ltd., Class A (a)	100	2
		131
Denmark (0.8%)
DSV AS	466	72
Novo Nordisk AS, Class B	70	10
		82
France (3.0%)
Accor SA	67	3
Airbus SE	223	30
Christian Dior SE	46	33
EssilorLuxottica SA	24	5
Eurofins Scientific SE	2,297	115
Hermes International	30	69
L'Oreal SA	18	8
LVMH Moet Hennessy Louis Vuitton SE	9	7
Remy Cointreau SA	10	1
	Shares	Value (000)
Safran SA	75	$16
Schneider Electric SE	45	11
		298
Germany (0.3%)
Delivery Hero SE (a)	1,342	32
Hong Kong (0.1%)
AIA Group Ltd.	1,000	7
India (1.6%)
Axis Bank Ltd.	570	9
HDFC Bank Ltd. ADR	1,002	64
ICICI Bank Ltd. ADR	2,377	68
Indian Hotels Co. Ltd.	152	1
MakeMyTrip Ltd. (a)	36	3
Titan Co. Ltd.	260	11
Zomato Ltd. (a)	2,549	6
		162
Israel (2.5%)
Global-e Online Ltd. (a)	6,527	237
Oddity Tech Ltd., Class A (a)	460	18
		255
Italy (0.6%)
Brunello Cucinelli SpA	10	1
Davide Campari-Milano NV	211	2
Ferrari NV	3	1
Moncler SpA	981	60
		64
Japan (0.6%)
Sansan, Inc. (a)	5,100	55
Korea, Republic of (1.9%)
Coupang, Inc. (a)	8,069	169
KakaoBank Corp.	487	7
NAVER Corp.	93	11
		187
Netherlands (1.8%)
Adyen NV (a)	123	146
ASML Holding NV	23	24
ASML Holding NV (Registered)	12	12
Universal Music Group NV	45	1
		183
Poland (0.0%)‡
Allegro.eu SA (a)	346	3
Singapore (1.3%)
Grab Holdings Ltd., Class A (a)	29,380	105
Sea Ltd. ADR (a)	424	30
		135
Sweden (0.3%)
Evolution AB	125	13
Hemnet Group AB	559	17
Vitrolife AB	48	1
		31

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
Switzerland (0.9%)
Cie Financiere Richemont SA, Class A (Registered)	31	$5
On Holding AG, Class A (a)	1,865	72
Straumann Holding AG (Registered)	109	14
		91
Taiwan (0.0%)‡
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20	3
United Kingdom (3.7%)
Babcock International Group PLC	18,843	125
Deliveroo PLC (a)	1,910	3
London Stock Exchange Group PLC	103	12
Rentokil Initial PLC	9,504	55
Rightmove PLC	1,006	7
Victoria PLC (a)	73,677	166
		368
United States (68.7%)
10X Genomics, Inc., Class A (a)	769	15
Adobe, Inc. (a)	54	30
Affirm Holdings, Inc. (a)	5,154	156
Agilon Health, Inc. (a)	41,460	271
Airbnb, Inc., Class A (a)	520	79
Alnylam Pharmaceuticals, Inc. (a)	6	1
Altimmune, Inc. (a)	185	1
Amazon.com, Inc. (a)	453	88
American Tower Corp. REIT	282	55
Appfolio, Inc., Class A (a)	1	—	@
Appian Corp., Class A (a)	5,699	176
Arbutus Biopharma Corp. (a)	102,067	315
Argenx SE ADR (a)	4	2
ATAI Life Sciences NV (a)	852	1
Atlassian Corp., Class A (a)	44	8
Aurora Innovation, Inc. (a)	48,305	134
Axon Enterprise, Inc. (a)	1	—	@
Beam Therapeutics, Inc. (a)	67	2
Beyond, Inc. (a)	60	1
Bill Holdings, Inc. (a)	2,016	106
Birkenstock Holding PLC (a)	759	41
Block, Inc., Class A (a)	280	18
Brown & Brown, Inc.	64	6
Burford Capital Ltd.	2,958	38
Burford Capital Ltd.	1,012	13
Cadence Design Systems, Inc. (a)	1	—	@
Cardlytics, Inc. (a)	10,557	87
Carvana Co. (a)	3,139	404
Celsius Holdings, Inc. (a)	13	1
Chewy, Inc., Class A (a)	1,729	47
Cloudflare, Inc., Class A (a)	10,837	898
Coinbase Global, Inc., Class A (a)	3	1
Copart, Inc. (a)	1	—	@
Core & Main, Inc., Class A (a)	745	37
Cricut, Inc., Class A	11,933	72
Crowdstrike Holdings, Inc., Class A (a)	74	28
	Shares	Value (000)
Danaher Corp.	167	$42
Deckers Outdoor Corp. (a)	13	13
Dexcom, Inc. (a)	17	2
Dlocal Ltd. (a)	374	3
Dollar General Corp.	196	26
DoorDash, Inc., Class A (a)	1,617	176
Doximity, Inc., Class A (a)	1,038	29
Ecolab, Inc.	1	—	@
Endeavor Group Holdings, Inc., Class A	371	10
Fastenal Co.	1	—	@
Fastly, Inc., Class A (a)	10,208	75
Figs, Inc., Class A (a)	585	3
Fiserv, Inc. (a)	143	21
Floor & Decor Holdings, Inc., Class A (a)	949	94
General Electric Co.	2	—	@
GH Research PLC (a)	145	2
Ginkgo Bioworks Holdings, Inc. (a)	1,770	1
Gitlab, Inc., Class A (a)	133	7
GRAIL, Inc. (a)	0	—	@
HCA Healthcare, Inc.	204	66
HEICO Corp., Class A	1	—	@
Home Depot, Inc.	1	—	@
Ibotta, Inc., Class A (a)	39	3
Illumina, Inc. (a)	2	—	@
Inspire Medical Systems, Inc. (a)	6	1
Intellia Therapeutics, Inc. (a)	176	4
Interactive Brokers Group, Inc., Class A	407	50
Intercontinental Exchange, Inc.	476	65
Intuitive Surgical, Inc. (a)	1	—	@
IonQ, Inc. (a)	338	2
Joby Aviation, Inc. (a)	524	3
Klaviyo, Inc., Class A (a)	601	15
Linde PLC	3	1
Lithia Motors, Inc., Class A	155	39
Maplebear, Inc. (a)	440	14
Mastercard, Inc., Class A	52	23
MaxCyte, Inc. (a)	2,072	8
McCormick & Co., Inc.	4	—	@
McDonald's Corp.	2	1
MercadoLibre, Inc. (a)	125	205
Meta Platforms, Inc., Class A	133	67
MicroStrategy, Inc., Class A (a)	284	391
MongoDB, Inc. (a)	16	4
MP Materials Corp. (a)	70	1
MSCI, Inc.	33	16
Opendoor Technologies, Inc. (a)	1,034	2
Outset Medical, Inc. (a)	228	1
Peloton Interactive, Inc., Class A (a)	11,033	37
Penumbra, Inc. (a)	14	3
Pool Corp.	1	—	@
Procore Technologies, Inc. (a)	839	56
ProKidney Corp. (a)	12,124	30
QXO, Inc.	5	—	@

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
United States (cont'd)
Recursion Pharmaceuticals, Inc., Class A (a)	115	$1
Redfin Corp. (a)	482	3
RH (a)	12	3
Rivian Automotive, Inc., Class A (a)	191	3
ROBLOX Corp., Class A (a)	3,029	113
Roivant Sciences Ltd. (a)	6,711	71
Rollins, Inc.	1	—	@
Royal Gold, Inc.	219	27
Royalty Pharma PLC, Class A	8,866	234
S&P Global, Inc.	26	12
Salesforce, Inc.	73	19
Samsara, Inc., Class A (a)	1,534	52
Schrodinger, Inc. (a)	50	1
Service Corp. International	1	—	@
ServiceNow, Inc. (a)	108	85
SharkNinja, Inc.	556	42
Sherwin-Williams Co.	1	—	@
Snowflake, Inc., Class A (a)	684	92
Spotify Technology SA (a)	205	64
Standard BioTools, Inc. (a)	5,645	10
Starbucks Corp.	3	—	@
Symbotic, Inc. (a)	61	2
Tesla, Inc. (a)	3,034	600
Texas Pacific Land Corp.	48	35
TKO Group Holdings, Inc.	136	15
Tractor Supply Co.	1	—	@
Trade Desk, Inc., Class A (a)	1,613	158
Uber Technologies, Inc. (a)	1,511	110
Union Pacific Corp.	21	5
Veeva Systems, Inc., Class A (a)	1	—	@
Veralto Corp.	36	3
Visa, Inc., Class A	104	27
Walt Disney Co.	203	20
Waste Connections, Inc.	8	1
Watsco, Inc.	1	1
Wayfair, Inc., Class A (a)	1,195	63
Webtoon Entertainment, Inc. (a)	60	1
XOMA Corp. (a)	10,863	257
Zoetis, Inc.	1	—	@
ZoomInfo Technologies, Inc., Class A (a)	1,571	20
		6,894
Total Common Stocks (Cost $7,225)		9,303
Preferred Stocks (0.5%)
United States (0.5%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $44; acquired 8/31/21)	594	43
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $1; acquired 9/15/23)	19	1
Stripe, Inc., Series I (a)(c)(d) (acquisition cost — $3; acquired 3/17/23)	123	3
Total Preferred Stocks (Cost $48)		47
	Shares	Value (000)
Investment Company (2.1%)
United States (2.1%)
iShares Bitcoin Trust (a) (Cost $238)	6,145	$210
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a)	18	—
United States (0.0%)
SomaLogic, Inc. expires 8/31/26 (a)	96	—
Total Warrants (Cost $—@)		—
	Shares
Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $323)	323,168	323
Total Investments Excluding Purchased Options (98.4%) (Cost $7,834)		9,883
Total Purchased Options Outstanding (0.1%) (Cost $20)		7
Total Investments (98.5%) (Cost $7,854) (e)(f)(g)		9,890
Other Assets in Excess of Liabilities (1.5%)		153
Net Assets (100.0%)		$10,043

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

@  Value is less than $500.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2024 amounts to approximately $47,000 and represents 0.5% of net assets.

(d)  At June 30, 2024, the Fund held fair valued securities valued at approximately $47,000, representing 0.5% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $1,290,000 and 12.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  Securities are available for collateral in connection with purchased options.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

(g)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,629,000 and the aggregate gross unrealized depreciation is approximately $593,000, resulting in net unrealized appreciation of approximately $2,036,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.69	Jan-25	1,845,972	$1,846	$3		$6	$(3)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	1,744,664	1,745	4		8	(4)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug-24	1,505,060	1,505	—	@	6	(6)
							$7		$20	$(13)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.2%
Information Technology Services	12.7
Software	12.4
Broadline Retail	7.1
Biotechnology	6.9
Specialty Retail	6.6
Automobiles	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Counterpoint Global Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $7,531)	$9,567
Investment in Security of Affiliated Issuer, at Value (Cost $323)	323
Total Investments in Securities, at Value (Cost $7,854)	9,890
Foreign Currency, at Value (Cost $55)	54
Cash	—	@
Due from Adviser	145
Receivable for Investments Sold	11
Receivable from Affiliate	2
Tax Reclaim Receivable	1
Dividends Receivable	1
Receivable for Fund Shares Sold	—	@
Other Assets	53
Total Assets	10,157
Liabilities:
Payable for Custodian Fees	36
Payable for Professional Fees	29
Payable for Investments Purchased	7
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Deferred Capital Gain Country Tax	1
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	39
Total Liabilities	114
Net Assets	$10,043
Net Assets Consist of:
Paid-in-Capital	$13,436
Total Accumulated Loss	(3,393)
Net Assets	$10,043
CLASS I:
Net Assets	$9,591
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	842,755
Net Asset Value, Offering and Redemption Price Per Share	$11.38
CLASS A:
Net Assets	$389
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	34,883
Net Asset Value, Redemption Price Per Share	$11.14
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.62
Maximum Offering Price Per Share	$11.76
CLASS C:
Net Assets	$49
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,643
Net Asset Value, Offering and Redemption Price Per Share	$10.63
CLASS R6:
Net Assets	$14
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,267
Net Asset Value, Offering and Redemption Price Per Share	$11.41

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Counterpoint Global Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$15
Dividends from Security of Affiliated Issuer (Note G)	14
Total Investment Income	29
Expenses:
Professional Fees	146
Custodian Fees (Note F)	56
Advisory Fees (Note B)	41
Registration Fees	26
Pricing Fees	8
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	4
Directors' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	26
Total Expenses	322
Expenses Reimbursed by Adviser (Note B)	(226)
Waiver of Advisory Fees (Note B)	(41)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	50
Net Investment Loss	(21)
Realized Gain (Loss):
Investments Sold (Net of $—@ of Capital Gain Country Tax)	935
Foreign Currency Translation	(— @)
Net Realized Gain	935
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $—@)	(674)
Foreign Currency Translation	(1)
Net Change in Unrealized Appreciation (Depreciation)	(675)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	260
Net Increase in Net Assets Resulting from Operations	$239

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Counterpoint Global Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(21)	$(26)
Net Realized Gain (Loss)	935	(125)
Net Change in Unrealized Appreciation (Depreciation)	(675)	3,622
Net Increase in Net Assets Resulting from Operations	239	3,471
Capital Share Transactions:(1)
Class I:
Subscribed	—	88
Redeemed	(118)	(475)
Class A:
Subscribed	4	85
Redeemed	(298)	(160)
Class C:
Subscribed	—	43
Redeemed	(55)	(38)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(467)	(457)
Total Increase (Decrease) in Net Assets	(228)	3,014
Net Assets:
Beginning of Period	10,271	7,257
End of Period	$10,043	$10,271
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	9
Shares Redeemed	(10)	(51)
Net Decrease in Class I Shares Outstanding	(10)	(42)
Class A:
Shares Subscribed	— @	10
Shares Redeemed	(26)	(17)
Net Decrease in Class A Shares Outstanding	(26)	(7)
Class C:
Shares Subscribed	—	5
Shares Redeemed	(5)	(4)
Net Increase (Decrease) in Class C Shares Outstanding	(5)	1

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$11.12		$7.46		$15.33		$19.01		$11.32		$8.46
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.02)		(0.07)		(0.16)		(0.11)		(0.03)
Net Realized and Unrealized Gain (Loss)	0.29		3.68		(7.80)		(0.01)		8.34		2.89
Total from Investment Operations	0.26		3.66		(7.87)		(0.17)		8.23		2.86
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(3.51)		(0.54)		—
Net Asset Value, End of Period	$11.38		$11.12		$7.46		$15.33		$19.01		$11.32
Total Return(3)	2.34	%(4)	49.06	%(5)	(51.34)%		(0.58)%		72.70%		33.81%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,591		$9,491		$6,681		$25,794		$23,717		$10,097
Ratio of Expenses Before Expense Limitation	6.30	%(6)	5.63%		4.57%		2.39%		3.29%		5.22%
Ratio of Expenses After Expense Limitation	1.04	%(6)(7)	0.89	%(7)(8)	1.06	%(7)	1.05	%(7)	1.04	%(7)	1.03	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.05	%(7)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.50	)%(6)(7)	(0.25	)%(7)(8)	(0.67	)%(7)	(0.76	)%(7)	(0.79	)%(7)	(0.25	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	51	%(4)	55%		59%		68%		116%		67%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.26% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 48.80%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.04%	(0.40)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$10.91		$7.35		$15.14		$18.89		$11.28		$8.47
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.06)		(0.10)		(0.23)		(0.19)		(0.06)
Net Realized and Unrealized Gain (Loss)	0.25		3.62		(7.69)		(0.01)		8.34		2.87
Total from Investment Operations	0.23		3.56		(7.79)		(0.24)		8.15		2.81
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(3.51)		(0.54)		—
Net Asset Value, End of Period	$11.14		$10.91		$7.35		$15.14		$18.89		$11.28
Total Return(3)	2.11	%(4)	48.44	%(5)	(51.45)%		(0.95)%		72.25%		33.18%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$389		$665		$502		$3,598		$696		$15
Ratio of Expenses Before Expense Limitation	7.08	%(6)	6.49%		5.11%		2.89%		4.61%		23.73%
Ratio of Expenses After Expense Limitation	1.39	%(6)(7)	1.25	%(7)(8)	1.41	%(7)	1.40	%(7)	1.39	%(7)	1.39	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.40	%(7)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.43	)%(6)(7)	(0.61	)%(7)(8)	(1.02	)%(7)	(1.12	)%(7)	(1.16	)%(7)	(0.62	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	51	%(4)	55%		59%		68%		116%		67%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.14% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 48.30%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.39%	(0.75)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$10.44		$7.09		$14.71		$18.60		$11.20		$8.47
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.12)		(0.16)		(0.38)		(0.27)		(0.14)
Net Realized and Unrealized Gain (Loss)	0.24		3.47		(7.46)		0.00	(3)	8.21		2.87
Total from Investment Operations	0.19		3.35		(7.62)		(0.38)		7.94		2.73
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(3.51)		(0.54)		—
Net Asset Value, End of Period	$10.63		$10.44		$7.09		$14.71		$18.60		$11.20
Total Return(4)	1.82	%(5)	47.46	%(6)	(51.87)%		(1.73)%		70.89%		32.23%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$49		$101		$65		$175		$27		$11
Ratio of Expenses Before Expense Limitation	11.01	%(7)	9.25%		8.47%		6.40%		18.57%		24.53%
Ratio of Expenses After Expense Limitation	2.14	%(7)(8)	2.02	%(8)(9)	2.16	%(8)	2.15	%(8)	2.14	%(8)	2.14	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.15	%(8)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.97	)%(7)(8)	(1.37	)%(8)(9)	(1.77	)%(8)	(1.93	)%(8)	(1.90	)%(8)	(1.37	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	51	%(5)	55%		59%		68%		116%		67%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.28% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 47.18%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.14%	(1.49)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		2019(2)
Net Asset Value, Beginning of Period	$11.15		$7.48		$15.35		$19.03		$11.32		$8.46
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.03)		(0.02)		(0.06)		(0.15)		(0.10)		(0.02)
Net Realized and Unrealized Gain (Loss)	0.29		3.69		(7.81)		(0.02)		8.35		2.88
Total from Investment Operations	0.26		3.67		(7.87)		(0.17)		8.25		2.86
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(3.51)		(0.54)		—
Net Asset Value, End of Period	$11.41		$11.15		$7.48		$15.35		$19.03		$11.32
Total Return(4)	2.33	%(5)	49.06	%(6)	(51.27)%		(0.59)%		72.88%		33.81%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14		$14		$9		$19		$20		$11
Ratio of Expenses Before Expense Limitation	23.80	%(7)	26.73%		20.79%		12.66%		19.31%		23.44%
Ratio of Expenses After Expense Limitation	0.99	%(7)(8)	0.84	%(8)(9)	1.01	%(8)	1.00	%(8)	0.99	%(8)	0.99	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.00	%(8)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.45	)%(7)(8)	(0.21	)%(8)(9)	(0.62	)%(8)	(0.71	)%(8)	(0.74	)%(8)	(0.22	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	51	%(5)	55%		59%		68%		116%		67%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.13% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 48.93%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.00%	(0.37)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Counterpoint Global Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Counterpoint Global Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented approximately $213,000 or approximately 2.12% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	@	$171	$—	$171
Air Freight & Logistics	—		72	—	72
Automobiles	604		—	—	604
Banks	171		16	—	187
Beverages	1		5	—	6
Biotechnology	684		1	—	685
Broadline Retail	702		3	—	705
Capital Markets	151		12	—	163
Chemicals	2		—	—	2
Commercial Services & Supplies	4		55	—	59
Consumer Finance	4		—	—	4
Consumer Staples Distribution & Retail	40		—	—	40
Distributors	—	@	—	—	—	@
Diversified Consumer Services	—	@	—	—	—	@
Electrical Equipment	—		11	—	11
Entertainment	252		1	—	253
Financial Services	261		184	—	445
Food Products	—	@	2	—	2
Ground Transportation	278		—	—	278
Health Care Equipment & Supplies	7		19	—	26
Health Care Providers & Services	337		—	—	337
Health Care Technology	30		—	—	30
Hotels, Restaurants & Leisure	297		113	—	410
Household Durables	114		166	—	280
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$1,250	$—		$—	$1,250
Insurance	6	7		—	13
Interactive Media & Services	87	48		—	135
Leisure Products	37	—		—	37
Life Sciences Tools & Services	75	115		—	190
Machinery	2	—		—	2
Media	249	—		—	249
Metals & Mining	29	—		—	29
Multi-Utilities	5	—		—	5
Oil, Gas & Consumable Fuels	46	—		—	46
Passenger Airlines	3	—		—	3
Personal Care Products	18	8		—	26
Pharmaceuticals	237	10		—	247
Real Estate Management & Development	12	2		—	14
Semiconductors & Semiconductor Equipment	15	24		—	39
Software	1,123	55		—	1,178
Specialized REITs	55	—		—	55
Specialty Retail	651	—		—	651
Tech Hardware, Storage & Peripherals	2	—		—	2
Textiles, Apparel & Luxury Goods	134	190		—	324
Trading Companies & Distributors	38	—		—	38
Total Common Stocks	8,013	1,290		—	9,303
Preferred Stocks
Financial Services	—	—		3	3
Software	—	—		44	44
Total Preferred Stocks	—	—		47	47
Investment Company	210	—		—	210
Warrants	—	—	†	—	—	†
Call Options Purchased	—	7		—	7
Short-Term Investment
Investment Company	323	—		—	323
Total Assets	$8,546	$1,297	†	$47	$9,890	†

@  Value is less than $500.

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$46
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1
Realized gains (losses)	—
Ending Balance	$47
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$1

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2024:

	Fair Value at June 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$47	Market Transaction Method	Precedent Transaction	$26.00–$65.00/$62.40	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	14.0%–16.0%/15.0% 3.0%–4.0%/3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/Revenue Discount forLack of Marketability	1.4x–21.9x/13.8x 11.0%	Increase Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$7	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Investments	(Purchased Options)	$(10	)(a)

(a) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Investments	(Purchased Options)	$—	@(a)

@ Value is less than $500.

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$7	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$7	$—	$—	$7

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	5,517,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares and 1.00% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $41,000 of advisory fees were waived and approximately $230,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody,

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $4,878,000 and $5,401,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$375	$2,295	$2,347	$14
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Fund	$—	$—	$323

During the six months ended June 30, 2024, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2023 and 2022.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$66	$(66)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,067,000 and $1,749,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 16.0%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

L. Subsequent Event: The Board of Directors of the Company approved a Plan of Liquidation with respect to the Fund, a portfolio of common stock of the Company. Pursuant to the Plan of Liquidation, the assets of the Fund were liquidated, known or reasonable ascertainable liabilities of the Fund were satisfied, the remaining proceeds were distributed to the Fund's shareholders and all the issued and outstanding shares of the Fund were redeemed (the "Liquidation"). The Liquidation occurred on July 22, 2024.

23

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

GLCAX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
Argentina (1.8%)
Globant SA (a)	3,305	$589
Brazil (4.8%)
NU Holdings Ltd., Class A (a)	121,016	1,560
China (36.7%)
China Resources Mixc Lifestyle Services Ltd. (b)	110,600	366
Full Truck Alliance Co. Ltd. ADR	47,148	379
Haidilao International Holding Ltd. (b)	482,000	866
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	117,200	416
KE Holdings, Inc. ADR	68,315	967
Kuaishou Technology (a)(b)	80,500	473
Kweichow Moutai Co. Ltd., Class A	5,589	1,126
Meituan, Class B (a)(b)	129,280	1,838
PDD Holdings, Inc. ADR (a)	5,284	702
Qifu Technology, Inc. ADR	31,668	625
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,200	368
Shenzhou International Group Holdings Ltd. (b)	64,100	626
Tencent Holdings Ltd. (b)	24,300	1,153
Trip.com Group Ltd. ADR (a)	33,521	1,575
Wuliangye Yibin Co. Ltd., Class A (a)	21,300	374
		11,854
India (25.7%)
Axis Bank Ltd.	88,313	1,338
HDFC Bank Ltd.	86,481	1,746
ICICI Bank Ltd. ADR	71,214	2,052
Indian Hotels Co. Ltd.	32,478	243
MakeMyTrip Ltd. (a)	7,187	605
Titan Co. Ltd.	27,612	1,125
Zomato Ltd. (a)	499,133	1,198
		8,307
Korea, Republic of (10.9%)
Coupang, Inc. (a)	98,373	2,061
KakaoBank Corp.	42,386	622
NAVER Corp.	6,960	837
		3,520
Poland (1.4%)
Allegro.eu SA (a)	49,722	465
Singapore (3.7%)
Grab Holdings Ltd., Class A (a)	333,068	1,183
Taiwan (5.8%)
Silergy Corp.	29,000	411
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	1,452
		1,863
United States (8.3%)
MercadoLibre, Inc. (a)	1,443	2,371
Webtoon Entertainment, Inc. (a)	12,771	292
		2,663
Total Common Stocks (Cost $25,681)		32,004
	Shares	Value (000)
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $431)	431,201	$431
Total Investments (100.5%) (Cost $26,112) (c)(d)		32,435
Liabilities in Excess of Other Assets (–0.5%)		(149)
Net Assets (100.0%)		$32,286

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $17,043,000 and 52.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,253,000 and the aggregate gross unrealized depreciation is approximately $1,930,000, resulting in net unrealized appreciation of approximately $6,323,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	22.5%
Other*	21.9
Hotels, Restaurants & Leisure	19.6
Broadline Retail	17.3
Interactive Media & Services	7.6
Semiconductors & Semiconductor Equipment	5.7
Textiles, Apparel & Luxury Goods	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Developing Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $25,681)	$32,004
Investment in Security of Affiliated Issuer, at Value (Cost $431)	431
Total Investments in Securities, at Value (Cost $26,112)	32,435
Foreign Currency, at Value (Cost $—@)	—	@
Cash	1
Dividends Receivable	87
Receivable for Investments Sold	47
Receivable for Fund Shares Sold	10
Receivable from Affiliate	1
Other Assets	51
Total Assets	32,632
Liabilities:
Deferred Capital Gain Country Tax	146
Payable for Fund Shares Redeemed	76
Payable for Professional Fees	57
Payable for Custodian Fees	20
Payable for Sub Transfer Agency Fees — Class I	13
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Advisory Fees	8
Payable for Investments Purchased	7
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	11
Total Liabilities	346
Net Assets	$32,286
Net Assets Consist of:
Paid-in-Capital	$109,808
Total Accumulated Loss	(77,522)
Net Assets	$32,286

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Developing Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$24,398
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,618,207
Net Asset Value, Offering and Redemption Price Per Share	$9.32
CLASS A:
Net Assets	$5,011
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	544,842
Net Asset Value, Redemption Price Per Share	$9.20
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.51
Maximum Offering Price Per Share	$9.71
CLASS C:
Net Assets	$2,868
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	322,544
Net Asset Value, Offering and Redemption Price Per Share	$8.89
CLASS R6:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,001
Net Asset Value, Offering and Redemption Price Per Share	$9.34

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Developing Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $15 of Foreign Taxes Withheld)	$201
Dividends from Security of Affiliated Issuer (Note G)	9
Total Investment Income	210
Expenses:
Advisory Fees (Note B)	153
Professional Fees	86
Custodian Fees (Note F)	28
Registration Fees	24
Shareholder Services Fees — Class A (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	15
Administration Fees (Note C)	14
Sub Transfer Agency Fees — Class I	10
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	1
Shareholder Reporting Fees	9
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Pricing Fees	1
Directors' Fees and Expenses	1
Other Expenses	10
Total Expenses	365
Waiver of Advisory Fees (Note B)	(138)
Reimbursement of Class Specific Expenses — Class I (Note B)	(5)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	221
Net Investment Loss	(11)
Realized Gain (Loss):
Investments Sold (Net of $19 of Capital Gain Country Tax)	48
Foreign Currency Translation	(24)
Net Realized Gain	24
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $3)	2,483
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	2,483
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,507
Net Increase in Net Assets Resulting from Operations	$2,496

@  Amount is less than $500.
The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Developing Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(11)	$(80)
Net Realized Gain (Loss)	24	(8,013)
Net Change in Unrealized Appreciation (Depreciation)	2,483	11,309
Net Increase in Net Assets Resulting from Operations	2,496	3,216
Capital Share Transactions:(1)
Class I:
Subscribed	5,588	4,936
Redeemed	(10,118)	(46,845)
Class A:
Subscribed	263	1,028
Redeemed	(585)	(1,334)
Class C:
Subscribed	50	51
Redeemed	(642)	(1,021)
Class R6:
Subscribed	—	1
Redeemed	(1)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,445)	(43,184)
Redemption Fees	—	6
Total Decrease in Net Assets	(2,949)	(39,962)
Net Assets:
Beginning of Period	35,235	75,197
End of Period	$32,286	$35,235
(1) Capital Share Transactions:
Class I:
Shares Subscribed	641	578
Shares Redeemed	(1,144)	(5,498)
Net Decrease in Class I Shares Outstanding	(503)	(4,920)
Class A:
Shares Subscribed	30	121
Shares Redeemed	(68)	(159)
Net Decrease in Class A Shares Outstanding	(38)	(38)
Class C:
Shares Subscribed	6	6
Shares Redeemed	(76)	(125)
Net Decrease in Class C Shares Outstanding	(70)	(119)
Class R6:
Shares Subscribed	—	— @
Shares Redeemed	(— @)	—
Net Increase (Decrease) in Class R6 Shares Outstanding	(— @)	— @

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,						Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$8.65		$8.21		$11.79		$14.50		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.00	(4)	(0.00	)(4)	(0.04)		(0.10)		(0.10)
Net Realized and Unrealized Gain (Loss)	0.67		0.44		(3.54)		(2.61)		4.60
Total from Investment Operations	0.67		0.44		(3.58)		(2.71)		4.50
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$9.32		$8.65		$8.21		$11.79		$14.50
Total Return(5)	7.75	%(6)	5.36	%(7)	(30.36)%		(18.69)%		45.00	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,398		$26,984		$66,056		$197,435		$234,923
Ratio of Expenses Before Expense Limitation	2.00	%(8)	1.69%		1.45%		1.23%		1.41	%(8)
Ratio of Expenses After Expense Limitation	1.15	%(8)(9)	1.12	%(9)(10)	1.15	%(9)	1.15	%(9)	1.14	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.15	%(9)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.09	%(8)(9)	(0.04	)%(9)(10)	(0.42	)%(9)	(0.73	)%(9)	(0.87	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01	%(8)
Portfolio Turnover Rate	22	%(6)	15%		31%		64%		18	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.15%	(0.07)%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,						Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$8.55		$8.15		$11.73		$14.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.01)		(0.03)		(0.06)		(0.14)		(0.13)
Net Realized and Unrealized Gain (Loss)	0.66		0.43		(3.52)		(2.60)		4.60
Total from Investment Operations	0.65		0.40		(3.58)		(2.74)		4.47
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$9.20		$8.55		$8.15		$11.73		$14.47
Total Return(5)	7.60	%(6)	4.91	%(7)	(30.52)%		(18.94)%		44.70	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,011		$4,981		$5,057		$11,974		$11,721
Ratio of Expenses Before Expense Limitation	2.28	%(8)	1.99%		1.69%		1.48%		1.72	%(8)
Ratio of Expenses After Expense Limitation	1.47	%(8)(9)	1.44	%(9)(10)	1.45	%(9)	1.46	%(9)	1.44	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.44	%(9)	N/A		N/A
Ratio of Net Investment Loss	(0.23	)%(8)(9)	(0.38	)%(9)(10)	(0.69	)%(9)	(1.03	)%(9)	(1.17	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01	%(8)
Portfolio Turnover Rate	22	%(6)	15%		31%		64%		18	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Not annualized.

(7)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.50%	(0.44)%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,						Period from February 14, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$8.29		$7.97		$11.55		$14.36		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.04)		(0.09)		(0.12)		(0.24)		(0.22)
Net Realized and Unrealized Gain (Loss)	0.64		0.41		(3.46)		(2.57)		4.58
Total from Investment Operations	0.60		0.32		(3.58)		(2.81)		4.36
Redemption Fees	—		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$8.89		$8.29		$7.97		$11.55		$14.36
Total Return(5)	7.24	%(6)	4.15	%(7)	(31.08)%		(19.57)%		43.60	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,868		$3,260		$4,076		$6,911		$5,893
Ratio of Expenses Before Expense Limitation	3.07	%(8)	2.74%		2.45%		2.21%		2.53	%(8)
Ratio of Expenses After Expense Limitation	2.25	%(8)(9)	2.20	%(9)(10)	2.21	%(9)	2.19	%(9)	2.24	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.20	%(9)	N/A		N/A
Ratio of Net Investment Loss	(1.01	)%(8)(9)	(1.12	)%(9)(10)	(1.44	)%(9)	(1.78	)%(9)	(1.97	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01	%(8)
Portfolio Turnover Rate	22	%(6)	15%		31%		64%		18	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  Not annualized.

(7)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.25%	(1.17)%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,						Period from February 14, 2020(2) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		December 31, 2020(3)
Net Asset Value, Beginning of Period	$8.67		$8.23		$11.80		$14.51		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.01		0.00	(5)	(0.03)		(0.10)		(0.07)
Net Realized and Unrealized Gain (Loss)	0.66		0.44		(3.54)		(2.61)		4.58
Total from Investment Operations	0.67		0.44		(3.57)		(2.71)		4.51
Redemption Fees	—		0.00	(5)	0.00	(5)	0.00	(5)	0.00	(5)
Net Asset Value, End of Period	$9.34		$8.67		$8.23		$11.80		$14.51
Total Return(6)	7.73	%(7)	5.35	%(8)	(30.25)%		(18.68)%		45.10	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$10		$8		$12		$15
Ratio of Expenses Before Expense Limitation	26.15	%(9)	29.92%		24.48%		17.42%		17.67	%(9)
Ratio of Expenses After Expense Limitation	1.10	%(9)(10)	1.03	%(10)(11)	1.11	%(10)(12)	1.10	%(10)	1.09	%(9)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.10	%(10)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.15	%(9)(10)	0.05	%(10)(11)	(0.34	)%(10)	(0.69	)%(10)	(0.67	)%(9)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)(13)	0.00	%(13)	0.00	%(13)	0.00	%(13)	0.01	%(9)
Portfolio Turnover Rate	22	%(7)	15%		31%		64%		18	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Not annualized.

(8)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(9)  Annualized.

(10)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(11)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.09%	(0.01)%

(12)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to Consolidated Financial Statements.

(13)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Developing Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Developing Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented 0% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The

Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$3,612	$3,706	$—	$7,318
Beverages	—	1,500	—	1,500
Broadline Retail	5,134	465	—	5,599
Consumer Finance	625	—	—	625
Food Products	—	416	—	416
Ground Transportation	1,562	—	—	1,562
Health Care Equipment & Supplies	—	368	—	368
Hotels, Restaurants & Leisure	2,180	4,145	—	6,325
Information Technology Services	589	—	—	589
Interactive Media & Services	—	2,463	—	2,463
Media	292	—	—	292
Real Estate Management & Development	967	366	—	1,333
Semiconductors & Semiconductor Equipment	—	1,863	—	1,863
Textiles, Apparel & Luxury Goods	—	1,751	—	1,751
Total Common Stocks	14,961	17,043	—	32,004
Short-Term Investment
Investment Company	431	—	—	431
Total Assets	$15,392	$17,043	$—	$32,435

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.09% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.50% for Class A shares, 2.25% for Class C shares and 1.10% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $138,000 of advisory fees were waived and approximately $6,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $7,436,000 and $13,234,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$95	$8,670	$8,334	$9
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$431

During the six months ended June 30, 2024, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other

Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2023 and 2022.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$60	$(60)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $44,215,000 and $33,704,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 86.2%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that (i) the Fund's performance was acceptable; and the (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

(This page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MDOAX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Emerging Markets
ex China Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Emerging Markets ex China Portfolio

	Shares	Value (000)
Common Stocks (99.7%)
Brazil (6.1%)
Itau Unibanco Holding SA (Preference)	12,241	$71
Localiza Rent a Car SA	8,330	62
NU Holdings Ltd., Class A (a)	3,128	40
Raia Drogasil SA	18,297	84
Santos Brasil Participacoes SA	24,906	61
Vale SA	4,833	54
WEG SA	10,817	82
		454
Chile (0.6%)
SMU SA	266,509	47
Egypt (0.8%)
Commercial International Bank — Egypt (CIB)	35,158	57
India (30.4%)
Axis Bank Ltd.	2,435	37
Bajaj Auto Ltd.	952	108
Bajaj Finance Ltd.	1,024	87
CG Power & Industrial Solutions Ltd.	9,236	78
Delhivery Ltd. (a)	7,787	37
HDFC Asset Management Co. Ltd.	847	41
HDFC Bank Ltd.	11,868	240
Hindalco Industries Ltd.	14,710	122
ICICI Bank Ltd.	14,170	204
Infosys Ltd.	4,928	93
Infosys Ltd. ADR	3,149	59
Larsen & Toubro Ltd.	1,915	81
Macrotech Developers Ltd.	6,752	122
Mahindra & Mahindra Ltd.	5,707	196
MakeMyTrip Ltd. (a)	952	80
Max Healthcare Institute Ltd.	9,017	102
Pidilite Industries Ltd.	1,858	70
Reliance Industries Ltd.	6,384	239
Star Health & Allied Insurance Co. Ltd. (a)	8,897	60
State Bank of India	17,247	175
United Breweries Ltd.	1,566	37
		2,268
Indonesia (3.9%)
Bank Central Asia Tbk. PT	132,600	80
Bank Mandiri Persero Tbk. PT	201,000	75
Bank Rakyat Indonesia Persero Tbk. PT	303,200	85
Cisarua Mountain Dairy Tbk. PT	169,700	52
		292
Korea, Republic of (14.5%)
DB Insurance Co. Ltd.	354	29
HYBE Co. Ltd.	111	16
Hyundai Marine & Fire Insurance Co. Ltd.	980	24
Hyundai Motor Co.	192	41
KB Financial Group, Inc.	2,004	114
Kia Corp.	692	65
Korea Zinc Co. Ltd.	145	54
	Shares	Value (000)
NAVER Corp.	260	$31
Samsung Electronics Co. Ltd.	7,281	429
SK Hynix, Inc.	1,642	279
		1,082
Malaysia (0.6%)
Frontken Corp. Bhd.	47,400	45
Mexico (5.5%)
Gruma SAB de CV, Class B	5,401	99
Grupo Financiero Banorte SAB de CV Series O	6,966	54
Qualitas Controladora SAB de CV	8,877	90
Regional SAB de CV	9,786	73
Wal-Mart de Mexico SAB de CV	28,306	97
		413
Poland (3.8%)
Allegro.eu SA (a)	8,122	76
Grupa Kety SA	635	141
Powszechny Zaklad Ubezpieczen SA	5,304	68
		285
Saudi Arabia (1.5%)
Bupa Arabia for Cooperative Insurance Co.	1,603	110
South Africa (4.6%)
Anglo American PLC	3,159	100
AVI Ltd.	14,619	76
Capitec Bank Holdings Ltd.	877	127
OUTsurance Group Ltd.	13,939	36
		339
Sweden (1.2%)
Medicover AB	4,953	89
Switzerland (0.9%)
SIG Group AG (a)	3,707	68
Taiwan (21.8%)
Advantech Co. Ltd.	3,000	34
Airtac International Group	1,000	30
Chailease Holding Co. Ltd.	6,220	29
CTBC Financial Holding Co. Ltd.	29,000	34
Delta Electronics, Inc.	5,000	60
E Ink Holdings, Inc.	6,000	46
Hon Hai Precision Industry Co. Ltd.	19,000	125
Taiwan Semiconductor Manufacturing Co. Ltd.	33,000	978
Unimicron Technology Corp.	15,000	83
United Microelectronics Corp. (a)	72,000	125
Wiwynn Corp.	1,000	81
		1,625
Thailand (1.8%)
Central Retail Corp. PCL	21,400	18
CP ALL PCL	13,400	20
Kasikornbank PCL	12,200	41
Tisco Financial Group PCL	21,100	55
		134

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets ex China Portfolio

	Shares	Value (000)
United Kingdom (1.7%)
Antofagasta PLC	4,708	$125
Total Common Stocks (Cost $5,573)		7,433
	No. of Rights
Rights (0.0%)‡
Brazil (0.0%)‡
Localiza Rent a Car SA, expires 08/06/24 (a) (Cost $—)	84	—	@
	Shares
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note G) (Cost $48)	47,748	48
Total Investments (100.3%) (Cost $5,621) (b)(c)		7,481
Liabilities in Excess of Other Assets (–0.3%)		(24)
Net Assets (100.0%)		$7,457

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $6,380,000 and 85.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,994,000 and the aggregate gross unrealized depreciation is approximately $134,000, resulting in net unrealized appreciation of approximately $1,860,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.2%
Banks	20.9
Semiconductors & Semiconductor Equipment	18.5
Metals & Mining	8.0
Tech Hardware, Storage & Peripherals	7.3
Insurance	5.6
Automobiles	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets ex China Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $5,573)	$7,433
Investment in Security of Affiliated Issuer, at Value (Cost $48)	48
Total Investments in Securities, at Value (Cost $5,621)	7,481
Foreign Currency, at Value (Cost $4)	4
Due from Adviser	54
Dividends Receivable	15
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	41
Total Assets	7,596
Liabilities:
Deferred Capital Gain Country Tax	71
Payable for Professional Fees	53
Payable for Custodian Fees	5
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	10
Total Liabilities	139
Net Assets	$7,457
Net Assets Consist of:
Paid-in-Capital	$5,384
Total Distributable Earnings	2,073
Net Assets	$7,457
CLASS I:
Net Assets	$7,235
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	516,582
Net Asset Value, Offering and Redemption Price Per Share	$14.01
CLASS A:
Net Assets	$74
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,308
Net Asset Value, Redemption Price Per Share	$13.96
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.77
Maximum Offering Price Per Share	$14.73
CLASS C:
Net Assets	$73
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,273
Net Asset Value, Offering and Redemption Price Per Share	$13.87
CLASS R6:
Net Assets	$75
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,327
Net Asset Value, Offering and Redemption Price Per Share	$14.01

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets ex China Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $14 of Foreign Taxes Withheld)	$74
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	77
Expenses:
Professional Fees	82
Advisory Fees (Note B)	26
Registration Fees	22
Custodian Fees (Note F)	10
Shareholder Reporting Fees	9
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	3
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class C	—	@
Directors' Fees and Expenses	—	@
Other Expenses	9
Total Expenses	167
Expenses Reimbursed by Adviser (Note B)	(104)
Waiver of Advisory Fees (Note B)	(26)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	34
Net Investment Income	43
Realized Gain (Loss):
Investments Sold (Net of $5 of Capital Gain Country Tax)	225
Foreign Currency Translation	(2)
Futures Contracts	2
Net Realized Gain	225
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $7)	575
Foreign Currency Translation	(—	@)
Futures Contracts	(2)
Net Change in Unrealized Appreciation (Depreciation)	573
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	798
Net Increase in Net Assets Resulting from Operations	$841

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Emerging Markets ex China Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$43	$99
Net Realized Gain	225	191
Net Change in Unrealized Appreciation (Depreciation)	573	881
Net Increase in Net Assets Resulting from Operations	841	1,171
Dividends and Distributions to Shareholders:
Class I	—	(382)
Class A	—	(4)
Class C	—	(3)
Class R6	—	(4)
Total Dividends and Distributions to Shareholders	—	(393)
Capital Share Transactions:(1)
Class I:
Distributions Reinvested	—	382
Class A:
Distributions Reinvested	—	4
Class C:
Distributions Reinvested	—	3
Class R6:
Distributions Reinvested	—	4
Net Increase in Net Assets Resulting from Capital Share Transactions	—	393
Total Increase in Net Assets	841	1,171
Net Assets:
Beginning of Period	6,616	5,445
End of Period	$7,457	$6,616
(1) Capital Share Transactions:
Class I:
Shares Issued on Distributions Reinvested	—	32
Class A:
Shares Issued on Distributions Reinvested	—	— @
Class C:
Shares Issued on Distributions Reinvested	—	— @
Class R6:
Shares Issued on Distributions Reinvested	—	— @

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets ex China Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from September 30, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$12.43		$10.89		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.08		0.20		0.01
Net Realized and Unrealized Gain	1.50		2.13		0.88
Total from Investment Operations	1.58		2.33		0.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		—
Net Realized Gain	—		(0.58)		—
Total Distributions	—		(0.79)		—
Net Asset Value, End of Period	$14.01		$12.43		$10.89
Total Return(3)	12.71	%(4)	21.57	%(5)	8.90	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,235		$6,419		$5,283
Ratio of Expenses Before Expense Limitation	4.76	%(6)	7.05%		8.64	%(6)
Ratio of Expenses After Expense Limitation	0.98	%(6)(7)	0.96	%(7)(8)	0.98	%(6)(7)
Ratio of Net Investment Income	1.29	%(6)(7)	1.70	%(7)(8)	0.25	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	14	%(4)	40%		21	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	1.67%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets ex China Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from September 30, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$12.41		$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		0.16		(0.00	)(3)
Net Realized and Unrealized Gain	1.49		2.11		0.88
Total from Investment Operations	1.55		2.27		0.88
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		—
Net Realized Gain	—		(0.58)		—
Total Distributions	—		(0.74)		—
Net Asset Value, End of Period	$13.96		$12.41		$10.88
Total Return(4)	12.49	%(5)	21.10	%(6)	8.80	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$74		$66		$54
Ratio of Expenses Before Expense Limitation	7.83	%(7)	10.80%		13.28	%(7)
Ratio of Expenses After Expense Limitation	1.35	%(7)(8)	1.32	%(8)(9)	1.34	%(7)(8)
Ratio of Net Investment Income (Loss)	0.92	%(7)(8)	1.34	%(8)(9)	(0.11	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01	%(7)
Portfolio Turnover Rate	14	%(5)	40%		21	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.35%	1.31%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets ex China Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from September 30, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$12.38		$10.86		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		0.07		(0.02)
Net Realized and Unrealized Gain	1.48		2.11		0.88
Total from Investment Operations	1.49		2.18		0.86
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		—
Net Realized Gain	—		(0.58)		—
Total Distributions	—		(0.66)		—
Net Asset Value, End of Period	$13.87		$12.38		$10.86
Total Return(3)	12.04	%(4)	20.22	%(5)	8.60	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$73		$65		$54
Ratio of Expenses Before Expense Limitation	8.61	%(6)	11.57%		14.04	%(6)
Ratio of Expenses After Expense Limitation	2.10	%(6)(7)	2.07	%(7)(8)	2.09	%(6)(7)
Ratio of Net Investment Income (Loss)	0.17	%(6)(7)	0.58	%(7)(8)	(0.85	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	14	%(4)	40%		21	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.10%	0.55%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets ex China Portfolio

	Class R6
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from September 30, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$12.43		$10.89		$10.00
Income from Investment Operations:
Net Investment Income(2)	0.08		0.20		0.01
Net Realized and Unrealized Gain	1.50		2.13		0.88
Total from Investment Operations	1.58		2.33		0.89
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		—
Net Realized Gain	—		(0.58)		—
Total Distributions	—		(0.79)		—
Net Asset Value, End of Period	$14.01		$12.43		$10.89
Total Return(3)	12.71	%(4)	21.61	%(5)	8.90	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$75		$66		$54
Ratio of Expenses Before Expense Limitation	7.56	%(6)	10.54%		13.03	%(6)
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.92	%(7)(8)	0.94	%(6)(7)
Ratio of Net Investment Income	1.31	%(6)(7)	1.74	%(7)(8)	0.29	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.01	%(6)
Portfolio Turnover Rate	14	%(4)	40%		21	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.71%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Emerging Markets ex China Portfolio. The Fund seeks to provide long-term capital appreciation.

The Fund commenced operations on September 30, 2022 and has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$37	$—	$37
Automobiles	—	410	—	410
Banks	238	1,324	—	1,562
Beverages	—	37	—	37
Broadline Retail	—	94	—	94
Capital Markets	—	41	—	41
Chemicals	—	70	—	70
Commercial Services & Supplies	—	45	—	45
Construction & Engineering	—	81	—	81
Consumer Finance	—	87	—	87
Consumer Staples Distribution & Retail	228	20	—	248
Containers & Packaging	—	68	—	68
Electrical Equipment	82	78	—	160
Electronic Equipment, Instruments & Components	—	314	—	314
Entertainment	—	16	—	16
Financial Services	—	29	—	29
Food Products	99	128	—	227
Ground Transportation	62	—	—	62

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Providers & Services	$—		$191	$—	$191
Hotels, Restaurants & Leisure	80		—	—	80
Information Technology Services	59		93	—	152
Insurance	90		327	—	417
Interactive Media & Services	—		31	—	31
Machinery	—		30	—	30
Metals & Mining	54		542	—	596
Oil, Gas & Consumable Fuels	—		239	—	239
Real Estate Management & Development	—		122	—	122
Semiconductors & Semiconductor Equipment	—		1,382	—	1,382
Tech Hardware, Storage & Peripherals	—		544	—	544
Transportation Infrastructure	61		—	—	61
Total Common Stocks	1,053		6,380	—	7,433
Rights	—	@	—	—	—	@
Short-Term Investment
Investment Company	48		—	—	48
Total Assets	$1,101		$6,380	$—	$7,481

@ Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

As of June 30, 2024, the Fund did not have any open futures contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$2
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$(2)

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$15,000

5.  Redemption Fees The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.75%	0.70%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $26,000 of advisory fees were waived and approximately $107,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,239,000 and $945,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$214	$793	$959	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$48

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

expenses incurred by them in connection with attending such meetings

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)
$360	$33	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$1	$(1)

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$35	$4

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund did not have record owners of 10% or greater.
17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- year period and the period since its inception in September 2022. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSDQX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
Argentina (3.6%)
Globant SA (a)	49,082	$8,749
Brazil (13.8%)
Localiza Rent a Car SA	1,035,865	7,783
NU Holdings Ltd., Class A (a)	1,569,379	20,229
Raia Drogasil SA	1,186,394	5,450
WEG SA	17,310	131
		33,593
China (1.9%)
Shenzhou International Group Holdings Ltd. (b)	473,900	4,629
India (49.5%)
Aarti Industries Ltd.	1,219,068	10,017
Aarti Pharmalabs Ltd.	241,441	1,765
Ambuja Cements Ltd.	472,352	3,788
Astral Ltd.	259,873	7,409
AU Small Finance Bank Ltd.	311,277	2,507
Avenue Supermarts Ltd. (a)	201,738	11,411
Axis Bank Ltd.	424,087	6,427
Bajaj Finance Ltd.	9,427	803
Bharti Airtel Ltd.	197,260	3,413
Cholamandalam Investment & Finance Co. Ltd.	7,537	129
GMR Airports Infrastructure Ltd. (a)	4,558,458	5,263
HDFC Bank Ltd.	374,136	7,555
ICICI Bank Ltd.	762,272	10,972
KEI Industries Ltd.	204,218	10,817
Laurus Labs Ltd.	26,130	133
Oberoi Realty Ltd.	196,424	4,155
SRF Ltd.	6,880	201
Timken India Ltd.	71,660	3,671
Titan Co. Ltd.	149,305	6,085
Trent Ltd.	198,864	13,049
TVS Motor Co. Ltd.	299,303	8,476
Varun Beverages Ltd.	145,312	2,834
		120,880
Korea, Republic of (4.4%)
SK Hynix, Inc.	63,817	10,830
Mexico (3.5%)
Fomento Economico Mexicano SAB de CV ADR	28,605	3,079
Grupo Aeroportuario del Sureste SAB de CV ADR	3,928	1,177
Grupo Aeroportuario del Sureste SAB de CV, Class B	38,818	1,169
Grupo Financiero Banorte SAB de CV Series O	410,161	3,196
		8,621
Taiwan (14.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	737,000	21,835
Unimicron Technology Corp.	1,259,000	6,966
Voltronic Power Technology Corp.	121,334	7,184
		35,985
United Arab Emirates (0.4%)
Spinneys 1961 Holding PLC (a)	2,077,842	866
	Shares	Value (000)
United States (7.9%)
MercadoLibre, Inc. (a)	11,679	$19,193
Total Common Stocks (Cost $162,917)		243,346
	No. of Rights
Rights (0.0%)‡
Brazil (0.0%)‡
Localiza Rent a Car SA, expires 8/6/24 (a) (Cost $—)	11,270	18
Total Investments (99.8%) (Cost $162,917) (c)(d)		243,364
Other Assets in Excess of Liabilities (0.2%)		592
Net Assets (100.0%)		$243,956

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $172,324,000 and 70.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $87,661,000 and the aggregate gross unrealized depreciation is approximately $7,214,000, resulting in net unrealized appreciation of approximately $80,447,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	37.8%
Banks	20.8
Semiconductors & Semiconductor Equipment	13.4
Broadline Retail	7.9
Electrical Equipment	7.4
Consumer Staples Distribution & Retail	7.3
Specialty Retail	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $162,917)	$243,364
Foreign Currency, at Value (Cost $1,877)	1,873
Receivable for Investments Sold	19,560
Dividends Receivable	518
Receivable for Fund Shares Sold	199
Receivable from Affiliate	34
Tax Reclaim Receivable	7
Other Assets	84
Total Assets	265,639
Liabilities:
Payable to Bank	16,366
Deferred Capital Gain Country Tax	4,605
Payable for Advisory Fees	389
Payable for Sub Transfer Agency Fees — Class I	83
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Fund Shares Redeemed	78
Payable for Professional Fees	65
Payable for Custodian Fees	43
Payable for Administration Fees	17
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	1
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	28
Total Liabilities	21,683
Net Assets	$243,956
Net Assets Consist of:
Paid-in-Capital	$300,991
Total Accumulated Loss	(57,035)
Net Assets	$243,956

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$229,743
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,352,316
Net Asset Value, Offering and Redemption Price Per Share	$16.01
CLASS A:
Net Assets	$10,633
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	683,499
Net Asset Value, Redemption Price Per Share	$15.56
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.86
Maximum Offering Price Per Share	$16.42
CLASS C:
Net Assets	$3,097
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	212,383
Net Asset Value, Offering and Redemption Price Per Share	$14.58
CLASS R6:
Net Assets	$475
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,583
Net Asset Value, Offering and Redemption Price Per Share	$16.07
CLASS IR:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	517
Net Asset Value, Offering and Redemption Price Per Share	$16.06

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $121 of Foreign Taxes Withheld)	$854
Dividends from Security of Affiliated Issuer (Note G)	201
Total Investment Income	1,055
Expenses:
Advisory Fees (Note B)	946
Sub Transfer Agency Fees — Class I	139
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class C	2
Administration Fees (Note C)	101
Custodian Fees (Note F)	95
Professional Fees	94
Registration Fees	34
Shareholder Services Fees — Class A (Note D)	13
Distribution and Shareholder Services Fees — Class C (Note D)	16
Shareholder Reporting Fees	21
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	3
Transfer Agency Fees — Class IR (Note E)	1
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	12
Total Expenses	1,493
Reimbursement of Class Specific Expenses — Class I (Note B)	(85)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Waiver of Advisory Fees (Note B)	(50)
Rebate from Morgan Stanley Affiliate (Note G)	(6)
Net Expenses	1,347
Net Investment Loss	(292)
Realized Loss:
Investments Sold (Net of $1,595 of Capital Gain Country Tax)	(7,531)
Foreign Currency Translation	(180)
Net Realized Loss	(7,711)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $158)	28,524
Foreign Currency Translation	(6)
Net Change in Unrealized Appreciation (Depreciation)	28,518
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	20,807
Net Increase in Net Assets Resulting from Operations	$20,515

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(292)	$(320)
Net Realized Loss	(7,711)	(30,926)
Net Change in Unrealized Appreciation (Depreciation)	28,518	62,134
Net Increase in Net Assets Resulting from Operations	20,515	30,888
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	43,683	102,975
Redeemed	(89,369)	(135,373)
Class A:
Subscribed	780	2,068
Redeemed	(1,882)	(5,617)
Class C:
Subscribed	56	365
Redeemed	(605)	(1,483)
Class R6:
Subscribed	87	379
Redeemed	(20)	(10,090)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(47,270)	(46,776)
Redemption Fees	— @	— @
Total Decrease in Net Assets	(26,755)	(15,888)
Net Assets:
Beginning of Period	270,711	286,599
End of Period	$243,956	$270,711
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,965	7,547
Shares Redeemed	(5,963)	(9,964)
Net Decrease in Class I Shares Outstanding	(2,998)	(2,417)
Class A:
Shares Subscribed	54	157
Shares Redeemed	(130)	(418)
Net Decrease in Class A Shares Outstanding	(76)	(261)
Class C:
Shares Subscribed	4	29
Shares Redeemed	(45)	(119)
Net Decrease in Class C Shares Outstanding	(41)	(90)
Class R6:
Shares Subscribed	6	27
Shares Redeemed	(1)	(711)
Net Increase (Decrease) in Class R6 Shares Outstanding	5	(684)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.75		$13.15		$19.77		$19.43		$12.70		$10.38
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)		(0.01)		(0.08)		(0.19)		(0.11)		(0.02)
Net Realized and Unrealized Gain (Loss)	1.28		1.61		(6.54)		0.55		7.62		2.78
Total from Investment Operations	1.26		1.60		(6.62)		0.36		7.51		2.76
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.02)		(0.78)		(0.44)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$16.01		$14.75		$13.15		$19.77		$19.43		$12.70
Total Return(3)	8.54	%(4)	12.17	%(5)	(33.49)%		1.84%		59.36%		26.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$229,743		$255,999		$259,940		$339,152		$80,465		$32,651
Ratio of Expenses Before Expense Limitation	1.16	%(6)	1.13%		1.27%		1.23%		1.47%		1.57%
Ratio of Expenses After Expense Limitation	1.05	%(6)(7)(8)	1.03	%(8)(9)	1.15	%(8)(10)	1.18	%(8)	1.15	%(8)	1.17	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.18	%(8)	N/A		1.16	%(8)
Ratio of Net Investment Loss	(0.21	)%(6)(8)	(0.08	)%(8)	(0.50	)%(8)	(0.92	)%(8)	(0.73	)%(8)	(0.14	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(11)	0.00	%(11)	0.01%		0.00	%(11)	0.01%		0.01%
Portfolio Turnover Rate	27	%(4)	54%		62%		27%		57%		58%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares. Prior to June 18, 2024, the maximum ratio was 1.05% for Class I shares.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.05%	(0.10)%

(10)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class I shares. Prior to October 1, 2022, the maximum ratio was 1.20% for Class I shares.

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Leaders Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.36		$12.84		$19.37		$19.09		$12.53		$10.29
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.04)		(0.05)		(0.12)		(0.24)		(0.17)		(0.05)
Net Realized and Unrealized Gain (Loss)	1.24		1.57		(6.41)		0.54		7.51		2.73
Total from Investment Operations	1.20		1.52		(6.53)		0.30		7.34		2.68
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.02)		(0.78)		(0.44)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.56		$14.36		$12.84		$19.37		$19.09		$12.53
Total Return(3)	8.36	%(4)	11.84	%(5)	(33.71)%		1.56%		58.81%		26.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,633		$10,912		$13,113		$25,015		$7,925		$1,191
Ratio of Expenses Before Expense Limitation	1.43	%(6)	1.40%		1.55%		1.52%		1.82%		2.04%
Ratio of Expenses After Expense Limitation	1.39	%(6)(7)(8)	1.36	%(8)(9)	1.45	%(8)(10)	1.47	%(8)	1.50	%(8)	1.55	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.47	%(8)	N/A		1.54	%(8)
Ratio of Net Investment Loss	(0.56	)%(6)(8)	(0.41	)%(8)(9)	(0.83	)%(8)	(1.21	)%(8)	(1.13	)%(8)	(0.45	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(11)	0.00	%(11)	0.01%		0.00	%(11)	0.01%		0.01%
Portfolio Turnover Rate	27	%(4)	54%		62%		27%		57%		58%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to June 18, 2024, the maximum ratio was 1.40% for Class A shares.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.38%	(0.43)%

(10)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class A shares. Prior to October 1, 2022, the maximum ratio was 1.55% for Class A shares.

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$13.51		$12.17		$18.49		$18.37		$12.17		$10.08
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.09)		(0.15)		(0.22)		(0.38)		(0.27)		(0.13)
Net Realized and Unrealized Gain (Loss)	1.16		1.49		(6.10)		0.52		7.25		2.66
Total from Investment Operations	1.07		1.34		(6.32)		0.14		6.98		2.53
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.02)		(0.78)		(0.44)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.58		$13.51		$12.17		$18.49		$18.37		$12.17
Total Return(3)	7.92	%(4)	11.01	%(5)	(34.18)%		0.75%		57.59%		25.14%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,097		$3,421		$4,179		$8,220		$3,395		$1,007
Ratio of Expenses Before Expense Limitation	2.23	%(6)	2.16%		2.28%		2.29%		2.63%		2.82%
Ratio of Expenses After Expense Limitation	2.15	%(6)(7)(8)	2.12	%(8)(9)	2.17	%(8)(10)	2.24	%(8)	2.29	%(8)	2.30	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		2.24	%(8)	N/A		2.29	%(8)
Ratio of Net Investment Loss	(1.32	)%(6)(8)	(1.17	)%(8)(9)	(1.56	)%(8)	(1.98	)%(8)	(1.88	)%(8)	(1.18	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(11)	0.00	%(11)	0.01%		0.00	%(11)	0.01%		0.01%
Portfolio Turnover Rate	27	%(4)	54%		62%		27%		57%		58%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to June 18, 2024, the maximum ratio was 2.15% for Class C shares.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.14%	(1.19)%

(10)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.15% for Class C shares. Prior to October 1, 2022, the maximum ratio was 2.30% for Class C shares.

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Leaders Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.81		$13.19		$19.81		$19.45		$12.71		$10.38
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.01)		(0.01)		(0.09)		(0.17)		(0.09)		0.00	(3)
Net Realized and Unrealized Gain (Loss)	1.27		1.63		(6.53)		0.55		7.61		2.77
Total from Investment Operations	1.26		1.62		(6.62)		0.38		7.52		2.77
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.02)		(0.78)		(0.44)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$16.07		$14.81		$13.19		$19.81		$19.45		$12.71
Total Return(4)	8.51	%(5)	12.28	%(6)	(33.42)%		1.94%		59.39%		26.73%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$475		$371		$9,360		$41,692		$27,230		$19,838
Ratio of Expenses Before Expense Limitation	2.38	%(7)	1.08%		1.20%		1.16%		1.42%		1.53%
Ratio of Expenses After Expense Limitation	0.99	%(7)(8)(9)	0.99	%(9)(10)	1.08	%(9)(11)	1.10	%(9)	1.09	%(9)	1.10	%(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.10	%(9)	N/A		1.09	%(9)
Ratio of Net Investment Income (Loss)	(0.16	)%(7)(9)	(0.03	)%(9)(10)	(0.59	)%(9)	(0.84	)%(9)	(0.65	)%(9)	0.00	%(9)(12)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(12)	0.00	%(12)	0.01%		0.00	%(12)	0.01%		0.01%
Portfolio Turnover Rate	27	%(5)	54%		62%		27%		57%		58%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  Annualized.

(8)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class R6 shares. Prior to June 18, 2024, the maximum ratio was 1.00% for Class R6 shares.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.00%	(0.04)%

(11)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class R6 shares. Prior to October 1, 2022, the maximum ratio was 1.10% for Class R6 shares.

(12)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IR
	Six Months Ended June 30, 2024		Year Ended December 31,				Period from April 12, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$14.80		$13.18		$19.81		$19.37
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.01)		(0.07)		(0.12)
Net Realized and Unrealized Gain (Loss)	1.27		1.63		(6.56)		0.58
Total from Investment Operations	1.26		1.62		(6.63)		0.46
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.02)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$16.06		$14.80		$13.18		$19.81
Total Return(4)	8.51	%(5)	12.29	%(6)	(33.47)%		2.36	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$8		$7		$10
Ratio of Expenses Before Expense Limitation	26.42	%(7)	29.98%		11.47%		14.15	%(7)
Ratio of Expenses After Expense Limitation	0.99	%(7)(8)(9)	0.98	%(9)(10)	1.08	%(9)(11)	1.10	%(7)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.10	%(7)(9)
Ratio of Net Investment Loss	(0.18	)%(7)(9)	(0.04	)%(9)(10)	(0.44	)%(9)	(0.80	)%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(12)	0.00	%(12)	0.01%		0.00	%(12)
Portfolio Turnover Rate	27	%(5)	54%		62%		27%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(7)  Annualized.

(8)  Effective June 18, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class IR shares. Prior to June 18, 2024, the maximum ratio was 1.00% for Class IR shares.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.00%	(0.06)%

(11)  Effective October 1, 2022, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class IR shares. Prior to October 1, 2022, the maximum ratio was 1.10% for Class IR shares.

(12)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Emerging Markets Leaders Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub- Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$—	$8,476	$—	$8,476
Banks	23,425	27,461	—	50,886
Beverages	3,079	2,834	—	5,913
Broadline Retail	19,193	—	—	19,193
Building Products	—	7,409	—	7,409
Chemicals	—	10,218	—	10,218
Construction Materials	—	3,788	—	3,788
Consumer Finance	—	932	—	932
Consumer Staples Distribution & Retail	6,316	11,411	—	17,727
Electrical Equipment	131	18,001	—	18,132
Electronic Equipment, Instruments & Components	—	6,966	—	6,966
Ground Transportation	7,783	—	—	7,783
Information Technology Services	8,749	—	—	8,749
Machinery	—	3,671	—	3,671
Pharmaceuticals	—	1,898	—	1,898
Real Estate Management & Development	—	4,155	—	4,155
Semiconductors & Semiconductor Equipment	—	32,665	—	32,665
Specialty Retail	—	13,049	—	13,049
Textiles, Apparel & Luxury Goods	—	10,714	—	10,714

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Transportation Infrastructure	$2,346	$5,263	$—	$7,609
Wireless Telecommunication Services	—	3,413	—	3,413
Total Common Stocks	71,022	172,324	—	243,346
Rights	18	—	—	18
Total Assets	$71,040	$172,324	$—	$243,364

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares, Class R6 shares and Class IR shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.75%	0.70%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.71% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares, 1.00% for Class R6 shares and

1.00% for Class IR shares. Effective June 18, 2024, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses will not exceed 0.99% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue until at least June 18, 2025 or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $50,000 of advisory fees were waived and approximately $90,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $66,883,000 and $118,066,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$3,947	$73,798	$77,745	$201
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$—

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2023 and 2022.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$1,503	$(1,503)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $66,636,000 and $49,475,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2023, the Fund intends to defer to January 1, 2024 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$291	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 79.1%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MELAX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (99.8%)
Brazil (6.1%)
Itau Unibanco Holding SA (Preference)	1,157,224	$6,709
Localiza Rent a Car SA	733,818	5,513
NU Holdings Ltd., Class A (a)	258,748	3,335
Raia Drogasil SA	948,352	4,357
Vale SA	315,271	3,509
WEG SA	1,229,383	9,279
		32,702
China (19.4%)
Alibaba Group Holding Ltd. (b)	1,212,800	10,931
Baidu, Inc. ADR (a)	15,508	1,341
Bank of Ningbo Co. Ltd., Class A	647,100	1,960
BYD Co. Ltd., H Shares (b)	233,500	6,935
China Construction Bank Corp., H Shares (b)	14,407,120	10,650
China Mengniu Dairy Co. Ltd. (b)	1,332,000	2,384
China Merchants Bank Co. Ltd., H Shares (b)	1,325,000	6,021
China Resources Beer Holdings Co. Ltd. (b)	562,000	1,891
JD.com, Inc., Class A (b)	95,373	1,239
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (a)	444,759	2,351
KE Holdings, Inc. ADR	74,406	1,053
Kweichow Moutai Co. Ltd., Class A	18,649	3,758
Li Auto, Inc., Class A (a)(b)	69,800	625
Li Ning Co. Ltd. (b)	498,500	1,074
Meituan, Class B (a)(b)	174,490	2,480
NARI Technology Co. Ltd., Class A	904,400	3,100
NetEase, Inc. (b)	175,600	3,353
Ping An Insurance Group Co. of China Ltd., Class H (b)	437,500	1,982
Postal Savings Bank of China Co. Ltd. (b)	3,599,000	2,107
Proya Cosmetics Co. Ltd., Class A	184,528	2,812
Shenzhen Inovance Technology Co. Ltd., Class A	389,000	2,743
Shenzhou International Group Holdings Ltd. (b)	335,600	3,278
Tencent Holdings Ltd. (b)	476,200	22,591
Trip.com Group Ltd. ADR (a)	98,425	4,626
Yum China Holdings, Inc.	51,151	1,578
		102,863
India (25.5%)
Axis Bank Ltd.	277,288	4,202
Bajaj Auto Ltd.	66,307	7,554
Bajaj Finance Ltd.	55,384	4,720
CG Power & Industrial Solutions Ltd.	236,220	1,994
Coforge Ltd.	10,989	717
Delhivery Ltd. (a)	578,630	2,775
HDFC Asset Management Co. Ltd.	96,073	4,597
HDFC Bank Ltd.	429,299	8,669
Hindalco Industries Ltd.	606,002	5,024
Hitachi Energy India Ltd.	33,736	5,217
ICICI Bank Ltd.	942,242	13,562
Infosys Ltd.	343,465	6,446
Infosys Ltd. ADR (c)	118,351	2,204
Larsen & Toubro Ltd.	127,627	5,421
	Shares	Value (000)
Macrotech Developers Ltd.	311,154	$5,611
Mahindra & Mahindra Ltd.	443,502	15,224
MakeMyTrip Ltd. (a)	38,532	3,241
Max Healthcare Institute Ltd.	418,214	4,710
Pidilite Industries Ltd.	117,633	4,451
Reliance Industries Ltd.	358,746	13,448
Star Health & Allied Insurance Co. Ltd. (a)	414,719	2,777
State Bank of India	958,242	9,735
United Breweries Ltd.	135,520	3,224
		135,523
Indonesia (2.9%)
Bank Central Asia Tbk. PT	8,351,800	5,054
Bank Mandiri Persero Tbk. PT	9,460,200	3,539
Bank Rakyat Indonesia Persero Tbk. PT	14,525,900	4,073
Cisarua Mountain Dairy Tbk. PT	8,862,100	2,706
		15,372
Korea, Republic of (11.8%)
DB Insurance Co. Ltd.	27,288	2,261
HYBE Co. Ltd.	8,246	1,208
Hyundai Marine & Fire Insurance Co. Ltd.	75,680	1,891
Hyundai Motor Co.	13,227	2,821
KB Financial Group, Inc.	74,619	4,244
Kia Corp.	45,397	4,248
Korea Zinc Co. Ltd.	8,167	3,043
NAVER Corp.	19,335	2,327
Samsung Electronics Co. Ltd.	373,008	21,953
SK Hynix, Inc.	109,525	18,587
		62,583
Mexico (4.6%)
Gruma SAB de CV, Class B	432,846	7,928
Grupo Financiero Banorte SAB de CV Series O	615,194	4,794
Qualitas Controladora SAB de CV	572,515	5,820
Wal-Mart de Mexico SAB de CV	1,677,002	5,728
		24,270
Poland (2.5%)
Allegro.eu SA (a)	758,804	7,092
Powszechny Zaklad Ubezpieczen SA	501,800	6,406
		13,498
Saudi Arabia (1.6%)
Alinma Bank	533,503	4,449
Bupa Arabia for Cooperative Insurance Co.	61,588	4,228
		8,677
South Africa (3.3%)
Anglo American PLC	230,389	7,297
AVI Ltd.	620,305	3,222
Capitec Bank Holdings Ltd.	47,065	6,834
		17,353
Taiwan (18.8%)
Advantech Co. Ltd.	210,000	2,391
Airtac International Group	94,448	2,867
Chailease Holding Co. Ltd.	370,480	1,749

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
Taiwan (cont'd)
CTBC Financial Holding Co. Ltd.	1,172,000	$1,367
Delta Electronics, Inc.	264,000	3,149
E Ink Holdings, Inc.	531,000	4,111
Hon Hai Precision Industry Co. Ltd.	1,584,000	10,429
Taiwan Semiconductor Manufacturing Co. Ltd.	1,896,205	56,180
Unimicron Technology Corp.	898,000	4,968
United Microelectronics Corp. (a)	3,928,000	6,793
Wiwynn Corp.	70,000	5,669
		99,673
Thailand (1.5%)
Central Retail Corp. PCL	1,107,900	925
CP ALL PCL	691,400	1,034
Kasikornbank PCL	874,700	2,983
Tisco Financial Group PCL	1,212,900	3,156
		8,098
United Arab Emirates (0.6%)
Americana Restaurants International PLC	4,090,106	3,488
United Kingdom (1.2%)
Antofagasta PLC	237,879	6,322
Total Common Stocks (Cost $388,364)		530,422
	No. of Rights
Rights (0.0%)‡
Brazil (0.0%)‡)
Localiza Rent a Car SA, expires 08/06/24 (a) (Cost $—)	7,414	12
	Shares
Short-Term Investments (1.7%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note G) (Cost $6,743)	6,743,097	6,743
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note G) (Cost $2,278)	2,278,257	2,278
Total Short-Term Investments (Cost $9,021)		9,021
Total Investments (101.5%) (Cost $397,385) including $2,204 of Securities Loaned (d)(e)		539,455
Liabilities in Excess of Other Assets (–1.5%)		(8,101)
Net Assets (100.0%)		$531,354

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2024.

(d)  The approximate fair value and percentage of net assets, $459,407,000 and 86.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $168,088,000 and the aggregate gross unrealized depreciation is approximately $26,018,000, resulting in net unrealized appreciation of approximately $142,070,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	52.2%
Banks	20.0
Semiconductors & Semiconductor Equipment	15.2
Automobiles	7.0
Tech Hardware, Storage & Peripherals	5.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $388,364)	$530,434
Investment in Security of Affiliated Issuer, at Value (Cost $9,021)	9,021
Total Investments in Securities, at Value (Cost $397,385)	539,455
Foreign Currency, at Value (Cost $1,080)	1,003
Dividends Receivable	1,516
Tax Reclaim Receivable	70
Receivable for Fund Shares Sold	31
Receivable from Affiliate	29
Receivable from Securities Lending Income	—	@
Other Assets	145
Total Assets	542,249
Liabilities:
Deferred Capital Gain Country Tax	7,402
Collateral on Securities Loaned, at Value	2,278
Payable for Advisory Fees	936
Payable for Custodian Fees	72
Payable for Professional Fees	53
Payable for Sub Transfer Agency Fees — Class I	34
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	22
Payable for Fund Shares Redeemed	13
Payable for Transfer Agency Fees	10
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	67
Total Liabilities	10,895
Net Assets	$531,354
Net Assets Consist of:
Paid-in-Capital	$394,350
Total Distributable Earnings	137,004
Net Assets	$531,354

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$128,856
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,800,523
Net Asset Value, Offering and Redemption Price Per Share	$22.21
CLASS A:
Net Assets	$5,812
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	270,302
Net Asset Value, Redemption Price Per Share	$21.50
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.19
Maximum Offering Price Per Share	$22.69
CLASS L:
Net Assets	$186
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,915
Net Asset Value, Offering and Redemption Price Per Share	$20.82
CLASS C:
Net Assets	$321
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,418
Net Asset Value, Offering and Redemption Price Per Share	$20.80
CLASS R6:
Net Assets	$396,168
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,844,906
Net Asset Value, Offering and Redemption Price Per Share	$22.20
CLASS IR:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	516
Net Asset Value, Offering and Redemption Price Per Share	$22.20
(1) Including: Securities on Loan, at Value:	$2,204

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $663 of Foreign Taxes Withheld)	$5,888
Dividends from Security of Affiliated Issuer (Note G)	249
Income from Securities Loaned — Net	8
Total Investment Income	6,145
Expenses:
Advisory Fees (Note B)	1,889
Administration Fees (Note C)	202
Custodian Fees (Note F)	151
Professional Fees	96
Sub Transfer Agency Fees — Class I	70
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Registration Fees	31
Transfer Agency Fees — Class I (Note E)	18
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	2
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	14
Shareholder Services Fees — Class A (Note D)	7
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	1
Directors' Fees and Expenses	5
Pricing Fees	4
Other Expenses	21
Total Expenses	2,520
Reimbursement of Class Specific Expenses — Class I (Note B)	(62)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Waiver of Advisory Fees (Note B)	(20)
Rebate from Morgan Stanley Affiliate (Note G)	(7)
Net Expenses	2,426
Net Investment Income	3,719
Realized Gain (Loss):
Investments Sold (Net of $486 of Capital Gain Country Tax)	14,494
Foreign Currency Translation	(130)
Net Realized Gain	14,364
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $695)	36,159
Foreign Currency Translation	(94)
Net Change in Unrealized Appreciation (Depreciation)	36,065
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	50,429
Net Increase in Net Assets Resulting from Operations	$54,148

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,719	$9,281
Net Realized Gain (Loss)	14,364	(10,613)
Net Change in Unrealized Appreciation (Depreciation)	36,065	58,406
Net Increase in Net Assets Resulting from Operations	54,148	57,074
Dividends and Distributions to Shareholders:
Class I	—	(3,598)
Class A	—	(109)
Class L	—	(3)
Class C	—	(2)
Class R6	—	(9,018)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(12,730)
Capital Share Transactions:(1)
Class I:
Subscribed	17,739	16,589
Distributions Reinvested	—	3,458
Redeemed	(49,741)	(30,405)
Class A:
Subscribed	1,024	659
Distributions Reinvested	—	108
Redeemed	(802)	(1,170)
Class L:
Distributions Reinvested	—	3
Redeemed	(2)	(17)
Class C:
Subscribed	139	23
Distributions Reinvested	—	2
Redeemed	(10)	(213)
Class R6:
Subscribed	7,813	20,889
Distributions Reinvested	—	9,018
Redeemed	(16,182)	(24,682)
Class IR:
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(40,022)	(5,738)
Redemption Fees	— @	— @
Total Increase in Net Assets	14,126	38,606
Net Assets:
Beginning of Period	517,228	478,622
End of Period	$531,354	$517,228

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	875	874
Shares Issued on Distributions Reinvested	—	178
Shares Redeemed	(2,488)	(1,600)
Net Decrease in Class I Shares Outstanding	(1,613)	(548)
Class A:
Shares Subscribed	51	35
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(40)	(63)
Net Increase (Decrease) in Class A Shares Outstanding	11	(22)
Class L:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(1)
Net Decrease in Class L Shares Outstanding	(— @@)	(1)
Class C:
Shares Subscribed	7	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(12)
Net Increase (Decrease) in Class C Shares Outstanding	6	(11)
Class R6:
Shares Subscribed	376	1,101
Shares Issued on Distributions Reinvested	—	466
Shares Redeemed	(794)	(1,296)
Net Increase (Decrease) in Class R6 Shares Outstanding	(418)	271
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$19.95		$18.24		$25.44		$26.85		$23.69		$22.53
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.35		0.34		0.17		0.13		0.41
Net Realized and Unrealized Gain (Loss)	2.11		1.85		(6.72)		0.73		3.32		3.92
Total from Investment Operations	2.26		2.20		(6.38)		0.90		3.45		4.33
Distributions from and/or in Excess of:
Net Investment Income	—		(0.49)		(0.15)		(0.46)		(0.14)		(0.18)
Net Realized Gain	—		—		(0.67)		(1.85)		(0.15)		(2.99)
Total Distributions	—		(0.49)		(0.82)		(2.31)		(0.29)		(3.17)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$22.21		$19.95		$18.24		$25.44		$26.85		$23.69
Total Return(3)	11.33	%(4)	12.16	%(5)	(25.06)%		3.55%		14.58%		19.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$128,856		$147,876		$145,218		$272,406		$312,834		$277,114
Ratio of Expenses Before Expense Limitation	1.09	%(6)	1.12%		1.16%		1.09%		1.10%		1.16%
Ratio of Expenses After Expense Limitation	0.99	%(6)(7)	0.97	%(7)(8)(9)	1.05	%(7)	1.05	%(7)	1.05	%(7)	1.05	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.05	%(7)	1.05	%(7)	1.05	%(7)	1.05	%(7)
Ratio of Net Investment Income	1.45	%(6)(7)	1.84	%(7)(8)	1.68	%(7)	0.61	%(7)	0.58	%(7)	1.69	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	20	%(4)	34%		38%		39%		57%		58%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.01%	1.80%

(9)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.99% for Class I shares. Prior to April 28, 2023, the maximum ratio was 1.05% for Class I shares.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$19.34		$17.70		$24.69		$26.13		$23.05		$21.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.27		0.26		0.08		0.05		0.30
Net Realized and Unrealized Gain (Loss)	2.05		1.79		(6.51)		0.71		3.22		3.85
Total from Investment Operations	2.16		2.06		(6.25)		0.79		3.27		4.15
Distributions from and/or in Excess of:
Net Investment Income	—		(0.42)		(0.07)		(0.38)		(0.04)		(0.10)
Net Realized Gain	—		—		(0.67)		(1.85)		(0.15)		(2.99)
Total Distributions	—		(0.42)		(0.74)		(2.23)		(0.19)		(3.09)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$21.50		$19.34		$17.70		$24.69		$26.13		$23.05
Total Return(3)	11.17	%(4)	11.73	%(5)	(25.31)%		3.23%		14.21%		19.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,812		$5,011		$4,978		$9,222		$7,907		$11,195
Ratio of Expenses Before Expense Limitation	1.37	%(6)	1.44%		1.48%		1.39%		1.43%		1.43%
Ratio of Expenses After Expense Limitation	1.35	%(6)(7)	1.33	%(7)(8)(9)	1.38	%(7)	1.36	%(7)	1.38	%(7)	1.34	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.38	%(7)	1.36	%(7)	1.38	%(7)	1.34	%(7)
Ratio of Net Investment Income	1.09	%(6)(7)	1.48	%(7)	1.30	%(7)	0.28	%(7)	0.24	%(7)	1.26	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	20	%(4)	34%		38%		39%		57%		58%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.37%	1.44%

(9)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to April 28, 2023, the maximum ratio was 1.40% for Class A shares.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$18.78		$17.20		$24.05		$25.51		$22.59		$21.64
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.06		0.18		0.16		(0.06)		(0.08)		0.17
Net Realized and Unrealized Gain (Loss)	1.98		1.74		(6.34)		0.68		3.15		3.77
Total from Investment Operations	2.04		1.92		(6.18)		0.62		3.07		3.94
Distributions from and/or in Excess of:
Net Investment Income	—		(0.34)		—		(0.23)		—		—
Net Realized Gain	—		—		(0.67)		(1.85)		(0.15)		(2.99)
Total Distributions	—		(0.34)		(0.67)		(2.08)		(0.15)		(2.99)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$20.82		$18.78		$17.20		$24.05		$25.51		$22.59
Total Return(3)	10.86	%(4)	11.19	%(5)	(25.68)%		2.64%		13.65%		18.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$186		$170		$169		$233		$215		$210
Ratio of Expenses Before Expense Limitation	2.94	%(6)	3.19%		2.88%		2.69%		3.06%		2.47%
Ratio of Expenses After Expense Limitation	1.85	%(6)(7)	1.83	%(7)(8)(9)	1.90	%(7)	1.90	%(7)	1.90	%(7)	1.90	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.90	%(7)	1.90	%(7)	1.90	%(7)	1.90	%(7)
Ratio of Net Investment Income (Loss)	0.59	%(6)(7)	0.98	%(7)(8)	0.87	%(7)	(0.23	)%(7)	(0.40	)%(7)	0.73	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	20	%(4)	34%		38%		39%		57%		58%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.87%	0.94%

(9)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to April 28, 2023, the maximum ratio was 1.90% for Class L shares.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$18.78		$17.12		$24.01		$25.29		$22.45		$21.57
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03		0.13		0.09		(0.10)		(0.11)		0.11
Net Realized and Unrealized Gain (Loss)	1.99		1.74		(6.31)		0.67		3.10		3.76
Total from Investment Operations	2.02		1.87		(6.22)		0.57		2.99		3.87
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		—		—		—		—
Net Realized Gain	—		—		(0.67)		(1.85)		(0.15)		(2.99)
Total Distributions	—		(0.21)		(0.67)		(1.85)		(0.15)		(2.99)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$20.80		$18.78		$17.12		$24.01		$25.29		$22.45
Total Return(3)	10.76	%(4)	10.93	%(5)	(25.89)%		2.43%		13.32%		18.16%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$321		$173		$338		$531		$530		$454
Ratio of Expenses Before Expense Limitation	3.48	%(6)	3.13%		2.97%		2.42%		2.60%		2.58%
Ratio of Expenses After Expense Limitation	2.10	%(6)(7)	2.10	%(7)(8)(9)	2.15	%(7)	2.15	%(7)	2.15	%(7)	2.15	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.15	%(7)	2.15	%(7)	2.15	%(7)	2.15	%(7)
Ratio of Net Investment Income (Loss)	0.34	%(6)(7)	0.71	%(7)(8)	0.47	%(7)	(0.39	)%(7)	(0.53	)%(7)	0.47	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	20	%(4)	34%		38%		39%		57%		58%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.12%	0.69%

(9)  Effective April 28, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to April 28, 2023, the maximum ratio was 2.15% for Class C shares.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$19.93		$18.23		$25.43		$26.85		$23.68		$22.52
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.36		0.35		0.20		0.15		0.36
Net Realized and Unrealized Gain (Loss)	2.12		1.85		(6.71)		0.72		3.33		4.00
Total from Investment Operations	2.27		2.21		(6.36)		0.92		3.48		4.36
Distributions from and/or in Excess of:
Net Investment Income	—		(0.51)		(0.17)		(0.49)		(0.16)		(0.21)
Net Realized Gain	—		—		(0.67)		(1.85)		(0.15)		(2.99)
Total Distributions	—		(0.51)		(0.84)		(2.34)		(0.31)		(3.20)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$22.20		$19.93		$18.23		$25.43		$26.85		$23.68
Total Return(4)	11.39	%(5)	12.18	%(6)	(24.98)%		3.63%		14.73%		19.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$396,168		$363,988		$327,910		$439,730		$440,346		$524,416
Ratio of Expenses Before Expense Limitation	0.96	%(7)	1.00%		1.06%		0.98%		1.00%		1.04%
Ratio of Expenses After Expense Limitation	0.95	%(7)(8)	0.91	%(8)	0.95	%(8)	0.95	%(8)	0.95	%(8)	0.95	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.95	%(8)	0.95	%(8)	0.95	%(8)	0.95	%(8)
Ratio of Net Investment Income	1.49	%(7)(8)	1.90	%(8)(9)	1.75	%(8)	0.71	%(8)	0.67	%(8)	1.47	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	20	%(5)	34%		38%		39%		57%		58%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.86%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Emerging Markets Portfolio

	Class IR
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$19.93		$18.23		$25.43		$26.85		$23.68		$22.54
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.36		0.35		0.20		0.12		0.40
Net Realized and Unrealized Gain (Loss)	2.12		1.85		(6.71)		0.72		3.36		3.94
Total from Investment Operations	2.27		2.21		(6.36)		0.92		3.48		4.34
Distributions from and/or in Excess of:
Net Investment Income	—		(0.51)		(0.17)		(0.49)		(0.16)		(0.21)
Net Realized Gain	—		—		(0.67)		(1.85)		(0.15)		(2.99)
Total Distributions	—		(0.51)		(0.84)		(2.34)		(0.31)		(3.20)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$22.20		$19.93		$18.23		$25.43		$26.85		$23.68
Total Return(3)	11.39	%(4)	12.18	%(5)	(24.98)%		3.63%		14.73%		19.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$10		$9		$12		$12		$10
Ratio of Expenses Before Expense Limitation	18.86	%(6)	22.94%		22.06%		16.98%		21.21%		21.52%
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.91	%(7)(8)	0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Net Investment Income	1.49	%(6)(7)	1.89	%(7)(8)	1.75	%(7)	0.71	%(7)	0.55	%(7)	1.62	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	20	%(4)	34%		38%		39%		57%		58%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.85%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Emerging Markets Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,775	$—	$2,775
Automobiles	—	37,407	—	37,407
Banks	14,838	92,605	—	107,443
Beverages	—	8,873	—	8,873
Broadline Retail	—	20,187	—	20,187
Capital Markets	—	4,597	—	4,597
Chemicals	—	4,451	—	4,451
Construction & Engineering	—	5,421	—	5,421
Consumer Finance	—	4,720	—	4,720
Consumer Staples Distribution & Retail	10,085	1,034	—	11,119
Electrical Equipment	9,279	10,311	—	19,590

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$—	$22,657	$—	$22,657
Entertainment	—	4,561	—	4,561
Financial Services	—	1,749	—	1,749
Food Products	7,928	8,312	—	16,240
Ground Transportation	5,513	—	—	5,513
Health Care Providers & Services	—	4,710	—	4,710
Hotels, Restaurants & Leisure	9,445	5,968	—	15,413
Information Technology Services	2,204	7,163	—	9,367
Insurance	5,820	19,545	—	25,365
Interactive Media & Services	1,341	24,918	—	26,259
Machinery	—	5,610	—	5,610
Metals & Mining	3,509	21,686	—	25,195
Oil, Gas & Consumable Fuels	—	13,448	—	13,448
Personal Care Products	—	2,812	—	2,812
Pharmaceuticals	—	2,351	—	2,351
Real Estate Management & Development	1,053	5,611	—	6,664
Semiconductors & Semiconductor Equipment	—	81,560	—	81,560
Tech Hardware, Storage & Peripherals	—	30,013	—	30,013
Textiles, Apparel & Luxury Goods	—	4,352	—	4,352
Total Common Stocks	71,015	459,407	—	530,422
Rights	12	—	—	12
Short-Term Investments
Investment Company	9,021	—	—	9,021
Total Assets	$80,048	$459,407	$—	$539,455

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,204	(a)	$—	$(2,204	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $2,278,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$2,278	$—	$—	$—	$2,278
Total Borrowings	$2,278	$—	$—	$—	$2,278
Gross amount of recognized liabilities for securities lending transactions					$2,278

5.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class R6 shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1.5 billion	Over $2.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.99% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares and 2.10% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $20,000 of advisory fees were waived and approximately $67,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $3,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $102,619,000 and $137,677,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$7,878	$80,478	$79,335	$249
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$9,021

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$12,730	$—	$4,250	$17,250

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$826	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $5,883,000 and $8,498,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 71.9%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MMKBX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Concentrated
Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (99.7%)
China (2.3%)
NetEase, Inc. ADR	47,462	$4,536
Denmark (4.3%)
Novo Nordisk AS ADR	57,676	8,233
France (1.5%)
LVMH Moet Hennessy Louis Vuitton SE ADR	19,163	2,939
Italy (5.5%)
Ferrari NV	26,186	10,693
Japan (5.3%)
Mitsui & Co. Ltd. ADR	11,195	10,288
Taiwan (6.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	67,164	11,674
United States (74.8%)
Ameriprise Financial, Inc.	22,260	9,509
Costco Wholesale Corp.	13,924	11,835
CRH PLC	155,610	11,668
Eli Lilly & Co.	7,735	7,003
JPMorgan Chase & Co.	48,709	9,852
LPL Financial Holdings, Inc.	34,764	9,710
Mastercard, Inc., Class A	15,948	7,036
Microsoft Corp.	41,607	18,596
Netflix, Inc. (a)	13,804	9,316
NextEra Energy, Inc.	51,508	3,647
NVIDIA Corp.	153,399	18,951
Progressive Corp.	56,884	11,815
United Rentals, Inc.	13,287	8,593
Waste Management, Inc.	37,128	7,921
		145,452
Total Common Stocks (Cost $143,263)		193,815
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $2,198)	2,197,847	2,198
Total Investments (100.8%) (Cost $145,461) (b)		196,013
Liabilities in Excess of Other Assets (–0.8%)		(1,610)
Net Assets (100.0%)		$194,403

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $50,552,000 and the aggregate gross unrealized depreciation is approximately $0, resulting in net unrealized appreciation of approximately $50,552,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Semiconductors & Semiconductor Equipment	15.7%
Other*	12.1
Capital Markets	9.8
Trading Companies & Distributors	9.6
Software	9.5
Pharmaceuticals	7.8
Entertainment	7.1
Consumer Staples Distribution & Retail	6.0
Insurance	6.0
Construction Materials	5.9
Automobiles	5.5
Banks	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Concentrated Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $143,263)	$193,815
Investment in Security of Affiliated Issuer, at Value (Cost $2,198)	2,198
Total Investments in Securities, at Value (Cost $145,461)	196,013
Receivable for Fund Shares Sold	310
Dividends Receivable	28
Receivable from Affiliate	9
Tax Reclaim Receivable	7
Other Assets	81
Total Assets	196,448
Liabilities:
Payable for Investments Purchased	1,433
Payable for Advisory Fees	289
Payable for Fund Shares Redeemed	242
Payable for Professional Fees	54
Payable for Administration Fees	12
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class C	5
Payable for Custodian Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	7
Total Liabilities	2,045
Net Assets	$194,403
Net Assets Consist of:
Paid-in-Capital	$153,906
Total Distributable Earnings	40,497
Net Assets	$194,403
CLASS I:
Net Assets	$176,477
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,845,223
Net Asset Value, Offering and Redemption Price Per Share	$22.49
CLASS A:
Net Assets	$11,823
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	532,222
Net Asset Value, Redemption Price Per Share	$22.21
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.23
Maximum Offering Price Per Share	$23.44
CLASS C:
Net Assets	$6,048
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	284,021
Net Asset Value, Offering and Redemption Price Per Share	$21.29
CLASS R6:
Net Assets	$55
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,452
Net Asset Value, Offering and Redemption Price Per Share	$22.54

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Concentrated Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $25 of Foreign Taxes Withheld)	$717
Dividends from Security of Affiliated Issuer (Note G)	53
Total Investment Income	770
Expenses:
Advisory Fees (Note B)	546
Professional Fees	73
Administration Fees (Note C)	58
Shareholder Services Fees — Class A (Note D)	12
Distribution and Shareholder Services Fees — Class C (Note D)	29
Sub Transfer Agency Fees — Class I	32
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class C	2
Registration Fees	22
Shareholder Reporting Fees	10
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Custodian Fees (Note F)	4
Pricing Fees	1
Directors' Fees and Expenses	1
Other Expenses	7
Total Expenses	805
Waiver of Advisory Fees (Note B)	(31)
Reimbursement of Class Specific Expenses — Class I (Note B)	(2)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	769
Net Investment Income	1
Realized Gain:
Investments Sold	3,165
Change in Unrealized Appreciation (Depreciation):
Investments	28,981
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	32,146
Net Increase in Net Assets Resulting from Operations	$32,147

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Concentrated Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1	$718
Net Realized Gain (Loss)	3,165	(6,666)
Net Change in Unrealized Appreciation (Depreciation)	28,981	21,060
Net Increase in Net Assets Resulting from Operations	32,147	15,112
Dividends and Distributions to Shareholders:
Class I	—	(748)
Class A	—	(44)
Class R6	—	(— @)
Total Dividends and Distributions to Shareholders	—	(792)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	60,439	41,049
Distributions Reinvested	—	748
Redeemed	(7,894)	(29,464)
Class A:
Subscribed	2,746	1,554
Distributions Reinvested	—	44
Redeemed	(1,291)	(1,301)
Class C:
Subscribed	810	515
Redeemed	(1,262)	(1,207)
Class R6:
Subscribed	40	—
Distributions Reinvested	—	— @
Redeemed	—	(7)
Net Increase in Net Assets Resulting from Capital Share Transactions	53,588	11,931
Total Increase in Net Assets	85,735	26,251
Net Assets:
Beginning of Period	108,668	82,417
End of Period	$194,403	$108,668
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,830	2,449
Shares Issued on Distributions Reinvested	—	43
Shares Redeemed	(384)	(1,796)
Net Increase in Class I Shares Outstanding	2,446	696
Class A:
Shares Subscribed	131	96
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(62)	(82)
Net Increase in Class A Shares Outstanding	69	17
Class C:
Shares Subscribed	40	33
Shares Redeemed	(63)	(77)
Net Decrease in Class C Shares Outstanding	(23)	(44)
Class R6:
Shares Subscribed	2	—
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(— @@)
Net Increase (Decrease) in Class R6 Shares Outstanding	2	(— @@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Concentrated Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$17.67		$15.04		$19.41		$17.12		$13.86		$10.53
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.01		0.13		0.03		0.01		0.03		0.08
Net Realized and Unrealized Gain (Loss)	4.81		2.64		(4.36)		3.02		3.23		3.40
Total from Investment Operations	4.82		2.77		(4.33)		3.03		3.26		3.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.03)		—		(0.00	)(2)	(0.15)
Net Realized Gain	—		—		(0.00	)(2)	(0.74)		—		—
Paid-in-Capital	—		—		(0.01)		—		—		—
Total Distributions	—		(0.14)		(0.04)		(0.74)		(0.00	)(2)	(0.15)
Net Asset Value, End of Period	$22.49		$17.67		$15.04		$19.41		$17.12		$13.86
Total Return(3)	27.33	%(4)	18.42	%(5)	(22.28)%		17.83%		23.52%		33.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$176,477		$95,405		$70,730		$98,522		$45,946		$14,885
Ratio of Expenses Before Expense Limitation	1.05	%(6)	1.12%		1.20%		1.17%		1.81%		1.96%
Ratio of Expenses After Expense Limitation	1.00	%(6)(7)	0.99	%(7)(8)	1.00	%(7)	1.00	%(7)	0.99	%(7)	1.00	%(7)
Ratio of Net Investment Income	0.06	%(6)(7)	0.78	%(7)(8)	0.20	%(7)	0.04	%(7)	0.21	%(7)	0.64	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	19	%(4)	51%		34%		33%		54%		123%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.00%	0.77%

(9)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Concentrated Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$17.47		$14.88		$19.20		$17.00		$13.80		$10.49
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)		0.08		(0.01)		(0.05)		(0.02)		0.04
Net Realized and Unrealized Gain (Loss)	4.76		2.60		(4.31)		2.99		3.22		3.38
Total from Investment Operations	4.74		2.68		(4.32)		2.94		3.20		3.42
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		—		—		(0.00	)(2)	(0.11)
Net Realized Gain	—		—		(0.00	)(2)	(0.74)		—		—
Total Distributions	—		(0.09)		(0.00	)(2)	(0.74)		(0.00	)(2)	(0.11)
Net Asset Value, End of Period	$22.21		$17.47		$14.88		$19.20		$17.00		$13.80
Total Return(3)	27.13	%(4)	18.05	%(5)	(22.49)%		17.42%		23.19%		32.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,823		$8,088		$6,631		$8,245		$6,091		$4,009
Ratio of Expenses Before Expense Limitation	1.33	%(6)	1.41%		1.49%		1.45%		2.13%		2.29%
Ratio of Expenses After Expense Limitation	1.28	%(6)(7)	1.27	%(7)(8)	1.30	%(7)	1.30	%(7)	1.31	%(7)	1.34	%(7)
Ratio of Net Investment Income (Loss)	(0.22	)%(6)(7)	0.49	%(7)(8)	(0.08	)%(7)	(0.29	)%(7)	(0.14	)%(7)	0.32	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	19	%(4)	51%		34%		33%		54%		123%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.29%	0.47%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Concentrated Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$16.82		$14.35		$18.66		$16.66		$13.63		$10.36
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.10)		(0.04)		(0.13)		(0.18)		(0.12)		(0.06)
Net Realized and Unrealized Gain (Loss)	4.57		2.51		(4.18)		2.92		3.15		3.34
Total from Investment Operations	4.47		2.47		(4.31)		2.74		3.03		3.28
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.00	)(2)	(0.01)
Net Realized Gain	—		—		(0.00	)(2)	(0.74)		—		—
Total Distributions	—		—		(0.00	)(2)	(0.74)		(0.00	)(2)	(0.01)
Net Asset Value, End of Period	$21.29		$16.82		$14.35		$18.66		$16.66		$13.63
Total Return(3)	26.58	%(4)	17.21	%(5)	(23.09)%		16.58%		22.23%		31.69%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,048		$5,164		$5,040		$7,969		$3,568		$2,704
Ratio of Expenses Before Expense Limitation	2.10	%(6)	2.17%		2.24%		2.21%		2.91%		3.06%
Ratio of Expenses After Expense Limitation	2.06	%(6)(7)	2.04	%(7)(8)	2.05	%(7)	2.06	%(7)	2.09	%(7)	2.10	%(7)
Ratio of Net Investment Loss	(1.00	)%(6)(7)	(0.27	)%(7)(8)	(0.83	)%(7)	(1.00	)%(7)	(0.91	)%(7)	(0.46	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	19	%(4)	51%		34%		33%		54%		123%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.05%	(0.28)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Concentrated Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$17.70		$15.06		$19.44		$17.14		$13.86		$10.53
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.14		0.03		0.04		0.03		0.09
Net Realized and Unrealized Gain (Loss)	4.83		2.65		(4.36)		3.00		3.25		3.40
Total from Investment Operations	4.84		2.79		(4.33)		3.04		3.28		3.49
Distributions from and/or in Excess of:
Net Investment Income	—		(0.15)		(0.04)		—		(0.00	)(3)	(0.16)
Net Realized Gain	—		—		(0.00	)(3)	(0.74)		—		—
Paid-in-Capital	—		—		(0.01)		—		—		—
Total Distributions	—		(0.15)		(0.05)		(0.74)		(0.00	)(3)	(0.16)
Net Asset Value, End of Period	$22.54		$17.70		$15.06		$19.44		$17.14		$13.86
Total Return(4)	27.34	%(5)	18.51	%(6)	(22.25)%		17.86%		23.67%		33.16%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$55		$11		$16		$73		$43		$14
Ratio of Expenses Before Expense Limitation	11.22	%(7)	19.78%		9.89%		7.26%		9.20%		17.68%
Ratio of Expenses After Expense Limitation	0.95	%(7)(8)	0.93	%(8)(9)	0.95	%(8)	0.95	%(8)	0.95	%(8)	0.95	%(8)
Ratio of Net Investment Income	0.11	%(7)(8)	0.84	%(8)(9)	0.17	%(8)	0.21	%(8)	0.22	%(8)	0.68	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	19	%(5)	51%		34%		33%		54%		123%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	0.82%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Global Concentrated Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$10,693	$—	$—	$10,693
Banks	9,852	—	—	9,852
Capital Markets	19,219	—	—	19,219
Commercial Services & Supplies	7,921	—	—	7,921
Construction Materials	11,668	—	—	11,668
Consumer Staples Distribution & Retail	11,835	—	—	11,835
Electric Utilities	3,647	—	—	3,647
Entertainment	13,852	—	—	13,852
Financial Services	7,036	—	—	7,036
Insurance	11,815	—	—	11,815
Pharmaceuticals	15,236	—	—	15,236
Semiconductors & Semiconductor Equipment	30,625	—	—	30,625
Software	18,596	—	—	18,596
Textiles, Apparel & Luxury Goods	2,939	—	—	2,939
Trading Companies & Distributors	18,881	—	—	18,881
Total Common Stocks	193,815	—	—	193,815
Short-Term Investment
Investment Company	2,198	—	—	2,198
Total Assets	$196,013	$—	$—	$196,013

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.70% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $31,000 of advisory fees were waived and approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $82,093,000 and $28,170,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$655	$51,876	$50,333	$53
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$2,198

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:	2022 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)
$792	$155	$9	$52

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a prior year tax return adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(52)	$52

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$153	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $5,342,000 and $6,837,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 92.8%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three-year period but below its peer group average for the one- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MLNAX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (99.5%)
China (3.0%)
NetEase, Inc. ADR	4,154	$397
Tencent Holdings Ltd. ADR	12,332	584
		981
Denmark (2.7%)
Novo Nordisk AS ADR	6,297	899
France (1.4%)
LVMH Moet Hennessy Louis Vuitton SE	578	444
India (0.8%)
HDFC Bank Ltd. ADR	4,099	264
Ireland (1.0%)
Ryanair Holdings PLC ADR	2,736	318
Italy (5.5%)
Ferrari NV	4,427	1,808
Japan (3.7%)
Mitsui & Co. Ltd. ADR	976	897
Nippon Telegraph & Telephone Corp. ADR	13,543	321
		1,218
Taiwan (4.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,003	1,391
United Kingdom (0.5%)
Experian PLC ADR	3,290	153
United States (76.6%)
Alphabet, Inc., Class A	6,241	1,137
Amazon.com, Inc. (a)	7,195	1,390
Ameriprise Financial, Inc.	3,298	1,409
Apple, Inc.	7,723	1,627
Applied Materials, Inc.	1,312	310
Brown & Brown, Inc.	6,836	611
Chevron Corp.	2,394	374
CRH PLC	25,744	1,930
Danaher Corp.	1,740	435
Eli Lilly & Co.	123	111
Fortune Brands Innovations, Inc.	4,249	276
Jack Henry & Associates, Inc.	1,286	214
JPMorgan Chase & Co.	8,314	1,682
Lam Research Corp.	103	110
Lennar Corp., Class A	1,367	205
Linde PLC	1,315	577
LPL Financial Holdings, Inc.	2,607	728
Lululemon Athletica, Inc. (a)	296	88
Masterbrand, Inc. (a)	4,247	62
Mastercard, Inc., Class A	1,991	878
McDonald's Corp.	484	123
Microsoft Corp.	6,176	2,761
Netflix, Inc. (a)	916	618
NextEra Energy, Inc.	5,249	372
Nucor Corp.	492	78
NVIDIA Corp.	16,170	1,998
Progressive Corp.	4,317	897
Target Corp.	1,403	208
	Shares	Value (000)
TJX Cos., Inc.	10,698	$1,178
Tyler Technologies, Inc. (a)	396	199
Uber Technologies, Inc. (a)	4,382	318
United Rentals, Inc.	1,325	857
Valero Energy Corp.	4,137	649
Veeva Systems, Inc., Class A (a)	516	94
Waste Management, Inc.	2,597	554
		25,058
Total Common Stocks (Cost $21,611)		32,534
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $35)	35,436	35
Total Investments (99.6%) (Cost $21,646) (b)(c)		32,569
Other Assets in Excess of Liabilities (0.4%)		128
Net Assets (100.0%)		$32,697

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $444,000 and 1.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,012,000 and the aggregate gross unrealized depreciation is approximately $89,000, resulting in net unrealized appreciation of approximately $10,923,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	39.7%
Semiconductors & Semiconductor Equipment	11.7
Software	9.1
Capital Markets	6.5
Banks	6.0
Construction Materials	5.9
Automobiles	5.5
Trading Companies & Distributors	5.3
Interactive Media & Services	5.3
Tech Hardware, Storage & Peripherals	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Core Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $21,611)	$32,534
Investment in Security of Affiliated Issuer, at Value (Cost $35)	35
Total Investments in Securities, at Value (Cost $21,646)	32,569
Foreign Currency, at Value (Cost $—@)	—	@
Receivable for Fund Shares Sold	125
Dividends Receivable	6
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	68
Total Assets	32,769
Liabilities:
Payable for Professional Fees	54
Payable for Advisory Fees	7
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	—	@
Other Liabilities	6
Total Liabilities	72
Net Assets	$32,697
Net Assets Consist of:
Paid-in-Capital	$22,768
Total Distributable Earnings	9,929
Net Assets	$32,697
CLASS I:
Net Assets	$23,471
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,182,176
Net Asset Value, Offering and Redemption Price Per Share	$19.85
CLASS A:
Net Assets	$6,243
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	318,165
Net Asset Value, Redemption Price Per Share	$19.62
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.09
Maximum Offering Price Per Share	$20.71
CLASS C:
Net Assets	$2,971
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	158,559
Net Asset Value, Offering and Redemption Price Per Share	$18.74
CLASS R6:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	611
Net Asset Value, Offering and Redemption Price Per Share	$19.87

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Core Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$156
Dividends from Security of Affiliated Issuer (Note G)	6
Total Investment Income	162
Expenses:
Advisory Fees (Note B)	107
Professional Fees	74
Shareholder Services Fees — Class A (Note D)	7
Distribution and Shareholder Services Fees — Class C (Note D)	14
Registration Fees	19
Administration Fees (Note C)	11
Shareholder Reporting Fees	8
Sub Transfer Agency Fees — Class I	4
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	1
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Custodian Fees (Note F)	3
Pricing Fees	2
Directors' Fees and Expenses	1
Other Expenses	6
Total Expenses	263
Waiver of Advisory Fees (Note B)	(95)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	166
Net Investment Loss	(4)
Realized Gain (Loss):
Investments Sold	1,109
Foreign Currency Translation	(— @)
Net Realized Gain	1,109
Change in Unrealized Appreciation (Depreciation):
Investments	3,245
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	3,245
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	4,354
Net Increase in Net Assets Resulting from Operations	$4,350

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(4)	$114
Net Realized Gain (Loss)	1,109	(1,686)
Net Change in Unrealized Appreciation (Depreciation)	3,245	5,252
Net Increase in Net Assets Resulting from Operations	4,350	3,680
Dividends and Distributions to Shareholders:
Class I	—	(110)
Class A	—	(24)
Class R6	—	(— @)
Total Dividends and Distributions to Shareholders	—	(134)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	6,871	9,652
Distributions Reinvested	—	110
Redeemed	(2,543)	(10,426)
Class A:
Subscribed	461	1,173
Distributions Reinvested	—	24
Redeemed	(334)	(688)
Class C:
Subscribed	239	672
Redeemed	(312)	(594)
Class R6:
Distributions Reinvested	—	— @
Redeemed	—	(7)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,382	(84)
Total Increase in Net Assets	8,732	3,462
Net Assets:
Beginning of Period	23,965	20,503
End of Period	$32,697	$23,965
(1) Capital Share Transactions:
Class I:
Shares Subscribed	366	632
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(134)	(678)
Net Increase (Decrease) in Class I Shares Outstanding	232	(39)
Class A:
Shares Subscribed	25	76
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(18)	(43)
Net Increase in Class A Shares Outstanding	7	34
Class C:
Shares Subscribed	14	44
Shares Redeemed	(18)	(40)
Net Increase (Decrease) in Class C Shares Outstanding	(4)	4
Class R6:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(— @@)
Net Decrease in Class R6 Shares Outstanding	—	(— @@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Core Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$16.95		$14.47		$18.01		$15.99		$13.19		$10.15
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.01		0.11		0.07		0.01		0.02		0.07
Net Realized and Unrealized Gain (Loss)	2.89		2.49		(3.56)		2.78		2.78		3.07
Total from Investment Operations	2.90		2.60		(3.49)		2.79		2.80		3.14
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.05)		—		—		(0.09)
Net Realized Gain	—		—		—		(0.77)		—		—
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.12)		(0.05)		(0.77)		—		(0.10)
Net Asset Value, End of Period	$19.85		$16.95		$14.47		$18.01		$15.99		$13.19
Total Return(2)	17.11	%(3)	17.96	%(4)	(19.37)%		17.63%		21.23%		30.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$23,471		$16,116		$14,324		$18,041		$9,849		$8,157
Ratio of Expenses Before Expense Limitation	1.68	%(5)	1.99%		2.25%		2.13%		2.93%		2.73%
Ratio of Expenses After Expense Limitation	1.00	%(5)(6)	0.96	%(6)(7)	0.99	%(6)	0.99	%(6)	0.99	%(6)	0.98	%(6)
Ratio of Net Investment Income	0.14	%(5)(6)	0.70	%(6)(7)	0.48	%(6)	0.06	%(6)	0.18	%(6)	0.61	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	22	%(3)	18%		17%		23%		30%		61%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.00%	0.66%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Core Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$16.78		$14.33		$17.85		$15.92		$13.17		$10.15
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)		0.06		0.01		(0.05)		(0.02)		0.03
Net Realized and Unrealized Gain (Loss)	2.85		2.46		(3.52)		2.75		2.77		3.05
Total from Investment Operations	2.84		2.52		(3.51)		2.70		2.75		3.08
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.01)		—		—		(0.05)
Net Realized Gain	—		—		—		(0.77)		—		—
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.07)		(0.01)		(0.77)		—		(0.06)
Net Asset Value, End of Period	$19.62		$16.78		$14.33		$17.85		$15.92		$13.17
Total Return(2)	16.92	%(3)	17.62	%(4)	(19.64)%		17.14%		20.88%		30.36%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,243		$5,221		$3,978		$2,678		$1,869		$2,186
Ratio of Expenses Before Expense Limitation	1.97	%(5)	2.32%		2.60%		2.51%		3.32%		3.12%
Ratio of Expenses After Expense Limitation	1.30	%(5)(6)	1.29	%(6)(7)	1.35	%(6)	1.35	%(6)	1.35	%(6)	1.35	%(6)
Ratio of Net Investment Income (Loss)	(0.17	)%(5)(6)	0.36	%(6)(7)	0.09	%(6)	(0.31	)%(6)	(0.18	)%(6)	0.26	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	22	%(3)	18%		17%		23%		30%		61%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.32%	0.33%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Core Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$16.09		$13.79		$17.29		$15.55		$12.97		$10.02
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.08)		(0.06)		(0.09)		(0.18)		(0.12)		(0.05)
Net Realized and Unrealized Gain (Loss)	2.73		2.36		(3.41)		2.69		2.70		3.00
Total from Investment Operations	2.65		2.30		(3.50)		2.51		2.58		2.95
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(0.77)		—		—
Net Asset Value, End of Period	$18.74		$16.09		$13.79		$17.29		$15.55		$12.97
Total Return(2)	16.47	%(3)	16.68	%(4)	(20.24)%		16.32%		19.89%		29.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,971		$2,618		$2,186		$2,893		$1,998		$1,448
Ratio of Expenses Before Expense Limitation	2.77	%(5)	3.12%		3.38%		3.25%		4.11%		3.92%
Ratio of Expenses After Expense Limitation	2.10	%(5)(6)	2.07	%(6)(7)	2.10	%(6)	2.10	%(6)	2.10	%(6)	2.10	%(6)
Ratio of Net Investment Loss	(0.96	)%(5)(6)	(0.41	)%(6)(7)	(0.65	)%(6)	(1.06	)%(6)	(0.94	)%(6)	(0.45	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	22	%(3)	18%		17%		23%		30%		61%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.10%	(0.44)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Core Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$16.96		$14.48		$18.01		$15.99		$13.18		$10.15
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.11		0.08		0.02		0.03		0.07
Net Realized and Unrealized Gain (Loss)	2.90		2.50		(3.55)		2.77		2.78		3.06
Total from Investment Operations	2.91		2.61		(3.47)		2.79		2.81		3.13
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		(0.06)		—		—		(0.09)
Net Realized Gain	—		—		—		(0.77)		—		—
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.13)		(0.06)		(0.77)		—		(0.10)
Net Asset Value, End of Period	$19.87		$16.96		$14.48		$18.01		$15.99		$13.18
Total Return(3)	17.16	%(4)	18.00	%(5)	(19.28)%		17.55%		21.40%		30.90%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$10		$15		$29		$16		$13
Ratio of Expenses Before Expense Limitation	21.27	%(6)	16.70%		15.01%		13.09%		18.19%		18.98%
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.93	%(7)(8)	0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Net Investment Income	0.14	%(6)(7)	0.72	%(7)(8)	0.49	%(7)	0.10	%(7)	0.22	%(7)	0.63	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	22	%(4)	18%		17%		23%		30%		61%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	0.70%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Global Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and

10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

(6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$1,808	$—	$—	$1,808
Banks	1,946	—	—	1,946
Broadline Retail	1,390	—	—	1,390
Building Products	338	—	—	338
Capital Markets	2,137	—	—	2,137
Chemicals	577	—	—	577
Commercial Services & Supplies	554	—	—	554
Construction Materials	1,930	—	—	1,930
Consumer Staples Distribution & Retail	208	—	—	208
Diversified Telecommunication Services	321	—	—	321
Electric Utilities	372	—	—	372
Entertainment	1,015	—	—	1,015
Financial Services	1,092	—	—	1,092
Ground Transportation	318	—	—	318
Health Care Technology	94	—	—	94
Hotels, Restaurants & Leisure	123	—	—	123
Household Durables	205	—	—	205
Insurance	1,508	—	—	1,508
Interactive Media & Services	1,721	—	—	1,721
Life Sciences Tools & Services	435	—	—	435
Metals & Mining	78	—	—	78

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Oil, Gas & Consumable Fuels	$1,023	$—	$—	$1,023
Passenger Airlines	318	—	—	318
Pharmaceuticals	1,010	—	—	1,010
Professional Services	153	—	—	153
Semiconductors & Semiconductor Equipment	3,809	—	—	3,809
Software	2,960	—	—	2,960
Specialty Retail	1,178	—	—	1,178
Tech Hardware, Storage & Peripherals	1,627	—	—	1,627
Textiles, Apparel & Luxury Goods	88	444	—	532
Trading Companies & Distributors	1,754	—	—	1,754
Total Common Stocks	32,090	444	—	32,534
Short-Term Investment
Investment Company	35	—	—	35
Total Assets	$32,125	$444	$—	$32,569

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.08% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $95,000 of advisory fees were waived and approximately $2,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $10,546,000 and $6,111,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$125	$6,842	$6,932	$6
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$35

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:	2022 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)	Paid-in- Capital (000)
$134	$51	$2

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a prior year tax return adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(2)	$2

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$25	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $361,000 and $1,625,000, respectively,that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 98.4%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three-year period but below its peer group average for the one- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MLMAX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Endurance

Portfolio

Semi-Annual Financial Statements and Additional Information
June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (100.0%)
France (4.7%)
Eurofins Scientific SE	36,059	$1,805
Germany (2.3%)
Delivery Hero SE (a)	37,318	886
Israel (4.2%)
Global-e Online Ltd. (a)	44,742	1,623
Japan (3.8%)
Sansan, Inc. (a)	137,500	1,481
Korea, Republic of (3.0%)
Coupang, Inc. (a)	56,204	1,177
Sweden (1.2%)
Hemnet Group AB	15,432	465
United Kingdom (14.0%)
Babcock International Group PLC	305,913	2,021
Victoria PLC (a)(b)	1,501,369	3,386
		5,407
United States (66.8%)
Appian Corp., Class A (a)	112,260	3,464
Arbutus Biopharma Corp. (a)	250,410	774
Atlassian Corp., Class A (a)	1,572	278
Bill Holdings, Inc. (a)	30,365	1,598
Burford Capital Ltd.	83,430	1,067
Core & Main, Inc., Class A (a)	24,888	1,218
Cricut, Inc., Class A	290,666	1,741
Fastly, Inc., Class A (a)	191,422	1,411
Fiserv, Inc. (a)	3,934	586
Floor & Decor Holdings, Inc., Class A (a)	17,108	1,701
HCA Healthcare, Inc.	5,650	1,815
Interactive Brokers Group, Inc., Class A	10,738	1,317
Lithia Motors, Inc., Class A	4,714	1,190
ProKidney Corp. (a)	261,986	645
Roivant Sciences Ltd. (a)	63,948	676
Royalty Pharma PLC, Class A	58,228	1,535
SharkNinja, Inc.	16,351	1,229
Tesla, Inc. (a)	11,086	2,194
Wayfair, Inc., Class A (a)	24,964	1,316
		25,755
Total Common Stocks (Cost $45,513)		38,599
Short-Term Investments (0.3%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G)	86,646	87
	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $17; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $17)	$17	$16
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $8; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $8)	8	8
		24
Total Securities held as Collateral on Loaned Securities (Cost $111)		111
Total Investments (100.3%) (Cost $45,624) including $2,386 of Securities Loaned (c)(d)		38,710
Liabilities in Excess of Other Assets (–0.3%)		(129)
Net Assets (100.0%)		$38,581

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2024.

(c)  The approximate fair value and percentage of net assets, $11,112,000 and 28.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,665,000 and the aggregate gross unrealized depreciation is approximately $9,579,000, resulting in net unrealized depreciation of approximately $6,914,000.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	31.4%
Software	17.7
Household Durables	16.5
Specialty Retail	10.9
Broadline Retail	7.2
Automobiles	5.7
Biotechnology	5.4
Aerospace & Defense	5.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Endurance Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $45,537)	$38,623
Investment in Security of Affiliated Issuer, at Value (Cost $87)	87
Total Investments in Securities, at Value (Cost $45,624)	38,710
Foreign Currency, at Value (Cost $7)	7
Receivable for Investments Sold	71
Receivable from Securities Lending Income	26
Receivable from Affiliate	2
Receivable for Fund Shares Sold	1
Other Assets	47
Total Assets	38,864
Liabilities:
Collateral on Securities Loaned, at Value	111
Payable for Fund Shares Redeemed	63
Payable for Professional Fees	37
Payable to Bank	31
Payable for Advisory Fees	16
Payable for Sub Transfer Agency Fees — Class I	6
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	4
Payable for Administration Fees	3
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	6
Total Liabilities	283
Net Assets	$38,581
Net Assets Consist of:
Paid-in-Capital	87,984
Total Accumulated Loss	(49,403)
Net Assets	$38,581

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Endurance Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$34,980
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,327,247
Net Asset Value, Offering and Redemption Price Per Share	$15.03
CLASS A:
Net Assets	$2,633
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	178,202
Net Asset Value, Redemption Price Per Share	$14.78
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.82
Maximum Offering Price Per Share	$15.60
CLASS C:
Net Assets	$944
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	66,283
Net Asset Value, Offering and Redemption Price Per Share	$14.25
CLASS R6:
Net Assets	$24
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,623
Net Asset Value, Offering and Redemption Price Per Share	$15.06
(1) Including: Securities on Loan, at Value:	$2,386

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Endurance Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Income from Securities Loaned — Net	$136
Dividends from Securities of Unaffiliated Issuers	57
Dividends from Security of Affiliated Issuer (Note G)	37
Total Investment Income	230
Expenses:
Advisory Fees (Note B)	167
Professional Fees	70
Registration Fees	26
Administration Fees (Note C)	17
Sub Transfer Agency Fees — Class I	12
Sub Transfer Agency Fees — Class A	4
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	5
Shareholder Reporting Fees	9
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Custodian Fees (Note F)	8
Pricing Fees	1
Directors' Fees and Expenses	1
Other Expenses	9
Total Expenses	344
Waiver of Advisory Fees (Note B)	(109)
Reimbursement of Class Specific Expenses — Class I (Note B)	(8)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	221
Net Investment Income	9
Realized Gain (Loss):
Investments Sold	1,171
Foreign Currency Translation	(1)
Net Realized Gain	1,170
Change in Unrealized Appreciation (Depreciation):
Investments	(3,358)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(3,358)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(2,188)
Net Decrease in Net Assets Resulting from Operations	$(2,179)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Endurance Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$9	$817
Net Realized Gain (Loss)	1,170	(200)
Net Change in Unrealized Appreciation (Depreciation)	(3,358)	15,798
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,179)	16,415
Dividends and Distributions to Shareholders:
Class I	—	(649)
Class A	—	(114)
Class C	—	(10)
Class R6	—	(— @)
Total Dividends and Distributions to Shareholders	—	(773)
Capital Share Transactions:(1)
Class I:
Subscribed	3,993	10,916
Distributions Reinvested	—	649
Redeemed	(3,260)	(6,181)
Class A:
Subscribed	643	11,155
Distributions Reinvested	—	114
Redeemed	(5,253)	(8,393)
Class C:
Subscribed	129	267
Distributions Reinvested	—	10
Redeemed	(44)	(215)
Class R6:
Subscribed	—	15
Distributions Reinvested	—	— @
Redeemed	—	(8)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,792)	8,329
Total Increase (Decrease) in Net Assets	(5,971)	23,971
Net Assets:
Beginning of Period	44,552	20,581
End of Period	$38,581	$44,552

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Endurance Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	255	835
Shares Issued on Distributions Reinvested	—	42
Shares Redeemed	(206)	(430)
Net Increase in Class I Shares Outstanding	49	447
Class A:
Shares Subscribed	41	739
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(340)	(583)
Net Increase (Decrease) in Class A Shares Outstanding	(299)	164
Class C:
Shares Subscribed	9	19
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(3)	(18)
Net Increase in Class C Shares Outstanding	6	2
Class R6:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(1)
Net Increase in Class R6 Shares Outstanding	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Endurance Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.87		$9.37		$27.75		$26.51		$13.03		$9.98
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.01		0.31		(0.13)		(0.28)		(0.09)		(0.05)
Net Realized and Unrealized Gain (Loss)	(0.85)		6.48		(18.25)		2.82		14.41		3.10
Total from Investment Operations	(0.84)		6.79		(18.38)		2.54		14.32		3.05
Distributions from and/or in Excess of:
Net Investment Income	—		(0.29)		—		(0.02)		(0.03)		—
Net Realized Gain	—		—		—		(1.28)		(0.81)		—
Total Distributions	—		(0.29)		—		(1.30)		(0.84)		—
Net Asset Value, End of Period	$15.03		$15.87		$9.37		$27.75		$26.51		$13.03
Total Return(2)	(5.29	)%(3)	72.56	%(4)	(66.23)%		9.59%		110.03%		30.30%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,980		$36,150		$17,152		$70,478		$7,854		$2,757
Ratio of Expenses Before Expense Limitation	1.56	%(5)	1.62%		1.67%		1.34%		5.12%		14.17%
Ratio of Expenses After Expense Limitation	0.99	%(5)(6)	0.87	%(6)(7)	1.00	%(6)	0.99	%(6)	1.00	%(6)	1.00	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.00	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.11	%(5)(6)	2.23	%(6)(7)	(0.87	)%(6)	(0.85	)%(6)	(0.52	)%(6)	(0.42	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	86	%(3)	130%		67%		75%		46%		74%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	2.11%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Endurance Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.63		$9.23		$27.45		$26.33		$12.99		$9.98
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)		0.26		(0.17)		(0.38)		(0.19)		(0.09)
Net Realized and Unrealized Gain (Loss)	(0.83)		6.38		(18.05)		2.80		14.34		3.10
Total from Investment Operations	(0.85)		6.64		(18.22)		2.42		14.15		3.01
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		—		(0.02)		(0.00	)(2)	—
Net Realized Gain	—		—		—		(1.28)		(0.81)		—
Total Distributions	—		(0.24)		—		(1.30)		(0.81)		—
Net Asset Value, End of Period	$14.78		$15.63		$9.23		$27.45		$26.33		$12.99
Total Return(3)	(5.44	)%(4)	72.03	%(5)	(66.38)%		9.20%		109.10%		29.90%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,633		$7,463		$2,898		$5,239		$2,462		$13
Ratio of Expenses Before Expense Limitation	1.99	%(6)	1.95%		1.99%		1.70%		5.67%		29.52%
Ratio of Expenses After Expense Limitation	1.34	%(6)(7)	1.23	%(7)(8)	1.35	%(7)	1.35	%(7)	1.35	%(7)	1.35	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.35	%(7)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.24	)%(6)(7)	1.87	%(7)(8)	(1.22	)%(7)	(1.16	)%(7)	(0.86	)%(7)	(0.77	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	86	%(4)	130%		67%		75%		46%		74%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.34%	1.76%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Endurance Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.12		$8.96		$26.81		$25.93		$12.89		$9.98
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.07)		0.15		(0.28)		(0.62)		(0.33)		(0.18)
Net Realized and Unrealized Gain (Loss)	(0.80)		6.17		(17.57)		2.80		14.18		3.09
Total from Investment Operations	(0.87)		6.32		(17.85)		2.18		13.85		2.91
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		—		(0.02)		—		—
Net Realized Gain	—		—		—		(1.28)		(0.81)		—
Total Distributions	—		(0.16)		—		(1.30)		(0.81)		—
Net Asset Value, End of Period	$14.25		$15.12		$8.96		$26.81		$25.93		$12.89
Total Return(2)	(5.75	)%(3)	70.62	%(4)	(66.58)%		8.41%		107.59%		28.90%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$944		$913		$519		$1,547		$439		$13
Ratio of Expenses Before Expense Limitation	2.81	%(5)	3.03%		3.05%		2.53%		7.61%		30.23%
Ratio of Expenses After Expense Limitation	2.09	%(5)(6)	1.96	%(6)(7)	2.10	%(6)	2.10	%(6)	2.10	%(6)	2.10	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.10	%(6)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.99	)%(5)(6)	1.14	%(6)(7)	(1.97	)%(6)	(1.92	)%(6)	(1.62	)%(6)	(1.52	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	86	%(3)	130%		67%		75%		46%		74%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.09%	1.01%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Endurance Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.89		$9.38		$27.78		$26.53		$13.04		$9.98
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		0.31		(0.12)		(0.24)		(0.08)		(0.04)
Net Realized and Unrealized Gain (Loss)	(0.84)		6.50		(18.28)		2.79		14.41		3.10
Total from Investment Operations	(0.83)		6.81		(18.40)		2.55		14.33		3.06
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		—		(0.02)		(0.03)		—
Net Realized Gain	—		—		—		(1.28)		(0.81)		—
Total Distributions	—		(0.30)		—		(1.30)		(0.84)		—
Net Asset Value, End of Period	$15.06		$15.89		$9.38		$27.78		$26.53		$13.04
Total Return(3)	(5.22	)%(4)	72.66	%(5)	(66.23)%		9.62%		110.08%		30.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24		$26		$12		$31		$28		$13
Ratio of Expenses Before Expense Limitation	11.02	%(6)	17.07%		15.13%		7.59%		16.93%		29.13%
Ratio of Expenses After Expense Limitation	0.94	%(6)(7)	0.79	%(7)(8)	0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.95	%(7)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.16	%(6)(7)	2.31	%(7)(8)	(0.82	)%(7)	(0.71	)%(7)	(0.47	)%(7)	(0.37	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	86	%(4)	130%		67%		75%		46%		74%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.94%	2.16%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Global Endurance Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$2,021	$—	$2,021
Automobiles	2,194	—	—	2,194
Biotechnology	2,095	—	—	2,095
Broadline Retail	2,800	—	—	2,800
Capital Markets	1,317	—	—	1,317
Financial Services	586	1,067	—	1,653
Health Care Providers & Services	1,815	—	—	1,815
Hotels, Restaurants & Leisure	—	886	—	886
Household Durables	2,970	3,386	—	6,356
Information Technology Services	1,411	—	—	1,411
Interactive Media & Services	—	465	—	465
Life Sciences Tools & Services	—	1,805	—	1,805
Pharmaceuticals	1,535	—	—	1,535
Software	5,340	1,481	—	6,821
Specialty Retail	4,207	—	—	4,207
Trading Companies & Distributors	1,218	—	—	1,218
Total Common Stocks	27,488	11,111	—	38,599
Short-Term Investments
Investment Company	87	—	—	87
Repurchase Agreements	—	24	—	24
Total Short-Term Investments	87	24	—	111
Total Assets	$27,575	$11,135	$—	$38,710

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,386	(a)	$—	$(2,386	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $111,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,519,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$111	$—	$—	$—	$111
Total Borrowings	$111	$—	$—	$—	$111
Gross amount of recognized liabilities for securities lending transactions					$111

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.27% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $109,000 of advisory fees were waived and approximately $13,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $35,106,000 and $35,192,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$4,068	$19,776	$23,757	$37
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$87

During the six months ended June 30, 2024, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$773	$—	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$80	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $15,104,000 and $24,126,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 46.7%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSJAX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Global Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
Australia (5.9%)
Charter Hall Group REIT	3,907	$29
Goodman Group REIT	6,593	152
National Storage REIT	21,795	33
Stockland REIT	13,932	39
		253
Canada (3.1%)
Boardwalk REIT	1,357	70
Chartwell Retirement Residences (Units) (a)	6,723	63
		133
France (2.8%)
Carmila SA REIT	1,760	30
Klepierre SA REIT	1,494	40
Unibail-Rodamco-Westfield REIT	662	52
		122
Germany (1.7%)
Vonovia SE	2,529	72
Hong Kong (0.8%)
Link REIT	9,280	36
Japan (8.9%)
Comforia Residential, Inc. REIT	20	39
Invincible Investment Corp. REIT	185	75
Mitsui Fudosan Co. Ltd.	13,500	124
Mitsui Fudosan Logistics Park, Inc. REIT	14	38
Nippon Building Fund, Inc. REIT	11	39
Sumitomo Realty & Development Co. Ltd.	2,300	68
		383
Netherlands (1.9%)
CTP NV	4,806	82
Singapore (0.9%)
Frasers Centrepoint Trust REIT	23,500	37
Spain (0.9%)
Merlin Properties Socimi SA REIT	3,649	41
Sweden (1.3%)
Castellum AB (b)	2,494	30
Pandox AB	1,374	25
		55
United Kingdom (4.0%)
Derwent London PLC REIT	1,387	40
Hammerson PLC REIT	92,783	32
Segro PLC REIT	4,694	53
UNITE Group PLC REIT	1,734	19
Workspace Group PLC REIT	3,414	26
		170
United States (65.3%)
Alexandria Real Estate Equities, Inc. REIT	502	59
American Homes 4 Rent, Class A REIT	2,900	108
American Tower Corp. REIT	1,293	251
AvalonBay Communities, Inc. REIT	1,015	210
Boston Properties, Inc. REIT	710	44
	Shares	Value (000)
CareTrust REIT, Inc.	2,607	$65
Digital Realty Trust, Inc. REIT	935	142
EastGroup Properties, Inc. REIT	507	86
Equinix, Inc. REIT	322	244
Essential Properties Realty Trust, Inc. REIT	4,799	133
Extra Space Storage, Inc. REIT	1,355	211
Federal Realty Investment Trust REIT	809	82
Hilton Worldwide Holdings, Inc.	199	43
Host Hotels & Resorts, Inc. REIT	2,368	43
Iron Mountain, Inc. REIT	1,179	106
Lamar Advertising Co., Class A REIT	540	65
Mid-America Apartment Communities, Inc. REIT	694	99
PACS Group, Inc. (b)	2,219	65
Prologis, Inc. REIT	957	107
Rexford Industrial Realty, Inc. REIT	1,669	74
Simon Property Group, Inc. REIT	983	149
Urban Edge Properties REIT	2,515	46
VICI Properties, Inc. REIT	2,991	86
Welltower, Inc. REIT	2,741	286
		2,804
Total Common Stocks (Cost $3,824)		4,188
Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.14% (See Note G) (Cost $14)	14,164	14
Total Investments (97.8%) (Cost $3,838) (c)(d)		4,202
Other Assets in Excess of Liabilities (2.2%)		93
Net Assets (100.0%)		$4,295

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $1,251,000 and 29.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $448,000 and the aggregate gross unrealized depreciation is approximately $84,000, resulting in net unrealized appreciation of approximately $364,000.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Global Focus Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Residential	14.7%
Retail	14.3
Health Care	12.8
Diversified	11.7
Industrial	10.5
Data Centers	9.2
Other*	8.9
Specialty	6.1
Telecommunications REITs	6.0
Self Storage	5.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Focus Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $3,824)	$4,188
Investment in Security of Affiliated Issuer, at Value (Cost $14)	14
Total Investments in Securities, at Value (Cost $3,838)	4,202
Foreign Currency, at Value (Cost $2)	2
Due from Adviser	56
Dividends Receivable	19
Receivable for Investments Sold	10
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	65
Total Assets	4,354
Liabilities:
Payable for Professional Fees	50
Payable for Custodian Fees	2
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	7
Total Liabilities	59
Net Assets	$4,295
Net Assets Consist of:
Paid-in-Capital	$5,249
Total Accumulated Loss	(954)
Net Assets	$4,295
CLASS I:
Net Assets	$4,269
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	527,398
Net Asset Value, Offering and Redemption Price Per Share	$8.10
CLASS A:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,048
Net Asset Value, Redemption Price Per Share	$8.11
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.45
Maximum Offering Price Per Share	$8.56
CLASS C:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,030
Net Asset Value, Offering and Redemption Price Per Share	$8.07
CLASS R6:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,090
Net Asset Value, Offering and Redemption Price Per Share	$8.10

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Focus Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$76
Dividends from Security of Affiliated Issuer (Note G)	1
Income from Securities Loaned — Net	— @
Total Investment Income	77
Expenses:
Professional Fees	74
Registration Fees	18
Advisory Fees (Note B)	15
Shareholder Reporting Fees	9
Custodian Fees (Note F)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	2
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Directors' Fees and Expenses	— @
Other Expenses	9
Total Expenses	139
Expenses Reimbursed by Adviser (Note B)	(102)
Waiver of Advisory Fees (Note B)	(15)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	19
Net Investment Income	58
Realized Gain (Loss):
Investments Sold	(111)
Foreign Currency Translation	— @
Net Realized Loss	(111)
Change in Unrealized Appreciation (Depreciation):
Investments	39
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	39
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(72)
Net Decrease in Net Assets Resulting from Operations	$(14)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Focus Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)		Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$58		$92
Net Realized Loss	(111)		(408)
Net Change in Unrealized Appreciation (Depreciation)	39		786
Net Increase (Decrease) in Net Assets Resulting from Operations	(14)		470
Dividends and Distributions to Shareholders:
Class I	(32)		(109)
Class A	(—	@)	(—	@)
Class C	(—	@)	(—	@)
Class R6	(—	@)	(—	@)
Total Dividends and Distributions to Shareholders	(32)		(109)
Capital Share Transactions:(1)
Class I:
Distributions Reinvested	32		109
Class A:
Distributions Reinvested	—	@	—	@
Class C:
Distributions Reinvested	—	@	—	@
Class R6:
Subscribed	—	@	—
Distributions Reinvested	—	@	—	@
Net Increase in Net Assets Resulting from Capital Share Transactions	32		109
Total Increase (Decrease) in Net Assets	(14)		470
Net Assets:
Beginning of Period	4,309		3,839
End of Period	$4,295		$4,309
(1) Capital Share Transactions:
Class I:
Shares Issued on Distributions Reinvested	4		14
Class A:
Shares Issued on Distributions Reinvested	—	@@	—	@@
Class C:
Shares Issued on Distributions Reinvested	—	@@	—	@@
Class R6:
Shares Subscribed	—	@@	—
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class R6 Shares Outstanding	—	@@	—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Focus Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,				Period from July 30, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$8.18		$7.50		$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.18		0.17		0.04
Net Realized and Unrealized Gain (Loss)	(0.13)		0.71		(3.00)		0.50
Total from Investment Operations	(0.02)		0.89		(2.83)		0.54
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.21)		(0.16)		(0.05)
Net Asset Value, End of Period	$8.10		$8.18		$7.50		$10.49
Total Return(3)	(0.23	)%(4)	12.15	%(5)	(27.10)%		5.38	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,269		$4,283		$3,816		$5,239
Ratio of Expenses Before Expense Limitation	6.44	%(6)	7.63%		8.66%		8.85	%(6)
Ratio of Expenses After Expense Limitation	0.85	%(6)(7)	0.90	%(7)(8)(9)	0.95	%(7)	0.94	%(6)(7)
Ratio of Net Investment Income	2.85	%(6)(7)	2.38	%(7)(9)	1.95	%(7)	0.89	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(6)(10)
Portfolio Turnover Rate	53	%(4)	95%		113%		44	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class I shares. Prior to December 11, 2023, the maximum ratio was 0.95% for Class I shares.

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.94%	2.34%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Focus Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,				Period from July 30, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$8.20		$7.52		$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.16		0.16		0.03
Net Realized and Unrealized Gain (Loss)	(0.14)		0.70		(3.02)		0.49
Total from Investment Operations	(0.04)		0.86		(2.86)		0.52
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.18)		(0.11)		(0.03)
Net Asset Value, End of Period	$8.11		$8.20		$7.52		$10.49
Total Return(3)	(0.44	)%(4)	11.73	%(5)	(27.38)%		5.23	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$9		$8		$39
Ratio of Expenses Before Expense Limitation	30.79	%(6)	35.38%		16.98%		14.76	%(6)
Ratio of Expenses After Expense Limitation	1.20	%(6)(7)	1.25	%(7)(8)(9)	1.30	%(7)	1.30	%(6)(7)
Ratio of Net Investment Income	2.48	%(6)(7)	2.03	%(7)(9)	1.76	%(7)	0.63	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(6)(10)
Portfolio Turnover Rate	53	%(4)	95%		113%		44	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.20% for Class A shares. Prior to December 11, 2023, the maximum ratio was 1.30% for Class A shares.

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.29%	1.99%

(10)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Focus Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,				Period from July 30, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$8.18		$7.50		$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.07		0.10		0.07		(0.01)
Net Realized and Unrealized Gain (Loss)	(0.14)		0.71		(2.99)		0.50
Total from Investment Operations	(0.07)		0.81		(2.92)		0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.13)		(0.07)		(0.00	)(3)
Net Asset Value, End of Period	$8.07		$8.18		$7.50		$10.49
Total Return(4)	(0.87	)%(5)	10.91	%(6)	(27.91)%		4.92	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$8		$7		$10
Ratio of Expenses Before Expense Limitation	31.99	%(7)	37.01%		33.59%		27.58	%(7)
Ratio of Expenses After Expense Limitation	1.95	%(7)(8)	2.00	%(8)(9)(10)	2.05	%(8)	2.05	%(7)(8)
Ratio of Net Investment Income (Loss)	1.72	%(7)(8)	1.28	%(8)(10)	0.84	%(8)	(0.23	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(7)(11)
Portfolio Turnover Rate	53	%(5)	95%		113%		44	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.95% for Class C shares. Prior to December 11, 2023, the maximum ratio was 2.05% for Class C shares.

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.04%	1.24%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Focus Real Estate Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,				Period from July 30, 2021(2) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$8.18		$7.50		$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.12		0.18		0.17		0.04
Net Realized and Unrealized Gain (Loss)	(0.14)		0.71		(3.00)		0.50
Total from Investment Operations	(0.02)		0.89		(2.83)		0.54
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.21)		(0.16)		(0.05)
Net Asset Value, End of Period	$8.10		$8.18		$7.50		$10.49
Total Return(4)	(0.22	)%(5)	12.20	%(6)	(27.06)%		(5.39	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$9		$8		$11
Ratio of Expenses Before Expense Limitation	30.62	%(7)	36.42%		32.89%		26.54	%(7)
Ratio of Expenses After Expense Limitation	0.80	%(7)(8)	0.85	%(8)(9)(10)	0.90	%(8)	0.90	%(7)(8)
Ratio of Net Investment Income	2.93	%(7)(8)	2.42	%(8)(10)	2.00	%(8)	0.93	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.00	%(11)	0.00	%(7)(11)
Portfolio Turnover Rate	53	%(5)	95%		113%		44	%(5)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class R6 shares. Prior to December 11, 2023, the maximum ratio was 0.90% for Class R6 shares.

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.89%	2.38%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Global Focus Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter

("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Data Centers	$386	$—	$—	$386
Diversified	—	489	—	489
Health Care	538	—	—	538
Industrial	267	173	—	440
Industrial/Office Mixed	—	30	—	30
Lodging/Resorts	86	100	—	186
Office	44	105	—	149
Residential	487	130	—	617
Retail	410	191	—	601
Self Storage	211	33	—	244
Specialty	257	—	—	257
Telecommunications REITs	251	—	—	251
Total Common Stocks	2,937	1,251	—	4,188
Short-Term Investment
Investment Company	14	—	—	14
Total Assets	$2,951	$1,251	$—	$4,202

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2024, the Fund did not have any outstanding securities on loan.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.70%	0.65%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.95% for Class C shares and 0.80% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $15,000 of advisory fees were waived and approximately $105,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,276,000 and $2,192,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$34	$341	$361	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$14

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:	2022 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$109	$80

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$2	$(2)

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$47	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $662,000 and $528,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund did not have record owners of 10% or greater.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the period since its inception in July 2021. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSBEX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual Financial Statements and Additional Information
June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
France (5.0%)
L'Oreal SA	114,349	$50,332
LVMH Moet Hennessy Louis Vuitton SE	48,841	37,500
Pernod Ricard SA	384,049	52,400
		140,232
Germany (6.7%)
SAP SE	925,719	185,954
Italy (0.2%)
Davide Campari-Milano NV	749,346	7,094
Netherlands (1.3%)
Heineken NV	115,211	11,146
Universal Music Group NV	802,930	23,886
		35,032
United Kingdom (10.3%)
Experian PLC	1,065,383	49,494
Haleon PLC	12,822,923	52,173
Reckitt Benckiser Group PLC	1,303,941	70,542
RELX PLC (Euronext NV)	509,029	23,295
RELX PLC (LSE)	1,953,913	89,526
		285,030
United States (74.5%)
Abbott Laboratories	825,304	85,757
Accenture PLC, Class A	458,612	139,148
Aon PLC, Class A	309,501	90,863
Arthur J Gallagher & Co.	288,896	74,914
Automatic Data Processing, Inc.	299,477	71,482
Becton Dickinson & Co.	399,168	93,290
Broadridge Financial Solutions, Inc.	199,935	39,387
CDW Corp.	221,096	49,490
CME Group, Inc.	142,533	28,022
Coca-Cola Co.	1,341,570	85,391
Constellation Brands, Inc., Class A	259,405	66,740
Danaher Corp.	85,249	21,300
Equifax, Inc.	242,347	58,759
FactSet Research Systems, Inc.	62,699	25,598
Hologic, Inc. (a)	378,068	28,072
Intercontinental Exchange, Inc.	893,638	122,330
Jack Henry & Associates, Inc.	81,512	13,533
Microsoft Corp.	541,505	242,026
Moody's Corp.	103,308	43,485
Otis Worldwide Corp.	511,369	49,224
Philip Morris International, Inc.	548,766	55,606
Procter & Gamble Co.	453,289	74,756
Roper Technologies, Inc.	133,001	74,967
Steris PLC	162,289	35,629
Thermo Fisher Scientific, Inc.	173,812	96,118
UnitedHealth Group, Inc.	204,642	104,216
Visa, Inc., Class A	612,522	160,769
Zoetis, Inc.	224,361	38,895
		2,069,767
Total Common Stocks (Cost $1,794,087)		2,723,109
	Shares	Value (000)
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $41,678)	41,677,714	$41,678
Total Investments (99.5%) (Cost $1,835,765) (b)(c)		2,764,787
Other Assets in Excess of Liabilities (0.5%)		13,079
Net Assets (100.0%)		$2,777,866

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $653,342,000 and 23.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $973,099,000 and the aggregate gross unrealized depreciation is approximately $44,077,000, resulting in net unrealized appreciation of approximately $929,022,000.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.6%
Software	18.2
Professional Services	11.9
Health Care Equipment & Supplies	8.8
Beverages	8.0
Capital Markets	7.9
Financial Services	6.3
Insurance	6.0
Household Products	5.3
Information Technology Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,794,087)	$2,723,109
Investment in Security of Affiliated Issuer, at Value (Cost $41,678)	41,678
Total Investments in Securities, at Value (Cost $1,835,765)	2,764,787
Foreign Currency, at Value (Cost $6,556)	6,553
Receivable for Investments Sold	38,239
Dividends Receivable	2,531
Receivable for Fund Shares Sold	2,452
Tax Reclaim Receivable	902
Receivable from Affiliate	160
Other Assets	195
Total Assets	2,815,819
Liabilities:
Payable for Investments Purchased	28,267
Payable for Advisory Fees	5,080
Payable for Fund Shares Redeemed	3,607
Payable for Sub Transfer Agency Fees — Class I	355
Payable for Sub Transfer Agency Fees — Class A	52
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	15
Payable for Administration Fees	184
Payable for Shareholder Service Fees — Class A	65
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	78
Payable for Professional Fees	47
Payable for Custodian Fees	24
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	1
Other Liabilities	165
Total Liabilities	37,953
Net Assets	$2,777,866
Net Assets Consist of:
Paid-in-Capital	$1,720,927
Total Distributable Earnings	1,056,939
Net Assets	$2,777,866

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$2,025,960
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	57,325,268
Net Asset Value, Offering and Redemption Price Per Share	$35.34
CLASS A:
Net Assets	$312,272
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,086,119
Net Asset Value, Redemption Price Per Share	$34.37
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.90
Maximum Offering Price Per Share	$36.27
CLASS L:
Net Assets	$7,995
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	233,531
Net Asset Value, Offering and Redemption Price Per Share	$34.23
CLASS C:
Net Assets	$93,744
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,812,863
Net Asset Value, Offering and Redemption Price Per Share	$33.33
CLASS R6:
Net Assets	$337,895
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,553,229
Net Asset Value, Offering and Redemption Price Per Share	$35.37

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $627 of Foreign Taxes Withheld)	$22,744
Dividends from Security of Affiliated Issuer (Note G)	1,196
Total Investment Income	23,940
Expenses:
Advisory Fees (Note B)	10,441
Administration Fees (Note C)	1,151
Sub Transfer Agency Fees — Class I	962
Sub Transfer Agency Fees — Class A	136
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	36
Shareholder Service Fees — Class A (Note D)	406
Distribution and Shareholder Services Fees — Class L (Note D)	31
Distribution and Shareholder Services Fees — Class C (Note D)	501
Professional Fees	78
Registration Fees	52
Custodian Fees (Note F)	49
Shareholder Reporting Fees	46
Transfer Agency Fees — Class I (Note E)	14
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	2
Directors' Fees and Expenses	19
Pricing Fees	1
Other Expenses	68
Total Expenses	14,001
Rebate from Morgan Stanley Affiliate (Note G)	(44)
Net Expenses	13,957
Net Investment Income	9,983
Realized Gain (Loss):
Investments Sold	140,840
Foreign Currency Translation	(21)
Net Realized Gain	140,819
Change in Unrealized Appreciation (Depreciation):
Investments	(69,564)
Foreign Currency Translation	(33)
Net Change in Unrealized Appreciation (Depreciation)	(69,597)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	71,222
Net Increase in Net Assets Resulting from Operations	$81,205

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$9,983	$24,360
Net Realized Gain	140,819	61,013
Net Change in Unrealized Appreciation (Depreciation)	(69,597)	365,660
Net Increase in Net Assets Resulting from Operations	81,205	451,033
Dividends and Distributions to Shareholders:
Class I	—	(41,648)
Class A	—	(5,853)
Class L	—	(104)
Class C	—	(1,178)
Class R6	—	(6,476)
Total Dividends and Distributions to Shareholders	—	(55,259)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	191,159	351,348
Distributions Reinvested	—	40,461
Redeemed	(385,416)	(556,850)
Class A:
Subscribed	22,375	46,023
Distributions Reinvested	—	5,586
Redeemed	(57,485)	(86,953)
Class L:
Distributions Reinvested	—	104
Redeemed	(252)	(471)
Class C:
Subscribed	4,250	8,550
Distributions Reinvested	—	1,144
Redeemed	(16,595)	(30,484)
Class R6:
Subscribed	18,303	4,831
Distributions Reinvested	—	6,248
Redeemed	(10,961)	(259,847)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(234,622)	(470,310)
Total Decrease in Net Assets	(153,417)	(74,536)
Net Assets:
Beginning of Period	2,931,283	3,005,819
End of Period	$2,777,866	$2,931,283

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Franchise Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5,365	10,888
Shares Issued on Distributions Reinvested	—	1,192
Shares Redeemed	(10,908)	(17,209)
Net Decrease in Class I Shares Outstanding	(5,543)	(5,129)
Class A:
Shares Subscribed	653	1,457
Shares Issued on Distributions Reinvested	—	169
Shares Redeemed	(1,668)	(2,745)
Net Decrease in Class A Shares Outstanding	(1,015)	(1,119)
Class L:
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(7)	(15)
Net Decrease in Class L Shares Outstanding	(7)	(12)
Class C:
Shares Subscribed	127	277
Shares Issued on Distributions Reinvested	—	36
Shares Redeemed	(498)	(993)
Net Decrease in Class C Shares Outstanding	(371)	(680)
Class R6:
Shares Subscribed	511	150
Shares Issued on Distributions Reinvested	—	184
Shares Redeemed	(306)	(8,005)
Net Increase (Decrease) in Class R6 Shares Outstanding	205	(7,671)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$34.36		$30.10		$36.99		$31.20		$28.53		$23.03
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.29		0.25		0.27		0.30		0.30
Net Realized and Unrealized Gain (Loss)	0.85		4.64		(6.63)		6.54		3.45		6.51
Total from Investment Operations	0.98		4.93		(6.38)		6.81		3.75		6.81
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.25)		(0.27)		(0.28)		(0.27)
Net Realized Gain	—		(0.37)		(0.26)		(0.74)		(0.80)		(1.04)
Paid-in-Capital	—		—		—		(0.01)		—		—
Total Distributions	—		(0.67)		(0.51)		(1.02)		(1.08)		(1.31)
Net Asset Value, End of Period	$35.34		$34.36		$30.10		$36.99		$31.20		$28.53
Total Return(2)	2.85	%(3)	16.42	%(4)	(17.24)%		21.92%		13.22%		29.60%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,025,960		$2,160,291		$2,046,621		$2,790,499		$2,300,448		$1,593,092
Ratio of Expenses Before Expense Limitation	0.92	%(5)	0.92%		0.92%		0.91%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.92	%(5)(6)	0.92	%(6)	0.92	%(6)	0.91	%(6)	0.92	%(6)	0.93	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.92	%(6)	0.93	%(6)
Ratio of Net Investment Income	0.75	%(5)(6)	0.88	%(6)	0.79	%(6)	0.79	%(6)	1.04	%(6)	1.09	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	14	%(3)	15%		15%		17%		19%		16%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$33.46		$29.32		$36.05		$30.44		$27.86		$22.53
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.20		0.17		0.18		0.22		0.23
Net Realized and Unrealized Gain (Loss)	0.82		4.53		(6.46)		6.37		3.37		6.35
Total from Investment Operations	0.91		4.73		(6.29)		6.55		3.59		6.58
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.18)		(0.19)		(0.21)		(0.21)
Net Realized Gain	—		(0.37)		(0.26)		(0.74)		(0.80)		(1.04)
Paid-in-Capital	—		—		—		(0.01)		—		—
Total Distributions	—		(0.59)		(0.44)		(0.94)		(1.01)		(1.25)
Net Asset Value, End of Period	$34.37		$33.46		$29.32		$36.05		$30.44		$27.86
Total Return(2)	2.72	%(3)	16.16	%(4)	(17.45)%		21.61%		12.95%		29.24%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$312,272		$337,938		$328,979		$395,450		$317,673		$292,491
Ratio of Expenses Before Expense Limitation	1.16	%(5)	1.17%		1.16%		1.16%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.16	%(5)(6)	1.16	%(6)(7)	1.16	%(6)	1.16	%(6)	1.16	%(6)	1.19	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.16	%(6)	1.19	%(6)
Ratio of Net Investment Income	0.50	%(5)(6)	0.64	%(6)(7)	0.57	%(6)	0.54	%(6)	0.77	%(6)	0.83	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	14	%(3)	15%		15%		17%		19%		16%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.17%	0.63%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$33.41		$29.29		$36.01		$30.41		$27.84		$22.51
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.00	(2)	0.04		0.02		0.01		0.07		0.09
Net Realized and Unrealized Gain (Loss)	0.82		4.51		(6.45)		6.36		3.36		6.35
Total from Investment Operations	0.82		4.55		(6.43)		6.37		3.43		6.44
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.03)		(0.02)		(0.06)		(0.07)
Net Realized Gain	—		(0.37)		(0.26)		(0.74)		(0.80)		(1.04)
Paid-in-Capital	—		—		—		(0.01)		—		—
Total Distributions	—		(0.43)		(0.29)		(0.77)		(0.86)		(1.11)
Net Asset Value, End of Period	$34.23		$33.41		$29.29		$36.01		$30.41		$27.84
Total Return(3)	2.48	%(4)	15.57	%(5)	(17.86)%		21.02%		12.38%		28.62%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,995		$8,048		$7,397		$9,473		$8,390		$8,388
Ratio of Expenses Before Expense Limitation	1.66	%(6)	1.67%		1.66%		1.66%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.66	%(6)(7)	1.66	%(7)(8)	1.66	%(7)	1.66	%(7)	1.66	%(7)	1.69	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.66	%(7)	1.69	%(7)
Ratio of Net Investment Income	0.00	%(6)(7)(9)	0.13	%(7)(8)	0.06	%(7)	0.05	%(7)	0.26	%(7)	0.31	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	14	%(4)	15%		15%		17%		19%		16%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.67%	0.12%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Franchise Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$32.56		$28.57		$35.18		$29.77		$27.30		$22.13
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.04)		(0.03)		(0.06)		(0.06)		0.01		0.02
Net Realized and Unrealized Gain (Loss)	0.81		4.39		(6.29)		6.21		3.27		6.23
Total from Investment Operations	0.77		4.36		(6.35)		6.15		3.28		6.25
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		(0.04)
Net Realized Gain	—		(0.37)		(0.26)		(0.74)		(0.80)		(1.04)
Paid-in-Capital	—		—		—		(0.00	)(2)	—		—
Total Distributions	—		(0.37)		(0.26)		(0.74)		(0.81)		(1.08)
Net Asset Value, End of Period	$33.33		$32.56		$28.57		$35.18		$29.77		$27.30
Total Return(3)	2.36	%(4)	15.29	%(5)	(18.06)%		20.74%		12.09%		28.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,744		$103,671		$110,399		$157,721		$125,919		$99,141
Ratio of Expenses Before Expense Limitation	1.90	%(6)	1.91%		1.90%		1.90%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.90	%(6)(7)	1.90	%(7)(8)	1.90	%(7)	1.90	%(7)	1.91	%(7)	1.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.91	%(7)	1.95	%(7)
Ratio of Net Investment Income (Loss)	(0.24	)%(6)(7)	(0.10	)%(7)(8)	(0.19	)%(7)	(0.20	)%(7)	0.03	%(7)	0.07	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	14	%(4)	15%		15%		17%		19%		16%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.91%	(0.11)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Franchise Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$34.37		$30.11		$37.01		$31.21		$28.53		$23.03
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.31		0.29		0.31		0.33		0.32
Net Realized and Unrealized Gain (Loss)	0.85		4.65		(6.64)		6.54		3.45		6.51
Total from Investment Operations	1.00		4.96		(6.35)		6.85		3.78		6.83
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.29)		(0.30)		(0.30)		(0.29)
Net Realized Gain	—		(0.37)		(0.26)		(0.74)		(0.80)		(1.04)
Paid-in-Capital	—		—		—		(0.01)		—		—
Total Distributions	—		(0.70)		(0.55)		(1.05)		(1.10)		(1.33)
Net Asset Value, End of Period	$35.37		$34.37		$30.11		$37.01		$31.21		$28.53
Total Return(3)	2.91	%(4)	16.52	%(5)	(17.17)%		22.05%		13.33%		29.67%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$337,895		$321,335		$512,423		$605,486		$370,127		$137,283
Ratio of Expenses Before Expense Limitation	0.83	%(6)	0.83%		0.83%		0.82%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.83	%(6)(7)	0.82	%(7)(8)	0.83	%(7)	0.82	%(7)	0.83	%(7)	0.86	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.83	%(7)	0.86	%(7)
Ratio of Net Investment Income	0.84	%(6)(7)	0.97	%(7)(8)	0.90	%(7)	0.90	%(7)	1.14	%(7)	1.21	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	14	%(4)	15%		15%		17%		19%		16%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.83%	0.96%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Global Franchise Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$152,131	$70,640	$—	$222,771
Capital Markets	219,435	—	—	219,435
Electronic Equipment, Instruments & Components	49,490	—	—	49,490
Entertainment	—	23,886	—	23,886
Financial Services	174,302	—	—	174,302
Health Care Equipment & Supplies	242,748	—	—	242,748
Health Care Providers & Services	104,216	—	—	104,216
Household Products	74,756	70,542	—	145,298

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$139,148	$—	$—	$139,148
Insurance	165,777	—	—	165,777
Life Sciences Tools & Services	117,418	—	—	117,418
Machinery	49,224	—	—	49,224
Personal Care Products	—	102,505	—	102,505
Pharmaceuticals	38,895	—	—	38,895
Professional Services	169,628	162,315	—	331,943
Software	316,993	185,954	—	502,947
Textiles, Apparel & Luxury Goods	—	37,500	—	37,500
Tobacco	55,606	—	—	55,606
Total Common Stocks	2,069,767	653,342	—	2,723,109
Short-Term Investment
Investment Company	41,678	—	—	41,678
Total Assets	$2,111,445	$653,342	$—	$2,764,787

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.72% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95%

for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2024.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $2,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $401,342,000 and $617,065,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $44,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$64,813	$266,097	$289,232	$1,196
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$41,678

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment op-

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

tions under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$23,775	$31,484	$24,079	$25,409

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$242	$5,567

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.6%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
21

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSFBX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Semi-Annual Financial Statements and Additional Information
June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Australia (0.6%)
Transurban Group (Units) (a)	183,923	$1,517
Brazil (0.2%)
Rumo SA	134,083	497
Canada (20.5%)
Canadian National Railway Co.	98	12
Enbridge, Inc.	320,275	11,394
Fortis, Inc.	70,273	2,731
GFL Environmental, Inc.	371,586	14,466
Keyera Corp.	132,211	3,662
Pembina Pipeline Corp.	252,843	9,381
TC Energy Corp. (b)	192,712	7,305
		48,951
China (0.8%)
China Resources Gas Group Ltd. (c)	248,000	868
ENN Energy Holdings Ltd. (c)	132,900	1,095
		1,963
France (2.8%)
Getlink SE	88,352	1,463
Vinci SA	48,644	5,127
		6,590
Hong Kong (0.6%)
Power Assets Holdings Ltd.	272,500	1,473
Italy (2.4%)
Infrastrutture Wireless Italiane SpA	133,802	1,394
Snam SpA (b)	445,637	1,968
Terna — Rete Elettrica Nazionale	302,162	2,329
		5,691
Japan (1.1%)
Central Japan Railway Co.	57,300	1,242
Tokyo Gas Co. Ltd.	58,400	1,257
		2,499
Mexico (3.4%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	516,362	8,115
Spain (7.7%)
Aena SME SA	22,858	4,629
Cellnex Telecom SA (d)	162,714	5,292
Ferrovial SE	115,495	4,487
Iberdrola SA	169,738	2,202
Redeia Corp. SA (b)	99,679	1,743
		18,353
Switzerland (0.7%)
Flughafen Zurich AG (Registered)	8,003	1,772
United Kingdom (9.1%)
National Grid PLC	1,602,422	17,893
Pennon Group PLC	53,559	389
Severn Trent PLC	76,320	2,297
United Utilities Group PLC	97,737	1,214
		21,793
	Shares	Value (000)
United States (48.8%)
American Electric Power Co., Inc.	23,313	$2,045
American Tower Corp. REIT	91,607	17,807
American Water Works Co., Inc.	18,160	2,345
Atmos Energy Corp.	41,609	4,854
CenterPoint Energy, Inc.	203,305	6,298
Cheniere Energy, Inc.	41,312	7,223
CMS Energy Corp.	96,524	5,746
Crown Castle, Inc. REIT	37,184	3,633
Edison International	69,977	5,025
Equinix, Inc. REIT	1,886	1,427
Essential Utilities, Inc.	31,244	1,166
Eversource Energy	31,328	1,777
Exelon Corp.	144,721	5,009
Kinder Morgan, Inc.	84,020	1,669
NiSource, Inc.	188,151	5,421
ONEOK, Inc.	123,829	10,098
PG&E Corp.	317,000	5,535
PPL Corp.	56,666	1,567
SBA Communications Corp. REIT	5,848	1,148
Sempra	116,297	8,846
Southern Co.	25,988	2,016
Targa Resources Corp.	62,859	8,095
Williams Cos., Inc.	97,573	4,147
Xcel Energy, Inc.	63,871	3,411
		116,308
Total Common Stocks (Cost $203,670)		235,522
Short-Term Investments (4.2%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.14% (See Note G) (Cost $1,079)	1,078,915	1,079
Securities held as Collateral on Loaned Securities (3.7%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $6,933)	6,932,651	6,933
	Face Amount (000)
Repurchase Agreements (0.8%)
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $1,321; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $1,347)	$1,321	1,320

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $608; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $620)	$608	$608
		1,928
Total Securities held as Collateral on Loaned Securities (Cost $8,861)		8,861
Total Short-Term Investments (Cost $9,940)		9,940
Total Investments (102.9%) (Cost $213,610) including $10,284 of Securities Loaned (e)(f)		245,462
Liabilities in Excess of Other Assets (–2.9%)		(6,970)
Net Assets (100.0%)		$238,492

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2024.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate fair value and percentage of net assets, $61,651,000 and 25.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $36,784,000 and the aggregate gross unrealized depreciation is approximately $4,932,000, resulting in net unrealized appreciation of approximately $31,852,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	36.9%
Electricity Transmission & Distribution	17.8
Communications	13.0
Others	12.1
Diversified	8.5
Airports	6.1
Other**	5.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $205,598)	$237,450
Investment in Security of Affiliated Issuer, at Value (Cost $8,012)	8,012
Total Investments in Securities, at Value (Cost $213,610)	245,462
Foreign Currency, at Value (Cost $283)	283
Cash	4
Dividends Receivable	1,370
Receivable for Investments Sold	685
Receivable for Fund Shares Sold	80
Tax Reclaim Receivable	20
Receivable from Securities Lending Income	13
Receivable from Affiliate	4
Other Assets	95
Total Assets	248,016
Liabilities:
Collateral on Securities Loaned, at Value	8,861
Payable for Advisory Fees	383
Payable for Fund Shares Redeemed	68
Payable for Sub Transfer Agency Fees — Class I	21
Payable for Sub Transfer Agency Fees — Class A	24
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Professional Fees	38
Payable for Directors' Fees and Expenses	36
Payable for Shareholder Services Fees — Class A	29
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Administration Fees	16
Payable for Custodian Fees	14
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	7
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	25
Total Liabilities	9,524
Net Assets	$238,492
Net Assets Consist of:
Paid-in-Capital	$232,141
Total Distributable Earnings	6,351
Net Assets	$238,492

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$92,679
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,846,969
Net Asset Value, Offering and Redemption Price Per Share	$11.81
CLASS A:
Net Assets	$142,084
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,076,752
Net Asset Value, Redemption Price Per Share	$11.77
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.65
Maximum Offering Price Per Share	$12.42
CLASS L:
Net Assets	$2,342
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	200,190
Net Asset Value, Offering and Redemption Price Per Share	$11.70
CLASS C:
Net Assets	$1,363
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	118,380
Net Asset Value, Offering and Redemption Price Per Share	$11.51
CLASS R6:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,048
Net Asset Value, Offering and Redemption Price Per Share	$11.74
CLASS IR:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,019
Net Asset Value, Offering and Redemption Price Per Share	$11.80
(1) Including: Securities on Loan, at Value:	$10,284

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $293 of Foreign Taxes Withheld)	$5,036
Dividends from Security of Affiliated Issuer (Note G)	85
Income from Securities Loaned — Net	53
Total Investment Income	5,174
Expenses:
Advisory Fees (Note B)	1,046
Shareholder Services Fees — Class A (Note D)	184
Distribution and Shareholder Services Fees — Class L (Note D)	9
Distribution and Shareholder Services Fees — Class C (Note D)	7
Sub Transfer Agency Fees — Class I	53
Sub Transfer Agency Fees — Class A	53
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	98
Professional Fees	69
Registration Fees	34
Custodian Fees (Note F)	28
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	19
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	17
Directors' Fees and Expenses	3
Pricing Fees	2
Interest Expenses	1
Other Expenses	11
Total Expenses	1,643
Waiver of Advisory Fees (Note B)	(152)
Reimbursement of Class Specific Expenses — Class I (Note B)	(41)
Reimbursement of Class Specific Expenses — Class A (Note B)	(58)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	1,385
Net Investment Income	3,789
Realized Loss:
Investments Sold	(4,406)
Foreign Currency Translation	(25)
Net Realized Loss	(4,431)
Change in Unrealized Appreciation (Depreciation):
Investments	(967)
Foreign Currency Translation	(12)
Net Change in Unrealized Appreciation (Depreciation)	(979)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(5,410)
Net Decrease in Net Assets Resulting from Operations	$(1,621)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,789	$6,443
Net Realized Loss	(4,431)	(11,501)
Net Change in Unrealized Appreciation (Depreciation)	(979)	17,846
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,621)	12,788
Dividends and Distributions to Shareholders:
Class I	—	(3,232)
Class A	—	(4,568)
Class L	—	(60)
Class C	—	(22)
Class R6	—	(— @)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(7,882)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	10,684	72,427
Distributions Reinvested	—	3,179
Redeemed	(18,799)	(55,927)
Class A:
Subscribed	405	1,441
Distributions Reinvested	—	4,459
Redeemed	(14,874)	(25,103)
Class L:
Distributions Reinvested	—	58
Redeemed	(207)	(212)
Class C:
Subscribed	179	96
Distributions Reinvested	—	22
Redeemed	(285)	(2,005)
Class R6:
Distributions Reinvested	—	— @
Class IR:
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(22,897)	(1,565)
Total Increase (Decrease) in Net Assets	(24,518)	3,341
Net Assets:
Beginning of Period	263,010	259,669
End of Period	$238,492	$263,010

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Infrastructure Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	922	6,351
Shares Issued on Distributions Reinvested	—	272
Shares Redeemed	(1,626)	(4,720)
Net Increase (Decrease) in Class I Shares Outstanding	(704)	1,903
Class A:
Shares Subscribed	35	119
Shares Issued on Distributions Reinvested	—	383
Shares Redeemed	(1,280)	(2,132)
Net Decrease in Class A Shares Outstanding	(1,245)	(1,630)
Class L:
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(18)	(18)
Net Decrease in Class L Shares Outstanding	(18)	(13)
Class C:
Shares Subscribed	15	8
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(25)	(171)
Net Decrease in Class C Shares Outstanding	(10)	(161)
Class R6:
Shares Issued on Distributions Reinvested	—	— @@
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$11.86		$11.76		$15.26		$14.47		$15.37		$12.39
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.32		0.28		0.30		0.13		0.35
Net Realized and Unrealized Gain (Loss)	(0.24)		0.16		(1.57)		1.72		(0.36)		3.11
Total from Investment Operations	(0.05)		0.48		(1.29)		2.02		(0.23)		3.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)		(0.36)		(0.35)		(0.40)		(0.36)
Net Realized Gain	—		—		(1.85)		(0.88)		(0.27)		(0.12)
Total Distributions	—		(0.38)		(2.21)		(1.23)		(0.67)		(0.48)
Net Asset Value, End of Period	$11.81		$11.86		$11.76		$15.26		$14.47		$15.37
Total Return(2)	(0.42	)%(3)	4.13	%(4)	(8.40)%		14.14%		(1.45)%		27.94%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$92,679		$101,389		$78,217		$91,045		$68,255		$89,371
Ratio of Expenses Before Expense Limitation	1.18	%(5)	1.20%		1.20%		1.18%		1.18%		1.16%
Ratio of Expenses After Expense Limitation	0.97	%(5)(6)	0.88	%(6)(7)	0.97	%(6)	0.97	%(6)	0.97	%(6)	0.97	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.97	%(5)(6)	0.88	%(6)(7)	N/A		N/A		0.97	%(6)	0.97	%(6)
Ratio of Net Investment Income	3.23	%(5)(6)	2.71	%(6)(7)	1.96	%(6)	1.95	%(6)	0.94	%(6)	2.40	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	24	%(3)	42%		57%		61%		62%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.97%	2.62%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Infrastructure Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$11.82		$11.73		$15.22		$14.44		$15.33		$12.36
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17		0.29		0.24		0.27		0.11		0.31
Net Realized and Unrealized Gain (Loss)	(0.22)		0.15		(1.56)		1.70		(0.37)		3.10
Total from Investment Operations	(0.05)		0.44		(1.32)		1.97		(0.26)		3.41
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.32)		(0.31)		(0.36)		(0.32)
Net Realized Gain	—		—		(1.85)		(0.88)		(0.27)		(0.12)
Total Distributions	—		(0.35)		(2.17)		(1.19)		(0.63)		(0.44)
Net Asset Value, End of Period	$11.77		$11.82		$11.73		$15.22		$14.44		$15.33
Total Return(2)	(0.51	)%(3)	3.78	%(4)	(8.60)%		13.89%		(1.69)%		27.62%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$142,084		$157,533		$175,406		$224,318		$213,128		$240,350
Ratio of Expenses Before Expense Limitation	1.41	%(5)	1.42%		1.41%		1.39%		1.38%		1.37%
Ratio of Expenses After Expense Limitation	1.21	%(5)(6)	1.14	%(6)(7)	1.21	%(6)	1.21	%(6)	1.21	%(6)	1.21	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.21	%(5)(6)	1.14	%(6)(7)	N/A		N/A		1.21	%(6)	1.21	%(6)
Ratio of Net Investment Income	2.99	%(5)(6)	2.45	%(6)(7)	1.70	%(6)	1.74	%(6)	0.74	%(6)	2.16	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	24	%(3)	42%		57%		61%		62%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.21%	2.38%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Infrastructure Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$11.79		$11.70		$15.18		$14.40		$15.29		$12.33
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.14		0.22		0.16		0.18		0.02		0.23
Net Realized and Unrealized Gain (Loss)	(0.23)		0.15		(1.55)		1.69		(0.36)		3.08
Total from Investment Operations	(0.09)		0.37		(1.39)		1.87		(0.34)		3.31
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.24)		(0.21)		(0.28)		(0.23)
Net Realized Gain	—		—		(1.85)		(0.88)		(0.27)		(0.12)
Total Distributions	—		(0.28)		(2.09)		(1.09)		(0.55)		(0.35)
Net Asset Value, End of Period	$11.70		$11.79		$11.70		$15.18		$14.40		$15.29
Total Return(2)	(0.76	)%(3)	3.19	%(4)	(9.09)%		13.28%		(2.27)%		26.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,342		$2,571		$2,708		$3,275		$3,163		$3,718
Ratio of Expenses Before Expense Limitation	2.00	%(5)	2.01%		1.95%		1.98%		1.94%		1.93%
Ratio of Expenses After Expense Limitation	1.78	%(5)(6)	1.70	%(6)(7)	1.78	%(6)	1.78	%(6)	1.78	%(6)	1.78	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.78	%(5)(6)	1.70	%(6)(7)	N/A		N/A		1.78	%(6)	1.78	%(6)
Ratio of Net Investment Income	2.42	%(5)(6)	1.88	%(6)(7)	1.15	%(6)	1.17	%(6)	0.17	%(6)	1.58	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	24	%(3)	42%		57%		61%		62%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.78%	1.80%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Infrastructure Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$11.62		$11.46		$14.90		$14.18		$15.08		$12.17
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.12		0.18		0.12		0.14		(0.02)		0.18
Net Realized and Unrealized Gain (Loss)	(0.23)		0.15		(1.54)		1.66		(0.36)		3.05
Total from Investment Operations	(0.11)		0.33		(1.42)		1.80		(0.38)		3.23
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.17)		(0.20)		(0.25)		(0.20)
Net Realized Gain	—		—		(1.85)		(0.88)		(0.27)		(0.12)
Total Distributions	—		(0.17)		(2.02)		(1.08)		(0.52)		(0.32)
Net Asset Value, End of Period	$11.51		$11.62		$11.46		$14.90		$14.18		$15.08
Total Return(2)	(0.95	)%(3)	2.95	%(4)	(9.42)%		12.93%		(2.53)%		26.55%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,363		$1,493		$3,314		$4,218		$2,787		$2,901
Ratio of Expenses Before Expense Limitation	2.32	%(5)	2.27%		2.22%		2.19%		2.22%		2.20%
Ratio of Expenses After Expense Limitation	2.07	%(5)(6)	2.02	%(6)(7)	2.07	%(6)	2.07	%(6)	2.07	%(6)	2.07	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.07	%(5)(6)	2.02	%(6)(7)	N/A		N/A		2.07	%(6)	2.07	%(6)
Ratio of Net Investment Income (Loss)	2.13	%(5)(6)	1.56	%(6)(7)	0.89	%(6)	0.92	%(6)	(0.12	)%(6)	1.30	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	24	%(3)	42%		57%		61%		62%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.07%	1.51%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Infrastructure Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$11.78		$11.69		$15.18		$14.40		$15.29		$12.38
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.32		0.32		0.34		0.15		0.38
Net Realized and Unrealized Gain (Loss)	(0.23)		0.15		(1.60)		1.67		(0.37)		3.01
Total from Investment Operations	(0.04)		0.47		(1.28)		2.01		(0.22)		3.39
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)		(0.36)		(0.35)		(0.40)		(0.36)
Net Realized Gain	—		—		(1.85)		(0.88)		(0.27)		(0.12)
Total Distributions	—		(0.38)		(2.21)		(1.23)		(0.67)		(0.48)
Net Asset Value, End of Period	$11.74		$11.78		$11.69		$15.18		$14.40		$15.29
Total Return(3)	(0.34	)%(4)	4.09	%(5)	(8.35)%		14.17%		(1.37)%		27.31%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12		$12		$13		$11		$11
Ratio of Expenses Before Expense Limitation	21.83	%(6)	21.87%		17.69%		20.38%		20.65%		1.05%
Ratio of Expenses After Expense Limitation	0.94	%(6)(7)	0.86	%(7)(8)	0.94	%(7)	0.94	%(7)	0.94	%(7)	0.94	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(6)(7)	0.86	%(7)(8)	N/A		N/A		0.94	%(7)	0.94	%(7)
Ratio of Net Investment Income	3.23	%(6)(7)	2.71	%(7)(8)	2.28	%(7)	2.21	%(7)	1.03	%(7)	2.71	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	24	%(4)	42%		57%		61%		62%		30%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.94%	2.63%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Infrastructure Portfolio

	Class IR
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$11.85		$11.75		$15.25		$14.47		$15.36		$12.38
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.32		0.32		0.34		0.15		0.35
Net Realized and Unrealized Gain (Loss)	(0.24)		0.16		(1.61)		1.67		(0.37)		3.11
Total from Investment Operations	(0.05)		0.48		(1.29)		2.01		(0.22)		3.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)		(0.36)		(0.35)		(0.40)		(0.36)
Net Realized Gain	—		—		(1.85)		(0.88)		(0.27)		(0.12)
Total Distributions	—		(0.38)		(2.21)		(1.23)		(0.67)		(0.48)
Net Asset Value, End of Period	$11.80		$11.85		$11.75		$15.25		$14.47		$15.36
Total Return(2)	(0.42	)%(3)	4.15	%(4)	(8.38)%		14.18%		(1.43)%		27.99%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12		$12		$13		$11		$11
Ratio of Expenses Before Expense Limitation	17.24	%(5)	19.17%		18.17%		17.82%		19.68%		19.62%
Ratio of Expenses After Expense Limitation	0.94	%(5)(6)	0.86	%(6)(7)	0.94	%(6)	0.94	%(6)	0.94	%(6)	0.94	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(5)(6)	0.86	%(6)(7)	N/A		N/A		0.94	%(6)	0.94	%(6)
Ratio of Net Investment Income	3.30	%(5)(6)	2.74	%(6)(7)	2.28	%(6)	2.20	%(6)	1.03	%(6)	2.65	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	24	%(3)	42%		57%		61%		62%		30%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.94%	2.66%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Global Infrastructure Portfolio. The Fund seeks to provide both capital appreciation and income.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$8,115	$6,401	$—	$14,516
Communications	24,015	6,686	—	30,701
Diversified	8,343	11,816	—	20,159
Electricity Transmission & Distribution	20,077	21,965	—	42,042
Oil & Gas Storage & Transportation	82,095	5,188	—	87,283
Others	27,206	1,473	—	28,679
Railroads	509	1,242	—	1,751
Toll Roads	—	2,980	—	2,980
Water	3,511	3,900	—	7,411
Total Common Stocks	173,871	61,651	—	235,522
Short-Term Investments
Investment Company	8,012	—	—	8,012
Repurchase Agreements	—	1,928	—	1,928
Total Short-Term Investments	8,012	1,928	—	9,940
Total Assets	$181,883	$63,579	$—	$245,462

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$10,284	(a)	$—	$(10,284	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $8,861,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,093,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$8,861	$—	$—	$—	$8,861
Total Borrowings	$8,861	$—	$—	$—	$8,861
Gross amount of recognized liabilities for securities lending transactions					$8,861

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.97% for Class I shares, 1.21% for Class A shares, 1.78% for Class L shares, 2.07% for Class C shares, 0.94% for Class R6 shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $152,000 of advisory fees were waived and approximately $103,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement.

The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $3,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $59,668,000 and $80,483,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$8,534	$41,550	$42,072	$85
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$8,012

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2024, included in "Directors' Fees and Expenses" in the Statement of Operations amounted to approximately $1,000. At June 30, 2024, the Fund had an accrued pension liability of approximately $36,000, which is reflected as "Payable for Directors' Fees and Expenses" in the Statement of Assets and Liabilities.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$7,882	$—	$6,885	$35,956

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$197	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $2,869,000 and $13,159,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 73.1%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MTIPX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Brazil (1.1%)
NU Holdings Ltd., Class A (a)	53,390	$688
Canada (6.0%)
Shopify, Inc., Class A (a)	55,033	3,635
Israel (5.6%)
Global-e Online Ltd. (a)	93,686	3,398
Korea, Republic of (4.4%)
Coupang, Inc. (a)	125,775	2,635
Netherlands (5.9%)
Adyen NV (a)	3,015	3,581
Singapore (7.7%)
Grab Holdings Ltd., Class A (a)	953,217	3,384
Sea Ltd. ADR (a)	17,506	1,250
		4,634
United States (65.7%)
Affirm Holdings, Inc. (a)	96,623	2,919
Agilon Health, Inc. (a)	182,155	1,191
Airbnb, Inc., Class A (a)	13,886	2,106
Arbutus Biopharma Corp. (a)	229,368	709
Aurora Innovation, Inc. (a)	330,607	916
Cardlytics, Inc. (a)	16,869	138
Carvana Co. (a)	19,325	2,488
Cloudflare, Inc., Class A (a)	64,147	5,313
Dlocal Ltd. (a)	16,030	130
DoorDash, Inc., Class A (a)	23,299	2,534
MercadoLibre, Inc. (a)	2,669	4,386
MicroStrategy, Inc., Class A (a)	1,428	1,967
Peloton Interactive, Inc., Class A (a)	60,487	204
ProKidney Corp. (a)	49,791	122
ROBLOX Corp., Class A (a)	57,404	2,136
Roivant Sciences Ltd. (a)	91,633	969
Royalty Pharma PLC, Class A	106,873	2,818
Snowflake, Inc., Class A (a)	16,366	2,211
Tesla, Inc. (a)	18,641	3,689
Trade Desk, Inc., Class A (a)	29,683	2,899
XOMA Corp. (a)	1,549	37
		39,882
Total Common Stocks (Cost $44,376)		58,453
Preferred Stock (0.0%)‡
United States (0.0%)‡
Lookout, Inc., Series F (a)(b)(c) (acquisition cost — $73; acquired 6/17/14)	6,374	16
Investment Company (2.5%)
United States (2.5%)
iShares Bitcoin Trust (a) (Cost $1,726)	44,600	1,523
	Shares	Value (000)
Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $943)	942,757	$943
Total Investments Excluding Purchased Options (100.4%) (Cost $47,118)		60,935
Total Purchased Options Outstanding (0.1%) (Cost $235)		70
Total Investments (100.5%) (Cost $47,353) (d)(e)(f)		61,005
Liabilities in Excess of Other Assets (–0.5%)		(332)
Net Assets (100.0%)		$60,673

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2024 amounts to approximately $16,000 and represents less than 0.05% of net assets.

(c)  At June 30, 2024, the Fund held fair valued securities valued at approximately $16,000, representing less than 0.05% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Securities are available for collateral in connection with purchased options.

(e)  The approximate fair value and percentage of net assets, $3,581,000 and 5.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,672,000 and the aggregate gross unrealized depreciation is approximately $4,020,000, resulting in net unrealized appreciation of approximately $13,652,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Insight Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan-25	19,293,018	$19,293	$31	$73	$(42)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	17,900,646	17,901	38	76	(38)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug-24	20,862,233	20,862	1	86	(85)
							$70	$235	$(165)

CNH  —  Chinese Yuan Renminbi Offshore

USD  — United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.0%
Information Technology Services	18.2
Broadline Retail	17.1
Financial Services	10.9
Hotels, Restaurants & Leisure	7.7
Automobiles	6.0
Entertainment	5.6
Ground Transportation	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Insight Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $46,410)	$60,062
Investment in Security of Affiliated Issuer, at Value (Cost $943)	943
Total Investments in Securities, at Value (Cost $47,353)	61,005
Foreign Currency, at Value (Cost $5)	5
Receivable from Affiliate	6
Tax Reclaim Receivable	3
Receivable for Fund Shares Sold	3
Dividends Receivable	1
Other Assets	59
Total Assets	61,082
Liabilities:
Payable for Investments Purchased	176
Payable for Professional Fees	62
Payable for Advisory Fees	60
Payable for Fund Shares Redeemed	52
Payable for Sub Transfer Agency Fees — Class I	14
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Shareholder Services Fees — Class A	4
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Custodian Fees	6
Payable for Administration Fees	4
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	22
Total Liabilities	409
Net Assets	$60,673
Net Assets Consist of:
Paid-in-Capital	$173,535
Total Accumulated Loss	(112,862)
Net Assets	$60,673

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Insight Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$39,545
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,273,719
Net Asset Value, Offering and Redemption Price Per Share	$12.08
CLASS A:
Net Assets	$17,447
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,522,723
Net Asset Value, Redemption Price Per Share	$11.46
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.63
Maximum Offering Price Per Share	$12.09
CLASS L:
Net Assets	$229
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	22,251
Net Asset Value, Offering and Redemption Price Per Share	$10.31
CLASS C:
Net Assets	$3,406
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	344,633
Net Asset Value, Offering and Redemption Price Per Share	$9.88
CLASS R6:
Net Assets	$46
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,788
Net Asset Value, Offering and Redemption Price Per Share	$12.07

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Insight Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$43
Dividends from Security of Affiliated Issuer (Note G)	36
Income from Securities Loaned — Net	1
Total Investment Income	80
Expenses:
Advisory Fees (Note B)	280
Professional Fees	88
Shareholder Services Fees — Class A (Note D)	24
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	19
Sub Transfer Agency Fees — Class I	23
Sub Transfer Agency Fees — Class A	11
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Administration Fees (Note C)	28
Registration Fees	17
Shareholder Reporting Fees	13
Custodian Fees (Note F)	9
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Pricing Fees	2
Directors' Fees and Expenses	1
Other Expenses	12
Total Expenses	538
Waiver of Advisory Fees (Note B)	(117)
Reimbursement of Class Specific Expenses — Class I (Note B)	(15)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	401
Net Investment Loss	(321)
Realized Gain:
Investments Sold	9,377
Foreign Currency Translation	— @
Net Realized Gain	9,377
Change in Unrealized Appreciation (Depreciation):
Investments	(6,949)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(6,949)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,428
Net Increase in Net Assets Resulting from Operations	$2,107

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Insight Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(321)	$(676)
Net Realized Gain (Loss)	9,377	(24,959)
Net Change in Unrealized Appreciation (Depreciation)	(6,949)	59,915
Net Increase in Net Assets Resulting from Operations	2,107	34,280
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	2,550	8,973
Redeemed	(16,633)	(35,837)
Class A:
Subscribed	743	2,245
Redeemed	(4,943)	(8,820)
Class L:
Redeemed	(31)	(3)
Class C:
Subscribed	97	434
Redeemed	(1,238)	(2,054)
Class R6:
Subscribed	62	—
Redeemed	(22)	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(19,415)	(35,062)
Total Decrease in Net Assets	(17,308)	(782)
Net Assets:
Beginning of Period	77,981	78,763
End of Period	$60,673	$77,981
(1) Capital Share Transactions:
Class I:
Shares Subscribed	216	942
Shares Redeemed	(1,407)	(3,590)
Net Decrease in Class I Shares Outstanding	(1,191)	(2,648)
Class A:
Shares Subscribed	67	237
Shares Redeemed	(439)	(938)
Net Decrease in Class A Shares Outstanding	(372)	(701)
Class L:
Shares Redeemed	(3)	(— @)
Class C:
Shares Subscribed	10	48
Shares Redeemed	(128)	(253)
Net Decrease in Class C Shares Outstanding	(118)	(205)
Class R6:
Shares Subscribed	5	—
Shares Redeemed	(2)	—
Net Increase in Class R6 Shares Outstanding	3	—

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Insight Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$11.69		$7.75		$18.32		$33.83		$17.96		$13.96
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.06)		(0.07)		(0.04)		(0.24)		(0.02)
Net Realized and Unrealized Gain (Loss)	0.44		4.00		(10.49)		(5.05)		17.29		4.41
Total from Investment Operations	0.39		3.94		(10.56)		(5.09)		17.05		4.39
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		—		—
Net Realized Gain	—		—		(0.01)		(10.41)		(1.18)		(0.39)
Total Distributions	—		—		(0.01)		(10.42)		(1.18)		(0.39)
Net Asset Value, End of Period	$12.08		$11.69		$7.75		$18.32		$33.83		$17.96
Total Return(3)	3.34	%(4)	50.84	%(5)	(57.65)%		(14.25)%		94.98%		31.49%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$39,545		$52,218		$55,114		$201,294		$314,038		$87,595
Ratio of Expenses Before Expense Limitation	1.40	%(6)	1.37%		1.34%		1.08%		N/A		1.21%
Ratio of Expenses After Expense Limitation	1.00	%(6)(7)	0.96	%(7)(8)	1.00	%(7)	1.00	%(7)(9)	1.09	%(7)	1.09	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.00	%(7)	1.00	%(7)(9)	N/A		1.09	%(7)
Ratio of Net Investment Loss	(0.77	)%(6)(7)	(0.67	)%(7)(8)	(0.71	)%(7)	(0.12	)%(7)	(0.94	)%(7)	(0.11	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	22	%(4)	43%		51%		112%		85%		95%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.00%	(0.71)%

(9)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to March 31, 2021, the maximum ratio was 1.10% for Class I shares.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Insight Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$11.11		$7.38		$17.52		$32.98		$17.57		$13.71
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.09)		(0.11)		(0.13)		(0.29)		(0.07)
Net Realized and Unrealized Gain (Loss)	0.41		3.82		(10.02)		(4.92)		16.88		4.32
Total from Investment Operations	0.35		3.73		(10.13)		(5.05)		16.59		4.25
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.01)		(10.41)		(1.18)		(0.39)
Net Asset Value, End of Period	$11.46		$11.11		$7.38		$17.52		$32.98		$17.57
Total Return(3)	3.15	%(4)	50.54	%(5)	(57.83)%		(14.49)%		94.46%		31.04%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,447		$21,056		$19,176		$72,157		$103,550		$43,576
Ratio of Expenses Before Expense Limitation	1.68	%(6)	1.69%		1.64%		1.36%		N/A		1.48%
Ratio of Expenses After Expense Limitation	1.32	%(6)(7)	1.28	%(7)(8)	1.32	%(7)	1.30	%(7)(9)	1.35	%(7)	1.41	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.32	%(7)	1.30	%(7)(9)	N/A		1.41	%(7)
Ratio of Net Investment Loss	(1.09	)%(6)(7)	(0.99	)%(7)(8)	(1.03	)%(7)	(0.41	)%(7)	(1.20	)%(7)	(0.43	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	22	%(4)	43%		51%		112%		85%		95%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.32%	(1.03)%

(9)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.32% for Class A shares. Prior to March 31, 2021, the maximum ratio was 1.42% for Class A shares.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Insight Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$10.02		$6.69		$15.97		$31.34		$16.82		$13.21
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.13)		(0.14)		(0.30)		(0.40)		(0.16)
Net Realized and Unrealized Gain (Loss)	0.37		3.46		(9.13)		(4.66)		16.10		4.16
Total from Investment Operations	0.29		3.33		(9.27)		(4.96)		15.70		4.00
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.01)		(10.41)		(1.18)		(0.39)
Net Asset Value, End of Period	$10.31		$10.02		$6.69		$15.97		$31.34		$16.82
Total Return(3)	2.89	%(4)	49.78	%(5)	(58.06)%		(14.96)%		93.38%		30.32%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$229		$253		$171		$602		$923		$573
Ratio of Expenses Before Expense Limitation	2.91	%(6)	3.18%		2.72%		2.04%		2.09%		2.16%
Ratio of Expenses After Expense Limitation	1.85	%(6)(7)	1.80	%(7)(8)	1.85	%(7)	1.87	%(7)(9)	1.94	%(7)	1.94	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.85	%(7)	1.87	%(7)(9)	N/A		1.94	%(7)
Ratio of Net Investment Loss	(1.62	)%(6)(7)	(1.51	)%(7)(8)	(1.54	)%(7)	(0.98	)%(7)	(1.79	)%(7)	(0.96	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	22	%(4)	43%		51%		112%		85%		95%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(1.56)%

(9)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to March 31, 2021, the maximum ratio was 1.95% for Class L shares.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Insight Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$9.62		$6.45		$15.40		$30.73		$16.54		$13.03
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.14)		(0.16)		(0.34)		(0.43)		(0.19)
Net Realized and Unrealized Gain (Loss)	0.35		3.31		(8.78)		(4.58)		15.80		4.09
Total from Investment Operations	0.26		3.17		(8.94)		(4.92)		15.37		3.90
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.01)		(10.41)		(1.18)		(0.39)
Net Asset Value, End of Period	$9.88		$9.62		$6.45		$15.40		$30.73		$16.54
Total Return(3)	2.70	%(4)	49.15	%(5)	(58.07)%		(15.14)%		92.97%		29.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,406		$4,448		$4,298		$17,824		$20,633		$10,984
Ratio of Expenses Before Expense Limitation	2.44	%(6)	2.44%		2.36%		2.08%		N/A		2.24%
Ratio of Expenses After Expense Limitation	2.10	%(6)(7)	2.06	%(7)(8)	2.06	%(7)	2.04	%(7)(9)	2.11	%(7)	2.19	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.06	%(7)	2.04	%(7)(9)	N/A		2.19	%(7)
Ratio of Net Investment Loss	(1.87	)%(6)(7)	(1.77	)%(7)(8)	(1.76	)%(7)	(1.14	)%(7)	(1.96	)%(7)	(1.21	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	22	%(4)	43%		51%		112%		85%		95%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.10%	(1.81)%

(9)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to March 31, 2021, the maximum ratio was 2.20% for Class C shares.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Insight Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,				Period from June 14, 2021(2) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$11.69		$7.74		$18.30		$33.39
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.04)		(0.06)		(0.07)		(0.20)
Net Realized and Unrealized Gain (Loss)	0.42		4.01		(10.48)		(4.45)
Total from Investment Operations	0.38		3.95		(10.55)		(4.65)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)
Net Realized Gain	—		—		(0.01)		(10.41)
Total Distributions	—		—		(0.01)		(10.44)
Net Asset Value, End of Period	$12.07		$11.69		$7.74		$18.30
Total Return(4)	3.25	%(5)	51.03	%(6)	(57.66)%		(13.11	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46		$6		$4		$9
Ratio of Expenses Before Expense Limitation	10.25	%(7)	51.28%		44.13%		17.00	%(7)
Ratio of Expenses After Expense Limitation	0.95	%(7)(8)	0.90	%(8)(9)	0.95	%(8)	0.95	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.95	%(8)	0.95	%(7)(8)
Ratio of Net Investment Loss	(0.71	)%(7)(8)	(0.60	)%(8)(9)	(0.67	)%(8)	(0.62	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	22	%(5)	43%		51%		112%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.95%	(0.65)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Global Insight Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the

Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented approximately $1,521,000 or approximately 2.51% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) invest-

ments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$3,689	$—	$—	$3,689
Banks	688	—	—	688
Biotechnology	1,837	—	—	1,837
Broadline Retail	10,419	—	—	10,419
Entertainment	3,386	—	—	3,386
Financial Services	3,049	3,581	—	6,630
Ground Transportation	3,384	—	—	3,384
Health Care Providers & Services	1,191	—	—	1,191
Hotels, Restaurants & Leisure	4,640	—	—	4,640
Information Technology Services	11,159	—	—	11,159
Leisure Products	204	—	—	204
Media	3,037	—	—	3,037
Pharmaceuticals	2,818	—	—	2,818
Software	2,883	—	—	2,883
Specialty Retail	2,488	—	—	2,488
Total Common Stocks	54,872	3,581	—	58,453
Preferred Stock
Software	—	—	16	16
Investment Company	1,523	—	—	1,523
Call Options Purchased	—	70	—	70
Short-Term Investment
Investment Company	943	—	—	943
Total Assets	$57,338	$3,651	$16	$61,005

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$19
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(3)
Realized gains (losses)	—
Ending Balance	$16
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$(3)

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2024:

	Fair Value at June 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$16	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	7.8x	Increase
			Discount for Lack of Marketability	9.0%	Decrease
		Comparable Transactions	Enterprise Value/ Revenue	8.5x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged.

Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$70	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(172	)(a)

(a) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$48	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$70	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$31	$—	$—	$31
JPMorgan Chase Bank NA	39	—	—	39
Total	$70	$—	$—	$70

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	66,398,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2024, the Fund did not have any outstanding securities on loan.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees)

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.46% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.32% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $117,000 of advisory fees were waived and approximately $19,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $15,129,000 and $34,032,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$1,663	$17,032	$17,752	$36
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$943

During the six months ended June 30, 2024, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:	2022 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$—	$86

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$1,787	$(1,787)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $45,833,000 and $76,570,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 76.3%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

23

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's actual management fee was higher than but close to its peer group average and the contractual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MIGPX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual Financial Statements and Additional Information
June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.1%)
Brazil (1.5%)
NU Holdings Ltd., Class A (a)	3,428,164	$44,189
Canada (3.9%)
Shopify, Inc., Class A (a)	1,767,101	116,717
China (5.9%)
Meituan, Class B (a)(b)	7,296,700	103,717
Trip.com Group Ltd. ADR (a)	1,502,016	70,595
		174,312
Denmark (4.1%)
DSV AS	784,583	120,432
France (3.2%)
Hermes International	41,463	95,764
India (7.3%)
HDFC Bank Ltd.	5,089,732	102,783
ICICI Bank Ltd. ADR	3,918,646	112,896
		215,679
Italy (3.2%)
Moncler SpA	1,557,202	95,525
Japan (1.3%)
Keyence Corp.	89,800	39,304
Korea, Republic of (4.6%)
Coupang, Inc. (a)	5,280,434	110,625
KakaoBank Corp.	611,700	8,971
NAVER Corp.	142,419	17,138
		136,734
Netherlands (0.7%)
Adyen NV (a)	17,244	20,480
Singapore (1.4%)
Grab Holdings Ltd., Class A (a)	11,561,691	41,044
Switzerland (1.3%)
On Holding AG, Class A (a)	985,642	38,243
United States (60.7%)
Adobe, Inc. (a)	158,011	87,781
Amazon.com, Inc. (a)	810,709	156,670
Block, Inc., Class A (a)	815,481	52,590
Crowdstrike Holdings, Inc., Class A (a)	213,439	81,788
Deckers Outdoor Corp. (a)	39,506	38,240
DoorDash, Inc., Class A (a)	951,457	103,500
Endeavor Group Holdings, Inc., Class A	1,049,766	28,375
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $3,175; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	154,881	68,327
MercadoLibre, Inc. (a)	90,246	148,310
Meta Platforms, Inc., Class A	380,422	191,816
Salesforce, Inc.	218,015	56,052
ServiceNow, Inc. (a)	308,643	242,800
Spotify Technology SA (a)	345,770	108,499
TKO Group Holdings, Inc.	404,701	43,704
Uber Technologies, Inc. (a)	3,489,618	253,625
	Shares	Value (000)
Visa, Inc., Class A	309,904	$81,341
Walt Disney Co.	588,430	58,425
		1,801,843
Total Common Stocks (Cost $1,495,127)		2,940,266
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $35,529)	35,528,945	35,529
Total Investments (100.3%) (Cost $1,530,656) (e)(f)		2,975,795
Liabilities in Excess of Other Assets (–0.3%)		(8,087)
Net Assets (100.0%)		$2,967,708

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of the restricted security (excluding 144A holdings) at June 30, 2024 amounts to $0 and represents 0.0% of net assets.

(d)  At June 30, 2024, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $604,114,000 and 20.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,532,790,000 and the aggregate gross unrealized depreciation is approximately $87,651,000, resulting in net unrealized appreciation of approximately $1,445,139,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Opportunity Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Software	15.7%
Broadline Retail	14.0
Other*	10.4
Ground Transportation	9.9
Hotels, Restaurants & Leisure	9.4
Banks	9.0
Textiles, Apparel & Luxury Goods	9.0
Entertainment	8.1
Financial Services	7.5
Interactive Media & Services	7.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,495,127)	$2,940,266
Investment in Security of Affiliated Issuer, at Value (Cost $35,529)	35,529
Total Investments in Securities, at Value (Cost $1,530,656)	2,975,795
Foreign Currency, at Value (Cost $116)	116
Cash	3
Dividends Receivable	938
Tax Reclaim Receivable	775
Receivable for Fund Shares Sold	765
Receivable from Affiliate	250
Other Assets	296
Total Assets	2,978,938
Liabilities:
Payable for Advisory Fees	5,438
Deferred Capital Gain Country Tax	2,565
Payable for Fund Shares Redeemed	1,902
Payable for Sub Transfer Agency Fees — Class I	239
Payable for Sub Transfer Agency Fees — Class A	123
Payable for Sub Transfer Agency Fees — Class L	2
Payable for Sub Transfer Agency Fees — Class C	33
Payable for Shareholder Services Fees — Class A	188
Payable for Distribution and Shareholder Services Fees — Class L	9
Payable for Distribution and Shareholder Services Fees — Class C	141
Payable for Administration Fees	193
Payable for Custodian Fees	67
Payable for Professional Fees	47
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	19
Payable for Transfer Agency Fees — Class L	4
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	2
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	251
Total Liabilities	11,230
Net Assets	$2,967,708
Net Assets Consist of:
Paid-in-Capital	$1,484,489
Total Distributable Earnings	1,483,219
Net Assets	$2,967,708

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$1,664,257
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	49,931,335
Net Asset Value, Offering and Redemption Price Per Share	$33.33
CLASS A:
Net Assets	$923,720
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	29,532,515
Net Asset Value, Redemption Price Per Share	$31.28
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.73
Maximum Offering Price Per Share	$33.01
CLASS L:
Net Assets	$35,741
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,167,872
Net Asset Value, Offering and Redemption Price Per Share	$30.60
CLASS C:
Net Assets	$171,857
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,062,097
Net Asset Value, Offering and Redemption Price Per Share	$28.35
CLASS R6:
Net Assets	$34,877
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,038,112
Net Asset Value, Offering and Redemption Price Per Share	$33.60
CLASS IR:
Net Assets	$137,256
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,079,075
Net Asset Value, Offering and Redemption Price Per Share	$33.65

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $854 of Foreign Taxes Withheld)	$5,525
Dividends from Security of Affiliated Issuer (Note G)	1,983
Total Investment Income	7,508
Expenses:
Advisory Fees (Note B)	10,938
Shareholder Services Fees — Class A (Note D)	1,155
Distribution and Shareholder Services Fees — Class L (Note D)	132
Distribution and Shareholder Services Fees — Class C (Note D)	896
Sub Transfer Agency Fees — Class I	655
Sub Transfer Agency Fees — Class A	456
Sub Transfer Agency Fees — Class L	8
Sub Transfer Agency Fees — Class C	78
Administration Fees (Note C)	1,186
Transfer Agency Fees — Class I (Note E)	21
Transfer Agency Fees — Class A (Note E)	88
Transfer Agency Fees — Class L (Note E)	15
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	6
Transfer Agency Fees — Class IR (Note E)	1
Custodian Fees (Note F)	123
Professional Fees	89
Shareholder Reporting Fees	75
Registration Fees	44
Directors' Fees and Expenses	19
Pricing Fees	1
Other Expenses	70
Total Expenses	16,059
Distribution Fees — Class L Shares waived (Note D)	(79)
Rebate from Morgan Stanley Affiliate (Note G)	(73)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(6)
Net Expenses	15,901
Net Investment Loss	(8,393)
Realized Gain (Loss):
Investments Sold (Net of $1,391 of Capital Gain Country Tax)	80,320
Foreign Currency Translation	(73)
Net Realized Gain	80,247
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $2,201)	254,070
Foreign Currency Translation	(21)
Net Change in Unrealized Appreciation (Depreciation)	254,049
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	334,296
Net Increase in Net Assets Resulting from Operations	$325,903

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(8,393)	$(17,619)
Net Realized Gain	80,247	165,286
Net Change in Unrealized Appreciation (Depreciation)	254,049	879,851
Net Increase in Net Assets Resulting from Operations	325,903	1,027,518
Dividends and Distributions to Shareholders:
Class I	—	(32,938)
Class A	—	(19,667)
Class L	—	(756)
Class C	—	(4,378)
Class R6	—	(1,284)
Class IR	—	(2,538)
Total Dividends and Distributions to Shareholders	—	(61,561)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	151,602	313,332
Distributions Reinvested	—	31,657
Redeemed	(230,658)	(532,631)
Class A:
Subscribed	28,775	55,572
Distributions Reinvested	—	19,420
Redeemed	(86,353)	(163,105)
Class L:
Exchanged	1	7
Distributions Reinvested	—	722
Redeemed	(1,345)	(3,152)
Class C:
Subscribed	4,318	14,807
Distributions Reinvested	—	4,303
Redeemed	(30,186)	(51,061)
Class R6:
Subscribed	4,921	12,496
Distributions Reinvested	—	1,238
Redeemed	(36,073)	(58,262)
Class IR:
Distributions Reinvested	—	2,538
Redeemed	—	(27,332)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(194,998)	(379,451)
Total Increase in Net Assets	130,905	586,506
Net Assets:
Beginning of Period	2,836,803	2,250,297
End of Period	$2,967,708	$2,836,803

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,683	12,247
Shares Issued on Distributions Reinvested	—	1,068
Shares Redeemed	(7,160)	(20,846)
Net Decrease in Class I Shares Outstanding	(2,477)	(7,531)
Class A:
Shares Subscribed	949	2,223
Shares Issued on Distributions Reinvested	—	697
Shares Redeemed	(2,835)	(6,728)
Net Decrease in Class A Shares Outstanding	(1,886)	(3,808)
Class L:
Shares Exchanged	— @	1
Shares Issued on Distributions Reinvested	—	26
Shares Redeemed	(45)	(130)
Net Decrease in Class L Shares Outstanding	(45)	(103)
Class C:
Shares Subscribed	158	664
Shares Issued on Distributions Reinvested	—	170
Shares Redeemed	(1,093)	(2,283)
Net Decrease in Class C Shares Outstanding	(935)	(1,449)
Class R6:
Shares Subscribed	150	467
Shares Issued on Distributions Reinvested	—	41
Shares Redeemed	(1,114)	(2,215)
Net Decrease in Class R6 Shares Outstanding	(964)	(1,707)
Class IR:
Shares Issued on Distributions Reinvested	—	85
Shares Redeemed	—	(1,145)
Net Decrease in Class IR Shares Outstanding	—	(1,060)

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$29.81		$20.34		$42.69		$44.75		$29.12		$21.50
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.13)		(0.19)		(0.36)		(0.28)		(0.12)
Net Realized and Unrealized Gain (Loss)	3.59		10.24		(17.49)		0.40		16.43		7.74
Total from Investment Operations	3.52		10.11		(17.68)		0.04		16.15		7.62
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.64)		(4.67)		(2.10)		(0.52)		—
Net Asset Value, End of Period	$33.33		$29.81		$20.34		$42.69		$44.75		$29.12
Total Return(3)	11.81	%(4)	49.70	%(5)	(41.54)%		0.22%		55.47%		35.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,664,257		$1,562,251		$1,219,122		$4,591,358		$4,498,617		$2,220,219
Ratio of Expenses Before Expense Limitation	0.93	%(6)	0.95%		0.95%		0.92%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.93	%(6)(7)	0.90	%(7)(8)	0.95	%(7)	0.92	%(7)	0.92	%(7)	0.94	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.94	%(7)
Ratio of Net Investment Loss	(0.43	)%(6)(7)	(0.52	)%(7)(8)	(0.64	)%(7)	(0.78	)%(7)	(0.79	)%(7)	(0.44	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	2	%(4)	11%		23%		21%		22%		15%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.10% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 49.60%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.95%	(0.57)%

(9)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$28.01		$19.20		$40.86		$43.04		$28.10		$20.81
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.11)		(0.20)		(0.26)		(0.47)		(0.35)		(0.18)
Net Realized and Unrealized Gain (Loss)	3.38		9.65		(16.73)		0.39		15.81		7.47
Total from Investment Operations	3.27		9.45		(16.99)		(0.08)		15.46		7.29
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.64)		(4.67)		(2.10)		(0.52)		—
Net Asset Value, End of Period	$31.28		$28.01		$19.20		$40.86		$43.04		$28.10
Total Return(3)	11.67	%(4)	49.29	%(5)	(41.74)%		(0.05)%		55.03%		35.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$923,720		$880,157		$676,246		$1,539,078		$1,697,016		$1,070,124
Ratio of Expenses Before Expense Limitation	1.21	%(6)	1.25%		1.24%		1.20%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.21	%(6)(7)	1.20	%(7)(8)	1.24	%(7)	1.20	%(7)	1.20	%(7)	1.22	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.22	%(7)
Ratio of Net Investment Loss	(0.70	)%(6)(7)	(0.82	)%(7)(8)	(0.94	)%(7)	(1.06	)%(7)	(1.06	)%(7)	(0.72	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	2	%(4)	11%		23%		21%		22%		15%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.05% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 49.24%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.25%	(0.87)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$27.42		$18.82		$40.23		$42.44		$27.72		$20.54
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.11)		(0.22)		(0.28)		(0.48)		(0.36)		(0.19)
Net Realized and Unrealized Gain (Loss)	3.29		9.46		(16.46)		0.37		15.60		7.37
Total from Investment Operations	3.18		9.24		(16.74)		(0.11)		15.24		7.18
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.64)		(4.67)		(2.10)		(0.52)		—
Net Asset Value, End of Period	$30.60		$27.42		$18.82		$40.23		$42.44		$27.72
Total Return(3)	11.60	%(4)	49.17	%(5)	(41.77)%		(0.12)%		54.99%		34.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,741		$33,251		$24,766		$48,426		$53,675		$40,836
Ratio of Expenses Before Expense Limitation	1.73	%(6)	1.80%		1.76%		1.69%		1.71%		1.74%
Ratio of Expenses After Expense Limitation	1.28	%(6)(7)	1.30	%(7)(8)	1.31	%(7)	1.24	%(7)	1.25	%(7)	1.28	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.28	%(7)
Ratio of Net Investment Loss	(0.78	)%(6)(7)	(0.92	)%(7)(8)	(1.01	)%(7)	(1.10	)%(7)	(1.10	)%(7)	(0.78	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	2	%(4)	11%		23%		21%		22%		15%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.05% for Class L shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class L shares would have been 49.12%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.35%	(0.97)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$25.48		$17.63		$38.43		$40.90		$26.90		$20.07
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.20)		(0.34)		(0.43)		(0.74)		(0.57)		(0.35)
Net Realized and Unrealized Gain (Loss)	3.07		8.83		(15.70)		0.37		15.09		7.18
Total from Investment Operations	2.87		8.49		(16.13)		(0.37)		14.52		6.83
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.64)		(4.67)		(2.10)		(0.52)		—
Net Asset Value, End of Period	$28.35		$25.48		$17.63		$38.43		$40.90		$26.90
Total Return(3)	11.26	%(4)	48.23	%(5)	(42.15)%		(0.77)%		53.99%		34.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$171,857		$178,304		$148,874		$411,765		$436,790		$251,160
Ratio of Expenses Before Expense Limitation	1.94	%(6)	1.96%		1.95%		1.90%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.94	%(6)(7)	1.91	%(7)(8)	1.95	%(7)	1.90	%(7)	1.91	%(7)	1.94	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.94	%(7)
Ratio of Net Investment Loss	(1.44	)%(6)(7)	(1.53	)%(7)(8)	(1.64	)%(7)	(1.76	)%(7)	(1.77	)%(7)	(1.45	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	2	%(4)	11%		23%		21%		22%		15%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.06% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 48.17%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.96%	(1.58)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		2019(2)
Net Asset Value, Beginning of Period	$30.03		$20.47		$42.89		$44.90		$29.18		$21.53
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.12)		(0.17)		(0.31)		(0.25)		(0.14)
Net Realized and Unrealized Gain (Loss)	3.62		10.32		(17.58)		0.40		16.49		7.79
Total from Investment Operations	3.57		10.20		(17.75)		0.09		16.24		7.65
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.64)		(4.67)		(2.10)		(0.52)		—
Net Asset Value, End of Period	$33.60		$30.03		$20.47		$42.89		$44.90		$29.18
Total Return(4)	11.89	%(5)	49.82	%(6)	(41.51)%		0.33%		55.67%		35.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,877		$60,134		$75,921		$287,811		$367,927		$124,173
Ratio of Expenses Before Expense Limitation	0.87	%(7)	0.88%		0.87%		0.82%		N/A		0.86%
Ratio of Expenses After Expense Limitation	0.85	%(7)(8)	0.83	%(8)(9)	0.86	%(8)	0.82	%(8)	0.82	%(8)	0.84	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.84	%(8)
Ratio of Net Investment Loss	(0.35	)%(7)(8)	(0.45	)%(8)(9)	(0.57	)%(8)	(0.68	)%(8)	(0.70	)%(8)	(0.51	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	2	%(5)	11%		23%		21%		22%		15%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.05% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 49.77%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.86%	(0.48)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class IR
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$30.08		$20.50		$42.94		$44.96		$29.22		$21.56
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.11)		(0.16)		(0.32)		(0.24)		(0.09)
Net Realized and Unrealized Gain (Loss)	3.62		10.33		(17.61)		0.40		16.50		7.75
Total from Investment Operations	3.57		10.22		(17.77)		0.08		16.26		7.66
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.64)		(4.67)		(2.10)		(0.52)		—
Net Asset Value, End of Period	$33.65		$30.08		$20.50		$42.94		$44.96		$29.22
Total Return(3)	11.87	%(4)	49.85	%(5)	(41.51)%		0.31%		55.66%		35.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$137,256		$122,706		$105,368		$154,979		$114,510		$73,569
Ratio of Expenses Before Expense Limitation	0.85	%(6)	0.86%		0.86%		0.82%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.85	%(6)(7)	0.81	%(7)(8)	0.86	%(7)	0.82	%(7)	0.82	%(7)	0.84	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.84	%(7)
Ratio of Net Investment Loss	(0.35	)%(6)(7)	(0.43	)%(7)(8)	(0.57	)%(7)	(0.68	)%(7)	(0.69	)%(7)	(0.35	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	2	%(4)	11%		23%		21%		22%		15%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.05% for Class IR shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class IR shares would have been 49.80%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.86%	(0.48)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Global Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective December 31, 2020, the Fund suspended offering of Class I, Class A, Class C, Class R6 and Class IR shares to new investors with certain exception. Effective January 2, 2023, the Fund recommenced offering Class I, Class A, Class C, Class R6 and Class IR shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin

ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented 0% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley

Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$120,432	$—		$120,432
Banks	157,085	111,754	—		268,839
Broadline Retail	415,605	—	—		415,605
Electronic Equipment, Instruments & Components	—	39,304	—	†	39,304	†
Entertainment	239,003	—	—		239,003
Financial Services	202,258	20,480	—		222,738
Ground Transportation	294,669	—	—		294,669
Hotels, Restaurants & Leisure	174,095	103,717	—		277,812
Information Technology Services	116,717	—	—		116,717
Interactive Media & Services	191,816	17,138	—		208,954
Software	468,421	—	—		468,421
Textiles, Apparel & Luxury Goods	76,483	191,289	—		267,772
Total Common Stocks	2,336,152	604,114	—	†	2,940,266	†
Short-Term Investment
Investment Company	35,529	—	—		35,529
Total Assets	$2,371,681	$604,114	$—	†	$2,975,795	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price.

In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.73% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.40% for Class L shares, 2.10% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $6,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2024, this waiver amounted to approximately $79,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement,

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $18,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $51,682,000 and $240,911,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $73,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$39,395	$216,552	$220,418	$1,983
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$35,529

During the six months ended June 30, 2024, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$61,561	$—	$457,396

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the compoents of net assets at December 31, 2023:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$15,129	$(15,129)

At December 31, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$48,422

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 54.2%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's actual management fee and total expense ratio were higher than but close to its peer group averages and the contractual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

(This page has been left blank intentionally.)

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MGGPX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (94.1%)
Brazil (0.1%)
Vale SA	370	$4
Canada (7.4%)
Cameco Corp.	890	44
Canadian National Railway Co.	1,594	188
Constellation Software, Inc.	16	46
FirstService Corp.	33	5
Topicus.com, Inc.	240	21
		304
France (12.7%)
Airbus SE	896	123
Christian Dior SE	185	134
EssilorLuxottica SA	102	22
Eurofins Scientific SE	3,220	161
Hermes International	2	5
L'Oreal SA	12	5
Remy Cointreau SA	42	3
Safran SA	311	66
		519
India (0.6%)
HDFC Bank Ltd. ADR	395	25
Italy (0.3%)
Brunello Cucinelli SpA	40	4
Ferrari NV	14	6
		10
Netherlands (1.3%)
ASML Holding NV (Registered)	46	47
Universal Music Group NV	190	6
		53
Switzerland (3.5%)
On Holding AG, Class A (a)	3,661	142
United Kingdom (12.3%)
Babcock International Group PLC	27,449	181
Rentokil Initial PLC	38,535	224
Victoria PLC (a)	44,347	100
		505
United States (55.9%)
Amazon.com, Inc. (a)	601	116
American Tower Corp. REIT	1,049	204
Birkenstock Holding PLC (a)	2,562	139
Brown & Brown, Inc.	252	23
Celsius Holdings, Inc. (a)	50	3
Cloudflare, Inc., Class A (a)	4,797	397
Danaher Corp.	623	156
Dollar General Corp.	775	103
Floor & Decor Holdings, Inc., Class A (a)	1,329	132
Intercontinental Exchange, Inc.	1,756	240
Linde PLC	12	5
MSCI, Inc.	129	62
Procore Technologies, Inc. (a)	2,001	133
	Shares	Value (000)
Royal Gold, Inc.	864	$108
Royalty Pharma PLC, Class A	9,994	264
S&P Global, Inc.	104	46
Texas Pacific Land Corp.	191	140
Veralto Corp.	144	14
Waste Connections, Inc.	35	6
		2,291
Total Common Stocks (Cost $3,617)		3,853
Investment Company (2.4%)
United States (2.4%)
iShares Bitcoin Trust (a) (Cost $111)	2,863	98
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	186	—
	Shares
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $34)	33,587	34
Total Investments Excluding Purchased Options (97.3%) (Cost $3,762)		3,985
Total Purchased Options Outstanding (0.1%) (Cost $21)		5
Total Investments (97.4%) (Cost $3,783) (b)(c)(d)		3,990
Other Assets in Excess of Liabilities (2.6%)		106
Net Assets (100.0%)		$4,096

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $1,034,000 and 25.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(c)  Securities are available for collateral in connection with purchased options.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $580,000 and the aggregate gross unrealized depreciation is approximately $373,000, resulting in net unrealized appreciation of approximately $207,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.69	Jan-25	1,578,869	$1,579	$3		$6	$(3)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	1,045,683	1,046	2		4	(2)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug-24	2,624,782	2,625	—	@	11	(11)
							$5		$21	$(16)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.4%
Textiles, Apparel & Luxury Goods	10.7
Information Technology Services	10.0
Aerospace & Defense	9.3
Capital Markets	8.8
Life Sciences Tools & Services	8.0
Pharmaceuticals	6.6
Commercial Services & Supplies	6.1
Specialized REITs	5.1
Software	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Permanence Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $3,749)	$3,956
Investment in Security of Affiliated Issuer, at Value (Cost $34)	34
Total Investments in Securities, at Value (Cost $3,783)	3,990
Foreign Currency, at Value (Cost $9)	9
Cash	1
Due from Adviser	61
Receivable for Investments Sold	36
Dividends Receivable	2
Receivable from Affiliate	—	@
Other Assets	62
Total Assets	4,161
Liabilities:
Payable for Professional Fees	52
Payable for Custodian Fees	5
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	6
Total Liabilities	65
Net Assets	$4,096
Net Assets Consist of:
Paid-in-Capital	$3,417
Total Distributable Earnings	679
Net Assets	$4,096
CLASS I:
Net Assets	$3,343
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	258,138
Net Asset Value, Offering and Redemption Price Per Share	$12.95
CLASS A:
Net Assets	$556
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	43,622
Net Asset Value, Redemption Price Per Share	$12.74
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.71
Maximum Offering Price Per Share	$13.45
CLASS C:
Net Assets	$181
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,830
Net Asset Value, Offering and Redemption Price Per Share	$12.23
CLASS R6:
Net Assets	$16
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,264
Net Asset Value, Offering and Redemption Price Per Share	$12.97

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Permanence Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$23
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	26
Expenses:
Professional Fees	79
Registration Fees	19
Advisory Fees (Note B)	18
Custodian Fees (Note F)	10
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	2
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	1
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Directors' Fees and Expenses	— @
Other Expenses	9
Total Expenses	156
Expenses Reimbursed by Adviser (Note B)	(107)
Waiver of Advisory Fees (Note B)	(18)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	27
Net Investment Loss	(1)
Realized Gain (Loss):
Investments Sold	564
Foreign Currency Translation	(— @)
Net Realized Gain	564
Change in Unrealized Appreciation (Depreciation):
Investments	(417)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(417)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	147
Net Increase in Net Assets Resulting from Operations	$146

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Permanence Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1)	$(1)
Net Realized Gain	564	291
Net Change in Unrealized Appreciation (Depreciation)	(417)	725
Net Increase in Net Assets Resulting from Operations	146	1,015
Dividends and Distributions to Shareholders:
Class I	—	(205)
Class A	—	(98)
Class C	—	(12)
Class R6	—	(1)
Total Dividends and Distributions to Shareholders	—	(316)
Capital Share Transactions:(1)
Class I:
Subscribed	254	1,736
Distributions Reinvested	—	205
Redeemed	(1,150)	(1,668)
Class A:
Subscribed	27	2,928
Distributions Reinvested	—	98
Redeemed	(1,364)	(2,141)
Class C:
Subscribed	—	913
Distributions Reinvested	—	12
Redeemed	(43)	(790)
Class R6:
Distributions Reinvested	—	1
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,276)	1,294
Total Increase (Decrease) in Net Assets	(2,130)	1,993
Net Assets:
Beginning of Period	6,226	4,233
End of Period	$4,096	$6,226
(1) Capital Share Transactions:
Class I:
Shares Subscribed	20	145
Shares Issued on Distributions Reinvested	—	17
Shares Redeemed	(92)	(136)
Net Increase (Decrease) in Class I Shares Outstanding	(72)	26
Class A:
Shares Subscribed	2	249
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(114)	(182)
Net Increase (Decrease) in Class A Shares Outstanding	(112)	75
Class C:
Shares Subscribed	—	79
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(4)	(70)
Net Increase (Decrease) in Class C Shares Outstanding	(4)	10
Class R6:
Shares Issued on Distributions Reinvested	—	— @

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Permanence Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,								Period from April 30, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		December 31, 2019(2)
Net Asset Value, Beginning of Period	$12.40		$10.80		$13.72		$13.41		$10.63		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		0.03		(0.00	)(4)	(0.01)		(0.03)		0.04
Net Realized and Unrealized Gain (Loss)	0.54		2.22		(2.73)		2.56		2.90		0.59
Total from Investment Operations	0.55		2.25		(2.73)		2.55		2.87		0.63
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		(0.05)		(0.07)		—
Net Realized Gain	—		(0.63)		(0.19)		(2.19)		(0.02)		—
Total Distributions	—		(0.65)		(0.19)		(2.24)		(0.09)		—
Net Asset Value, End of Period	$12.95		$12.40		$10.80		$13.72		$13.41		$10.63
Total Return(5)	4.44	%(6)	20.92	%(7)	(19.88)%		19.73%		27.06%		6.30	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,343		$4,089		$3,278		$3,947		$3,202		$2,471
Ratio of Expenses Before Expense Limitation	6.66	%(8)	4.40%		7.62%		7.77%		8.62%		12.79	%(8)
Ratio of Expenses After Expense Limitation	1.00	%(8)(9)	0.85	%(9)(10)	1.00	%(9)	1.00	%(9)	1.00	%(9)	0.99	%(8)(9)
Ratio of Net Investment Income (Loss)	0.14	%(8)(9)	0.21	%(9)(10)	(0.02	)%(9)	(0.04	)%(9)	(0.30	)%(9)	0.53	%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.01%		0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01	%(8)
Portfolio Turnover Rate	25	%(6)	107%		68%		57%		113%		35	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Performance was positively impacted by approximately 0.19% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 20.73%.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	0.07%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Permanence Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,								Period from April 30, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		December 31, 2019(2)
Net Asset Value, Beginning of Period	$12.22		$10.68		$13.61		$13.37		$10.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.01)		(0.02)		(0.02)		(0.06)		(0.07)		0.01
Net Realized and Unrealized Gain (Loss)	0.53		2.19		(2.72)		2.54		2.89		0.60
Total from Investment Operations	0.52		2.17		(2.74)		2.48		2.82		0.61
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.05)		(0.04)		—
Net Realized Gain	—		(0.63)		(0.19)		(2.19)		(0.02)		—
Total Distributions	—		(0.63)		(0.19)		(2.24)		(0.06)		—
Net Asset Value, End of Period	$12.74		$12.22		$10.68		$13.61		$13.37		$10.61
Total Return(4)	4.26	%(5)	20.42	%(6)	(20.11)%		19.27%		26.57%		6.10	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$556		$1,903		$858		$29		$19		$11
Ratio of Expenses Before Expense Limitation	7.34	%(7)	4.69%		8.05%		17.77%		26.08%		30.61	%(7)
Ratio of Expenses After Expense Limitation	1.35	%(7)(8)	1.24	%(8)(9)	1.35	%(8)	1.35	%(8)	1.35	%(8)	1.34	%(7)(8)
Ratio of Net Investment Income (Loss)	(0.20	)%(7)(8)	(0.18	)%(8)(9)	(0.20	)%(8)	(0.42	)%(8)	(0.65	)%(8)	0.17	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(7)
Portfolio Turnover Rate	25	%(5)	107%		68%		57%		113%		35	%(5)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.20% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 20.22%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.34%	(0.28)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Permanence Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,								Period from April 30, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		December 31, 2019(2)
Net Asset Value, Beginning of Period	$11.77		$10.38		$13.34		$13.24		$10.56		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.12)		(0.14)		(0.16)		(0.15)		(0.04)
Net Realized and Unrealized Gain (Loss)	0.52		2.14		(2.63)		2.50		2.85		0.60
Total from Investment Operations	0.46		2.02		(2.77)		2.34		2.70		0.56
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.05)		—		—
Net Realized Gain	—		(0.63)		(0.19)		(2.19)		(0.02)		—
Total Distributions	—		(0.63)		(0.19)		(2.24)		(0.02)		—
Net Asset Value, End of Period	$12.23		$11.77		$10.38		$13.34		$13.24		$10.56
Total Return(4)	3.91	%(5)	19.56	%(6)	(20.74)%		18.39%		25.60%		5.60	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$181		$218		$84		$16		$13		$11
Ratio of Expenses Before Expense Limitation	8.83	%(7)	5.69%		15.54%		24.91%		28.45%		31.59	%(7)
Ratio of Expenses After Expense Limitation	2.10	%(7)(8)	2.04	%(8)(9)	2.10	%(8)	2.10	%(8)	2.10	%(8)	2.09	%(7)(8)
Ratio of Net Investment Loss	(0.95	)%(7)(8)	(0.98	)%(8)(9)	(1.29	)%(8)	(1.13	)%(8)	(1.40	)%(8)	(0.57	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01	%(7)
Portfolio Turnover Rate	25	%(5)	107%		68%		57%		113%		35	%(5)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.20% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 19.36%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.09%	(1.03)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Global Permanence Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,								Period from April 30, 2019(2) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(3)		December 31, 2019(3)
Net Asset Value, Beginning of Period	$12.42		$10.82		$13.73		$13.42		$10.64		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.01		0.03		0.00	(5)	0.00	(5)	(0.03)		0.04
Net Realized and Unrealized Gain (Loss)	0.54		2.23		(2.72)		2.55		2.91		0.60
Total from Investment Operations	0.55		2.26		(2.72)		2.55		2.88		0.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—		(0.05)		(0.08)		—
Net Realized Gain	—		(0.63)		(0.19)		(2.19)		(0.02)		—
Total Distributions	—		(0.66)		(0.19)		(2.24)		(0.10)		—
Net Asset Value, End of Period	$12.97		$12.42		$10.82		$13.73		$13.42		$10.64
Total Return(6)	4.43	%(7)	20.95	%(8)	(19.79)%		19.71%		27.09%		6.40	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$16		$16		$13		$16		$14		$11
Ratio of Expenses Before Expense Limitation	20.10	%(9)	21.25%		22.37%		22.49%		26.62%		30.53	%(9)
Ratio of Expenses After Expense Limitation	0.95	%(9)(10)	0.77	%(10)(11)	0.95	%(10)	0.95	%(10)	0.95	%(10)	0.94	%(9)(10)
Ratio of Net Investment Income (Loss)	0.18	%(9)(10)	0.28	%(10)(11)	0.02	%(10)	0.01	%(10)	(0.24	)%(10)	0.59	%(9)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)(12)	0.01%		0.00	%(12)	0.00	%(12)	0.00	%(12)	0.01	%(9)
Portfolio Turnover Rate	25	%(7)	107%		68%		57%		113%		35	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Not annualized.

(8)  Performance was positively impacted by approximately 0.19% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 20.76%.

(9)  Annualized.

(10)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(11)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.94%	0.11%

(12)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Global Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Permanence Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented approximately $97,000 or approximately 2.36% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$370		$—	$370
Automobiles	6	—		—	6
Banks	25	—		—	25
Beverages	3	3		—	6
Broadline Retail	116	—		—	116
Capital Markets	348	—		—	348
Chemicals	5	—		—	5
Commercial Services & Supplies	20	224		—	244
Consumer Staples Distribution & Retail	103	—		—	103
Entertainment	—	6		—	6
Ground Transportation	188	—		—	188
Health Care Equipment & Supplies	—	22		—	22
Household Durables	—	100		—	100
Information Technology Services	397	—		—	397
Insurance	23	—		—	23
Life Sciences Tools & Services	156	161		—	317
Metals & Mining	112	—		—	112
Oil, Gas & Consumable Fuels	184	—		—	184
Personal Care Products	—	5		—	5
Pharmaceuticals	264	—		—	264
Real Estate Management & Development	5	—		—	5
Semiconductors & Semiconductor Equipment	47	—		—	47
Software	200	—		—	200
Specialized REITs	204	—		—	204
Specialty Retail	132	—		—	132
Textiles, Apparel & Luxury Goods	281	143		—	424
Total Common Stocks	2,819	1,034		—	3,853
Investment Company	98	—		—	98
Warrants	—	—	†	—	—	†
Call Options Purchased	—	5		—	5
Short-Term Investment
Investment Company	34	—		—	34
Total Assets	$2,951	$1,039	†	$—	$3,990	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$5	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(14	)(a)

(a) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$4	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$5	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$3	$—	$—	$3
JPMorgan Chase Bank NA	2	—	—	2
Total	$5	$—	$—	$5

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	6,413,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $18,000 of advisory fees were waived and approximately $111,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer

Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,087,000 and $3,358,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$79	$921	$966	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$34

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The

Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$55	$261	$—	$80

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$106

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 70.6%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three-year period but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's actual management fee was lower than its peer group average, and its contractual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were acceptable; and (ii) management fee was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MGKAX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Australia (6.0%)
Goodman Group REIT	58,469	$1,349
National Storage REIT	138,756	212
Region Group REIT	203,581	284
Stockland REIT	141,079	391
		2,236
Belgium (1.0%)
Montea NV REIT	3,222	273
Shurgard Self Storage Ltd. REIT	2,911	112
		385
Canada (2.8%)
Boardwalk REIT	6,750	348
Chartwell Retirement Residences (Units) (a)	43,682	410
InterRent REIT	33,480	291
		1,049
France (2.1%)
Carmila SA REIT	12,273	207
Klepierre SA REIT	5,330	142
Unibail-Rodamco-Westfield REIT	5,540	438
		787
Germany (2.3%)
LEG Immobilien SE	4,491	367
Vonovia SE	17,005	484
		851
Hong Kong (1.6%)
Link REIT	43,529	169
Sun Hung Kai Properties Ltd.	33,867	294
Wharf Real Estate Investment Co. Ltd.	49,075	130
		593
Japan (9.9%)
Comforia Residential, Inc. REIT	115	227
Heiwa Real Estate, Inc. REIT	164	135
Hulic Co. Ltd.	17,200	153
Invincible Investment Corp. REIT	1,204	489
Japan Hotel REIT Investment Corp.	895	432
Japan Metropolitan Fund Invest REIT	200	113
Mitsubishi Estate Co. Ltd.	9,100	143
Mitsui Fudosan Co. Ltd.	87,500	805
Mitsui Fudosan Logistics Park, Inc. REIT	49	132
Nippon Building Fund, Inc. REIT (c)	82	288
Nippon Prologis, Inc. REIT	107	167
Star Asia Investment Corp. REIT	358	133
Sumitomo Realty & Development Co. Ltd.	17,200	508
		3,725
Netherlands (0.7%)
CTP NV	14,246	243
	Shares	Value (000)
Singapore (1.6%)
CapitaLand Integrated Commercial Trust REIT	159,148	$232
Frasers Centrepoint Trust REIT	158,700	249
Mapletree Industrial Trust REIT	78,600	122
		603
Spain (0.7%)
Merlin Properties Socimi SA REIT	23,783	265
Sweden (1.3%)
Castellum AB (b)	25,491	311
Pandox AB	10,869	194
		505
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	1,119	144
United Kingdom (4.6%)
Derwent London PLC REIT	6,927	198
Hammerson PLC REIT	341,066	120
Impact Healthcare PLC REIT	111,230	120
LondonMetric Property PLC REIT	80,262	195
Segro PLC REIT	46,449	526
Sirius Real Estate Ltd. REIT	140,825	167
UNITE Group PLC REIT	15,138	171
Workspace Group PLC REIT	33,153	248
		1,745
United States (64.3%)
Agree Realty Corp. REIT	8,057	499
Alexandria Real Estate Equities, Inc. REIT	5,488	642
American Homes 4 Rent, Class A REIT	26,075	969
Americold Realty Trust, Inc. REIT	11,839	302
AvalonBay Communities, Inc. REIT	8,521	1,763
Boston Properties, Inc. REIT	6,134	378
CareTrust REIT, Inc.	21,646	543
Digital Realty Trust, Inc. REIT	9,727	1,479
EastGroup Properties, Inc. REIT	2,381	405
Equinix, Inc. REIT	2,710	2,050
Essential Properties Realty Trust, Inc. REIT	9,726	269
Essex Property Trust, Inc. REIT	3,001	817
Extra Space Storage, Inc. REIT	6,572	1,021
Federal Realty Investment Trust REIT	4,835	488
Hilton Worldwide Holdings, Inc.	1,508	329
Host Hotels & Resorts, Inc. REIT	20,889	376
Iron Mountain, Inc. REIT	8,554	767
Kilroy Realty Corp. REIT	4,926	154
Kite Realty Group Trust REIT	12,800	286
Lamar Advertising Co., Class A REIT	1,596	191
Mid-America Apartment Communities, Inc. REIT	4,598	656
PACS Group, Inc. (b)	12,054	356
Prologis, Inc. REIT	14,998	1,684
Public Storage REIT	4,537	1,305

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
Realty Income Corp. REIT	7,107	$375
Rexford Industrial Realty, Inc. REIT	12,056	538
Simon Property Group, Inc. REIT	8,352	1,268
Sun Communities, Inc. REIT	4,102	494
Tanger, Inc. REIT	7,076	192
Urban Edge Properties REIT	13,252	245
VICI Properties, Inc. REIT	30,181	864
Welltower, Inc. REIT	23,868	2,488
		24,193
Total Common Stocks (Cost $29,729)		37,324
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.14% (See Note G) (Cost $270)	270,142	270
Total Investments (100.0%) (Cost $29,999) including $280 of Securities Loaned (d)(e)		37,594
Other Assets in Excess of Liabilities (0.0%)‡		18
Net Assets (100.0%)		$37,612

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at June 30, 2024.

(d)  The approximate fair value and percentage of net assets, $12,082,000 and 32.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,809,000 and the aggregate gross unrealized depreciation is approximately $1,214,000, resulting in net unrealized appreciation of approximately $7,595,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Residential	17.5%
Other*	15.5
Diversified	13.5
Retail	13.5
Health Care	12.1
Industrial	11.4
Data Centers	9.4
Self Storage	7.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $29,729)	$37,324
Investment in Security of Affiliated Issuer, at Value (Cost $270)	270
Total Investments in Securities, at Value (Cost $29,999)	37,594
Foreign Currency, at Value (Cost $66)	66
Dividends Receivable	153
Tax Reclaim Receivable	82
Due from Adviser	29
Receivable from Affiliate	1
Receivable from Securities Lending Income	—	@
Other Assets	103
Total Assets	38,028
Liabilities:
Deferred Capital Gain Country Tax	285
Payable for Professional Fees	37
Payable for Investments Purchased	30
Payable for Sub Transfer Agency Fees — Class I	11
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	10
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	41
Total Liabilities	416
Net Assets	$37,612
Net Assets Consist of:
Paid-in-Capital	$31,032
Total Distributable Earnings	6,580
Net Assets	$37,612

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$35,654
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,167,047
Net Asset Value, Offering and Redemption Price Per Share	$4.37
CLASS A:
Net Assets	$1,183
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	272,169
Net Asset Value, Redemption Price Per Share	$4.35
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.24
Maximum Offering Price Per Share	$4.59
CLASS L:
Net Assets	$103
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	23,860
Net Asset Value, Offering and Redemption Price Per Share	$4.32
CLASS C:
Net Assets	$52
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,792
Net Asset Value, Offering and Redemption Price Per Share	$4.10
CLASS R6:
Net Assets	$611
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	140,004
Net Asset Value, Offering and Redemption Price Per Share	$4.36
CLASS IR:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,991
Net Asset Value, Offering and Redemption Price Per Share	$4.35
(1) Including: Securities on Loan, at Value:	$280

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $24 of Foreign Taxes Withheld)	$905
Dividends from Security of Affiliated Issuer (Note G)	6
Income from Securities Loaned — Net	— @
Total Investment Income	911
Expenses:
Advisory Fees (Note B)	122
Professional Fees	76
Registration Fees	28
Sub Transfer Agency Fees — Class I	24
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	15
Custodian Fees (Note F)	14
Shareholder Reporting Fees	12
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	2
Transfer Agency Fees — Class IR (Note E)	1
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Directors' Fees and Expenses	1
Other Expenses	7
Total Expenses	311
Waiver of Advisory Fees (Note B)	(122)
Reimbursement of Class Specific Expenses — Class I (Note B)	(17)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Expenses Reimbursed by Adviser (Note B)	(15)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	151
Net Investment Income	760
Realized Loss:
Investments Sold	(216)
Foreign Currency Translation	(3)
Net Realized Loss	(219)
Change in Unrealized Appreciation (Depreciation):
Investments	(728)
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	(730)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(949)
Net Decrease in Net Assets Resulting from Operations	$(189)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$760	$1,687
Net Realized Gain (Loss)	(219)	20
Net Change in Unrealized Appreciation (Depreciation)	(730)	2,900
Net Increase (Decrease) in Net Assets Resulting from Operations	(189)	4,607
Dividends and Distributions to Shareholders:
Class I	—	(1,900)
Class A	—	(66)
Class L	—	(5)
Class C	—	(3)
Class R6	—	(38)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(2,012)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	174	365
Distributions Reinvested	—	1,818
Redeemed	(1,392)	(3,191)
Class A:
Subscribed	8	21
Distributions Reinvested	—	66
Redeemed	(118)	(586)
Class L:
Distributions Reinvested	—	5
Redeemed	—	(250)
Class C:
Distributions Reinvested	—	3
Redeemed	(18)	(64)
Class R6:
Subscribed	5	34
Distributions Reinvested	—	35
Redeemed	(108)	(241)
Class IR:
Distributions Reinvested	—	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,449)	(1,985)
Total Increase (Decrease) in Net Assets	(1,638)	610
Net Assets:
Beginning of Period	39,250	38,640
End of Period	$37,612	$39,250

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	41	86
Shares Issued on Distributions Reinvested	—	421
Shares Redeemed	(325)	(749)
Net Decrease in Class I Shares Outstanding	(284)	(242)
Class A:
Shares Subscribed	2	5
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(28)	(137)
Net Decrease in Class A Shares Outstanding	(26)	(117)
Class L:
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	—	(65)
Net Decrease in Class L Shares Outstanding	—	(64)
Class C:
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(4)	(16)
Net Decrease in Class C Shares Outstanding	(4)	(15)
Class R6:
Shares Subscribed	1	8
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(25)	(57)
Net Decrease in Class R6 Shares Outstanding	(24)	(41)
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$4.38		$4.10		$7.24		$8.26		$9.87		$9.19
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.19		0.15		0.09		0.15		0.24
Net Realized and Unrealized Gain (Loss)	(0.10)		0.33		(2.04)		1.79		(1.57)		1.43
Total from Investment Operations	(0.01)		0.52		(1.89)		1.88		(1.42)		1.67
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.08)		(1.57)		(0.11)		(0.54)
Net Realized Gain	—		(0.04)		(1.17)		(1.33)		(0.08)		(0.45)
Total Distributions	—		(0.24)		(1.25)		(2.90)		(0.19)		(0.99)
Net Asset Value, End of Period	$4.37		$4.38		$4.10		$7.24		$8.26		$9.87
Total Return(2)	(0.23	)%(3)	12.68	%(4)	(26.03)%		23.99%		(14.33)%		18.35%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,654		$37,042		$35,613		$59,614		$84,874		$323,386
Ratio of Expenses Before Expense Limitation	1.63	%(5)	1.83%		1.72%		1.12%		1.20%		1.05%
Ratio of Expenses After Expense Limitation	0.80	%(5)(6)	0.90	%(6)(7)(8)	1.00	%(6)	0.94	%(6)	1.01	%(6)(9)	1.00	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.00	%(6)	0.93	%(6)	1.00	%(6)	1.00	%(6)
Ratio of Net Investment Income	4.08	%(5)(6)	4.50	%(6)(8)	2.52	%(6)	1.03	%(6)	1.86	%(6)	2.36	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	27	%(3)	73%		87%		135%		51%		24%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to December 11, 2023, the maximum ratio was 1.00% for Class I shares.

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	4.41%

(9)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$4.37		$4.09		$7.22		$8.25		$9.85		$9.17
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.18		0.13		0.05		0.13		0.21
Net Realized and Unrealized Gain (Loss)	(0.10)		0.32		(2.02)		1.79		(1.58)		1.41
Total from Investment Operations	(0.02)		0.50		(1.89)		1.84		(1.45)		1.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.18)		(0.07)		(1.54)		(0.07)		(0.49)
Net Realized Gain	—		(0.04)		(1.17)		(1.33)		(0.08)		(0.45)
Total Distributions	—		(0.22)		(1.24)		(2.87)		(0.15)		(0.94)
Net Asset Value, End of Period	$4.35		$4.37		$4.09		$7.22		$8.25		$9.85
Total Return(2)	(0.46	)%(3)	12.28	%(4)	(26.10)%		23.47%		(14.65)%		17.90%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,183		$1,304		$1,698		$3,368		$4,316		$10,728
Ratio of Expenses Before Expense Limitation	2.12	%(5)	2.34%		1.74%		2.05%		1.90%		1.37%
Ratio of Expenses After Expense Limitation	1.15	%(5)(6)	1.26	%(6)(7)(8)	1.16	%(6)	1.36	%(6)(9)	1.36	%(6)(9)	1.35	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.15	%(6)	1.35	%(6)	1.35	%(6)	1.35	%(6)
Ratio of Net Investment Income	3.73	%(5)(6)	4.14	%(6)(8)	2.17	%(6)	0.57	%(6)	1.63	%(6)	2.00	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	27	%(3)	73%		87%		135%		51%		24%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares. Prior to December 11, 2023, the maximum ratio was 1.35% for Class A shares.

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.33%	4.07%

(9)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$4.35		$4.03		$7.14		$8.18		$9.75		$9.09
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.07		0.15		0.10		0.01		0.08		0.16
Net Realized and Unrealized Gain (Loss)	(0.10)		0.33		(2.01)		1.77		(1.56)		1.40
Total from Investment Operations	(0.03)		0.48		(1.91)		1.78		(1.48)		1.56
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		(0.03)		(1.49)		(0.01)		(0.45)
Net Realized Gain	—		(0.04)		(1.17)		(1.33)		(0.08)		(0.45)
Total Distributions	—		(0.16)		(1.20)		(2.82)		(0.09)		(0.90)
Net Asset Value, End of Period	$4.32		$4.35		$4.03		$7.14		$8.18		$9.75
Total Return(2)	(0.69	)%(3)	11.73	%(4)	(26.76)%		22.94%		(15.17)%		17.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$103		$104		$352		$521		$522		$1,419
Ratio of Expenses Before Expense Limitation	4.37	%(5)	3.31%		2.84%		2.30%		2.08%		1.91%
Ratio of Expenses After Expense Limitation	1.65	%(5)(6)	1.82	%(6)(7)(8)	1.85	%(6)	1.86	%(6)(9)	1.86	%(6)(9)	1.85	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.85	%(6)	1.85	%(6)	1.85	%(6)	1.85	%(6)
Ratio of Net Investment Income	3.23	%(5)(6)	3.58	%(6)(8)	1.71	%(6)	0.12	%(6)	1.07	%(6)	1.54	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	27	%(3)	73%		87%		135%		51%		24%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to December 11, 2023, the maximum ratio was 1.85% for Class L shares.

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.84%	3.56%

(9)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$4.14		$3.87		$6.90		$8.01		$9.56		$8.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.06		0.14		0.07		(0.00	)(2)	0.08		0.13
Net Realized and Unrealized Gain (Loss)	(0.10)		0.31		(1.93)		1.71		(1.54)		1.37
Total from Investment Operations	(0.04)		0.45		(1.86)		1.71		(1.46)		1.50
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		—		(1.49)		(0.01)		(0.41)
Net Realized Gain	—		(0.04)		(1.17)		(1.33)		(0.08)		(0.45)
Total Distributions	—		(0.18)		(1.17)		(2.82)		(0.09)		(0.86)
Net Asset Value, End of Period	$4.10		$4.14		$3.87		$6.90		$8.01		$9.56
Total Return(3)	(0.97	)%(4)	11.57	%(5)	(26.97)%		22.54%		(15.26)%		16.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$52		$71		$126		$569		$225		$397
Ratio of Expenses Before Expense Limitation	6.50	%(6)	5.87%		3.49%		2.94%		2.96%		2.51%
Ratio of Expenses After Expense Limitation	1.90	%(6)(7)	2.02	%(7)(8)(9)	2.10	%(7)	2.11	%(7)(10)	2.11	%(7)(10)	2.10	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.10	%(7)	2.10	%(7)	2.10	%(7)	2.10	%(7)
Ratio of Net Investment Income (Loss)	2.97	%(6)(7)	3.40	%(7)(9)	1.11	%(7)	(0.03	)%(7)	1.00	%(7)	1.26	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	27	%(4)	73%		87%		135%		51%		24%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class C shares. Prior to December 11, 2023, the maximum ratio was 2.10% for Class C shares.

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.08%	3.34%

(10)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Real Estate Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$4.38		$4.09		$7.23		$8.25		$9.87		$9.19
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.19		0.14		0.08		0.17		0.25
Net Realized and Unrealized Gain (Loss)	(0.11)		0.34		(2.02)		1.80		(1.59)		1.43
Total from Investment Operations	(0.02)		0.53		(1.88)		1.88		(1.42)		1.68
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.09)		(1.57)		(0.12)		(0.55)
Net Realized Gain	—		(0.04)		(1.17)		(1.33)		(0.08)		(0.45)
Total Distributions	—		(0.24)		(1.26)		(2.90)		(0.20)		(1.00)
Net Asset Value, End of Period	$4.36		$4.38		$4.09		$7.23		$8.25		$9.87
Total Return(3)	(0.46	)%(4)	13.02	%(5)	(26.05)%		24.02%		(14.36)%		18.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$611		$720		$843		$22,479		$218,100		$350,363
Ratio of Expenses Before Expense Limitation	2.01	%(6)	2.30%		1.59%		1.13%		1.01%		0.94%
Ratio of Expenses After Expense Limitation	0.75	%(6)(7)	0.85	%(7)(8)(9)	0.94	%(7)	0.95	%(7)(10)	0.95	%(7)(10)	0.94	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.94	%(7)	0.94	%(7)	0.94	%(7)	0.94	%(7)
Ratio of Net Investment Income	4.13	%(6)(7)	4.55	%(7)(9)	2.21	%(7)	0.93	%(7)	2.21	%(7)	2.41	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	27	%(4)	73%		87%		135%		51%		24%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.75% for Class R6 shares. Prior to December 11, 2023, the maximum ratio was 0.94% for Class R6 shares.

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.93%	4.47%

(10)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Real Estate Portfolio

	Class IR
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$4.37		$4.09		$7.23		$8.25		$9.87		$9.19
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.19		0.15		0.04		0.18		0.25
Net Realized and Unrealized Gain (Loss)	(0.11)		0.33		(2.03)		1.84		(1.60)		1.43
Total from Investment Operations	(0.02)		0.52		(1.88)		1.88		(1.42)		1.68
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.09)		(1.57)		(0.12)		(0.55)
Net Realized Gain	—		(0.04)		(1.17)		(1.33)		(0.08)		(0.45)
Total Distributions	—		(0.24)		(1.26)		(2.90)		(0.20)		(1.00)
Net Asset Value, End of Period	$4.35		$4.37		$4.09		$7.23		$8.25		$9.87
Total Return(2)	(0.46	)%(3)	12.77	%(4)	(26.01)%		24.08%		(14.36)%		18.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$9		$8		$10		$8		$10
Ratio of Expenses Before Expense Limitation	25.08	%(5)	27.75%		23.96%		23.02%		26.07%		21.38%
Ratio of Expenses After Expense Limitation	0.75	%(5)(6)	0.84	%(6)(7)(8)	0.94	%(6)	0.95	%(6)(9)	0.95	%(6)(9)	0.94	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.94	%(6)	0.94	%(6)	0.94	%(6)	0.94	%(6)
Ratio of Net Investment Income	4.13	%(5)(6)	4.54	%(6)(8)	2.52	%(6)	0.46	%(6)	2.37	%(6)	2.45	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	27	%(3)	73%		87%		135%		51%		24%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.75% for Class IR shares. Prior to December 11, 2023, the maximum ratio was 0.94% for Class IR shares.

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.93%	4.45%

(9)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(10)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Data Centers	$3,529	$—	$—	$3,529
Diversified	—	5,086	—	5,086
Health Care	4,439	120	—	4,559
Industrial	2,929	1,341	—	4,270
Industrial/Office Mixed	—	673	—	673
Lodging/Resorts	705	1,115	—	1,820

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Office	$532	$734	$—	$1,266
Residential	5,338	1,249	—	6,587
Retail	3,622	1,440	—	5,062
Self Storage	2,326	324	—	2,650
Specialty	1,822	—	—	1,822
Total Common Stocks	25,242	12,082	—	37,324
Short-Term Investment
Investment Company	270	—	—	270
Total Assets	$25,512	$12,082	$—	$37,594

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$280	(a)	$—	$(280	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received non-cash collateral of approximately $295,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.65%	0.60%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares, 0.75% for Class R6 shares and 0.75% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024,

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

approximately $122,000 of advisory fees were waived and approximately $38,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $10,058,000 and $10,672,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$417	$3,386	$3,533	$6
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$270

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,710	$302	$6,952	$2,406

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$186	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $609,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 74.1%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MRLBX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Global Stars Portfolio

(formerly Global Sustain Portfolio)

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Global Stars Portfolio

	Shares	Value (000)
Common Stocks (97.4%)
Australia (4.0%)
CSL Ltd.	11,186	$2,194
Xero Ltd. (a)	14,723	1,331
		3,525
Canada (3.1%)
Constellation Software, Inc.	940	2,708
China (3.4%)
Kweichow Moutai Co. Ltd., Class A	6,400	1,290
Tencent Holdings Ltd. (b)	35,800	1,698
		2,988
Germany (7.1%)
SAP SE	30,802	6,187
Netherlands (2.0%)
Universal Music Group NV	58,012	1,726
Switzerland (2.0%)
On Holding AG, Class A (a)	45,082	1,749
Taiwan (3.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,237	2,648
United Kingdom (7.5%)
Experian PLC	56,353	2,618
Halma PLC	64,484	2,198
RELX PLC (LSE)	38,361	1,758
		6,574
United States (65.3%)
Adobe, Inc. (a)	3,320	1,844
Alphabet, Inc., Class A	29,760	5,421
Aon PLC, Class A	9,344	2,743
Arthur J Gallagher & Co.	10,340	2,681
Automatic Data Processing, Inc.	7,863	1,877
Booking Holdings, Inc.	656	2,599
Broadridge Financial Solutions, Inc.	10,968	2,161
IDEXX Laboratories, Inc. (a)	2,684	1,308
Intercontinental Exchange, Inc.	25,469	3,487
IQVIA Holdings, Inc. (a)	11,494	2,430
Microsoft Corp.	11,618	5,193
Netflix, Inc. (a)	3,216	2,170
Old Dominion Freight Line, Inc.	7,383	1,304
Roper Technologies, Inc.	3,311	1,866
S&P Global, Inc.	4,900	2,185
Salesforce, Inc.	9,069	2,332
Thermo Fisher Scientific, Inc.	5,139	2,842
Tradeweb Markets, Inc., Class A	24,892	2,639
UnitedHealth Group, Inc.	5,685	2,895
Visa, Inc., Class A	20,811	5,462
Zoetis, Inc.	10,333	1,791
		57,230
Total Common Stocks (Cost $67,875)		85,335
	No. of Warrants	Value (000)
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	1,639	$—
	Shares
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $3,233)	3,232,976	3,233
Total Investments (101.1%) (Cost $71,108) (c)(d)		88,568
Liabilities in Excess of Other Assets (–1.1%)		(953)
Net Assets (100.0%)		$87,615

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $21,000,000 and 24.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,765,000 and the aggregate gross unrealized depreciation is approximately $305,000, resulting in net unrealized appreciation of approximately $17,460,000.

ADR  American Depositary Receipt.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.8%
Software	24.2
Professional Services	9.4
Capital Markets	9.4
Interactive Media & Services	8.0
Financial Services	6.2
Insurance	6.1
Life Sciences Tools & Services	5.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Stars Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $67,875)	$85,335
Investment in Security of Affiliated Issuer, at Value (Cost $3,233)	3,233
Total Investments in Securities, at Value (Cost $71,108)	88,568
Foreign Currency, at Value (Cost $667)	662
Receivable for Investments Sold	9,848
Dividends Receivable	53
Tax Reclaim Receivable	47
Receivable from Affiliate	5
Receivable for Fund Shares Sold	1
Other Assets	60
Total Assets	99,244
Liabilities:
Payable for Investments Purchased	11,425
Payable for Advisory Fees	106
Payable for Professional Fees	55
Payable for Fund Shares Redeemed	12
Payable for Sub Transfer Agency Fees — Class I	7
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	6
Payable for Custodian Fees	6
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	4
Total Liabilities	11,629
Net Assets	$87,615
Net Assets Consist of:
Paid-in-Capital	$63,518
Total Distributable Earnings	24,097
Net Assets	$87,615

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Stars Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$75,972
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,877,336
Net Asset Value, Offering and Redemption Price Per Share	$19.59
CLASS A:
Net Assets	$6,180
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	317,231
Net Asset Value, Redemption Price Per Share	$19.48
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.08
Maximum Offering Price Per Share	$20.56
CLASS L:
Net Assets	$1,315
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	69,578
Net Asset Value, Offering and Redemption Price Per Share	$18.90
CLASS C:
Net Assets	$4,113
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	224,110
Net Asset Value, Offering and Redemption Price Per Share	$18.35
CLASS R6:
Net Assets	$35
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,799
Net Asset Value, Offering and Redemption Price Per Share	$19.60

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Global Stars Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $26 of Foreign Taxes Withheld)	$747
Dividends from Security of Affiliated Issuer (Note G)	39
Total Investment Income	786
Expenses:
Advisory Fees (Note B)	366
Professional Fees	78
Sub Transfer Agency Fees — Class I	42
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	42
Shareholder Services Fees — Class A (Note D)	8
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	20
Registration Fees	25
Custodian Fees (Note F)	11
Shareholder Reporting Fees	9
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Pricing Fees	1
Directors' Fees and Expenses	1
Other Expenses	8
Total Expenses	626
Waiver of Advisory Fees (Note B)	(96)
Reimbursement of Class Specific Expenses — Class I (Note B)	(25)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	503
Net Investment Income	283
Realized Gain:
Investments Sold	12,291
Foreign Currency Translation	19
Net Realized Gain	12,310
Change in Unrealized Appreciation (Depreciation):
Investments	(6,019)
Foreign Currency Translation	(11)
Net Change in Unrealized Appreciation (Depreciation)	(6,030)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	6,280
Net Increase in Net Assets Resulting from Operations	$6,563

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Stars Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$283	$404
Net Realized Gain (Loss)	12,310	(2,166)
Net Change in Unrealized Appreciation (Depreciation)	(6,030)	19,971
Net Increase in Net Assets Resulting from Operations	6,563	18,209
Dividends and Distributions to Shareholders:
Class I	—	(379)
Class A	—	(6)
Class R6	—	(72)
Total Dividends and Distributions to Shareholders	—	(457)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	5,102	24,977
Distributions Reinvested	—	372
Redeemed	(15,526)	(13,229)
Class A:
Subscribed	948	721
Distributions Reinvested	—	6
Redeemed	(904)	(1,833)
Class L:
Redeemed	(192)	(81)
Class C:
Subscribed	78	171
Redeemed	(82)	(1,350)
Class R6:
Subscribed	9	23
Distributions Reinvested	—	72
Redeemed	(14,888)	(1)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(25,455)	9,848
Total Increase (Decrease) in Net Assets	(18,892)	27,600
Net Assets:
Beginning of Period	106,507	78,907
End of Period	$87,615	$106,507

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Global Stars Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	269	1,511
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(809)	(798)
Net Increase (Decrease) in Class I Shares Outstanding	(540)	734
Class A:
Shares Subscribed	50	43
Shares Issued on Distributions Reinvested	—	— @
Shares Redeemed	(48)	(112)
Net Increase (Decrease) in Class A Shares Outstanding	2	(69)
Class L:
Shares Redeemed	(10)	(5)
Class C:
Shares Subscribed	4	11
Shares Redeemed	(4)	(84)
Net Decrease in Class C Shares Outstanding	(— @)	(73)
Class R6:
Shares Subscribed	1	1
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(765)	(— @)
Net Increase (Decrease) in Class R6 Shares Outstanding	(764)	5

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Stars Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$18.41		$15.20		$19.30		$16.57		$14.66		$11.58
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.08		0.08		0.09		0.08		0.09
Net Realized and Unrealized Gain (Loss)	1.12		3.22		(4.08)		2.98		2.25		3.38
Total from Investment Operations	1.18		3.30		(4.00)		3.07		2.33		3.47
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.05)		(0.07)		(0.06)		(0.08)
Net Realized Gain	—		—		(0.05)		(0.27)		(0.36)		(0.31)
Total Distributions	—		(0.09)		(0.10)		(0.34)		(0.42)		(0.39)
Net Asset Value, End of Period	$19.59		$18.41		$15.20		$19.30		$16.57		$14.66
Total Return(2)	6.41	%(3)	21.69	%(4)	(20.69)%		18.62%		15.96%		30.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$75,972		$81,322		$55,997		$80,097		$34,042		$14,756
Ratio of Expenses Before Expense Limitation	1.14	%(5)	1.20%		1.24%		1.17%		1.45%		1.92%
Ratio of Expenses After Expense Limitation	0.90	%(5)(6)(7)	0.87	%(7)(8)	0.90	%(7)	0.90	%(7)	0.90	%(7)	0.90	%(7)
Ratio of Net Investment Income	0.61	%(5)(7)	0.50	%(7)(8)	0.47	%(7)	0.51	%(7)	0.52	%(7)	0.68	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	49	%(3)	34%		26%		11%		20%		14%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class I shares. Prior to June 27, 2024, the maximum ratio was 0.90% for Class I shares.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.90%	0.47%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Stars Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$18.33		$15.14		$19.21		$16.51		$14.62		$11.56
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.03		0.02		0.02		0.03		0.03		0.05
Net Realized and Unrealized Gain (Loss)	1.12		3.19		(4.04)		2.96		2.23		3.36
Total from Investment Operations	1.15		3.21		(4.02)		2.99		2.26		3.41
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		(0.02)		(0.01)		(0.04)
Net Realized Gain	—		—		(0.05)		(0.27)		(0.36)		(0.31)
Total Distributions	—		(0.02)		(0.05)		(0.29)		(0.37)		(0.35)
Net Asset Value, End of Period	$19.48		$18.33		$15.14		$19.21		$16.51		$14.62
Total Return(2)	6.27	%(3)	21.19	%(4)	(20.91)%		18.20%		15.53%		29.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,180		$5,775		$5,816		$10,812		$4,839		$2,949
Ratio of Expenses Before Expense Limitation	1.42	%(5)	1.51%		1.51%		1.46%		1.76%		2.25%
Ratio of Expenses After Expense Limitation	1.24	%(5)(6)(7)	1.22	%(7)(8)	1.25	%(7)	1.22	%(7)	1.24	%(7)	1.25	%(7)
Ratio of Net Investment Income	0.26	%(5)(7)	0.16	%(7)(8)	0.13	%(7)	0.18	%(7)	0.17	%(7)	0.35	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	49	%(3)	34%		26%		11%		20%		14%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Annualized.

(6)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class A shares. Prior to June 27, 2024, the maximum ratio was 1.25% for Class A shares.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.25%	0.13%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Stars Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$17.83		$14.78		$18.86		$16.28		$14.48		$11.47
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.02)		(0.06)		(0.06)		(0.05)		(0.05)		(0.01)
Net Realized and Unrealized Gain (Loss)	1.09		3.11		(3.97)		2.90		2.21		3.33
Total from Investment Operations	1.07		3.05		(4.03)		2.85		2.16		3.32
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.05)		(0.27)		(0.36)		(0.31)
Net Asset Value, End of Period	$18.90		$17.83		$14.78		$18.86		$16.28		$14.48
Total Return(2)	6.00	%(3)	20.64	%(4)	(21.35)%		17.58%		14.97%		28.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,315		$1,421		$1,253		$1,684		$1,441		$1,437
Ratio of Expenses Before Expense Limitation	2.00	%(5)	2.07%		2.05%		2.08%		2.32%		2.77%
Ratio of Expenses After Expense Limitation	1.75	%(5)(6)(7)	1.72	%(7)(8)	1.75	%(7)	1.75	%(7)	1.75	%(7)	1.75	%(7)
Ratio of Net Investment Loss	(0.24	)%(5)(7)	(0.34	)%(7)(8)	(0.37	)%(7)	(0.27	)%(7)	(0.33	)%(7)	(0.09	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	49	%(3)	34%		26%		11%		20%		14%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  Annualized.

(6)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.65% for Class L shares. Prior to June 27, 2024, the maximum ratio was 1.75% for Class L shares.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.75%	(0.37)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Stars Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$17.33		$14.40		$18.41		$15.94		$14.22		$11.30
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.04)		(0.09)		(0.09)		(0.09)		(0.08)		(0.05)
Net Realized and Unrealized Gain (Loss)	1.06		3.02		(3.87)		2.83		2.16		3.28
Total from Investment Operations	1.02		2.93		(3.96)		2.74		2.08		3.23
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.05)		(0.27)		(0.36)		(0.31)
Net Asset Value, End of Period	$18.35		$17.33		$14.40		$18.41		$15.94		$14.22
Total Return(2)	5.89	%(3)	20.35	%(4)	(21.54)%		17.33%		14.68%		28.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,113		$3,890		$4,279		$5,551		$3,594		$2,872
Ratio of Expenses Before Expense Limitation	2.17	%(5)	2.23%		2.25%		2.22%		2.51%		2.97%
Ratio of Expenses After Expense Limitation	1.98	%(5)(6)(7)	1.96	%(7)(8)	1.98	%(7)	1.97	%(7)	1.99	%(7)	1.98	%(7)
Ratio of Net Investment Loss	(0.48	)%(5)(7)	(0.60	)%(7)(8)	(0.61	)%(7)	(0.52	)%(7)	(0.56	)%(7)	(0.38	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	49	%(3)	34%		26%		11%		20%		14%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.90% for Class C shares. Prior to June 27, 2024, the maximum ratio was 2.00% for Class C shares.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.99%	(0.63)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Global Stars Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$18.41		$15.20		$19.29		$16.57		$14.66		$11.58
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.09		0.09		0.11		0.09		0.11
Net Realized and Unrealized Gain (Loss)	1.13		3.21		(4.07)		2.96		2.25		3.37
Total from Investment Operations	1.19		3.30		(3.98)		3.07		2.34		3.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		(0.06)		(0.08)		(0.07)		(0.09)
Net Realized Gain	—		—		(0.05)		(0.27)		(0.36)		(0.31)
Total Distributions	—		(0.09)		(0.11)		(0.35)		(0.43)		(0.40)
Net Asset Value, End of Period	$19.60		$18.41		$15.20		$19.29		$16.57		$14.66
Total Return(3)	6.46	%(4)	21.75	%(5)	(20.60)%		18.60%		16.00%		30.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35		$14,099		$11,562		$14,563		$9,317		$7,450
Ratio of Expenses Before Expense Limitation	1.05	%(6)	1.12%		1.14%		1.12%		1.41%		1.88%
Ratio of Expenses After Expense Limitation	0.85	%(6)(7)(8)	0.82	%(8)(9)	0.85	%(8)	0.85	%(8)	0.85	%(8)	0.85	%(8)
Ratio of Net Investment Income	0.66	%(6)(8)	0.55	%(8)(9)	0.53	%(8)	0.60	%(8)	0.58	%(8)	0.79	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	49	%(4)	34%		26%		11%		20%		14%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  Effective June 27, 2024, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.75% for Class R6 shares. Prior to June 27, 2024, the maximum ratio was 0.85% for Class R6 shares.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	0.52%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Global Stars Portfolio (name changed on June 27, 2024, formerly Global Sustain Portfolio). The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$—	$1,290	$—	$1,290
Biotechnology	—	2,194	—	2,194
Capital Markets	8,311	—	—	8,311
Electronic Equipment, Instruments & Components	—	2,198	—	2,198
Entertainment	2,170	1,726	—	3,896
Financial Services	5,462	—	—	5,462
Ground Transportation	1,304	—	—	1,304
Health Care Equipment & Supplies	1,308	—	—	1,308
Health Care Providers & Services	2,895	—	—	2,895

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Hotels, Restaurants & Leisure	$2,599	$—		$—	$2,599
Insurance	5,424	—		—	5,424
Interactive Media & Services	5,421	1,698		—	7,119
Life Sciences Tools & Services	5,272	—		—	5,272
Pharmaceuticals	1,791	—		—	1,791
Professional Services	4,038	4,376		—	8,414
Semiconductors & Semiconductor Equipment	2,648	—		—	2,648
Software	13,943	7,518		—	21,461
Textiles, Apparel & Luxury Goods	1,749	—		—	1,749
Total Common Stocks	64,335	21,000		—	85,335
Warrants	—	—	†	—	—	†
Short-Term Investment
Investment Company	3,233	—		—	3,233
Total Assets	$67,568	$21,000	†	$—	$88,568	†

† Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

Effective June 27, 2024, the Adviser provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $500 million	Over $500 million
0.65%	0.60%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.51% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares and 0.85% for Class R6 shares. Effective June 27, 2024, the Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses will not exceed 0.80% for Class I shares, 1.15% for Class A shares,1.65% for Class L shares 1.90% for Class C shares and 0.75% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $96,000 of advisory fees were waived and approximately $26,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $49,842,000 and $75,216,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$1,680	$14,229	$12,676	$39
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$3,233

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$457	$—	$250	$276

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$41	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $9,000 and $4,251,000 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.1%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three-year period but below its peer group average for the one- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MGQAX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (93.6%)
Automobiles (6.5%)
Rivian Automotive, Inc., Class A (a)	600,969	$8,065
Tesla, Inc. (a)	1,125,119	222,639
		230,704
Biotechnology (1.3%)
ProKidney Corp. (a)(b)	2,923,850	7,193
Roivant Sciences Ltd. (a)	3,741,241	39,545
		46,738
Broadline Retail (5.5%)
Global-e Online Ltd. (Israel) (a)	2,346,151	85,095
MercadoLibre, Inc. (a)	66,431	109,173
		194,268
Capital Markets (2.4%)
Coinbase Global, Inc., Class A (a)	144,263	32,059
Intercontinental Exchange, Inc.	394,484	54,001
		86,060
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—
Entertainment (5.1%)
ROBLOX Corp., Class A (a)	4,836,139	179,953
Financial Services (8.4%)
Adyen NV (Netherlands) (a)	106,954	127,027
Affirm Holdings, Inc. (a)	5,640,735	170,406
		297,433
Ground Transportation (3.8%)
Uber Technologies, Inc. (a)	1,836,833	133,501
Health Care Providers & Services (1.5%)
Agilon Health, Inc. (a)	7,901,791	51,678
Health Care Technology (0.6%)
Doximity, Inc., Class A (a)	816,837	22,847
Hotels, Restaurants & Leisure (12.1%)
Airbnb, Inc., Class A (a)	1,127,390	170,946
DoorDash, Inc., Class A (a)	2,377,554	258,630
		429,576
Information Technology Services (20.6%)
Cloudflare, Inc., Class A (a)	4,073,669	337,422
Shopify, Inc., Class A (Canada) (a)	3,340,013	220,608
Snowflake, Inc., Class A (a)	1,303,580	176,100
		734,130
Leisure Products (0.3%)
Peloton Interactive, Inc., Class A (a)	3,480,846	11,765
Life Sciences Tools & Services (0.3%)
10X Genomics, Inc., Class A (a)	569,463	11,076
	Shares	Value (000)
Media (7.7%)
Trade Desk, Inc., Class A (a)	2,807,358	$274,194
Pharmaceuticals (4.6%)
Royalty Pharma PLC, Class A	6,235,293	164,425
Software (7.8%)
Aurora Innovation, Inc. (a)	13,130,053	36,370
Bill Holdings, Inc. (a)	954,383	50,220
MicroStrategy, Inc., Class A (a)	83,964	115,659
Samsara, Inc., Class A (a)	2,280,878	76,865
		279,114
Specialized REITs (1.0%)
American Tower Corp. REIT	182,092	35,395
Specialty Retail (4.1%)
Carvana Co. (a)	1,136,102	146,238
Total Common Stocks (Cost $2,712,533)		3,329,095
Preferred Stocks (3.3%)
Financial Services (0.5%)
Stripe, Inc., Series I (a)(c)(d) (acquisition cost — $12,876; acquired 3/17/23)	639,525	16,404
Software (2.8%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $102,163; acquired 8/31/21)	1,390,269	100,336
Total Preferred Stocks (Cost $115,039)		116,740
Investment Company (2.6%)
iShares Bitcoin Trust (a) (Cost $103,345)	2,670,824	91,182
Short-Term Investments (0.8%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $25,980)	25,979,832	25,980
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G)	1,346,505	1,346
	Face Amount (000)
Repurchase Agreements (0.0%)‡
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $257; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $262)	$257	257

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $118; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $120)	$118	$118
		375
	Total Securities held as Collateral on Loaned Securities (Cost $1,721)	1,721
	Total Short-Term Investments (Cost $27,701)	27,701
	Total Investments Excluding Purchased Options (100.3%) (Cost $2,958,618)	3,564,718
	Total Purchased Options Outstanding (0.1%) (Cost $13,919)	3,954
	Total Investments (100.4%) (Cost $2,972,537) including $1,694 of Securities Loaned (e)(f)(g)	3,568,672
	Liabilities in Excess of Other Assets (–0.4%)	(13,252)
	Net Assets (100.0%)	$3,555,420

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2024.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2024 amounts to approximately $116,740,000 and represents 3.3% of net assets.

(d)  At June 30, 2024, the Fund held fair valued securities at approximately $116,740,000, representing 3.3% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  The approximate fair value and percentage of net assets, $127,027,000 and 3.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(f)  Securities are available for collateral in connection with purchased options.

(g)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,048,313,000 and the aggregate gross unrealized depreciation is approximately $452,178,000, resulting in net unrealized appreciation of approximately $596,135,000.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan-25	1,367,722,139	$1,367,722	$2,234	$5,175	$(2,941)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	794,067,491	794,067	1,672	3,371	(1,699)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug-24	1,297,584,118	1,297,584	48	5,373	(5,325)
							$3,954	$13,919	$(9,965)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	23.1%
Information Technology Services	20.6
Hotels, Restaurants & Leisure	12.1
Software	10.6
Financial Services	8.8
Media	7.7
Automobiles	6.5
Broadline Retail	5.5
Entertainment	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,945,211)	$3,541,346
Investment in Security of Affiliated Issuer, at Value (Cost $27,326)	27,326
Total Investments in Securities, at Value (Cost $2,972,537)	3,568,672
Foreign Currency, at Value (Cost $2)	2
Receivable for Investments Sold	3,062
Receivable for Fund Shares Sold	2,362
Dividends Receivable	380
Receivable from Affiliate	296
Receivable from Securities Lending Income	90
Other Assets	512
Total Assets	3,575,376
Liabilities:
Payable for Fund Shares Redeemed	7,994
Due to Broker	4,130
Payable for Advisory Fees	3,994
Collateral on Securities Loaned, at Value	1,721
Payable for Sub Transfer Agency Fees — Class I	345
Payable for Sub Transfer Agency Fees — Class A	280
Payable for Sub Transfer Agency Fees — Class L	7
Payable for Sub Transfer Agency Fees — Class C	30
Payable for Shareholder Services Fees — Class A	336
Payable for Distribution and Shareholder Services Fees — Class L	33
Payable for Distribution and Shareholder Services Fees — Class C	118
Payable for Administration Fees	232
Payable for Transfer Agency Fees — Class I	17
Payable for Transfer Agency Fees — Class A	33
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class R6	2
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Custodian Fees	47
Payable for Directors' Fees and Expenses	36
Payable for Professional Fees	29
Other Liabilities	569
Total Liabilities	19,956
Net Assets	$3,555,420
Net Assets Consist of:
Paid-in-Capital	$5,844,786
Total Accumulated Loss	(2,289,366)
Net Assets	$3,555,420
The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$1,311,906
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	34,062,130
Net Asset Value, Offering and Redemption Price Per Share	$38.52
CLASS A:
Net Assets	$1,653,817
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	48,002,073
Net Asset Value, Redemption Price Per Share	$34.45
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.91
Maximum Offering Price Per Share	$36.36
CLASS L:
Net Assets	$54,705
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,824,012
Net Asset Value, Offering and Redemption Price Per Share	$29.99
CLASS C:
Net Assets	$143,426
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,964,637
Net Asset Value, Offering and Redemption Price Per Share	$28.89
CLASS R6:
Net Assets	$391,527
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,981,406
Net Asset Value, Offering and Redemption Price Per Share	$39.23
CLASS IR:
Net Assets	$39
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	995
Net Asset Value, Offering and Redemption Price Per Share	$39.10
(1) Including: Securities on Loan, at Value:	$1,694

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Growth Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note G)	$4,869
Dividends from Securities of Unaffiliated Issuers	3,221
Income from Securities Loaned — Net	311
Total Investment Income	8,401
Expenses:
Advisory Fees (Note B)	9,540
Shareholder Services Fees — Class A (Note D)	2,213
Distribution and Shareholder Services Fees — Class L (Note D)	217
Distribution and Shareholder Services Fees — Class C (Note D)	801
Administration Fees (Note C)	1,839
Sub Transfer Agency Fees — Class I	744
Sub Transfer Agency Fees — Class A	840
Sub Transfer Agency Fees — Class L	20
Sub Transfer Agency Fees — Class C	76
Transfer Agency Fees — Class I (Note E)	47
Transfer Agency Fees — Class A (Note E)	93
Transfer Agency Fees — Class L (Note E)	8
Transfer Agency Fees — Class C (Note E)	6
Transfer Agency Fees — Class R6 (Note E)	6
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	142
Professional Fees	104
Custodian Fees (Note F)	70
Registration Fees	56
Directors' Fees and Expenses	36
Pricing Fees	2
Other Expenses	123
Total Expenses	16,984
Rebate from Morgan Stanley Affiliate (Note G)	(180)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Net Expenses	16,803
Net Investment Loss	(8,402)
Realized Gain (Loss):
Investments Sold	(27,717)
Foreign Currency Translation	2
Net Realized Loss	(27,715)
Change in Unrealized Appreciation (Depreciation):
Investments	93,989
Foreign Currency Translation	2
Net Change in Unrealized Appreciation (Depreciation)	93,991
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	66,276
Net Increase in Net Assets Resulting from Operations	$57,874

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(8,402)	$(20,724)
Net Realized Loss	(27,715)	(1,010,447)
Net Change in Unrealized Appreciation (Depreciation)	93,991	3,120,485
Net Increase in Net Assets Resulting from Operations	57,874	2,089,314
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	170,432	366,119
Redeemed	(443,875)	(881,458)
Class A:
Subscribed	26,070	79,489
Redeemed	(269,914)	(462,613)
Class L:
Exchanged	—	— @
Redeemed	(6,112)	(6,786)
Class C:
Subscribed	3,910	10,399
Redeemed	(34,288)	(47,772)
Class R6:
Subscribed	81,928	160,912
Redeemed	(1,572,297)	(420,262)
Class IR:
Redeemed	—	(8)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,044,146)	(1,201,980)
Total Increase (Decrease) in Net Assets	(1,986,272)	887,334
Net Assets:
Beginning of Period	5,541,692	4,654,358
End of Period	$3,555,420	$5,541,692
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,345	11,924
Shares Redeemed	(11,600)	(28,077)
Net Decrease in Class I Shares Outstanding	(7,255)	(16,153)
Class A:
Shares Subscribed	760	2,828
Shares Redeemed	(7,862)	(16,397)
Net Decrease in Class A Shares Outstanding	(7,102)	(13,569)
Class L:
Shares Exchanged	—	— @@
Shares Redeemed	(201)	(274)
Net Decrease in Class L Shares Outstanding	(201)	(274)
Class C:
Shares Subscribed	136	428
Shares Redeemed	(1,184)	(1,965)
Net Decrease in Class C Shares Outstanding	(1,048)	(1,537)
Class R6:
Shares Subscribed	2,139	5,114
Shares Redeemed	(38,780)	(12,821)
Net Decrease in Class R6 Shares Outstanding	(36,641)	(7,707)
Class IR:
Shares Redeemed	—	(— @@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$38.42		$25.58		$74.29		$91.47		$46.33		$41.75
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.09)		(0.20)		(0.50)		(0.38)		(0.19)
Net Realized and Unrealized Gain (Loss)	0.15		12.93		(44.22)		1.32		54.08		9.73
Total from Investment Operations	0.10		12.84		(44.42)		0.82		53.70		9.54
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)		(4.96)
Net Asset Value, End of Period	$38.52		$38.42		$25.58		$74.29		$91.47		$46.33
Total Return(3)	0.23	%(4)	50.25	%(5)	(60.34)%		0.43%		115.57%		23.16%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,311,906		$1,587,293		$1,469,843		$6,234,787		$6,816,690		$2,440,640
Ratio of Expenses Before Expense Limitation	0.63	%(6)	0.56%		0.64%		0.56%		N/A		0.59%
Ratio of Expenses After Expense Limitation	0.62	%(6)(7)	0.53	%(7)(8)	0.64	%(7)	0.56	%(7)	0.54	%(7)	0.58	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.58	%(7)
Ratio of Net Investment Loss	(0.25	)%(6)(7)	(0.29	)%(7)(8)	(0.46	)%(7)	(0.51	)%(7)	(0.53	)%(7)	(0.38	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	15	%(4)	29%		40%		59%		60%		87%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.56%	(0.32)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$34.41		$22.97		$67.88		$85.31		$43.57		$39.61
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.15)		(0.27)		(0.70)		(0.51)		(0.30)
Net Realized and Unrealized Gain (Loss)	0.13		11.59		(40.35)		1.27		50.81		9.22
Total from Investment Operations	0.04		11.44		(40.62)		0.57		50.30		8.92
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)		(4.96)
Net Asset Value, End of Period	$34.45		$34.41		$22.97		$67.88		$85.31		$43.57
Total Return(3)	0.12	%(4)	49.87	%(5)	(60.44)%		0.16%		115.09%		22.81%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,653,817		$1,896,005		$1,577,172		$5,307,929		$5,465,808		$2,399,450
Ratio of Expenses Before Expense Limitation	0.87	%(6)	0.82%		0.89%		0.82%		N/A		0.84%
Ratio of Expenses After Expense Limitation	0.86	%(6)(7)	0.79	%(7)(8)	0.89	%(7)	0.82	%(7)	0.79	%(7)	0.83	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.83	%(7)
Ratio of Net Investment Loss	(0.49	)%(6)(7)	(0.55	)%(7)(8)	(0.71	)%(7)	(0.77	)%(7)	(0.77	)%(7)	(0.64	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	15	%(4)	29%		40%		59%		60%		87%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.82%	(0.58)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$30.03		$20.14		$61.05		$78.85		$40.77		$37.51
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.15)		(0.26)		(0.40)		(1.03)		(0.76)		(0.50)
Net Realized and Unrealized Gain (Loss)	0.11		10.15		(36.22)		1.23		47.40		8.72
Total from Investment Operations	(0.04)		9.89		(36.62)		0.20		46.64		8.22
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)		(4.96)
Net Asset Value, End of Period	$29.99		$30.03		$20.14		$61.05		$78.85		$40.77
Total Return(3)	(0.13	)%(4)	49.11	%(5)	(60.63)%		(0.30)%		114.01%		22.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$54,705		$60,812		$46,313		$151,668		$173,317		$93,053
Ratio of Expenses Before Expense Limitation	1.36	%(6)	1.31%		1.36%		1.28%		N/A		1.33%
Ratio of Expenses After Expense Limitation	1.35	%(6)(7)	1.28	%(7)(8)	1.36	%(7)	1.28	%(7)	1.29	%(7)	1.32	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.32	%(7)
Ratio of Net Investment Loss	(0.98	)%(6)(7)	(1.04	)%(7)(8)	(1.18	)%(7)	(1.24	)%(7)	(1.27	)%(7)	(1.12	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	15	%(4)	29%		40%		59%		60%		87%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.31%	(1.07)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$28.96		$19.48		$59.49		$77.49		$40.23		$37.17
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.18)		(0.31)		(0.48)		(1.23)		(0.93)		(0.61)
Net Realized and Unrealized Gain (Loss)	0.11		9.79		(35.24)		1.23		46.75		8.63
Total from Investment Operations	(0.07)		9.48		(35.72)		0.00	(3)	45.82		8.02
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)		(4.96)
Net Asset Value, End of Period	$28.89		$28.96		$19.48		$59.49		$77.49		$40.23
Total Return(4)	(0.24	)%(5)	48.74	%(6)	(60.73)%		(0.55)%		113.48%		21.91%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$143,426		$174,107		$147,014		$524,748		$514,190		$166,303
Ratio of Expenses Before Expense Limitation	1.62	%(7)	1.57%		1.61%		1.55%		N/A		1.59%
Ratio of Expenses After Expense Limitation	1.61	%(7)(8)	1.54	%(8)(9)	1.61	%(8)	1.55	%(8)	1.53	%(8)	1.58	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.58	%(8)
Ratio of Net Investment Loss	(1.25	)%(7)(8)	(1.30	)%(8)(9)	(1.43	)%(8)	(1.50	)%(8)	(1.51	)%(8)	(1.38	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	15	%(5)	29%		40%		59%		60%		87%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.57%	(1.33)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		2019(2)
Net Asset Value, Beginning of Period	$39.11		$26.03		$75.32		$92.42		$46.73		$42.04
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.03)		(0.08)		(0.13)		(0.41)		(0.32)		(0.15)
Net Realized and Unrealized Gain (Loss)	0.15		13.16		(44.87)		1.31		54.57		9.80
Total from Investment Operations	0.12		13.08		(45.00)		0.90		54.25		9.65
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)		(4.96)
Net Asset Value, End of Period	$39.23		$39.11		$26.03		$75.32		$92.42		$46.73
Total Return(4)	0.31	%(5)	50.31	%(6)	(60.28)%		0.51%		115.76%		23.26%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$391,527		$1,823,436		$1,413,983		$3,585,865		$3,743,697		$1,560,148
Ratio of Expenses Before Expense Limitation	0.52	%(7)	0.51%		0.50%		0.46%		N/A		0.50%
Ratio of Expenses After Expense Limitation	0.51	%(7)(8)	0.48	%(8)(9)	0.50	%(8)	0.46	%(8)	0.47	%(8)	0.49	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.49	%(8)
Ratio of Net Investment Loss	(0.15	)%(7)(8)	(0.24	)%(8)(9)	(0.32	)%(8)	(0.41	)%(8)	(0.45	)%(8)	(0.29	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	15	%(5)	29%		40%		59%		60%		87%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.51%	(0.27)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Growth Portfolio

	Class IR
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$38.98		$25.94		$75.32		$92.41		$46.73		$42.04
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.08)		(0.16)		(0.41)		(0.31)		(0.15)
Net Realized and Unrealized Gain (Loss)	0.15		13.12		(44.93)		1.32		54.55		9.80
Total from Investment Operations	0.12		13.04		(45.09)		0.91		54.24		9.65
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(4.29)		(18.00)		(8.56)		(4.96)
Net Asset Value, End of Period	$39.10		$38.98		$25.94		$75.32		$92.41		$46.73
Total Return(3)	0.31	%(4)	50.33	%(5)	(60.41)%		0.52%		115.74%		23.26%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$39		$39		$33		$319,566		$389,971		$269,241
Ratio of Expenses Before Expense Limitation	5.97	%(6)	7.94%		0.49%		0.46%		N/A		0.50%
Ratio of Expenses After Expense Limitation	0.51	%(6)(7)	0.48	%(7)(8)	0.49	%(7)	0.46	%(7)	0.47	%(7)	0.49	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.49	%(7)
Ratio of Net Investment Loss	(0.14	)%(6)(7)	(0.23	)%(7)(8)	(0.33	)%(7)	(0.41	)%(7)	(0.45	)%(7)	(0.30	)%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.01%		0.01%
Portfolio Turnover Rate	15	%(4)	29%		40%		59%		60%		87%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.51%	(0.26)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented approximately $91,241,000 or approximately 2.57% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts

("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments,

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$230,704	$—	$—		$230,704
Biotechnology	46,738	—	—		46,738
Broadline Retail	194,268	—	—		194,268
Capital Markets	86,060	—	—		86,060
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	179,953	—	—		179,953
Financial Services	170,406	127,027	—		297,433
Ground Transportation	133,501	—	—		133,501
Health Care Providers & Services	51,678	—	—		51,678
Health Care Technology	22,847	—	—		22,847
Hotels, Restaurants & Leisure	429,576	—	—		429,576
Information Technology Services	734,130	—	—		734,130
Leisure Products	11,765	—	—		11,765
Life Sciences Tools & Services	11,076	—	—		11,076
Media	274,194	—	—		274,194
Pharmaceuticals	164,425	—	—		164,425
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Software	$279,114	$—	$—		$279,114
Specialized REITs	35,395	—	—		35,395
Specialty Retail	146,238	—	—		146,238
Total Common Stocks	3,202,068	127,027	—	†	3,329,095	†
Preferred Stocks
Financial Services	—	—	16,404		16,404
Software	—	—	100,336		100,336
Total Preferred Stocks	—	—	116,740		116,740
Investment Company	91,182	—	—		91,182
Call Options Purchased	—	3,954	—		3,954
Short-Term Investments
Investment Company	27,326	—	—		27,326
Repurchase Agreements	—	375	—		375
Total Short-Term Investments	27,326	375	—		27,701
Total Assets	$3,320,576	$131,356	$116,740	†	$3,568,672	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$145,889
Purchases	—		—
Sales	—		(33,268)
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		5,434
Realized gains (losses)	—		(1,315)
Ending Balance	$—	†	$116,740
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$—		$5,434

†  Includes a security valued at zero.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2024:

	Fair Value at June 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$116,740	Market Transaction Method	Precedent Transaction	$26.00–$65.00/$59.52	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	14.0%–16.0%/15.0% 3.0%–4.0%/3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.4x–21.9x/13.6x	Increase
			Discount for Lack of Marketability	11.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$3,954	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(10,076	)(a)

(a) Amounts are included in Realized Loss on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$2,773	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$3,954	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$2,234	$—	$(2,234)	$0
JPMorgan Chase Bank NA	1,720	—	(1,720)	0
Total	$3,954	$—	$(3,954)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	4,016,653,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,694	(a)	$—	$(1,694	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $1,721,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,721	$—	$—	$—	$1,721
Total Borrowings	$1,721	$—	$—	$—	$1,721
Gross amount of recognized liabilities for securities lending transactions					$1,721

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10. Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2024, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares, 0.73% for Class R6 shares and 0.73% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $18,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $655,284,000 and $1,868,165,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024,

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

advisory fees paid were reduced by approximately $180,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$90,692	$1,272,254	$1,335,620	$4,869
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$27,326

During the six months ended June 30, 2024, the Fund incurred approximately $12,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2024, included in

"Directors' Fees and Expenses" in the Consolidated Statement of Operations amounted to approximately $1,000. At June 30, 2024, the Fund had an accrued pension liability of approximately $36,000, which is reflected as "Payable for Directors' Fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

23

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$—	$724,752

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$32,875	$(32,875)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,231,437,000 and $1,313,284,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2023, the Fund intends to defer to January 1, 2024 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$17,918	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 50.1%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing

24

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

25

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSEGX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Semi-Annual Financial Statements and Additional Information
June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (94.5%)
Biotechnology (5.6%)
Altimmune, Inc. (a)	116,849	$777
Arbutus Biopharma Corp. (a)	2,424,476	7,492
Beam Therapeutics, Inc. (a)	41,435	971
Intellia Therapeutics, Inc. (a)	58,776	1,315
ProKidney Corp. (a)(b)	282,987	696
Recursion Pharmaceuticals, Inc., Class A (a)(b)	74,570	559
Roivant Sciences Ltd. (a)	569,125	6,016
XOMA Corp. (a)	20,112	476
		18,302
Broadline Retail (7.4%)
Global-e Online Ltd. (Israel) (a)	662,756	24,038
Chemicals (0.1%)
Ginkgo Bioworks Holdings, Inc. (a)	1,134,498	379
Financial Services (7.4%)
Affirm Holdings, Inc. (a)	523,181	15,805
Burford Capital Ltd.	624,417	8,149
		23,954
Health Care Equipment & Supplies (0.3%)
Inspire Medical Systems, Inc. (a)	3,781	506
Outset Medical, Inc. (a)	147,374	567
		1,073
Health Care Providers & Services (6.0%)
Agilon Health, Inc. (a)	3,002,760	19,638
Health Care Technology (3.3%)
Doximity, Inc., Class A (a)	361,878	10,122
Schrodinger, Inc. (a)	31,377	607
		10,729
Household Durables (2.0%)
Cricut, Inc., Class A	330,329	1,979
Victoria PLC (United Kingdom) (a)	1,950,062	4,397
		6,376
Information Technology Services (13.2%)
Cloudflare, Inc., Class A (a)	396,026	32,803
Fastly, Inc., Class A (a)	1,380,585	10,175
		42,978
Interactive Media & Services (3.7%)
ZoomInfo Technologies, Inc., Class A (a)	935,631	11,948
Leisure Products (4.2%)
Peloton Interactive, Inc., Class A (a)	4,011,210	13,558
Life Sciences Tools & Services (5.0%)
10X Genomics, Inc., Class A (a)	267,195	5,197
MaxCyte, Inc. (a)	1,277,755	5,009
Standard BioTools, Inc. (a)	3,510,786	6,214
		16,420
Media (1.3%)
Cardlytics, Inc. (a)	298,495	2,451
Ibotta, Inc., Class A (a)	24,236	1,821
		4,272
	Shares	Value (000)
Metals & Mining (0.2%)
MP Materials Corp. (a)(b)	44,064	$561
Passenger Airlines (0.5%)
Joby Aviation, Inc. (a)(b)	316,563	1,614
Personal Care Products (3.2%)
Oddity Tech Ltd., Class A (Israel) (a)	267,945	10,520
Pharmaceuticals (0.5%)
ATAI Life Sciences NV (a)(b)	525,912	699
GH Research PLC (a)(b)	89,370	1,042
		1,741
Real Estate Management & Development (0.9%)
Opendoor Technologies, Inc. (a)	635,463	1,169
Redfin Corp. (a)	293,237	1,763
		2,932
Software (18.0%)
Appian Corp., Class A (a)	518,841	16,012
Aurora Innovation, Inc. (a)	1,822,523	5,048
Bill Holdings, Inc. (a)	327,384	17,227
Klaviyo, Inc., Class A (a)	372,502	9,272
MicroStrategy, Inc., Class A (a)	7,665	10,558
QXO, Inc. (b)	5,600	402
		58,519
Specialty Retail (10.7%)
Beyond, Inc. (a)	37,577	492
Chewy, Inc., Class A (a)	801,145	21,823
RH (a)	7,041	1,721
Wayfair, Inc., Class A (a)	205,002	10,810
		34,846
Tech Hardware, Storage & Peripherals (0.4%)
IonQ, Inc. (a)(b)	205,090	1,442
Textiles, Apparel & Luxury Goods (0.6%)
Figs, Inc., Class A (a)	361,453	1,927
Total Common Stocks (Cost $336,856)		307,767
Preferred Stocks (2.4%)
Health Care Technology (1.5%)
Included Health, Inc., Series B (a)(c)(d) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	4,871
Software (0.9%)
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	2,926
Total Preferred Stocks (Cost $16,838)		7,797
Investment Company (2.6%)
iShares Bitcoin Trust (a) (Cost $9,801)	253,280	8,647

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

	No. of Warrants	Value (000)
Warrants (0.0%)
Life Sciences Tools & Services (0.0%)
SomaLogic, Inc. expires 8/31/26 (a) (Cost $204)	61,142	$—
	Shares
Short-Term Investments (3.0%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $4,047)	4,046,583	4,047
Securities held as Collateral on Loaned Securities (1.7%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G)	4,311,570	4,312
	Face Amount (000)
Repurchase Agreements (0.4%)
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $822; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $838)	$821	821
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $378; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $386)	378	378
		1,199
Total Securities held as Collateral on Loaned Securities (Cost $5,511)		5,511
Total Short-Term Investments (Cost $9,558)		9,558
Total Investments Excluding Purchased Options (102.5%) (Cost $373,257)		333,769
Total Purchased Options Outstanding (0.1%) (Cost $1,355)		400
Total Investments (102.6%) (Cost $374,612) including $6,223 of Securities Loaned (e)(f)(g)		334,169
Liabilities in Excess of Other Assets (–2.6%)		(8,428)
Net Assets (100.0%)		$325,741

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2024.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2024 amounts to approximately $7,797,000 and represents 2.4% of net assets.

(d)  At June 30, 2024, the Fund held fair valued securities valued at approximately $7,797,000, representing 2.4% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Securities are available for collateral in connection with purchased options.

(f)  The approximate fair value and percentage of net assets, $4,397,000 and 1.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(g)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $50,038,000 and the aggregate gross unrealized depreciation is approximately $90,481,000, resulting in net unrealized depreciation of approximately $40,443,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.68	Jan-25	111,519,585	$111,520	$182	$422	$(240)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	102,122,764	102,123	214	433	(219)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug-24	120,919,525	120,920	4	500	(496)
							$400	$1,355	$(955)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	26.4%
Software	18.7
Information Technology Services	13.1
Specialty Retail	10.6
Broadline Retail	7.3
Financial Services	7.3
Health Care Providers & Services	6.0
Biotechnology	5.6
Life Sciences Tools & Services	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Inception Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $366,253)	$325,810
Investment in Security of Affiliated Issuer, at Value (Cost $8,359)	8,359
Total Investments in Securities, at Value (Cost $374,612)	334,169
Foreign Currency, at Value (Cost $2)	2
Receivable for Fund Shares Sold	112
Receivable for Investments Sold	34
Dividends Receivable	31
Receivable from Securities Lending Income	30
Receivable from Affiliate	19
Other Assets	102
Total Assets	334,499
Liabilities:
Collateral on Securities Loaned, at Value	5,511
Payable for Fund Shares Redeemed	1,456
Due to Broker	800
Payable for Advisory Fees	595
Payable for Sub Transfer Agency Fees — Class I	170
Payable for Sub Transfer Agency Fees — Class A	45
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Professional Fees	43
Payable for Shareholder Services Fees — Class A	25
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	7
Payable for Administration Fees	22
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	1
Payable for Custodian Fees	5
Other Liabilities	70
Total Liabilities	8,758
Net Assets	$325,741
Net Assets Consist of:
Paid-in-Capital	$1,289,064
Total Accumulated Loss	(963,323)
Net Assets	$325,741

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Inception Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$152,750
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,568,044
Net Asset Value, Offering and Redemption Price Per Share	$11.26
CLASS A:
Net Assets	$119,430
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,963,141
Net Asset Value, Redemption Price Per Share	$7.48
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.41
Maximum Offering Price Per Share	$7.89
CLASS L:
Net Assets	$513
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	83,664
Net Asset Value, Offering and Redemption Price Per Share	$6.14
CLASS C:
Net Assets	$8,509
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,244,777
Net Asset Value, Offering and Redemption Price Per Share	$6.84
CLASS R6:
Net Assets	$44,539
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,912,055
Net Asset Value, Offering and Redemption Price Per Share	$11.39
(1) Including: Securities on Loan, at Value:	$6,223

@  Amount is less than $500.
The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Inception Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$300
Dividends from Security of Affiliated Issuer (Note G)	240
Income from Securities Loaned — Net	138
Total Investment Income	678
Expenses:
Advisory Fees (Note B)	1,770
Shareholder Services Fees — Class A (Note D)	183
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	48
Administration Fees (Note C)	154
Professional Fees	90
Sub Transfer Agency Fees — Class A	63
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	6
Shareholder Reporting Fees	34
Registration Fees	33
Transfer Agency Fees — Class I (Note E)	9
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	3
Custodian Fees (Note F)	13
Directors' Fees and Expenses	3
Pricing Fees	2
Other Expenses	18
Total Expenses	2,440
Waiver of Advisory Fees (Note B)	(329)
Rebate from Morgan Stanley Affiliate (Note G)	(10)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(3)
Net Expenses	2,097
Net Investment Loss	(1,419)
Realized Gain (Loss):
Investments Sold	77,708
Foreign Currency Translation	(— @)
Net Realized Gain	77,708
Change in Unrealized Appreciation (Depreciation):
Investments	(113,956)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(113,956)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(36,248)
Net Decrease in Net Assets Resulting from Operations	$(37,667)

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Inception Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,419)	$(1,373)
Net Realized Gain (Loss)	77,708	(106,305)
Net Change in Unrealized Appreciation (Depreciation)	(113,956)	269,680
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,667)	162,002
Capital Share Transactions:(1)
Class I:
Subscribed	44,842	95,724
Redeemed	(76,495)	(126,212)
Class A:
Subscribed	4,779	67,668
Redeemed	(51,883)	(79,946)
Class L:
Exchanged	—	7
Redeemed	(83)	(236)
Class C:
Subscribed	620	1,755
Redeemed	(2,179)	(3,167)
Class R6:
Subscribed	3,982	13,339
Redeemed	(15,142)	(14,989)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(91,559)	(46,057)
Redemption Fees	87	37
Total Increase (Decrease) in Net Assets	(129,139)	115,982
Net Assets:
Beginning of Period	454,880	338,898
End of Period	$325,741	$454,880
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,714	8,900
Shares Redeemed	(6,462)	(12,362)
Net Decrease in Class I Shares Outstanding	(2,748)	(3,462)
Class A:
Shares Subscribed	612	8,832
Shares Redeemed	(6,701)	(11,628)
Net Decrease in Class A Shares Outstanding	(6,089)	(2,796)
Class L:
Shares Exchanged	—	1
Shares Redeemed	(13)	(45)
Net Decrease in Class L Shares Outstanding	(13)	(44)
Class C:
Shares Subscribed	85	265
Shares Redeemed	(309)	(517)
Net Decrease in Class C Shares Outstanding	(224)	(252)
Class R6:
Shares Subscribed	334	1,351
Shares Redeemed	(1,264)	(1,373)
Net Decrease in Class R6 Shares Outstanding	(930)	(22)

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Inception Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$12.34		$7.99		$19.75		$25.48		$11.19		$9.62
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		(0.02)		(0.05)		(0.15)		(0.10)		0.01
Net Realized and Unrealized Gain (Loss)	(1.05)		4.37		(11.68)		(0.74)		16.84		3.50
Total from Investment Operations	(1.08)		4.35		(11.73)		(0.89)		16.74		3.51
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.02)		(0.11)		—		—
Net Realized Gain	—		—		(0.01)		(4.76)		(2.45)		(1.94)
Total Distributions	—		—		(0.03)		(4.87)		(2.45)		(1.94)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.03		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$11.26		$12.34		$7.99		$19.75		$25.48		$11.19
Total Return(4)	(8.75	)%(5)	54.44	%(6)	(59.42)%		(3.33)%		150.57%		37.11%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$152,750		$201,414		$157,990		$743,854		$464,639		$59,092
Ratio of Expenses Before Expense Limitation	1.11	%(7)	1.11%		1.41%		1.12%		1.18%		1.21%
Ratio of Expenses After Expense Limitation	0.93	%(7)(8)	0.91	%(8)(9)	1.00	%(8)	1.00	%(8)	0.99	%(8)	0.99	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.00	%(8)	N/A		0.99	%(8)	N/A
Ratio of Net Investment Income (Loss)	(0.57	)%(7)(8)	(0.21	)%(8)(9)	(0.43	)%(8)	(0.49	)%(8)	(0.54	)%(8)	0.09	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	59	%(5)	72%		100%		111%		132%		99%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Inception Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$8.22		$5.33		$13.20		$18.68		$8.51		$7.68
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.03)		(0.06)		(0.19)		(0.10)		(0.02)
Net Realized and Unrealized Gain (Loss)	(0.70)		2.92		(7.80)		(0.53)		12.72		2.79
Total from Investment Operations	(0.74)		2.89		(7.86)		(0.72)		12.62		2.77
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)		—		—
Net Realized Gain	—		—		(0.01)		(4.76)		(2.45)		(1.94)
Total Distributions	—		—		(0.01)		(4.79)		(2.45)		(1.94)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.03		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$7.48		$8.22		$5.33		$13.20		$18.68		$8.51
Total Return(4)	(9.00	)%(5)	54.22	%(6)	(59.57)%		(3.70)%		149.86%		36.71%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$119,430		$181,264		$132,493		$450,058		$229,641		$45,097
Ratio of Expenses Before Expense Limitation	1.44	%(7)	1.36%		1.62%		1.40%		1.44%		1.52%
Ratio of Expenses After Expense Limitation	1.27	%(7)(8)	1.16	%(8)(9)	1.35	%(8)	1.33	%(8)	1.25	%(8)	1.29	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.35	%(8)	N/A		1.25	%(8)	N/A
Ratio of Net Investment Loss	(0.92	)%(7)(8)	(0.46	)%(8)(9)	(0.77	)%(8)	(0.85	)%(8)	(0.80	)%(8)	(0.23	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	59	%(5)	72%		100%		111%		132%		99%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.19%	(0.49)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Inception Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$6.76		$4.42		$10.99		$16.45		$7.65		$7.10
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.06)		(0.08)		(0.27)		(0.16)		(0.07)
Net Realized and Unrealized Gain (Loss)	(0.57)		2.40		(6.48)		(0.45)		11.41		2.56
Total from Investment Operations	(0.62)		2.34		(6.56)		(0.72)		11.25		2.49
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.01)		(4.76)		(2.45)		(1.94)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.02		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$6.14		$6.76		$4.42		$10.99		$16.45		$7.65
Total Return	(9.17	)%(4)(5)	52.94	%(4)(6)	(59.76	)%(4)	(4.17	)%(4)	148.82	%(7)	35.91	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$513		$656		$623		$1,874		$2,543		$1,218
Ratio of Expenses Before Expense Limitation	2.47	%(8)	2.55%		2.32%		1.95%		2.10%		2.15%
Ratio of Expenses After Expense Limitation	1.84	%(8)(9)	1.82	%(9)(10)	1.85	%(9)	1.85	%(9)	1.84	%(9)	1.84	%(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.85	%(9)	N/A		1.84	%(9)	N/A
Ratio of Net Investment Loss	(1.49	)%(8)(9)	(1.12	)%(9)(10)	(1.28	)%(9)	(1.36	)%(9)	(1.43	)%(9)	(0.78	)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01%		0.01%
Portfolio Turnover Rate	59	%(5)	72%		100%		111%		132%		99%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(7)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Investment Overview.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(1.15)%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Inception Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$7.54		$4.93		$12.31		$17.85		$8.24		$7.55
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.08)		(0.11)		(0.33)		(0.22)		(0.10)
Net Realized and Unrealized Gain (Loss)	(0.64)		2.69		(7.26)		(0.47)		12.28		2.73
Total from Investment Operations	(0.70)		2.61		(7.37)		(0.80)		12.06		2.63
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.01)		(4.76)		(2.45)		(1.94)
Redemption Fees	0.00	(3)	0.00	(3)	(0.01)		0.02		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$6.84		$7.54		$4.93		$12.31		$17.85		$8.24
Total Return(4)	(9.28	)%(5)	52.94	%(6)	(59.90)%		(4.37)%		147.97%		35.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,509		$11,076		$8,490		$31,148		$12,494		$688
Ratio of Expenses Before Expense Limitation	2.26	%(7)	2.22%		2.33%		2.12%		2.26%		2.75%
Ratio of Expenses After Expense Limitation	2.09	%(7)(8)	2.02	%(8)(9)	2.10	%(8)	2.05	%(8)	2.07	%(8)	2.09	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.10	%(8)	N/A		2.07	%(8)	N/A
Ratio of Net Investment Loss	(1.73	)%(7)(8)	(1.31	)%(8)(9)	(1.53	)%(8)	(1.55	)%(8)	(1.61	)%(8)	(0.99	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	59	%(5)	72%		100%		111%		132%		99%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.05%	(1.34)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Inception Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		2019(2)
Net Asset Value, Beginning of Period	$12.49		$8.08		$19.99		$25.73		$11.29		$9.69
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.03)		(0.02)		(0.04)		(0.14)		(0.08)		0.01
Net Realized and Unrealized Gain (Loss)	(1.07)		4.43		(11.83)		(0.74)		16.97		3.53
Total from Investment Operations	(1.10)		4.41		(11.87)		(0.88)		16.89		3.54
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.03)		(0.13)		—		—
Net Realized Gain	—		—		(0.01)		(4.76)		(2.45)		(1.94)
Total Distributions	—		—		(0.04)		(4.89)		(2.45)		(1.94)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.03		0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$11.39		$12.49		$8.08		$19.99		$25.73		$11.29
Total Return(5)	(8.81	)%(6)	54.58	%(7)	(59.39)%		(3.29)%		150.79%		37.04%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,539		$60,470		$39,302		$141,933		$154,023		$64,712
Ratio of Expenses Before Expense Limitation	1.11	%(8)	1.11%		1.15%		1.00%		1.11%		1.15%
Ratio of Expenses After Expense Limitation	0.93	%(8)(9)	0.90	%(9)(10)	0.93	%(9)	0.93	%(9)	0.92	%(9)	0.92	%(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.93	%(9)	N/A		0.92	%(9)	N/A
Ratio of Net Investment Income (Loss)	(0.57	)%(8)(9)	(0.20	)%(9)(10)	(0.37	)%(9)	(0.44	)%(9)	(0.49	)%(9)	0.12	%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01%		0.01%
Portfolio Turnover Rate	59	%(6)	72%		100%		111%		132%		99%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.93%	(0.23)%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these Consolidated financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Inception Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Inception Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented approximately $8,656,000 or approximately 2.66% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$18,302	$—	$—	$18,302
Broadline Retail	24,038	—	—	24,038
Chemicals	379	—	—	379
Financial Services	23,954	—	—	23,954
Health Care Equipment & Supplies	1,073	—	—	1,073
Health Care Providers & Services	19,638	—	—	19,638
Health Care Technology	10,729	—	—	10,729
Household Durables	1,979	4,397	—	6,376
Information Technology Services	42,978	—	—	42,978
Interactive Media & Services	11,948	—	—	11,948
Leisure Products	13,558	—	—	13,558
Life Sciences Tools & Services	16,420	—	—	16,420
Media	4,272	—	—	4,272
Metals & Mining	561	—	—	561
Passenger Airlines	1,614	—	—	1,614
Personal Care Products	10,520	—	—	10,520
Pharmaceuticals	1,741	—	—	1,741
Real Estate Management & Development	2,932	—	—	2,932
Software	58,519	—	—	58,519
Specialty Retail	34,846	—	—	34,846
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Tech Hardware, Storage & Peripherals	$1,442	$—		$—	$1,442
Textiles, Apparel & Luxury Goods	1,927	—		—	1,927
Total Common Stocks	303,370	4,397		—	307,767
Preferred Stocks
Health Care Technology	—	—		4,871	4,871
Software	—	—		2,926	2,926
Total Preferred Stocks	—	—		7,797	7,797
Investment Company	8,647	—		—	8,647
Warrants	—	—	†	—	—	†
Call Options Purchased	—	400		—	400
Short-Term Investments
Investment Company	8,359	—		—	8,359
Repurchase Agreements	—	1,199		—	1,199
Total Short-Term Investments	8,359	1,199		—	9,558
Total Assets	$320,376	$5,996	†	$7,797	$334,169	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stocks (000)
Beginning Balance	$8,692
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(895)
Realized gains (losses)	—
Ending Balance	$7,797
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$(895)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2024:

	Fair Value at June 30, 2024 (000)	Valuation Technique	Unobservable Input	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Preferred Stocks	$7,797	Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	14.5%–17.5%/15.9% 3.0%–4.0%/3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.8x–21.7x/3.6x	Increase
			Discount for Lack of Marketability	9.0%–19.0%/15.3%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	1.7x–15.2x/5.4x	Increase

*  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$400	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(745	)(a)

(a) Amounts are included in Realized Loss on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$65	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$400	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$182	$—	$(182)	$0
JPMorgan Chase Bank NA	218	—	(218)	0
Total	$400	$—	$(400)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	361,088,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company

("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,223	(a)	$—	$(6,223	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $5,511,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $989,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$5,511	$—	$—	$—	$5,511
Total Borrowings	$5,511	$—	$—	$—	$5,511
Gross amount of recognized liabilities for securities lending transactions					$5,511

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 bilion	Next $500 million	Next $500 million	Over $2 billion
0.92%	0.85%	0.80%	0.75%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.74% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses,

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $329,000 of advisory fees were waived and approximately $4,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to

Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $225,039,000 and $310,780,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$18,691	$172,916	$183,248	$240
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$8,359

During the six months ended June 30, 2024, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

23

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$936	$108

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$2,858	$(2,858)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $477,764,000 and $465,858,000 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2023, the Fund intends to defer to January 1, 2024 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$1,024	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 72.0%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have

24

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

25

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSSMX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual Financial Statements and Additional Information
June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (99.0%)
Canada (13.4%)
Brookfield Corp.	2,008,953	$83,452
Brookfield Infrastructure Partners LP	1,887,789	51,801
Canada Goose Holdings, Inc. (See Note G) (a)(b)	3,868,021	50,013
Canadian Pacific Kansas City Ltd.	1,430,218	112,636
Shopify, Inc., Class A (b)	1,564,311	103,323
		401,225
Denmark (9.0%)
DSV AS	1,359,955	208,751
Novo Nordisk AS, Class B	426,797	61,068
		269,819
France (14.9%)
Hermes International	111,180	256,784
L'Oreal SA	102,673	45,193
LVMH Moet Hennessy Louis Vuitton SE	85,934	65,979
Schneider Electric SE	314,266	75,344
		443,300
Hong Kong (2.0%)
AIA Group Ltd.	8,963,300	60,643
India (8.1%)
HDFC Bank Ltd.	4,757,036	96,064
ICICI Bank Ltd. ADR	3,514,864	101,263
Titan Co. Ltd.	1,073,550	43,750
		241,077
Italy (6.9%)
Davide Campari-Milano NV	1,670,698	15,818
Moncler SpA	3,118,144	191,279
		207,097
Japan (5.1%)
Keyence Corp.	346,700	151,743
Netherlands (9.0%)
Adyen NV(b)	71,717	85,177
ASML Holding NV	178,507	181,928
		267,105
Sweden (2.8%)
Evolution AB	793,594	82,605
Switzerland (6.7%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	393	45,302
Cie Financiere Richemont SA, Class A (Registered)	254,926	39,841
Straumann Holding AG (Registered)	940,411	116,083
		201,226
Taiwan (5.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5,398,000	159,930
	Shares	Value (000)
United Kingdom (4.7%)
London Stock Exchange Group PLC	708,936	$84,065
Rightmove PLC	8,182,213	55,230
		139,295
United States (11.0%)
Birkenstock Holding PLC (b)	1,001,137	54,472
MercadoLibre, Inc. (b)	88,840	146,000
Spotify Technology SA (b)	409,894	128,620
		329,092
Total Common Stocks (Cost $2,249,544)		2,954,157
Short-Term Investments (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $46,217)	46,216,624	46,217
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G)	875,574	876
	Face Amount (000)
Repurchase Agreements (0.0%)‡
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $166; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $170)	$166	166
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $77; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $78)	77	77
		243
Total Securities held as Collateral on Loaned Securities (Cost $1,119)		1,119
Total Short-Term Investments (Cost $47,336)		47,336
Total Investments (100.6%) (Cost $2,296,880) including $14,496 of Securities Loaned (c)(d)		3,001,493
Liabilities in Excess of Other Assets (–0.6%)		(18,368)
Net Assets (100.0%)		$2,983,125

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  All or a portion of this security was on loan at June 30, 2024.

(b)  Non-income producing security.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Advantage Portfolio

(c)  The approximate fair value and percentage of net assets, $2,122,577,000 and 71.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $847,467,000 and the aggregate gross unrealized depreciation is approximately $142,854,000, resulting in net unrealized appreciation of approximately $704,613,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	40.9%
Textiles, Apparel & Luxury Goods	23.4
Semiconductors & Semiconductor Equipment	11.4
Air Freight & Logistics	7.0
Banks	6.6
Capital Markets	5.6
Electronic Equipment, Instruments & Components	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Advantage Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,157,968)	$2,904,387
Investment in Security of Affiliated Issuer, at Value (Cost $138,912)	97,106
Total Investments in Securities, at Value (Cost $2,296,880)	3,001,493
Foreign Currency, at Value (Cost $923)	919
Cash	964
Receivable for Investments Sold	22,514
Tax Reclaim Receivable	4,058
Receivable for Fund Shares Sold	1,694
Dividends Receivable	1,658
Receivable from Affiliate	122
Receivable from Securities Lending Income	18
Other Assets	230
Total Assets	3,033,670
Liabilities:
Payable for Investments Purchased	36,632
Payable for Advisory Fees	5,857
Payable for Fund Shares Redeemed	3,637
Deferred Capital Gain Country Tax	1,942
Collateral on Securities Loaned, at Value	1,119
Payable for Sub Transfer Agency Fees — Class I	550
Payable for Sub Transfer Agency Fees — Class A	93
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	4
Payable for Administration Fees	200
Payable for Custodian Fees	128
Payable for Shareholder Services Fees — Class A	70
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	12
Payable for Professional Fees	46
Payable for Transfer Agency Fees — Class I	19
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	1
Other Liabilities	234
Total Liabilities	50,545
Net Assets	$2,983,125
Net Assets Consist of:
Paid-in-Capital	$2,804,854
Total Distributable Earnings	178,271
Net Assets	$2,983,125

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Advantage Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$2,445,171
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	106,050,953
Net Asset Value, Offering and Redemption Price Per Share	$23.06
CLASS A:
Net Assets	$336,602
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,016,870
Net Asset Value, Redemption Price Per Share	$22.41
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.24
Maximum Offering Price Per Share	$23.65
CLASS L:
Net Assets	$427
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,182
Net Asset Value, Offering and Redemption Price Per Share	$21.14
CLASS C:
Net Assets	$13,891
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	670,184
Net Asset Value, Offering and Redemption Price Per Share	$20.73
CLASS R6:
Net Assets	$187,034
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,077,413
Net Asset Value, Offering and Redemption Price Per Share	$23.16
(1) Including: Securities on Loan, at Value:	$14,496

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Advantage Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2,912 of Foreign Taxes Withheld)	$20,312
Dividends from Security of Affiliated Issuer (Note G)	1,782
Income from Securities Loaned — Net	501
Total Investment Income	22,595
Expenses:
Advisory Fees (Note B)	12,075
Sub Transfer Agency Fees — Class I	1,347
Sub Transfer Agency Fees — Class A	275
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	9
Administration Fees (Note C)	1,262
Shareholder Services Fees — Class A (Note D)	453
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	80
Custodian Fees (Note F)	239
Shareholder Reporting Fees	96
Professional Fees	85
Transfer Agency Fees — Class I (Note E)	62
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	4
Registration Fees	36
Directors' Fees and Expenses	21
Pricing Fees	1
Other Expenses	84
Total Expenses	16,139
Rebate from Morgan Stanley Affiliate (Note G)	(66)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Net Expenses	16,072
Net Investment Income	6,523
Realized Gain (Loss):
Investments Sold (Net of $3,675 of Capital Gain Country Tax)	205,732
Investments in Affiliates	(1,837)
Foreign Currency Translation	49
Net Realized Gain	203,944
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $5,684)	(134,670)
Investments in Affiliates	6,218
Foreign Currency Translation	(280)
Net Change in Unrealized Appreciation (Depreciation)	(128,732)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	75,212
Net Increase in Net Assets Resulting from Operations	$81,735

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

International Advantage Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$6,523	$6,823
Net Realized Gain (Loss)	203,944	(276,070)
Net Change in Unrealized Appreciation (Depreciation)	(128,732)	786,283
Net Increase in Net Assets Resulting from Operations	81,735	517,036
Dividends and Distributions to Shareholders:
Class I	—	(1,347)
Class R6	—	(306)
Total Dividends and Distributions to Shareholders	—	(1,653)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	246,212	700,852
Distributions Reinvested	—	1,319
Redeemed	(493,284)	(893,543)
Class A:
Subscribed	21,594	131,644
Redeemed	(69,813)	(207,529)
Class L:
Redeemed	(4)	(52)
Class C:
Subscribed	154	993
Redeemed	(5,771)	(6,747)
Class R6:
Subscribed	12,468	99,191
Distributions Reinvested	—	223
Redeemed	(25,462)	(47,200)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(313,906)	(220,849)
Total Increase (Decrease) in Net Assets	(232,171)	294,534
Net Assets:
Beginning of Period	3,215,296	2,920,762
End of Period	$2,983,125	$3,215,296
(1) Capital Share Transactions:
Class I:
Shares Subscribed	10,624	32,920
Shares Issued on Distributions Reinvested	—	59
Shares Redeemed	(21,341)	(41,998)
Net Decrease in Class I Shares Outstanding	(10,717)	(9,019)
Class A:
Shares Subscribed	959	6,446
Shares Redeemed	(3,107)	(10,212)
Net Decrease in Class A Shares Outstanding	(2,148)	(3,766)
Class L:
Shares Redeemed	(— @)	(2)
Class C:
Shares Subscribed	7	51
Shares Redeemed	(277)	(349)
Net Decrease in Class C Shares Outstanding	(270)	(298)
Class R6:
Shares Subscribed	534	4,554
Shares Issued on Distributions Reinvested	—	10
Shares Redeemed	(1,092)	(2,238)
Net Increase (Decrease) in Class R6 Shares Outstanding	(558)	2,326

@  Amount is less than 500 shares.
The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$22.48		$19.00		$30.30		$27.05		$20.45		$15.74
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.05		0.05		0.00	(3)	(0.08)		(0.07)		0.06
Net Realized and Unrealized Gain (Loss)	0.53		3.44		(10.43)		3.63		6.68		4.67
Total from Investment Operations	0.58		3.49		(10.43)		3.55		6.61		4.73
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		—		(0.01)		(0.00	)(3)
Net Realized Gain	—		—		(0.87)		(0.30)		—		(0.02)
Total Distributions	—		(0.01)		(0.87)		(0.30)		(0.01)		(0.02)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	—		0.00	(3)
Net Asset Value, End of Period	$23.06		$22.48		$19.00		$30.30		$27.05		$20.45
Total Return(4)	2.58	%(5)	18.38	%(6)	(34.46)%		13.16%		32.33%		30.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,445,171		$2,625,192		$2,390,415		$5,419,831		$3,841,122		$1,900,219
Ratio of Expenses Before Expense Limitation	0.99	%(7)	1.00%		1.01%		0.97%		N/A		1.03%
Ratio of Expenses After Expense Limitation	0.99	%(7)(8)	0.97	%(8)(9)	1.01	%(8)	0.97	%(8)	0.98	%(8)	0.98	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.98	%(8)	N/A
Ratio of Net Investment Income (Loss)	0.45	%(7)(8)	0.24	%(8)(9)	0.00	%(8)	(0.28	)%(8)	(0.31	)%(8)	0.32	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.02%
Portfolio Turnover Rate	13	%(5)	32%		19%		22%		18%		15%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.99%	0.22%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Advantage Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$21.89		$18.54		$29.69		$26.58		$20.16		$15.56
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		(0.01)		(0.06)		(0.17)		(0.13)		0.01
Net Realized and Unrealized Gain (Loss)	0.50		3.36		(10.22)		3.58		6.56		4.61
Total from Investment Operations	0.52		3.35		(10.28)		3.41		6.43		4.62
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		—
Net Realized Gain	—		—		(0.87)		(0.30)		—		(0.02)
Total Distributions	—		—		(0.87)		(0.30)		(0.01)		(0.02)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	—		0.00	(3)
Net Asset Value, End of Period	$22.41		$21.89		$18.54		$29.69		$26.58		$20.16
Total Return(4)	2.42	%(5)	18.07	%(6)	(34.66)%		12.87%		31.90%		29.72%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$336,602		$375,712		$388,125		$776,662		$589,317		$379,237
Ratio of Expenses Before Expense Limitation	1.29	%(7)	1.27%		1.30%		1.26%		N/A		1.30%
Ratio of Expenses After Expense Limitation	1.29	%(7)(8)	1.25	%(8)(9)	1.30	%(8)	1.26	%(8)	1.27	%(8)	1.28	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.27	%(8)	N/A
Ratio of Net Investment Income (Loss)	0.14	%(7)(8)	(0.03	)%(8)(9)	(0.27	)%(8)	(0.57	)%(8)	(0.60	)%(8)	0.04	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.02%
Portfolio Turnover Rate	13	%(5)	32%		19%		22%		18%		15%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.26%	(0.04)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$20.70		$17.64		$28.46		$25.64		$19.56		$15.18
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.12)		(0.18)		(0.32)		(0.24)		(0.09)
Net Realized and Unrealized Gain (Loss)	0.48		3.18		(9.77)		3.44		6.33		4.49
Total from Investment Operations	0.44		3.06		(9.95)		3.12		6.09		4.40
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		—
Net Realized Gain	—		—		(0.87)		(0.30)		—		(0.02)
Total Distributions	—		—		(0.87)		(0.30)		(0.01)		(0.02)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	—		0.00	(3)
Net Asset Value, End of Period	$21.14		$20.70		$17.64		$28.46		$25.64		$19.56
Total Return(4)	2.13	%(5)	17.35	%(6)	(35.00)%		12.21%		31.14%		29.01%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$427		$421		$403		$279		$350		$226
Ratio of Expenses Before Expense Limitation	2.15	%(7)	2.26%		2.55%		2.29%		2.48%		2.59%
Ratio of Expenses After Expense Limitation	1.85	%(7)(8)	1.82	%(8)(9)	1.85	%(8)	1.85	%(8)	1.84	%(8)	1.83	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.84	%(8)	N/A
Ratio of Net Investment Loss	(0.41	)%(7)(8)	(0.61	)%(8)(9)	(0.93	)%(8)	(1.16	)%(8)	(1.17	)%(8)	(0.48	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.02%
Portfolio Turnover Rate	13	%(5)	32%		19%		22%		18%		15%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.84%	(0.63)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Advantage Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$20.31		$17.33		$28.03		$25.29		$19.31		$15.02
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.14)		(0.20)		(0.35)		(0.26)		(0.12)
Net Realized and Unrealized Gain (Loss)	0.48		3.12		(9.63)		3.39		6.25		4.43
Total from Investment Operations	0.42		2.98		(9.83)		3.04		5.99		4.31
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		—
Net Realized Gain	—		—		(0.87)		(0.30)		—		(0.02)
Total Distributions	—		—		(0.87)		(0.30)		(0.01)		(0.02)
Redemption Fees	—		—		0.00	(3)	0.00	(3)	—		0.00	(3)
Net Asset Value, End of Period	$20.73		$20.31		$17.33		$28.03		$25.29		$19.31
Total Return(4)	2.07	%(5)	17.20	%(6)	(35.11)%		12.06%		31.03%		28.72%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,891		$19,092		$21,455		$42,922		$24,926		$18,180
Ratio of Expenses Before Expense Limitation	2.01	%(7)	1.97%		2.01%		1.96%		N/A		2.03%
Ratio of Expenses After Expense Limitation	2.01	%(7)(8)	1.94	%(8)(9)	2.01	%(8)	1.96	%(8)	1.97	%(8)	2.01	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.97	%(8)	N/A
Ratio of Net Investment Loss	(0.58	)%(7)(8)	(0.73	)%(8)(9)	(1.02	)%(8)	(1.27	)%(8)	(1.29	)%(8)	(0.69	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.00	%(10)	0.00	%(10)	0.01%		0.02%
Portfolio Turnover Rate	13	%(5)	32%		19%		22%		18%		15%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.96%	(0.75)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Advantage Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		2019(2)
Net Asset Value, Beginning of Period	$22.57		$19.08		$30.38		$27.09		$20.46		$15.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.06		0.07		—		(0.06)		(0.06)		0.05
Net Realized and Unrealized Gain (Loss)	0.53		3.46		(10.43)		3.65		6.70		4.69
Total from Investment Operations	0.59		3.53		(10.43)		3.59		6.64		4.74
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		—		—		(0.01)		(0.01)
Net Realized Gain	—		—		(0.87)		(0.30)		—		(0.02)
Total Distributions	—		(0.04)		(0.87)		(0.30)		(0.01)		(0.03)
Redemption Fees	—		—		0.00	(4)	0.00	(4)	—		0.00	(4)
Net Asset Value, End of Period	$23.16		$22.57		$19.08		$30.38		$27.09		$20.46
Total Return(5)	2.61	%(6)	18.54	%(7)	(34.40)%		13.29%		32.46%		30.14%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$187,034		$194,879		$120,364		$273,564		$98,182		$774
Ratio of Expenses Before Expense Limitation	0.89	%(8)	0.89%		0.89%		0.87%		N/A		3.28%
Ratio of Expenses After Expense Limitation	0.89	%(8)(9)	0.86	%(9)(10)	0.89	%(9)	0.87	%(9)	0.89	%(9)	0.93	%(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.89	%(9)	N/A
Ratio of Net Investment Income (Loss)	0.54	%(8)(9)	0.35	%(9)(10)	0.01	%(9)	(0.19	)%(9)	(0.26	)%(9)	0.24	%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.01%		0.00	%(11)	0.00	%(11)	0.01%		0.02%
Portfolio Turnover Rate	13	%(6)	32%		19%		22%		18%		15%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.88%	0.33%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the International Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, International Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented 0% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional

Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$208,751	$—	$208,751
Banks	101,263	96,064	—	197,327
Beverages	—	15,818	—	15,818
Broadline Retail	146,000	—	—	146,000
Capital Markets	83,452	84,065	—	167,517
Electrical Equipment	—	75,344	—	75,344
Electronic Equipment, Instruments & Components	—	151,743	—	151,743
Entertainment	128,620	—	—	128,620
Financial Services	—	85,177	—	85,177
Food Products	—	45,302	—	45,302
Ground Transportation	112,636	—	—	112,636
Health Care Equipment & Supplies	—	116,083	—	116,083
Hotels, Restaurants & Leisure	—	82,605	—	82,605
Information Technology Services	103,323	—	—	103,323
Insurance	—	60,643	—	60,643
Interactive Media & Services	—	55,230	—	55,230
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Multi-Utilities	$51,801	$—	$—	$51,801
Personal Care Products	—	45,193	—	45,193
Pharmaceuticals	—	61,068	—	61,068
Semiconductors & Semiconductor Equipment	—	341,858	—	341,858
Textiles, Apparel & Luxury Goods	104,485	597,633	—	702,118
Total Common Stocks	831,580	2,122,577	—	2,954,157
Short-Term Investments
Investment Company	47,093	—	—	47,093
Repurchase Agreements	—	243	—	243
Total Short-Term Investments	47,093	243	—	47,336
Total Assets	$878,673	$2,122,820	$—	$3,001,493

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$14,496	(a)	$—	$(14,496	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $1,119,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $14,016,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,119	$—	$—	$—	$1,119
Total Borrowings	$1,119	$—	$—	$—	$1,119
Gross amount of recognized liabilities for securities lending transactions					$1,119

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.76% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95%

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $9,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $397,380,000 and $656,070,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $66,000 relating to the Fund's investment in the Liquidity Fund.

The Fund may invest in affiliated entities, deemed to be affiliates as a result of the Fund owning five percent or more of the entity's voting securities.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$101,333	$325,551	$379,791	$1,782
Canada Goose Holdings, Inc.	47,171	—	1,539	—
Total	$148,504	$325,551	$381,330	$1,782
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$47,093
Canada Goose Holdings, Inc.	(1,837)	6,218	50,013
Total	$(1,837)	$6,218	$97,106

During the six months ended June 30, 2024, the Fund incurred approximately $7,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable,

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,653	$—	$—	$130,876

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a prior year tax return adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(479)	$479

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,517	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $54,799,000 and $642,664,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 67.7%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and five-year periods but below its peer group average for the three-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average and the actual management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MFAPX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

International Equity

Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Australia (1.3%)
Aristocrat Leisure Ltd.	501,122	$16,595
Belgium (1.2%)
KBC Group NV	217,415	15,320
Canada (6.1%)
Agnico Eagle Mines Ltd.	406,300	26,575
Constellation Software, Inc.	13,309	38,348
Tourmaline Oil Corp.	325,468	14,762
		79,685
China (0.8%)
Tsingtao Brewery Co. Ltd., Class H (a)(b)	1,676,000	11,148
Denmark (4.0%)
Carlsberg AS Series B	232,732	27,940
Tryg AS	1,096,356	23,954
		51,894
Finland (2.2%)
Kone OYJ, Class B	574,525	28,486
France (11.9%)
AXA SA	338,987	11,109
Capgemini SE	109,091	21,670
Legrand SA	271,219	26,920
L'Oreal SA	29,276	12,886
LVMH Moet Hennessy Louis Vuitton SE	23,412	17,975
Pernod Ricard SA	140,572	19,180
Safran SA	104,581	22,041
Sanofi SA	238,710	23,022
		154,803
Germany (12.3%)
Deutsche Boerse AG	108,211	22,118
Deutsche Post AG (Registered)	457,121	18,562
Infineon Technologies AG	791,743	29,057
Merck KGaA	91,135	15,072
QIAGEN NV (b)	738,665	30,520
SAP SE	223,480	44,892
		160,221
Hong Kong (1.7%)
AIA Group Ltd. (a)	3,332,600	22,548
Italy (1.8%)
Davide Campari-Milano NV	1,326,367	12,557
Moncler SpA	181,530	11,136
		23,693
Japan (5.2%)
Hoya Corp.	113,700	13,296
Keyence Corp.	15,600	6,828
Kyocera Corp.	857,700	9,892
SMC Corp.	37,800	18,010
Sony Group Corp.	242,300	20,649
		68,675
Korea, Republic of (1.9%)
Samsung Electronics Co. Ltd.	423,422	24,920
	Shares	Value (000)
Netherlands (4.0%)
Heineken NV	241,781	$23,391
Universal Music Group NV	959,657	28,548
		51,939
Singapore (2.0%)
DBS Group Holdings Ltd.	981,110	25,841
Sweden (5.5%)
Atlas Copco AB, Class A	457,951	8,599
Boliden AB	314,803	10,124
Epiroc AB, Class A	801,578	16,062
Evolution AB	124,985	13,010
Hexagon AB, Class B	2,150,030	24,362
		72,157
Switzerland (4.4%)
Alcon, Inc.	95,142	8,457
Novartis AG (Registered)	143,905	15,322
Roche Holding AG (Genusschein)	87,755	24,313
UBS Group AG (Registered) (b)	310,635	9,124
		57,216
Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	141,594	24,610
United Kingdom (29.7%)
Anglo American PLC	735,696	23,248
Associated British Foods PLC	519,191	16,211
AstraZeneca PLC	242,496	37,740
BP PLC	5,090,147	30,647
British American Tobacco PLC	595,710	18,300
Experian PLC	358,868	16,672
Haleon PLC	7,139,677	29,049
Halma PLC	934,425	31,851
Hiscox Ltd.	1,434,496	20,822
NatWest Group PLC	4,588,682	18,052
Prudential PLC	1,617,076	14,662
Reckitt Benckiser Group PLC	397,607	21,510
RELX PLC (Euronext NV)	429,498	19,655
RELX PLC (LSE)	378,570	17,346
Rightmove PLC	2,963,429	20,003
Shell PLC	1,093,383	39,218
St. James's Place PLC	1,748,028	12,012
		386,998
Total Common Stocks (Cost $949,297)		1,276,749
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (b) (Cost $—)	18,454	—

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $15,322)	15,321,866	$15,322
Total Investments (99.1%) (Cost $964,619) (c)(d)		1,292,071
Other Assets in Excess of Liabilities (0.9%)		12,004
Net Assets (100.0%)		$1,304,075

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $1,172,454,000 and 89.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $346,588,000 and the aggregate gross unrealized depreciation is approximately $19,136,000, resulting in net unrealized appreciation of approximately $327,452,000.

ADR  American Depositary Receipt.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	52.4%
Pharmaceuticals	9.0
Beverages	7.4
Insurance	7.0
Oil, Gas & Consumable Fuels	6.5
Software	6.5
Electronic Equipment, Instruments & Components	5.7
Machinery	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $949,297)	$1,276,749
Investment in Security of Affiliated Issuer, at Value (Cost $15,322)	15,322
Total Investments in Securities, at Value (Cost $964,619)	1,292,071
Foreign Currency, at Value (Cost $6,532)	6,529
Receivable for Investments Sold	8,374
Tax Reclaim Receivable	5,423
Dividends Receivable	943
Receivable for Fund Shares Sold	142
Receivable from Affiliate	41
Other Assets	97
Total Assets	1,313,620
Liabilities:
Payable for Investments Purchased	6,549
Payable for Advisory Fees	2,410
Payable for Sub Transfer Agency Fees — Class I	176
Payable for Sub Transfer Agency Fees — Class A	8
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Fund Shares Redeemed	173
Payable for Administration Fees	88
Payable for Custodian Fees	45
Payable for Professional Fees	39
Payable for Shareholder Services Fees — Class A	11
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	37
Total Liabilities	9,545
Net Assets	$1,304,075
Net Assets Consist of:
Paid-in-Capital	$883,070
Total Distributable Earnings	421,005
Net Assets	$1,304,075

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$1,095,221
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	77,580,098
Net Asset Value, Offering and Redemption Price Per Share	$14.12
CLASS A:
Net Assets	$41,429
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,908,884
Net Asset Value, Redemption Price Per Share	$14.24
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.79
Maximum Offering Price Per Share	$15.03
CLASS L:
Net Assets	$3,857
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	280,126
Net Asset Value, Offering and Redemption Price Per Share	$13.77
CLASS C:
Net Assets	$1,038
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	77,296
Net Asset Value, Offering and Redemption Price Per Share	$13.43
CLASS R6:
Net Assets	$162,530
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,521,304
Net Asset Value, Offering and Redemption Price Per Share	$14.11

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2,304 of Foreign Taxes Withheld)	$22,428
Dividends from Security of Affiliated Issuer (Note G)	430
Total Investment Income	22,858
Expenses:
Advisory Fees (Note B)	5,265
Sub Transfer Agency Fees — Class I	547
Sub Transfer Agency Fees — Class A	21
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	526
Custodian Fees (Note F)	87
Professional Fees	80
Shareholder Services Fees — Class A (Note D)	53
Distribution and Shareholder Services Fees — Class L (Note D)	14
Distribution and Shareholder Services Fees — Class C (Note D)	5
Registration Fees	29
Shareholder Reporting Fees	25
Transfer Agency Fees — Class I (Note E)	8
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	2
Directors' Fees and Expenses	9
Pricing Fees	2
Other Expenses	38
Total Expenses	6,719
Reimbursement of Class Specific Expenses — Class I (Note B)	(336)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Waiver of Advisory Fees (Note B)	(73)
Rebate from Morgan Stanley Affiliate (Note G)	(16)
Net Expenses	6,291
Net Investment Income	16,567
Realized Gain:
Investments Sold	101,765
Foreign Currency Translation	22
Net Realized Gain	101,787
Change in Unrealized Appreciation (Depreciation):
Investments	(67,973)
Foreign Currency Translation	(305)
Net Change in Unrealized Appreciation (Depreciation)	(68,278)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	33,509
Net Increase in Net Assets Resulting from Operations	$50,076

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$16,567	$21,603
Net Realized Gain	101,787	25,729
Net Change in Unrealized Appreciation (Depreciation)	(68,278)	164,765
Net Increase in Net Assets Resulting from Operations	50,076	212,097
Dividends and Distributions to Shareholders:
Class I	—	(46,352)
Class A	—	(1,036)
Class L	—	(134)
Class C	—	(37)
Class R6	—	(10,417)
Total Dividends and Distributions to Shareholders	—	(57,976)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	48,798	347,460
Distributions Reinvested	—	46,225
Redeemed	(74,886)	(145,138)
Class A:
Subscribed	373	1,776
Distributions Reinvested	—	1,009
Redeemed	(3,997)	(326,077)
Class L:
Distributions Reinvested	—	133
Redeemed	(120)	(287)
Class C:
Subscribed	32	90
Distributions Reinvested	—	37
Redeemed	(133)	(239)
Class R6:
Subscribed	5,215	25,604
Distributions Reinvested	—	9,991
Redeemed	(88,430)	(69,924)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(113,148)	(109,340)
Total Increase (Decrease) in Net Assets	(63,072)	44,781
Net Assets:
Beginning of Period	1,367,147	1,322,366
End of Period	$1,304,075	$1,367,147

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,555	25,814
Shares Issued on Distributions Reinvested	—	3,489
Shares Redeemed	(5,386)	(10,954)
Net Increase (Decrease) in Class I Shares Outstanding	(1,831)	18,349
Class A:
Shares Subscribed	27	135
Shares Issued on Distributions Reinvested	—	75
Shares Redeemed	(288)	(24,428)
Net Decrease in Class A Shares Outstanding	(261)	(24,218)
Class L:
Shares Issued on Distributions Reinvested	—	10
Shares Redeemed	(9)	(22)
Net Decrease in Class L Shares Outstanding	(9)	(12)
Class C:
Shares Subscribed	2	7
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(10)	(19)
Net Decrease in Class C Shares Outstanding	(8)	(9)
Class R6:
Shares Subscribed	385	1,911
Shares Issued on Distributions Reinvested	—	755
Shares Redeemed	(6,583)	(5,170)
Net Decrease in Class R6 Shares Outstanding	(6,198)	(2,504)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$13.58		$12.14		$15.22		$16.20		$14.74		$13.49
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17		0.22		0.23		0.29		0.18		0.28
Net Realized and Unrealized Gain (Loss)	0.37		1.82		(2.40)		0.34		1.50		2.47
Total from Investment Operations	0.54		2.04		(2.17)		0.63		1.68		2.75
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)		(0.13)		(0.33)		(0.22)		(0.32)
Net Realized Gain	—		(0.29)		(0.78)		(1.28)		—		(1.18)
Total Distributions	—		(0.60)		(0.91)		(1.61)		(0.22)		(1.50)
Redemption Fees	—		—		—		—		—		0.00	(2)
Net Asset Value, End of Period	$14.12		$13.58		$12.14		$15.22		$16.20		$14.74
Total Return(3)	3.98	%(4)	16.91	%(5)	(14.18)%		4.19%		11.42%		20.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,095,221		$1,078,331		$741,596		$1,531,709		$1,658,464		$1,539,709
Ratio of Expenses Before Expense Limitation	1.02	%(6)	1.02%		1.03%		1.01%		1.00%		1.00%
Ratio of Expenses After Expense Limitation	0.95	%(6)(7)	0.94	%(7)(8)	0.95	%(7)	0.95	%(7)	0.95	%(7)	0.95	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.95	%(7)
Ratio of Net Investment Income	2.53	%(6)(7)	1.63	%(7)(8)	1.76	%(7)	1.70	%(7)	1.28	%(7)	1.86	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	22	%(4)	28%		36%		20%		20%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.95%	1.62%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$13.72		$12.08		$15.17		$16.15		$14.67		$13.42
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.17		0.06		0.25		0.11		0.24
Net Realized and Unrealized Gain (Loss)	0.37		1.80		(2.25)		0.36		1.50		2.46
Total from Investment Operations	0.52		1.97		(2.19)		0.61		1.61		2.70
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		(0.12)		(0.31)		(0.13)		(0.27)
Net Realized Gain	—		(0.29)		(0.78)		(1.28)		—		(1.18)
Total Distributions	—		(0.33)		(0.90)		(1.59)		(0.13)		(1.45)
Redemption Fees	—		—		—		—		—		0.00	(2)
Net Asset Value, End of Period	$14.24		$13.72		$12.08		$15.17		$16.15		$14.67
Total Return(3)	3.79	%(4)	16.38	%(5)	(14.37)%		4.07%		11.00%		20.11%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$41,429		$43,492		$330,721		$58,739		$60,346		$212,578
Ratio of Expenses Before Expense Limitation	1.29	%(6)	1.38%		1.26%		1.07%		1.43%		1.25%
Ratio of Expenses After Expense Limitation	1.27	%(6)(7)	1.30	%(7)	1.23	%(7)	1.07	%(7)	1.30	%(7)	1.25	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.25	%(7)
Ratio of Net Investment Income	2.20	%(6)(7)	1.28	%(7)	0.50	%(7)	1.57	%(7)	0.80	%(7)	1.62	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	22	%(4)	28%		36%		20%		20%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

International Equity Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$13.30		$11.91		$14.93		$15.91		$14.50		$13.28
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.10		0.10		0.14		0.06		0.15
Net Realized and Unrealized Gain (Loss)	0.36		1.77		(2.33)		0.35		1.45		2.44
Total from Investment Operations	0.47		1.87		(2.23)		0.49		1.51		2.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.01)		(0.19)		(0.10)		(0.19)
Net Realized Gain	—		(0.29)		(0.78)		(1.28)		—		(1.18)
Total Distributions	—		(0.48)		(0.79)		(1.47)		(0.10)		(1.37)
Redemption Fees	—		—		—		—		—		0.00	(2)
Net Asset Value, End of Period	$13.77		$13.30		$11.91		$14.93		$15.91		$14.50
Total Return(3)	3.53	%(4)	15.80	%(5)	(14.86)%		3.34%		10.40%		19.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,857		$3,843		$3,579		$5,394		$5,513		$5,888
Ratio of Expenses Before Expense Limitation	1.81	%(6)	1.84%		1.85%		1.79%		1.83%		1.79%
Ratio of Expenses After Expense Limitation	1.80	%(6)(7)	1.79	%(7)(8)	1.80	%(7)	1.79	%(7)	1.80	%(7)	1.78	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.78	%(7)
Ratio of Net Investment Income	1.68	%(6)(7)	0.78	%(7)(8)	0.77	%(7)	0.88	%(7)	0.41	%(7)	1.06	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	22	%(4)	28%		36%		20%		20%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.80%	0.77%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

International Equity Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$12.98		$11.63		$14.63		$15.64		$14.26		$13.08
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.07		0.06		0.09		0.02		0.10
Net Realized and Unrealized Gain (Loss)	0.36		1.73		(2.28)		0.34		1.43		2.41
Total from Investment Operations	0.45		1.80		(2.22)		0.43		1.45		2.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		—		(0.16)		(0.07)		(0.15)
Net Realized Gain	—		(0.29)		(0.78)		(1.28)		—		(1.18)
Total Distributions	—		(0.45)		(0.78)		(1.44)		(0.07)		(1.33)
Redemption Fees	—		—		—		—		—		0.00	(2)
Net Asset Value, End of Period	$13.43		$12.98		$11.63		$14.63		$15.64		$14.26
Total Return(3)	3.47	%(4)	15.56	%(5)	(15.12)%		3.02%		10.17%		19.18%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,038		$1,109		$1,098		$929		$776		$674
Ratio of Expenses Before Expense Limitation	2.28	%(6)	2.32%		2.28%		2.33%		2.41%		2.35%
Ratio of Expenses After Expense Limitation	2.05	%(6)(7)	2.04	%(7)(8)	2.05	%(7)	2.05	%(7)	2.05	%(7)	2.05	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		2.05	%(7)
Ratio of Net Investment Income	1.43	%(6)(7)	0.53	%(7)(8)	0.48	%(7)	0.58	%(7)	0.15	%(7)	0.73	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	22	%(4)	28%		36%		20%		20%		20%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.05%	0.52%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

International Equity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$13.57		$12.13		$15.21		$16.19		$14.74		$13.48
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.18		0.22		0.22		0.30		0.18		0.29
Net Realized and Unrealized Gain (Loss)	0.36		1.82		(2.38)		0.33		1.50		2.48
Total from Investment Operations	0.54		2.04		(2.16)		0.63		1.68		2.77
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)		(0.14)		(0.33)		(0.23)		(0.33)
Net Realized Gain	—		(0.29)		(0.78)		(1.28)		—		(1.18)
Total Distributions	—		(0.60)		(0.92)		(1.61)		(0.23)		(1.51)
Redemption Fees	—		—		—		—		—		0.00	(3)
Net Asset Value, End of Period	$14.11		$13.57		$12.13		$15.21		$16.19		$14.74
Total Return(4)	3.98	%(5)	16.96	%(6)	(14.14)%		4.24%		11.39%		20.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$162,530		$240,372		$245,372		$453,413		$468,152		$456,618
Ratio of Expenses Before Expense Limitation	0.92	%(7)	0.93%		0.92%		0.91%		0.91%		0.91%
Ratio of Expenses After Expense Limitation	0.91	%(7)(8)	0.90	%(8)(9)	0.92	%(8)	0.91	%(8)	0.91	%(8)	0.91	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		0.91	%(8)
Ratio of Net Investment Income	2.57	%(7)(8)	1.67	%(8)(9)	1.67	%(8)	1.76	%(8)	1.31	%(8)	1.94	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	22	%(5)	28%		36%		20%		20%		20%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.91%	1.66%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the International Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$22,041	$—	$22,041
Air Freight & Logistics	—	18,562	—	18,562
Banks	—	59,213	—	59,213
Beverages	—	94,216	—	94,216
Capital Markets	—	43,254	—	43,254
Electrical Equipment	—	26,920	—	26,920
Electronic Equipment, Instruments & Components	—	72,933	—	72,933
Entertainment	—	28,548	—	28,548
Food Products	—	16,211	—	16,211
Health Care Equipment & Supplies	—	21,753	—	21,753
Hotels, Restaurants & Leisure	—	29,605	—	29,605
Household Durables	—	20,649	—	20,649
Household Products	—	21,510	—	21,510

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$—	$21,670		$—	$21,670
Insurance	—	93,095		—	93,095
Interactive Media & Services	—	20,003		—	20,003
Life Sciences Tools & Services	—	30,520		—	30,520
Machinery	—	71,157		—	71,157
Metals & Mining	26,575	33,372		—	59,947
Oil, Gas & Consumable Fuels	14,762	69,865		—	84,627
Personal Care Products	—	41,935		—	41,935
Pharmaceuticals	—	115,469		—	115,469
Professional Services	—	53,673		—	53,673
Semiconductors & Semiconductor Equipment	24,610	29,057		—	53,667
Software	38,348	44,892		—	83,240
Tech Hardware, Storage & Peripherals	—	24,920		—	24,920
Textiles, Apparel & Luxury Goods	—	29,111		—	29,111
Tobacco	—	18,300		—	18,300
Total Common Stocks	104,295	1,172,454		—	1,276,749
Warrants	—	—†		—	—†
Short-Term Investment
Investment Company	15,322	—		—	15,322
Total Assets	$119,617	$1,172,454	†	$—	$1,292,071	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $3 billion	Over $3 billion
0.80%	0.75%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 1.80% for Class L shares, 2.05% for Class C shares and 0.91% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $73,000 of advisory fees were waived and approximately $339,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $282,616,000 and $375,170,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $16,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$24,332	$120,784	$129,794	$430
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$15,322

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$40,051	$17,925	$19,173	$76,828

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a distribution in excess of current earnings, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$2,050	$(2,050)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2023, the Fund intends to defer to January 1, 2024 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$—	$5,365

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 75.4%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MIQBX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

International Opportunity
Portfolio

Semi-Annual Financial Statements and Additional Information
June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (99.2%)
Argentina (1.0%)
Globant SA (a)	55,137	$9,829
Brazil (4.3%)
NU Holdings Ltd., Class A (a)	3,138,090	40,450
Canada (5.9%)
Canada Goose Holdings, Inc. (a)(b)	534,539	6,912
Canadian Pacific Kansas City Ltd.	165,326	13,020
Shopify, Inc., Class A (a)	527,694	34,854
		54,786
China (13.0%)
Kweichow Moutai Co. Ltd., Class A	99,631	20,074
Meituan, Class B (a)(c)	3,257,120	46,298
Tencent Holdings Ltd. (c)	305,600	14,498
Trip.com Group Ltd. ADR (a)	866,395	40,720
		121,590
Denmark (5.4%)
DSV AS	326,467	50,112
France (4.6%)
Hermes International	18,841	43,516
India (12.8%)
Axis Bank Ltd.	1,279,033	19,383
HDFC Bank Ltd.	1,875,170	37,868
ICICI Bank Ltd. ADR	1,448,103	41,720
Titan Co. Ltd.	507,415	20,678
		119,649
Italy (4.3%)
Moncler SpA	658,247	40,379
Japan (4.9%)
Keyence Corp.	63,300	27,705
Sanrio Co. Ltd.	993,800	18,385
		46,090
Korea, Republic of (8.7%)
Coupang, Inc. (a)	2,438,617	51,089
KakaoBank Corp.	1,167,589	17,124
NAVER Corp.	111,375	13,402
		81,615
Netherlands (5.9%)
Adyen NV (a)	19,436	23,084
ASML Holding NV	31,875	32,486
		55,570
Singapore (2.4%)
Grab Holdings Ltd., Class A (a)	6,273,017	22,269
Sweden (2.8%)
Evolution AB	219,146	22,811
Vitrolife AB	190,371	3,120
		25,931
	Shares	Value (000)
Switzerland (4.1%)
On Holding AG, Class A (a)	981,334	$38,076
Taiwan (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,123,000	33,272
United Kingdom (2.3%)
Deliveroo PLC (a)	4,962,591	8,207
London Stock Exchange Group PLC	115,345	13,677
		21,884
United States (13.2%)
Birkenstock Holding PLC (a)	253,669	13,802
MercadoLibre, Inc. (a)	37,635	61,850
Spotify Technology SA (a)	152,211	47,762
		123,414
Total Common Stocks (Cost $671,807)		928,432
Short-Term Investments (1.8%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $10,436)	10,435,930	10,436
Securities held as Collateral on Loaned Securities (0.7%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G)	4,935,501	4,936
	Face Amount (000)
Repurchase Agreements (0.2%)
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $941; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $959)	$940	940
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $433; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $442)	433	433
		1,373
Total Securities held as Collateral on Loaned Securities (Cost $6,309)		6,309
Total Short-Term Investments (Cost $16,745)		16,745
Total Investments (101.0%) (Cost $688,552) Including $6,896 of Securities Loaned (d)(e)		945,177
Liabilities in Excess of Other Assets (–1.0%)		(9,236)
Net Assets (100.0%)		$935,941

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Opportunity Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2024.

(c)  Security trades on the Hong Kong exchange.

(d)  The approximate fair value and percentage of net assets, $506,079,000 and 54.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(e)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $322,285,000 and the aggregate gross unrealized depreciation is approximately $65,660,000, resulting in net unrealized appreciation of approximately $256,625,000.

ADR  American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	23.9%
Textiles, Apparel & Luxury Goods	17.4
Banks	16.7
Hotels, Restaurants & Leisure	12.6
Broadline Retail	12.0
Semiconductors & Semiconductor Equipment	7.0
Air Freight & Logistics	5.3
Entertainment	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $673,180)	$929,805
Investment in Security of Affiliated Issuer, at Value (Cost $15,372)	15,372
Total Investments in Securities, at Value (Cost $688,552)	945,177
Foreign Currency, at Value (Cost $1,148)	1,143
Cash	2
Tax Reclaim Receivable	545
Dividends Receivable	541
Receivable for Fund Shares Sold	342
Receivable from Affiliate	47
Receivable from Securities Lending Income	8
Other Assets	190
Total Assets	947,995
Liabilities:
Collateral on Securities Loaned, at Value	6,309
Payable for Fund Shares Redeemed	2,226
Payable for Advisory Fees	1,811
Deferred Capital Gain Country Tax	1,068
Payable for Sub Transfer Agency Fees — Class I	207
Payable for Sub Transfer Agency Fees — Class A	49
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	5
Payable for Custodian Fees	71
Payable for Administration Fees	62
Payable for Shareholder Services Fees — Class A	40
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	17
Payable for Professional Fees	43
Payable for Transfer Agency Fees — Class I	8
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	2
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	134
Total Liabilities	12,054
Net Assets	$935,941
Net Assets Consist of:
Paid-in-Capital	$1,178,031
Total Accumulated Loss	(242,090)
Net Assets	$935,941

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$573,719
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	22,029,354
Net Asset Value, Offering and Redemption Price Per Share	$26.04
CLASS A:
Net Assets	$193,831
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,715,192
Net Asset Value, Redemption Price Per Share	$25.12
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.39
Maximum Offering Price Per Share	$26.51
CLASS L:
Net Assets	$186
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,950
Net Asset Value, Offering and Redemption Price Per Share	$23.41
CLASS C:
Net Assets	$20,188
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	880,796
Net Asset Value, Offering and Redemption Price Per Share	$22.92
CLASS R6:
Net Assets	$6,589
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	251,595
Net Asset Value, Offering and Redemption Price Per Share	$26.19
CLASS IR:
Net Assets	$141,428
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,400,012
Net Asset Value, Offering and Redemption Price Per Share	$26.19
(1) Including: Securities on Loan, at Value:	$6,896

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $666 of Foreign Taxes Withheld)	$3,856
Dividends from Security of Affiliated Issuer (Note G)	284
Income from Securities Loaned — Net	62
Total Investment Income	4,202
Expenses:
Advisory Fees (Note B)	3,993
Sub Transfer Agency Fees — Class I	371
Sub Transfer Agency Fees — Class A	133
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	11
Administration Fees (Note C)	400
Shareholder Services Fees — Class A (Note D)	249
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	113
Custodian Fees (Note F)	118
Professional Fees	94
Transfer Agency Fees — Class I (Note E)	26
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6 (Note E)	7
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	41
Registration Fees	34
Directors' Fees and Expenses	8
Pricing Fees	1
Other Expenses	36
Total Expenses	5,646
Reimbursement of Class Specific Expenses — Class I (Note B)	(208)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(7)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Waiver of Advisory Fees (Note B)	(28)
Rebate from Morgan Stanley Affiliate (Note G)	(11)
Net Expenses	5,390
Net Investment Loss	(1,188)
Realized Gain (Loss):
Investments Sold (Net of $474 of Capital Gain Country Tax)	59,129
Foreign Currency Translation	(170)
Net Realized Gain	58,959
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $895)	26,798
Foreign Currency Translation	(23)
Net Change in Unrealized Appreciation (Depreciation)	26,775
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	85,734
Net Increase in Net Assets Resulting from Operations	$84,546

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

International Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(1,188)	$(3,508)
Net Realized Gain (Loss)	58,959	(93,646)
Net Change in Unrealized Appreciation (Depreciation)	26,775	326,112
Net Increase in Net Assets Resulting from Operations	84,546	228,958
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	40,062	159,442
Redeemed	(203,191)	(278,543)
Class A:
Subscribed	11,614	27,984
Redeemed	(38,699)	(85,941)
Class L:
Redeemed	(32)	—
Class C:
Subscribed	196	829
Redeemed	(6,715)	(10,009)
Class R6:
Subscribed	1,013	8,578
Redeemed	(29,766)	(132,028)
Class IR:
Redeemed	—	(14,000)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(225,518)	(323,688)
Redemption Fees	5	14
Total Decrease in Net Assets	(140,967)	(94,716)
Net Assets:
Beginning of Period	1,076,908	1,171,624
End of Period	$935,941	$1,076,908
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,602	7,063
Shares Redeemed	(8,050)	(12,350)
Net Decrease in Class I Shares Outstanding	(6,448)	(5,287)
Class A:
Shares Subscribed	478	1,264
Shares Redeemed	(1,595)	(3,916)
Net Decrease in Class A Shares Outstanding	(1,117)	(2,652)
Class L:
Shares Redeemed	(2)	—
Class C:
Shares Subscribed	9	41
Shares Redeemed	(301)	(493)
Net Decrease in Class C Shares Outstanding	(292)	(452)
Class R6:
Shares Subscribed	41	378
Shares Redeemed	(1,207)	(5,678)
Net Decrease in Class R6 Shares Outstanding	(1,166)	(5,300)
Class IR:
Shares Redeemed	—	(624)

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$23.98		$19.80		$38.44		$41.46		$26.73		$19.77
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.05)		(0.10)		(0.30)		(0.22)		(0.04)
Net Realized and Unrealized Gain (Loss)	2.08		4.23		(16.71)		(1.90)		15.05		7.00
Total from Investment Operations	2.06		4.18		(16.81)		(2.20)		14.83		6.96
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$26.04		$23.98		$19.80		$38.44		$41.46		$26.73
Total Return(4)	8.59	%(5)	21.11	%(6)	(43.76)%		(5.24)%		55.49%		35.20%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$573,719		$682,842		$668,597		$3,229,961		$3,152,320		$1,284,678
Ratio of Expenses Before Expense Limitation	1.07	%(7)	0.94%		1.11%		0.99%		0.98%		1.03%
Ratio of Expenses After Expense Limitation	1.00	%(7)(8)	0.91	%(8)(9)	1.00	%(8)	0.99	%(8)	0.97	%(8)	0.99	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.00%		0.99%		N/A		N/A
Ratio of Net Investment Loss	(0.16	)%(7)(8)	(0.21	)%(8)(9)	(0.39	)%(8)	(0.70	)%(8)	(0.70	)%(8)	(0.15	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	7	%(5)	20%		18%		36%		25%		20%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$23.17		$19.19		$37.49		$40.57		$26.23		$19.46
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.12)		(0.19)		(0.41)		(0.30)		(0.10)
Net Realized and Unrealized Gain (Loss)	2.01		4.10		(16.28)		(1.85)		14.74		6.87
Total from Investment Operations	1.95		3.98		(16.47)		(2.26)		14.44		6.77
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$25.12		$23.17		$19.19		$37.49		$40.57		$26.23
Total Return(4)	8.42	%(5)	20.74	%(6)	(43.96)%		(5.50)%		55.06%		34.79%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$193,831		$204,639		$220,442		$638,203		$683,897		$336,109
Ratio of Expenses Before Expense Limitation	1.33	%(7)	1.26%		1.35%		1.28%		1.26%		1.30%
Ratio of Expenses After Expense Limitation	1.33	%(7)(8)	1.23	%(8)(9)	1.35	%(8)	1.28	%(8)	1.25	%(8)	1.29	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.35	%(8)	1.28	%(8)	N/A		N/A
Ratio of Net Investment Loss	(0.49	)%(7)(8)	(0.53	)%(8)(9)	(0.78	)%(8)	(0.99	)%(8)	(0.96	)%(8)	(0.44	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	7	%(5)	20%		18%		36%		25%		20%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.26%	(0.56)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$21.64		$18.04		$35.60		$38.79		$25.23		$18.82
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.11)		(0.23)		(0.29)		(0.62)		(0.44)		(0.23)
Net Realized and Unrealized Gain (Loss)	1.88		3.83		(15.44)		(1.75)		14.10		6.64
Total from Investment Operations	1.77		3.60		(15.73)		(2.37)		13.66		6.41
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$23.41		$21.64		$18.04		$35.60		$38.79		$25.23
Total Return(4)	8.18	%(5)	20.02	%(6)	(44.24)%		(6.04)%		54.15%		34.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$186		$205		$171		$448		$533		$512
Ratio of Expenses Before Expense Limitation	3.08	%(7)	3.03%		2.62%		2.15%		2.14%		2.19%
Ratio of Expenses After Expense Limitation	1.85	%(7)(8)	1.82	%(8)(9)	1.85	%(8)	1.85	%(8)	1.84	%(8)	1.84	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.85	%(8)	1.85	%(8)	N/A		N/A
Ratio of Net Investment Loss	(1.01	)%(7)(8)	(1.10	)%(8)(9)	(1.25	)%(8)	(1.56	)%(8)	(1.54	)%(8)	(0.99	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	7	%(5)	20%		18%		36%		25%		20%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(1.13)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$21.21		$17.71		$35.08		$38.29		$24.94		$18.63
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.14)		(0.25)		(0.34)		(0.66)		(0.48)		(0.26)
Net Realized and Unrealized Gain (Loss)	1.85		3.75		(15.20)		(1.73)		13.93		6.57
Total from Investment Operations	1.71		3.50		(15.54)		(2.39)		13.45		6.31
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$22.92		$21.21		$17.71		$35.08		$38.29		$24.94
Total Return(4)	8.06	%(5)	19.83	%(6)	(44.36)%		(6.17)%		53.94%		33.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,188		$24,887		$28,775		$91,503		$90,845		$53,257
Ratio of Expenses Before Expense Limitation	2.07	%(7)	1.99%		2.07%		1.98%		1.98%		2.03%
Ratio of Expenses After Expense Limitation	2.07	%(7)(8)	1.97	%(8)(9)	2.06	%(8)	1.98	%(8)	1.97	%(8)	2.02	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.06	%(8)	1.98	%(8)	N/A		N/A
Ratio of Net Investment Loss	(1.22	)%(7)(8)	(1.26	)%(8)(9)	(1.47	)%(8)	(1.69	)%(8)	(1.68	)%(8)	(1.17	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	7	%(5)	20%		18%		36%		25%		20%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.99%	(1.28)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		2019(2)
Net Asset Value, Beginning of Period	$24.10		$19.90		$38.58		$41.56		$26.77		$19.79
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.01)		(0.05)		(0.09)		(0.25)		(0.18)		(0.02)
Net Realized and Unrealized Gain (Loss)	2.10		4.25		(16.76)		(1.91)		15.07		7.00
Total from Investment Operations	2.09		4.20		(16.85)		(2.16)		14.89		6.98
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)		—
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$26.19		$24.10		$19.90		$38.58		$41.56		$26.77
Total Return(5)	8.67	%(6)	21.11	%(7)	(43.70)%		(5.13)%		55.63%		35.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,589		$34,160		$133,702		$131,721		$101,008		$50,083
Ratio of Expenses Before Expense Limitation	1.05	%(8)	0.96%		0.94%		0.90%		0.90%		0.98%
Ratio of Expenses After Expense Limitation	0.94	%(8)(9)	0.92	%(9)(10)	0.92	%(9)	0.88	%(9)	0.88	%(9)	0.91	%(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.92	%(9)	0.88	%(9)	N/A		N/A
Ratio of Net Investment Loss	(0.10	)%(8)(9)	(0.22	)%(9)(10)	(0.35	)%(9)	(0.59	)%(9)	(0.59	)%(9)	(0.07	)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01%		0.01%
Portfolio Turnover Rate	7	%(6)	20%		18%		36%		25%		20%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(11)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

International Opportunity Portfolio

	Class IR
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$24.11		$19.91		$38.60		$41.58		$26.78		$19.79
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.05)		(0.09)		(0.25)		(0.19)		(0.02)
Net Realized and Unrealized Gain (Loss)	2.09		4.25		(16.77)		(1.91)		15.09		7.01
Total from Investment Operations	2.08		4.20		(16.86)		(2.16)		14.90		6.99
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(1.83)		(0.82)		(0.10)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$26.19		$24.11		$19.91		$38.60		$41.58		$26.78
Total Return(4)	8.63	%(5)	21.09	%(6)	(43.70)%		(5.13)%		55.64%		35.32%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$141,428		$130,175		$119,937		$141,615		$149,281		$110,401
Ratio of Expenses Before Expense Limitation	0.95	%(7)	0.94%		0.92%		0.88%		0.89%		0.93%
Ratio of Expenses After Expense Limitation	0.94	%(7)(8)	0.91	%(8)(9)	0.92	%(8)	0.88	%(8)	0.88	%(8)	0.91	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.92	%(8)	0.88	%(8)	N/A		N/A
Ratio of Net Investment Loss	(0.10	)%(7)(8)	(0.21	)%(8)(9)	(0.36	)%(8)	(0.59	)%(8)	(0.60	)%(8)	(0.07	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%		0.01%
Portfolio Turnover Rate	7	%(5)	20%		18%		36%		25%		20%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.24)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the International Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, International Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the

Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented 0% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$50,112	$—	$50,112
Banks	82,170	74,375	—	156,545
Beverages	—	20,074	—	20,074
Biotechnology	—	3,120	—	3,120
Broadline Retail	112,939	—	—	112,939
Capital Markets	—	13,677	—	13,677
Electronic Equipment, Instruments & Components	—	27,705	—	27,705
Entertainment	47,762	—	—	47,762
Financial Services	—	23,084	—	23,084
Ground Transportation	35,289	—	—	35,289
Hotels, Restaurants & Leisure	40,720	77,316	—	118,036
Information Technology Services	44,683	—	—	44,683
Interactive Media & Services	—	27,900	—	27,900
Semiconductors & Semiconductor Equipment	—	65,758	—	65,758
Specialty Retail	—	18,385	—	18,385
Textiles, Apparel & Luxury Goods	58,790	104,573	—	163,363
Total Common Stocks	422,353	506,079	—	928,432
Short-Term Investments
Investment Company	15,372	—	—	15,372
Repurchase Agreements	—	1,373	—	1,373
Total Short-Term Investments	15,372	1,373	—	16,745
Total Assets	$437,725	$507,452	$—	$945,177

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,896	(a)	$—	$(6,896	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $6,309,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $891,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$6,309	$—	$—	$—	$6,309
Total Borrowings	$6,309	$—	$—	$—	$6,309
Gross amount of recognized liabilities for securities lending transactions					$6,309

6.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class R6 shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class R6 shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $28,000 of advisory fees were waived and approximately $217,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter,

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $4,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $68,237,000 and $292,393,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $11,000 relating to the Fund's investment in the Liquidity Fund.

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$16,307	$150,809	$151,744	$284
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$15,372

During the six months ended June 30, 2024, the Fund incurred approximately $2,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$—	$—	$105,905

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$858	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $166,562,000 and $343,736,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 67.3%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value,

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's management fee and total expense ratio were higher than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MIOPX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

International Resilience Portfolio

Semi-Annual Financial Statements and Additional Information
June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

International Resilience Portfolio

	Shares	Value (000)
Common Stocks (95.6%)
Australia (1.8%)
Aristocrat Leisure Ltd.	996	$33
Canada (3.6%)
Constellation Software, Inc.	23	66
Denmark (2.5%)
Carlsberg AS Series B	371	45
Finland (2.6%)
Kone OYJ, Class B	953	47
France (12.4%)
Capgemini SE	172	34
Legrand SA	496	49
L'Oreal SA	114	50
LVMH Moet Hennessy Louis Vuitton SE	41	32
Pernod Ricard SA	284	39
Sanofi SA	225	22
		226
Germany (15.9%)
Deutsche Boerse AG	308	63
Infineon Technologies AG	1,254	46
Merck KGaA	190	31
QIAGEN NV (a)	1,273	53
SAP SE	481	97
		290
Hong Kong (2.1%)
AIA Group Ltd.	5,800	39
Italy (2.8%)
Davide Campari-Milano NV	3,516	33
Moncler SpA	296	18
		51
Japan (4.3%)
Hoya Corp.	300	35
Keyence Corp.	100	44
		79
Netherlands (4.8%)
Heineken NV	349	34
Universal Music Group NV	1,836	54
		88
Sweden (6.9%)
Atlas Copco AB, Class A	2,268	43
Epiroc AB, Class A	1,523	30
Hexagon AB, Class B	4,642	53
		126
Switzerland (3.5%)
Alcon, Inc.	359	32
Roche Holding AG (Genusschein)	117	32
		64
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	301	52
	Shares	Value (000)
United Kingdom (20.4%)
AstraZeneca PLC	375	$58
Experian PLC	1,107	51
Haleon PLC	14,253	58
Halma PLC	1,871	64
Reckitt Benckiser Group PLC	581	32
RELX PLC (LSE)	1,636	75
Rightmove PLC	5,194	35
		373
United States (9.2%)
Aon PLC, Class A	138	41
Procter & Gamble Co.	228	38
Thermo Fisher Scientific, Inc.	80	44
Visa, Inc., Class A	177	46
		169
Total Common Stocks (Cost $1,519)		1,748
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	31	—
Total Investments (95.6%) (Cost $1,519) (b)(c)		1,748
Other Assets in Excess of Liabilities (4.4%)		81
Net Assets (100.0%)		$1,829

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $1,461,000 and 79.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $293,000 and the aggregate gross unrealized depreciation is approximately $64,000, resulting in net unrealized appreciation of approximately $229,000.

ADR  American Depositary Receipt.

LSE  London Stock Exchange.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

International Resilience Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.2%
Software	9.3
Electronic Equipment, Instruments & Components	9.2
Beverages	8.6
Pharmaceuticals	8.2
Professional Services	7.2
Machinery	6.9
Personal Care Products	6.2
Semiconductors & Semiconductor Equipment	5.6
Life Sciences Tools & Services	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Resilience Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $1,519)	$1,748
Foreign Currency, at Value (Cost $4)	4
Receivable for Investments Sold	63
Due from Adviser	60
Tax Reclaim Receivable	1
Dividends Receivable	1
Receivable from Affiliate	—	@
Other Assets	57
Total Assets	1,934
Liabilities:
Payable for Professional Fees	52
Payable for Investments Purchased	39
Payable for Custodian Fees	5
Payable to Bank	3
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	6
Total Liabilities	105
Net Assets	$1,829
Net Assets Consist of:
Paid-in-Capital	$1,581
Total Distributable Earnings	248
Net Assets	$1,829
CLASS I:
Net Assets	$1,653
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	142,906
Net Asset Value, Offering and Redemption Price Per Share	$11.57
CLASS A:
Net Assets	$59
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,088
Net Asset Value, Redemption Price Per Share	$11.53
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.64
Maximum Offering Price Per Share	$12.17
CLASS C:
Net Assets	$58
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,067
Net Asset Value, Offering and Redemption Price Per Share	$11.41
CLASS R6:
Net Assets	$59
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,108
Net Asset Value, Offering and Redemption Price Per Share	$11.58

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

International Resilience Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$20
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	20
Expenses:
Professional Fees	74
Registration Fees	19
Custodian Fees (Note F)	9
Shareholder Reporting Fees	7
Advisory Fees (Note B)	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	1
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Directors' Fees and Expenses	—	@
Other Expenses	9
Total Expenses	130
Expenses Reimbursed by Adviser (Note B)	(113)
Waiver of Advisory Fees (Note B)	(6)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	7
Net Investment Income	13
Realized Gain (Loss):
Investments Sold	31
Foreign Currency Translation	(—	@)
Net Realized Gain	31
Change in Unrealized Appreciation (Depreciation):
Investments	24
Foreign Currency Translation	(—	@)
Net Change in Unrealized Appreciation (Depreciation)	24
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	55
Net Increase in Net Assets Resulting from Operations	$68

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

International Resilience Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$13	$14
Net Realized Gain (Loss)	31	(3)
Net Change in Unrealized Appreciation (Depreciation)	24	230
Net Increase in Net Assets Resulting from Operations	68	241
Dividends and Distributions to Shareholders:
Class I	—	(31)
Class A	—	(1)
Class C	—	(1)
Class R6	—	(1)
Total Dividends and Distributions to Shareholders	—	(34)
Capital Share Transactions:(1)
Class I:
Subscribed	55	1
Distributions Reinvested	—	31
Class A:
Distributions Reinvested	—	1
Class C:
Distributions Reinvested	—	1
Class R6:
Distributions Reinvested	—	1
Net Increase in Net Assets Resulting from Capital Share Transactions	55	35
Total Increase in Net Assets	123	242
Net Assets:
Beginning of Period	1,706	1,464
End of Period	$1,829	$1,706
(1) Capital Share Transactions:
Class I:
Shares Subscribed	5	— @
Shares Issued on Distributions Reinvested	—	3
Net Increase in Class I Shares Outstanding	5	3
Class A:
Shares Issued on Distributions Reinvested	—	— @
Class C:
Shares Issued on Distributions Reinvested	—	— @
Class R6:
Shares Issued on Distributions Reinvested	—	— @

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

International Resilience Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$11.14		$9.76		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.10		0.00	(3)
Net Realized and Unrealized Gain (Loss)	0.35		1.51		(0.24)
Total from Investment Operations	0.43		1.61		(0.24)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		—
Net Realized Gain	—		(0.15)		—
Total Distributions	—		(0.23)		—
Net Asset Value, End of Period	$11.57		$11.14		$9.76
Total Return(4)	3.86	%(5)	16.54	%(6)	(2.40	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,653		$1,536		$1,317
Ratio of Expenses Before Expense Limitation	14.45	%(7)	19.42%		25.45	%(7)
Ratio of Expenses After Expense Limitation	0.85	%(7)(8)	0.73	%(8)(9)	0.84	%(7)(8)
Ratio of Net Investment Income	1.46	%(7)(8)	0.91	%(8)(9)	0.01	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01	%(7)
Portfolio Turnover Rate	18	%(5)	25%		7	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.10% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 16.44%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	0.79%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

International Resilience Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$11.12		$9.75		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.06		0.06		(0.01)
Net Realized and Unrealized Gain (Loss)	0.35		1.51		(0.24)
Total from Investment Operations	0.41		1.57		(0.25)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—
Net Realized Gain	—		(0.15)		—
Total Distributions	—		(0.20)		—
Net Asset Value, End of Period	$11.53		$11.12		$9.75
Total Return(3)	3.69	%(4)	16.06	%(5)	(2.50	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$59		$57		$49
Ratio of Expenses Before Expense Limitation	18.16	%(6)	23.60%		30.17	%(6)
Ratio of Expenses After Expense Limitation	1.20	%(6)(7)	1.08	%(7)(8)	1.20	%(6)(7)
Ratio of Net Investment Income (Loss)	1.10	%(6)(7)	0.55	%(7)(8)	(0.35	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	18	%(4)	25%		7	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.10% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 15.96%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.20%	0.43%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

International Resilience Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$11.05		$9.71		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		(0.02)		(0.04)
Net Realized and Unrealized Gain (Loss)	0.34		1.51		(0.25)
Total from Investment Operations	0.36		1.49		(0.29)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.15)		—
Net Asset Value, End of Period	$11.41		$11.05		$9.71
Total Return(3)	3.26	%(4)	15.33	%(5)	(2.90	)%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$58		$56		$49
Ratio of Expenses Before Expense Limitation	18.96	%(6)	24.37%		30.92	%(6)
Ratio of Expenses After Expense Limitation	1.95	%(6)(7)	1.83	%(7)(8)	1.95	%(6)(7)
Ratio of Net Investment Income (Loss)	0.35	%(6)(7)	(0.19	)%(7)(8)	(1.10	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(6)(9)
Portfolio Turnover Rate	18	%(4)	25%		7	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.10% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 15.23%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.95%	(0.31)%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

International Resilience Portfolio

	Class R6
Selected Per Share Data and Ratios	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023		Period from July 29, 2022(1) to December 31, 2022
Net Asset Value, Beginning of Period	$11.14		$9.76		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.10		0.00	(3)
Net Realized and Unrealized Gain (Loss)	0.35		1.52		(0.24)
Total from Investment Operations	0.44		1.62		(0.24)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.09)		—
Net Realized Gain	—		(0.15)		—
Total Distributions	—		(0.24)		—
Net Asset Value, End of Period	$11.58		$11.14		$9.76
Total Return(4)	3.95	%(5)	16.60	%(6)	(2.40	)%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$59		$57		$49
Ratio of Expenses Before Expense Limitation	17.71	%(7)	23.18%		29.95	%(7)
Ratio of Expenses After Expense Limitation	0.80	%(7)(8)	0.68	%(8)(9)	0.80	%(7)(8)
Ratio of Net Investment Income	1.51	%(7)(8)	0.96	%(8)(9)	0.05	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	18	%(5)	25%		7	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.11% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 16.49%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.80%	0.84%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the International Resilience Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates,

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$—	$151	$—	$151
Capital Markets	—	63	—	63
Electrical Equipment	—	49	—	49
Electronic Equipment, Instruments & Components	—	161	—	161
Entertainment	—	54	—	54
Financial Services	46	—	—	46
Health Care Equipment & Supplies	—	67	—	67
Hotels, Restaurants & Leisure	—	33	—	33
Household Products	38	32	—	70
Information Technology Services	—	34	—	34
Insurance	41	39	—	80
Interactive Media & Services	—	35	—	35
Life Sciences Tools & Services	44	53	—	97
Machinery	—	120	—	120
Personal Care Products	—	108	—	108
Pharmaceuticals	—	143	—	143
Professional Services	—	126	—	126

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$52	$46		$—	$98
Software	66	97		—	163
Textiles, Apparel & Luxury Goods	—	50		—	50
Total Common Stocks	287	1,461		—	1,748
Warrants	—	—	†	—	—	†
Total Assets	$287	$1,461	†	$—	$1,748	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.95% for Class C shares and 0.80% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $6,000 of advisory fees were waived and approximately $117,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $427,000 and $311,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$22	$305	$327	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$—

@ Value is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$27	$7	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassification among the components of net assets at December 31, 2023:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$3	$(3)

At December 31, 2023, the Fund had no distributable earnings on a tax basis.

During the year ended December 31, 2023, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $3,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2023, the Fund intends to defer to January 1, 2024 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$—	$19

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund did not have record owners of 10% or greater.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period and the period since its inception in July 2022. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSDFX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Real Return Portfolio

	Shares	Value (000)
Common Stocks (20.0%)
Australia (1.5%)
Ampol Ltd.	127	$3
BHP Group Ltd.	4,133	118
BlueScope Steel Ltd.	363	5
Capricorn Metals Ltd. (a)	1,053	3
Emerald Resources NL (a)	1,699	4
Evolution Mining Ltd.	5,492	13
Fortescue Ltd.	1,381	20
Genesis Minerals Ltd. (a)	3,209	4
Gold Road Resources Ltd.	3,164	4
James Hardie Industries PLC (a)	359	11
Mineral Resources Ltd.	143	5
Northern Star Resources Ltd.	3,783	33
Orica Ltd.	393	5
Perseus Mining Ltd.	3,866	6
Pilbara Minerals Ltd.	2,331	5
Ramelius Resources Ltd.	3,173	4
Red 5 Ltd. (a)	18,367	4
Regis Resources Ltd. (a)	2,073	2
Rio Tinto Ltd.	303	24
Santos Ltd.	1,730	9
South32 Ltd.	3,694	9
West African Resources Ltd. (a)	2,906	3
Westgold Resources Ltd.	1,287	2
Woodside Energy Group Ltd.	1,012	19
		315
Austria (0.0%)‡
OMV AG	79	3
Voestalpine AG	95	3
		6
Belgium (0.0%)‡
Syensqo SA	61	5
Umicore SA	171	3
		8
Canada (3.4%)
Agnico Eagle Mines Ltd.	406	27
Agnico Eagle Mines Ltd.	894	58
Alamos Gold, Inc., Class A	1,113	17
ARC Resources Ltd. (b)	319	6
Aya Gold & Silver, Inc. (a)	343	3
B2Gold Corp.	3,768	10
Barrick Gold Corp.	3,212	54
Barrick Gold Corp. (LSE)	1,433	24
Calibre Mining Corp. (a)	2,013	3
Cameco Corp.	232	11
Canadian Natural Resources Ltd.	1,140	41
CCL Industries, Inc., Class B	122	6
Cenovus Energy, Inc.	748	15
Centerra Gold, Inc.	592	4
Dundee Precious Metals, Inc.	504	4
	Shares	Value (000)
Eldorado Gold Corp. (a)	566	$8
Enbridge, Inc.	1,133	40
Equinox Gold Corp. (a)(b)	902	5
First Majestic Silver Corp. (b)	798	5
First Quantum Minerals Ltd. (b)	578	8
Fortuna Silver Mines, Inc. (a)	847	4
Franco-Nevada Corp.	342	41
Franco-Nevada Corp.	157	19
IAMGOLD Corp. (a)	1,375	5
Imperial Oil Ltd.	100	7
Ivanhoe Mines Ltd., Class A (a)(b)	518	7
K92 Mining, Inc. (a)	663	4
Keyera Corp.	122	3
Kinross Gold Corp.	3,407	28
Kinross Gold Corp.	1,001	8
Lundin Mining Corp.	537	6
MAG Silver Corp. (a)(b)	285	3
MEG Energy Corp. (a)	147	3
New Gold, Inc. (a)	1,885	4
Nutrien Ltd.	404	21
OceanaGold Corp.	1,990	5
Osisko Gold Royalties Ltd. (b)	512	8
Pan American Silver Corp. (b)	297	6
Pan American Silver Corp.	1,011	20
Parkland Corp. (b)	75	2
Pembina Pipeline Corp.	309	11
Sandstorm Gold Ltd.	821	4
SilverCrest Metals, Inc. (a)(b)	410	3
SSR Mining, Inc.	560	3
Suncor Energy, Inc.	687	26
TC Energy Corp. (b)	553	21
Teck Resources Ltd., Class B	377	18
Torex Gold Resources, Inc. (a)	244	4
Tourmaline Oil Corp.	177	8
Wesdome Gold Mines Ltd. (a)	414	3
West Fraser Timber Co. Ltd.	46	4
Wheaton Precious Metals Corp.	814	43
Wheaton Precious Metals Corp.	369	19
		720
China (0.2%)
Zhaojin Mining Industry Co. Ltd., H Shares (c)	7,860	13
Zijin Mining Group Co. Ltd., H Shares (c)	14,496	31
		44
Denmark (0.1%)
Novozymes AS Series B	304	19
Finland (0.1%)
Neste OYJ	227	4
Stora Enso OYJ, Class R	477	7
UPM-Kymmene OYJ	437	15
		26

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
France (0.8%)
Air Liquide SA	470	$81
ArcelorMittal SA	418	10
Arkema SA	48	4
TotalEnergies SE	1,157	77
		172
Germany (0.4%)
BASF SE	729	35
Covestro AG (a)	155	9
Evonik Industries AG	192	4
Heidelberg Materials AG	106	11
Symrise AG	108	13
		72
Ireland (0.3%)
CRH PLC	567	42
Smurfit Kappa Group PLC	212	9
		51
Israel (0.0%)‡
ICL Group Ltd.	625	3
Italy (0.1%)
Eni SpA	1,171	18
Tenaris SA	252	4
		22
Japan (0.7%)
Asahi Kasei Corp.	1,024	7
ENEOS Holdings, Inc.	1,536	8
Idemitsu Kosan Co. Ltd.	516	3
Inpex Corp. (b)	518	8
JFE Holdings, Inc.	470	7
Mitsubishi Chemical Group Corp.	1,045	6
Mitsui Chemicals, Inc.	139	4
Nippon Paint Holdings Co. Ltd.	774	5
Nippon Sanso Holdings Corp.	142	4
Nippon Steel Corp.	698	15
Nissan Chemical Corp.	102	3
Nitto Denko Corp.	117	9
Shin-Etsu Chemical Co. Ltd.	1,471	57
Sumitomo Metal Mining Co. Ltd.	202	6
Toray Industries, Inc.	1,132	5
		147
Netherlands (0.1%)
Akzo Nobel NV	139	9
DSM-Firmenich AG	152	17
OCI NV	86	2
		28
Norway (0.1%)
Aker BP ASA	168	4
Equinor ASA	480	14
Norsk Hydro ASA	1,081	7
Yara International ASA	135	4
		29
	Shares	Value (000)
Peru (0.1%)
Cia de Minas Buenaventura SAA ADR	696	$12
Portugal (0.0%)‡
Galp Energia SGPS SA	248	5
South Africa (0.2%)
DRDGOLD Ltd. ADR	243	2
Gold Fields Ltd. ADR	2,010	30
Harmony Gold Mining Co. Ltd. ADR	1,703	15
		47
Spain (0.1%)
Repsol SA (b)	648	10
Sweden (0.1%)
Boliden AB	223	7
Holmen AB, Class B	62	3
Svenska Cellulosa AB SCA, Class B	495	7
		17
Switzerland (0.6%)
Clariant AG (Registered) (a)	176	3
EMS-Chemie Holding AG (Registered)	6	5
Givaudan SA (Registered)	8	38
Holcim AG (a)	426	37
SIG Group AG (a)	249	4
Sika AG (Registered)	125	36
		123
United Kingdom (1.9%)
Anglo American PLC	1,036	33
Anglogold Ashanti PLC	1,142	29
Antofagasta PLC	322	9
BP PLC	9,128	55
Centamin PLC	3,244	5
Croda International PLC	108	5
Endeavour Mining PLC	688	15
Endeavour Mining PLC	150	3
Glencore PLC	8,450	48
Mondi PLC	360	7
Rio Tinto PLC	918	60
Shell PLC	3,463	124
		393
United States (9.2%)
Air Products & Chemicals, Inc.	182	47
Albemarle Corp.	96	9
Amcor PLC	1,180	12
APA Corp.	198	6
Avery Dennison Corp.	66	14
Baker Hughes Co.	538	19
Ball Corp.	258	15
Celanese Corp.	84	11
CF Industries Holdings, Inc.	156	12
Cheniere Energy, Inc.	127	22
Chesapeake Energy Corp.	59	5
Chevron Corp.	956	150
Cleveland-Cliffs, Inc. (a)	412	6
The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
United States (cont'd)
Coeur Mining, Inc. (a)	1,101	$6
ConocoPhillips	634	73
Corteva, Inc.	575	31
Coterra Energy, Inc.	401	11
Crown Holdings, Inc.	98	7
Devon Energy Corp.	342	16
Diamondback Energy, Inc.	91	18
Dow, Inc.	573	30
DuPont de Nemours, Inc.	351	28
Eastman Chemical Co.	97	10
Ecolab, Inc.	210	50
EOG Resources, Inc.	311	39
EQT Corp.	208	8
Exxon Mobil Corp.	2,426	279
FMC Corp.	101	6
Freeport-McMoRan, Inc.	1,170	57
Halliburton Co.	477	16
Hecla Mining Co.	1,739	8
Hess Corp.	147	22
HF Sinclair Corp.	85	5
International Flavors & Fragrances, Inc.	209	20
International Paper Co.	267	12
Kinder Morgan, Inc.	1,067	21
Linde PLC	396	174
LyondellBasell Industries NV, Class A	211	20
Marathon Oil Corp.	312	9
Marathon Petroleum Corp.	203	35
Martin Marietta Materials, Inc.	50	27
Mosaic Co.	267	8
Newmont Corp. (TSX)	3,013	126
Nucor Corp.	201	32
Occidental Petroleum Corp.	351	22
ONEOK, Inc.	310	25
Ovintiv, Inc.	138	6
Packaging Corp. of America	73	13
Phillips 66	235	33
PPG Industries, Inc.	193	24
Reliance, Inc.	47	13
Royal Gold, Inc.	181	23
RPM International, Inc.	105	11
Schlumberger NV	763	36
Sherwin-Williams Co.	199	59
Steel Dynamics, Inc.	126	16
Targa Resources Corp.	113	15
Texas Pacific Land Corp.	10	7
Valero Energy Corp.	182	29
Vulcan Materials Co.	108	27
Westlake Corp.	32	5
Westrock Co.	209	11
Williams Cos., Inc.	649	28
		1,935
Total Common Stocks (Cost $4,108)		4,204
	Face Amount (000)	Value (000)
U.S. Treasury Security (66.3%)
United States (66.3%)
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34 (Cost $13,874)	$14,389	$13,969
	Shares
Short-Term Investments (12.4%)
Investment Company (12.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.14% (See Note G) (Cost $2,543)	2,543,380	2,543
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G)	60,381	60
	Face Amount (000)
Repurchase Agreements (0.0%)‡
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $12; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $12)	$12	12
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $5; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $5)	5	5
		17
Total Securities held as Collateral on Loaned Securities (Cost $77)		77
Total Short-Term Investments (Cost $2,620)		2,620
Total Investments (98.7%) (Cost $20,602) Including $78 of Securities Loaned (d)(e)(f)		20,793
Other Assets in Excess of Liabilities (1.3%)		275
Net Assets (100.0%)		$21,068

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2024.

(c)  Security trades on the Hong Kong exchange.

(d)  The approximate fair value and percentage of net assets, $1,446,000 and 6.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(e)  Securities are available for collateral in connection with foreign currency forward exchange contracts, futures contract and a swap agreement.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

(f)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $296,000 and the aggregate gross unrealized depreciation is approximately $158,000, resulting in net unrealized appreciation of approximately $138,000.

LSE  London Stock Exchange.

ADR  American Depositary Receipt.

TSX  Toronto Stock Exchange.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2024:

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	GBP	10			$13		9/19/24		$—	@
Citibank NA	GBP	12			$16		9/19/24		—	@
Goldman Sachs International		$—	@	CHF	—	@	9/19/24		(—	@)
Goldman Sachs International		$16		EUR	15		9/19/24		(—	@)
Goldman Sachs International		$1		SEK	10		9/19/24		(—	@)
JPMorgan Chase Bank NA	GBP	1			$1		9/19/24		—	@
JPMorgan Chase Bank NA		$—	@	CHF	—	@	9/19/24		(—	@)
JPMorgan Chase Bank NA		$9		JPY	1,361		9/19/24		(—	@)
								$	(—	@)

Futures Contract:

The Fund had the following futures contract open at June 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
COMEX Gold 100 OZ (United States)	11	Aug-24	$1	$2,574	$(21)

Total Return Swap Agreement:

The Fund had the following total return swap agreement open at June 30, 2024:

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	S&P GSCI Total Return Index	Pay	USB3MTA + 0.10%	Maturity	4/16/25	$997	$(32)	$—	$(32)

@    Value is less than $500.

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

GSCI  —  Goldman Sachs Commodity Index

JPY  —  Japanese Yen

SEK  —  Swedish Krona

USB3MTA  —  3 Months U.S. Treasury Bill auction rate

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Security	67.4%
Short-Term Investments	12.3
Oil, Gas & Consumable Fuels	7.0
Metals & Mining	6.8
Other**	6.5
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open futures contract with a value of approximately $2,574,000 and unrealized depreciation of approximately $21,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately of less than $500. Also does not include open swap agreement with unrealized depreciation of approximately $32,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Multi-Asset Real Return Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $17,999)	$18,190
Investment in Security of Affiliated Issuer, at Value (Cost $2,603)	2,603
Total Investments in Securities, at Value (Cost $20,602)	20,793
Foreign Currency, at Value (Cost $73)	72
Receivable for Variation Margin on Futures Contract	221
Interest Receivable	116
Due from Adviser	33
Receivable from Affiliate	12
Dividends Receivable	4
Tax Reclaim Receivable	3
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	—	@
Receivable from Securities Lending Income	—	@
Receivable for Fund Shares Sold	—	@
Other Assets	82
Total Assets	21,336
Liabilities:
Collateral on Securities Loaned, at Value	77
Payable for Professional Fees	50
Unrealized Depreciation on Swap Agreement	32
Payable for Custodian Fees	10
Payable for Sub Transfer Agency Fees — Class I	2
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Deferred Capital Gain Country Tax	2
Payable for Administration Fees	1
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	90
Total Liabilities	268
Net Assets	$21,068
Net Assets Consist of:
Paid-in-Capital	$20,109
Total Distributable Earnings	959
Net Assets	$21,068

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Multi-Asset Real Return Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$14,133
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,311,392
Net Asset Value, Offering and Redemption Price Per Share	$10.78
CLASS A:
Net Assets	$3,909
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	362,947
Net Asset Value, Redemption Price Per Share	$10.77
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.60
Maximum Offering Price Per Share	$11.37
CLASS C:
Net Assets	$3,005
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	282,277
Net Asset Value, Offering and Redemption Price Per Share	$10.64
CLASS R6:
Net Assets	$21
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,968
Net Asset Value, Offering and Redemption Price Per Share	$10.78
(1) Including: Securities on Loan, at Value:	$78

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Multi-Asset Real Return Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$478
Dividends from Security of Affiliated Issuer (Note G)	143
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	49
Income from Securities Loaned — Net	— @
Total Investment Income	670
Expenses:
Professional Fees	85
Advisory Fees (Note B)	74
Custodian Fees (Note F)	21
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	16
Registration Fees	20
Administration Fees (Note C)	10
Sub Transfer Agency Fees — Class I	4
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	1
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Directors' Fees and Expenses	1
Shareholder Reporting Fees	— @
Pricing Fees	— @
Other Expenses	16
Total Expenses	260
Waiver of Advisory Fees (Note B)	(74)
Expenses Reimbursed by Adviser (Note B)	(60)
Rebate from Morgan Stanley Affiliate (Note G)	(5)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Net Expenses	119
Net Investment Income	551
Realized Gain (Loss):
Investments Sold	213
Foreign Currency Forward Exchange Contracts	(115)
Foreign Currency Translation	(1)
Futures Contracts	(163)
Swap Agreements	(15)
Net Realized Loss	(81)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $—@)	(506)
Foreign Currency Forward Exchange Contracts	56
Foreign Currency Translation	(3)
Futures Contracts	(834)
Swap Agreements	492
Net Change in Unrealized Appreciation (Depreciation)	(795)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(876)
Net Decrease in Net Assets Resulting from Operations	$(325)

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Multi-Asset Real Return Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$551	$1,237
Net Realized Gain (Loss)	(81)	873
Net Change in Unrealized Appreciation (Depreciation)	(795)	(527)
Net Increase (Decrease) in Net Assets Resulting from Operations	(325)	1,583
Dividends and Distributions to Shareholders:
Class I	—	(1,253)
Class A	—	(189)
Class C	—	(137)
Class R6	—	(1)
Total Dividends and Distributions to Shareholders	—	(1,580)
Capital Share Transactions:(1)
Class I:
Subscribed	37	11,223
Distributions Reinvested	—	1,253
Redeemed	(13,558)	(17,120)
Class A:
Subscribed	384	1,993
Distributions Reinvested	—	189
Redeemed	(784)	(3,485)
Class C:
Subscribed	15	970
Distributions Reinvested	—	137
Redeemed	(493)	(2,574)
Class R6:
Subscribed	7	—
Distributions Reinvested	—	1
Net Decrease in Net Assets Resulting from Capital Share Transactions	(14,392)	(7,413)
Total Decrease in Net Assets	(14,717)	(7,410)
Net Assets:
Beginning of Period	35,785	43,195
End of Period	$21,068	$35,785
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4	1,016
Shares Issued on Distributions Reinvested	—	118
Shares Redeemed	(1,263)	(1,580)
Net Decrease in Class I Shares Outstanding	(1,259)	(446)
Class A:
Shares Subscribed	36	182
Shares Issued on Distributions Reinvested	—	18
Shares Redeemed	(73)	(322)
Net Decrease in Class A Shares Outstanding	(37)	(122)
Class C:
Shares Subscribed	1	93
Shares Issued on Distributions Reinvested	—	13
Shares Redeemed	(46)	(241)
Net Decrease in Class C Shares Outstanding	(45)	(135)
Class R6:
Shares Subscribed	1	—
Shares Issued on Distributions Reinvested	—	— @
Net Increase in Class R6 Shares Outstanding	1	— @

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$10.85		$10.80		$10.93		$10.38		$10.51		$9.06
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.25		0.40		0.44		0.21		0.16		0.19
Net Realized and Unrealized Gain (Loss)	(0.32)		0.17		(0.10)		2.04		(0.14)		1.46
Total from Investment Operations	(0.07)		0.57		0.34		2.25		0.02		1.65
Distributions from and/or in Excess of:
Net Investment Income	—		(0.52)		(0.43)		(0.26)		(0.15)		(0.20)
Net Realized Gain	—		—		(0.04)		(1.44)		—		—
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.52)		(0.47)		(1.70)		(0.15)		(0.20)
Net Asset Value, End of Period	$10.78		$10.85		$10.80		$10.93		$10.38		$10.51
Total Return(4)	(0.65	)%(5)	5.41	%(6)	3.11%		22.11%		0.39%		18.35%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,133		$27,897		$32,578		$30,776		$17,942		$10,728
Ratio of Expenses Before Expense Limitation	1.89	%(7)	1.56%		2.03%		2.76%		2.93%		3.82%
Ratio of Expenses After Expense Limitation	0.76	%(7)(8)	0.73	%(8)(9)	0.76	%(8)	0.79	%(8)	0.77	%(8)	0.76	%(8)
Ratio of Net Investment Income	4.66	%(7)(8)	3.71	%(8)(9)	4.03	%(8)	1.80	%(8)	1.68	%(8)	1.88	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(7)	0.04%		0.03%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	151	%(5)	519%		797%		232%		68%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.76%	3.68%

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$10.87		$10.81		$10.95		$10.41		$10.53		$9.06
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.23		0.36		0.53		0.29		0.11		0.15
Net Realized and Unrealized Gain (Loss)	(0.33)		0.18		(0.23)		1.92		(0.12)		1.47
Total from Investment Operations	(0.10)		0.54		0.30		2.21		(0.01)		1.62
Distributions from and/or in Excess of:
Net Investment Income	—		(0.48)		(0.40)		(0.23)		(0.11)		(0.15)
Net Realized Gain	—		—		(0.04)		(1.44)		—		—
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.48)		(0.44)		(1.67)		(0.11)		(0.15)
Net Asset Value, End of Period	$10.77		$10.87		$10.81		$10.95		$10.41		$10.53
Total Return(4)	(0.92	)%(5)	5.09	%(6)	2.75%		21.62%		0.07%		17.93%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,909		$4,347		$5,646		$826		$43		$42
Ratio of Expenses Before Expense Limitation	2.25	%(7)	1.96%		2.37%		4.14%		10.61%		7.63%
Ratio of Expenses After Expense Limitation	1.11	%(7)(8)	1.09	%(8)(9)	1.10	%(8)	1.14	%(8)	1.14	%(8)	1.14	%(8)
Ratio of Net Investment Income	4.28	%(7)(8)	3.35	%(8)(9)	4.94	%(8)	2.48	%(8)	1.18	%(8)	1.46	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(7)	0.04%		0.03%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	151	%(5)	519%		797%		232%		68%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.11%	3.33%

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(1)		2019(1)
Net Asset Value, Beginning of Period	$10.78		$10.73		$10.90		$10.36		$10.50		$9.06
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.19		0.28		0.45		0.08		0.05		0.07
Net Realized and Unrealized Gain (Loss)	(0.33)		0.17		(0.23)		2.04		(0.14)		1.48
Total from Investment Operations	(0.14)		0.45		0.22		2.12		(0.09)		1.55
Distributions from and/or in Excess of:
Net Investment Income	—		(0.40)		(0.35)		(0.14)		(0.05)		(0.11)
Net Realized Gain	—		—		(0.04)		(1.44)		—		—
Paid-in-Capital	—		—		—		—		—		(0.00	)(3)
Total Distributions	—		(0.40)		(0.39)		(1.58)		(0.05)		(0.11)
Net Asset Value, End of Period	$10.64		$10.78		$10.73		$10.90		$10.36		$10.50
Total Return(4)	(1.30	)%(5)	4.25	%(6)	2.00%		20.80%		(0.81)%		17.12%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,005		$3,527		$4,957		$943		$218		$172
Ratio of Expenses Before Expense Limitation	2.96	%(7)	2.67%		3.09%		4.04%		5.10%		8.50%
Ratio of Expenses After Expense Limitation	1.84	%(7)(8)	1.84	%(8)(9)	1.82	%(8)	1.89	%(8)	1.89	%(8)	1.89	%(8)
Ratio of Net Investment Income	3.56	%(7)(8)	2.60	%(8)(9)	4.23	%(8)	0.69	%(8)	0.54	%(8)	0.68	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(7)	0.04%		0.03%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	151	%(5)	519%		797%		232%		68%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.86%	2.58%

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020(2)		2019(2)
Net Asset Value, Beginning of Period	$10.85		$10.80		$10.93		$10.38		$10.51		$9.06
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.25		0.41		0.44		0.20		0.16		0.19
Net Realized and Unrealized Gain (Loss)	(0.32)		0.17		(0.09)		2.05		(0.13)		1.47
Total from Investment Operations	(0.07)		0.58		0.35		2.25		0.03		1.66
Distributions from and/or in Excess of:
Net Investment Income	—		(0.53)		(0.44)		(0.26)		(0.16)		(0.21)
Net Realized Gain	—		—		(0.04)		(1.44)		—		—
Paid-in-Capital	—		—		—		—		—		(0.00	)(4)
Total Distributions	—		(0.53)		(0.48)		(1.70)		(0.16)		(0.21)
Net Asset Value, End of Period	$10.78		$10.85		$10.80		$10.93		$10.38		$10.51
Total Return(5)	(0.65	)%(6)	5.46	%(7)	3.16%		22.16%		0.42%		18.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$21		$14		$14		$13		$11		$11
Ratio of Expenses Before Expense Limitation	15.36	%(8)	20.91%		17.86%		21.20%		22.80%		22.24%
Ratio of Expenses After Expense Limitation	0.71	%(8)(9)	0.69	%(9)(10)	0.72	%(9)	0.74	%(9)	0.74	%(9)	0.74	%(9)
Ratio of Net Investment Income	4.65	%(8)(9)	3.75	%(9)(10)	4.03	%(9)	1.75	%(9)	1.62	%(9)	1.90	%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.04	%(8)	0.04%		0.03%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	151	%(6)	519%		797%		232%		68%		65%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.71%	3.73%

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these consolidated financial statements, management has evaluated subsequent events occurring after the date of the Fund's consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Multi-Asset Real Return Portfolio. The Fund seeks total return, targeted to be in excess of inflation, through capital appreciation and current income.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Multi-Asset Real Return Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented approximately $1,499,000 or approximately 7.11% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) futures are valued at the settlement price on the exchange on which

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a reputable broker/dealer. Notes to Consolidated Financial Statements Morgan Stanley Institutional Fund, Inc. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (5) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Chemicals	$576	$400	$—	$976
Construction Materials	54	101	—	155
Containers & Packaging	90	13	—	103
Energy Equipment & Services	71	4	—	75
Metals & Mining	885	525	—	1,410
Oil, Gas & Consumable Fuels	1,078	364	—	1,442
Paper & Forest Products	4	39	—	43
Total Common Stocks	2,758	1,446	—	4,204
U.S. Treasury Security	—	13,969	—	13,969
Short-Term Investments
Investment Company	2,603	—	—	2,603
Repurchase Agreements	—	17	—	17
Total Short-Term Investments	2,603	17	—	2,620
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Foreign Currency Forward Exchange Contracts	$—	$—	@	$—	$— @
Total Assets	5,361	15,432		—	20,793
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(—	@)	—	(— @)
Future Contract	(21)	—		—	(21)
Total Return Swap Agreement	—	(32)		—	(32)
Total Liabilities	(21)	(32)		—	(53)
Total	$5,340	$15,400		$—	$20,740

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Treasury Inflation-Protected Securities: The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$—	@

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward ExchangeContracts	Currency Risk	$	(—	@)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk		(21	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk		(32)
Total				$(53)

@  Value is less than $500.

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(115)
Commodity Risk	Futures Contracts	161
Interest Rate Risk	Futures Contracts	(324)
Interest Rate Risk	Swap Agreements	(15)
Total		$(293)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$56
Commodity Risk	Futures Contracts	(21)
Interest Rate Risk	Futures Contracts	(813)
Equity Risk	Swap Agreements	(32)
Interest Rate Risk	Swap Agreements	524
Total		$(286)

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)		Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$—	@	$	(— @)
Swap Agreements	—			(32)
Total	$—	@		$(32)

@ Value is less than $500.

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA

Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$—	@		$—		$—	$—	@
Citibank NA	—	@		—		—	—	@
JPMorgan Chase Bank NA	—	@		(—	@)	—	0
Total	$—	@	$	(—	@)	$—	$—	@

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)			Collateral Pledged (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$32			$—		$—	$32
JPMorgan Chase Bank NA	—	@		(—	@)	—	0
Total	$32		$	(—	@)	$—	$32

@ Value is less than $500.

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$5,599,000
Futures Contracts:
Average monthly notional value	$15,499,000
Swap Agreements:
Average monthly notional amount	$12,995,000

7.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$78	(a)	$—	$(78	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $77,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $6,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$77	$—	$—	$—	$77
Total Borrowings	$77	$—	$—	$—	$77
Gross amount of recognized liabilities for securities lending transactions					$77

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.60%	0.55%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $74,000 of advisory fees were waived and approximately $62,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid

22

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $7,814,000 and $12,858,000, respectively. For the six months ended June 30, 2024, purchases and sales of long-term U.S. Government securities were approximately $14,912,000 and $2,163,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$9,269	$45,103	$51,769	$143
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$2,603

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal

23

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$1,580	$—	$1,698	$3

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a nondeductible expense and tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$462	$(462)

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$154	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $300,000 and $185,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 38.9%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely

24

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

25

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MRJAX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

Semi-Annual Financial Statements and Additional Information
June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Next Gen Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Argentina (2.1%)
Despegar.com Corp. (a)	44,321	$586
Bangladesh (3.3%)
BRAC Bank PLC	845,696	250
Square Pharmaceuticals PLC	364,312	656
		906
Egypt (3.7%)
Commercial International Bank — Egypt (CIB) GDR	676,248	1,005
Indonesia (13.5%)
Bank Mandiri Persero Tbk. PT	1,527,700	572
Champ Resto Indonesia Tbk. PT (a)	3,429,900	215
Cisarua Mountain Dairy Tbk. PT	2,216,600	677
Map Aktif Adiperkasa PT	13,900,100	662
Medikaloka Hermina Tbk. PT	11,527,200	954
Selamat Sempurna Tbk. PT	2,447,900	278
Sumber Alfaria Trijaya Tbk. PT	1,931,700	324
		3,682
Kazakhstan (11.3%)
Halyk Savings Bank of Kazakhstan JSC GDR	40,491	727
Kaspi.KZ JSC ADR	931	120
Kaspi.KZ JSC ADR (United Kingdom)	10,160	1,311
NAC Kazatomprom JSC GDR	22,846	913
		3,071
Kenya (2.9%)
Safaricom PLC	5,801,293	782
Nigeria (0.8%)
Guaranty Trust Holding Co. PLC	7,500,500	222
Pakistan (5.1%)
Meezan Bank Ltd.	814,053	696
Systems Ltd.	463,057	695
		1,391
Philippines (7.1%)
Bank of the Philippine Islands	311,010	632
BDO Unibank, Inc.	227,850	498
Century Pacific Food, Inc.	1,493,900	818
		1,948
Poland (7.2%)
11 bit studios SA (a)	6,376	996
Grupa Kety SA	3,274	728
Text SA	12,253	232
		1,956
Slovenia (3.1%)
Nova Ljubljanska Banka DD GDR	31,472	836
South Africa (1.1%)
Standard Bank Group Ltd.	25,906	302
Turkey (3.4%)
Coca-Cola Icecek AS	16,646	421
Logo Yazilim Sanayi Ve Ticaret AS	157,354	495
		916
	Shares	Value (000)
United Arab Emirates (1.6%)
Emaar Properties PJSC	199,772	$446
United Kingdom (1.1%)
Airtel Africa PLC	205,690	311
United States (7.0%)
EPAM Systems, Inc. (a)	1,972	371
Grid Dynamics Holdings, Inc. (a)	44,996	473
MercadoLibre, Inc. (a)	650	1,068
		1,912
Vietnam (22.2%)
Bank for Foreign Trade of Vietnam JSC (a)	224,857	752
Binh Minh Plastics JSC	108,900	427
FPT Corp.	458,814	2,348
Mobile World Investment Corp.	308,488	754
Phu Nhuan Jewelry JSC	262,800	1,014
Vietnam Dairy Products JSC	289,992	746
		6,041
Total Common Stocks (Cost $21,489)		26,313
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 5.22% (See Note G) (Cost $552)	552,008	552
Total Investments (98.5%) (Cost $22,041) (b)(c)		26,865
Other Assets in Excess of Liabilities (1.5%)		399
Net Assets (100.0%)		$27,264

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $22,384,000 and 82.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(c)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,148,000 and the aggregate gross unrealized depreciation is approximately $1,324,000, resulting in net unrealized appreciation of approximately $4,824,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PJSC  Public Joint Stock Company.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Next Gen Emerging Markets Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.7%
Banks	24.0
Information Technology Services	14.4
Food Products	8.3
Consumer Finance	5.3
Specialty Retail	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $21,489)	$26,313
Investment in Security of Affiliated Issuer, at Value (Cost $552)	552
Total Investments in Securities, at Value (Cost $22,041)	26,865
Foreign Currency, at Value (Cost $219)	218
Cash	21
Dividends Receivable	115
Receivable for Fund Shares Sold	100
Tax Reclaim Receivable	24
Due from Adviser	23
Receivable for Investments Sold	8
Receivable from Affiliate	3
Other Assets	68
Total Assets	27,445
Liabilities:
Payable for Professional Fees	50
Payable for Investments Purchased	40
Payable for Custodian Fees	33
Payable for Fund Shares Redeemed	17
Deferred Capital Gain Country Tax	10
Payable for Sub Transfer Agency Fees — Class I	4
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	21
Total Liabilities	181
Net Assets	$27,264
Net Assets Consist of:
Paid-in-Capital	$140,741
Total Accumulated Loss	(113,477)
Net Assets	$27,264

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$22,943
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,480,474
Net Asset Value, Offering and Redemption Price Per Share	$15.50
CLASS A:
Net Assets	$3,734
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	243,277
Net Asset Value, Redemption Price Per Share	$15.35
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.85
Maximum Offering Price Per Share	$16.20
CLASS L:
Net Assets	$182
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	12,094
Net Asset Value, Offering and Redemption Price Per Share	$15.04
CLASS C:
Net Assets	$365
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	24,900
Net Asset Value, Offering and Redemption Price Per Share	$14.68
CLASS R6:
Net Assets	$40
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,602
Net Asset Value, Offering and Redemption Price Per Share	$15.57

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $55 of Foreign Taxes Withheld)	$586
Dividends from Security of Affiliated Issuer (Note G)	17
Total Investment Income	603
Expenses:
Advisory Fees (Note B)	182
Professional Fees	100
Custodian Fees (Note F)	38
Registration Fees	25
Sub Transfer Agency Fees — Class I	10
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	12
Shareholder Reporting Fees	10
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Shareholder Services Fees — Class A (Note D)	5
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	2
Pricing Fees	1
Directors' Fees and Expenses	1
Other Expenses	10
Total Expenses	409
Waiver of Advisory Fees (Note B)	(182)
Expenses Reimbursed by Adviser (Note B)	(15)
Reimbursement of Class Specific Expenses — Class I (Note B)	(8)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	199
Net Investment Income	404
Realized Gain (Loss):
Investments Sold (Net of $76 of Capital Gain Country Tax)	1,167
Foreign Currency Translation	(26)
Net Realized Gain	1,141
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $4)	(413)
Foreign Currency Translation	16
Net Change in Unrealized Appreciation (Depreciation)	(397)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	744
Net Increase in Net Assets Resulting from Operations	$1,148

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Next Gen Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$404	$578
Net Realized Gain (Loss)	1,141	(3,130)
Net Change in Unrealized Appreciation (Depreciation)	(397)	5,050
Net Increase in Net Assets Resulting from Operations	1,148	2,498
Dividends and Distributions to Shareholders:
Class I	—	(369)
Class A	—	(42)
Class L	—	(1)
Class C	—	(1)
Class R6	—	(1)
Total Dividends and Distributions to Shareholders	—	(414)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	2,150	1,938
Distributions Reinvested	—	358
Redeemed	(7,703)	(12,957)
Class A:
Subscribed	111	577
Distributions Reinvested	—	42
Redeemed	(815)	(2,319)
Class L:
Distributions Reinvested	—	1
Redeemed	(62)	(9)
Class C:
Subscribed	—	18
Distributions Reinvested	—	1
Redeemed	(66)	(109)
Class R6:
Subscribed	—	25
Distributions Reinvested	—	1
Redeemed	(— @)	(28)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(6,385)	(12,461)
Redemption Fees	—	— @
Total Decrease in Net Assets	(5,237)	(10,377)
Net Assets:
Beginning of Period	32,501	42,878
End of Period	$27,264	$32,501

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Next Gen Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	139	136
Shares Issued on Distributions Reinvested	—	25
Shares Redeemed	(505)	(910)
Net Decrease in Class I Shares Outstanding	(366)	(749)
Class A:
Shares Subscribed	8	41
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(54)	(166)
Net Decrease in Class A Shares Outstanding	(46)	(122)
Class L:
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(4)	(1)
Net Decrease in Class L Shares Outstanding	(4)	(1)
Class C:
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(5)	(8)
Net Decrease in Class C Shares Outstanding	(5)	(7)
Class R6:
Shares Subscribed	—	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(2)
Net Increase (Decrease) in Class R6 Shares Outstanding	(— @@)	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.91		$14.03		$22.48		$19.49		$17.10		$15.63
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.21		0.23		0.13		(0.02)		0.04		0.39
Net Realized and Unrealized Gain (Loss)	0.38		0.85		(8.58)		3.01		2.36		1.58
Total from Investment Operations	0.59		1.08		(8.45)		2.99		2.40		1.97
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		—		—		(0.01)		(0.50)
Redemption Fees	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.50		$14.91		$14.03		$22.48		$19.49		$17.10
Total Return	4.95	%(3)(4)	7.73	%(5)(6)	(37.59	)%(3)	15.34	%(3)	14.02	%(3)	12.53	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,943		$27,525		$36,405		$124,931		$55,533		$125,780
Ratio of Expenses Before Expense Limitation	2.61	%(7)	2.47%		2.30%		2.21%		2.13%		1.92%
Ratio of Expenses After Expense Limitation	1.25	%(7)(8)	1.12	%(8)(9)	1.24	%(8)	1.51	%(8)	1.90	%(8)(10)	1.90	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.51	%(8)	1.85	%(8)	1.85	%(8)
Ratio of Net Investment Income (Loss)	2.72	%(7)(8)	1.62	%(8)(9)	0.77	%(8)	(0.11	)%(8)	0.24	%(8)	2.33	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.01%		0.00	%(11)	0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	25	%(4)	33%		78%		56%		56%		68%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  Performance was positively impacted by approximately 0.15% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 7.58%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.25%	1.49%

(10)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.79		$13.91		$22.37		$19.47		$17.15		$15.61
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.18		0.18		0.10		(0.08)		0.01		0.42
Net Realized and Unrealized Gain (Loss)	0.38		0.84		(8.56)		2.98		2.32		1.48
Total from Investment Operations	0.56		1.02		(8.46)		2.90		2.33		1.90
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		—		—		(0.01)		(0.36)
Redemption Fees	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.35		$14.79		$13.91		$22.37		$19.47		$17.15
Total Return	4.78	%(3)(4)	7.37	%(5)(6)	(37.82	)%(3)	14.89	%(3)	13.57	%(3)	12.13	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,734		$4,282		$5,719		$9,154		$8,436		$12,044
Ratio of Expenses Before Expense Limitation	2.98	%(7)	2.84%		2.66%		2.70%		2.44%		2.23%
Ratio of Expenses After Expense Limitation	1.60	%(7)(8)	1.47	%(8)(9)	1.59	%(8)	1.96	%(8)	2.26	%(8)(10)	2.25	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.96	%(8)	2.20	%(8)	2.20	%(8)
Ratio of Net Investment Income (Loss)	2.37	%(7)(8)	1.27	%(8)(9)	0.68	%(8)	(0.38	)%(8)	0.07	%(8)	2.48	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.01%		0.00	%(11)	0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	25	%(4)	33%		78%		56%		56%		68%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.14% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 7.23%.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.60%	1.14%

(10)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.53		$13.68		$22.11		$19.34		$17.11		$15.59
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.14		0.11		0.01		(0.19)		(0.06)		0.25
Net Realized and Unrealized Gain (Loss)	0.37		0.82		(8.44)		2.96		2.30		1.56
Total from Investment Operations	0.51		0.93		(8.43)		2.77		2.24		1.81
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		—		—		(0.01)		(0.29)
Redemption Fees	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$15.04		$14.53		$13.68		$22.11		$19.34		$17.11
Total Return	4.52	%(3)(4)	6.81	%(5)(6)	(38.13	)%(3)	14.32	%(3)	13.01	%(3)	11.58	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$182		$235		$229		$396		$378		$570
Ratio of Expenses Before Expense Limitation	4.57	%(7)	4.38%		4.02%		3.67%		3.44%		2.90%
Ratio of Expenses After Expense Limitation	2.10	%(7)(8)	1.96	%(8)(9)	2.09	%(8)	2.46	%(8)	2.76	%(8)(10)	2.75	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		2.46	%(8)	2.70	%(8)	2.70	%(8)
Ratio of Net Investment Income (Loss)	1.87	%(7)(8)	0.77	%(8)(9)	0.06	%(8)	(0.86	)%(8)	(0.39	)%(8)	1.47	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.01%		0.00	%(11)	0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	25	%(4)	33%		78%		56%		56%		68%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(6)  Performance was positively impacted by approximately 0.15% for Class L shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class L shares would have been 6.66%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.10%	0.63%

(10)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.20		$13.36		$21.65		$18.99		$16.85		$15.38
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.12		0.07		(0.02)		(0.24)		(0.10)		0.20
Net Realized and Unrealized Gain (Loss)	0.36		0.81		(8.27)		2.90		2.25		1.56
Total from Investment Operations	0.48		0.88		(8.29)		2.66		2.15		1.76
Distributions from and/or in Excess of:
Net Investment Income	—		(0.04)		—		—		(0.01)		(0.29)
Redemption Fees	—		0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.68		$14.20		$13.36		$21.65		$18.99		$16.85
Total Return	4.41	%(3)(4)	6.59	%(5)(6)	(38.29	)%(3)	14.01	%(3)	12.74	%(3)	11.34	%(3)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$365		$419		$485		$897		$843		$877
Ratio of Expenses Before Expense Limitation	4.32	%(7)	4.20%		3.75%		3.67%		3.42%		3.07%
Ratio of Expenses After Expense Limitation	2.35	%(7)(8)	2.21	%(8)(9)	2.34	%(8)	2.71	%(8)	3.00	%(8)(10)	2.99	%(8)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		2.71	%(8)	2.95	%(8)	2.95	%(8)
Ratio of Net Investment Income (Loss)	1.62	%(7)(8)	0.52	%(8)(9)	(0.14	)%(8)	(1.13	)%(8)	(0.66	)%(8)	1.17	%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.01%		0.00	%(11)	0.00	%(11)	0.00	%(11)
Portfolio Turnover Rate	25	%(4)	33%		78%		56%		56%		68%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.15% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 6.44%.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	2.35%	0.38%

(10)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$14.97		$14.09		$22.48		$19.49		$17.09		$15.63
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.21		0.24		(0.13)		(0.07)		0.09		0.33
Net Realized and Unrealized Gain (Loss)	0.39		0.85		(8.26)		3.06		2.32		1.64
Total from Investment Operations	0.60		1.09		(8.39)		2.99		2.41		1.97
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		—		—		(0.01)		(0.51)
Redemption Fees	—		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$15.57		$14.97		$14.09		$22.48		$19.49		$17.09
Total Return	4.99	%(4)(5)	7.76	%(6)(7)	(37.32	)%(4)	15.34	%(4)	14.02	%(4)	12.60	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$40		$40		$40		$40,244		$318		$1,580
Ratio of Expenses Before Expense Limitation	9.30	%(8)	8.23%		2.24%		1.80%		2.20%		1.91%
Ratio of Expenses After Expense Limitation	1.20	%(8)(9)	1.08	%(9)(10)	1.19	%(9)	1.24	%(9)	1.86	%(9)(11)	1.85	%(9)(11)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.24	%(9)	1.80	%(9)	1.80	%(9)
Ratio of Net Investment Income (Loss)	2.77	%(8)(9)	1.67	%(9)(10)	(0.65	)%(9)	(0.29	)%(9)	0.55	%(9)	1.95	%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(12)	0.00	%(12)	0.01%		0.00	%(12)	0.00	%(12)	0.00	%(12)
Portfolio Turnover Rate	25	%(5)	33%		78%		56%		56%		68%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

(7)  Performance was positively impacted by approximately 0.15% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 7.61%.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.20%	1.55%

(11)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(12)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Next Gen Emerging Markets Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$278	$—	$278
Banks	—	6,492	—	6,492
Beverages	—	421	—	421
Broadline Retail	1,068	—	—	1,068
Building Products	—	427	—	427
Consumer Finance	120	1,311	—	1,431
Consumer Staples Distribution & Retail	—	324	—	324
Entertainment	—	996	—	996
Food Products	—	2,241	—	2,241
Health Care Providers & Services	—	954	—	954
Hotels, Restaurants & Leisure	586	215	—	801
Information Technology Services	844	3,043	—	3,887
Metals & Mining	—	728	—	728
Oil, Gas & Consumable Fuels	—	913	—	913
Pharmaceuticals	—	656	—	656
Real Estate Management & Development	—	446	—	446
Software	—	727	—	727
Specialty Retail	—	1,416	—	1,416

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Textiles, Apparel & Luxury Goods	$—	$1,014	$—	$1,014
Wireless Telecommunication Services	—	1,093	—	1,093
Total Common Stocks	2,618	23,695	—	26,313
Short-Term Investment
Investment Company	552	—	—	552
Total Assets	$3,170	$23,695	$—	$26,865

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.20% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares, 1.60% for Class A shares, 2.10% for Class L shares, 2.35% for Class C shares and 1.20% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $182,000 of advisory fees were waived and approximately $28,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $7,493,000 and $14,091,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$320	$8,111	$7,879	$17
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$552

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:	2022 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$414	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$91	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $113,063,000 and $5,155,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 47.9%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, the actual management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MFMPX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Passport Overseas
Equity Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Passport Overseas Equity Portfolio

	Shares	Value (000)
Common Stocks (97.0%)
Argentina (4.9%)
Despegar.com Corp. (a)	597,753	$7,908
Canada (4.5%)
Agnico Eagle Mines Ltd.	18,826	1,231
Canadian National Railway Co.	26,429	3,122
First Quantum Minerals Ltd.	75,435	991
Teck Resources Ltd., Class B	22,537	1,080
Tourmaline Oil Corp.	17,229	781
		7,205
China (5.0%)
Alibaba Group Holding Ltd. ADR	77,631	5,589
Tencent Holdings Ltd. (b)	49,800	2,363
		7,952
Denmark (2.5%)
Novo Nordisk AS, Class B	28,479	4,075
France (9.9%)
Air Liquide SA	8,531	1,472
Airbus SE	23,428	3,215
Capgemini SE	7,866	1,563
Hermes International	336	776
L'Oreal SA	2,965	1,305
LVMH Moet Hennessy Louis Vuitton SE	1,873	1,438
Pernod Ricard SA	9,190	1,254
Sanofi SA	19,701	1,900
TotalEnergies SE	24,267	1,625
Verallia SA	35,612	1,296
		15,844
Germany (6.2%)
Linde PLC	11,005	4,824
Rheinmetall AG	5,153	2,626
Siemens AG (Registered)	12,911	2,403
		9,853
India (5.8%)
Apollo Hospitals Enterprise Ltd.	18,435	1,365
HDFC Bank Ltd. ADR	52,453	3,374
ICICI Bank Ltd.	100,578	1,448
Reliance Industries Ltd.	41,078	1,540
State Bank of India	145,889	1,482
		9,209
Ireland (2.6%)
AIB Group PLC	374,756	1,979
Ryanair Holdings PLC ADR	18,488	2,153
		4,132
Israel (1.1%)
CyberArk Software Ltd. (a)	6,700	1,832
Japan (8.4%)
FANUC Corp.	21,750	597
Hoya Corp.	5,900	690
Keyence Corp.	7,300	3,195
Nikon Corp.	183,800	1,865
	Shares	Value (000)
SMC Corp.	1,805	$860
Sony Group Corp.	29,293	2,497
Sony Group Corp. ADR	17,742	1,507
Tokyo Electron Ltd.	10,100	2,211
		13,422
Korea, Republic of (7.0%)
Hanwha Aerospace Co. Ltd.	10,945	1,974
Samsung Electronics Co. Ltd.	113,200	6,662
SK Hynix, Inc.	14,704	2,496
		11,132
Netherlands (4.3%)
ASML Holding NV	3,316	3,379
Universal Music Group NV	69,479	2,067
Wolters Kluwer NV	8,554	1,413
		6,859
Norway (1.1%)
Var Energi ASA	501,004	1,775
Singapore (3.4%)
Sea Ltd. ADR (a)	75,225	5,373
South Africa (3.4%)
Anglo American Platinum Ltd. (c)	40,646	1,338
Impala Platinum Holdings Ltd.	160,203	796
Northam Platinum Holdings Ltd.	128,516	899
Sibanye Stillwater Ltd.	183,225	198
Sibanye Stillwater Ltd. ADR (c)	179,556	781
Thungela Resources Ltd. (c)	244,892	1,468
		5,480
Switzerland (0.7%)
Nestle SA (Registered)	10,898	1,112
Taiwan (5.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	5,955
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	14,167	2,463
		8,418
United Kingdom (17.6%)
Anglo American PLC	71,035	2,245
AstraZeneca PLC	32,727	5,093
BAE Systems PLC	95,170	1,585
Diageo PLC	62,003	1,946
Experian PLC	57,812	2,686
Glencore PLC	1,041,383	5,926
Shell PLC	59,345	2,129
Unilever PLC	32,525	1,784
Unilever PLC ADR	28,801	1,584
Unilever PLC CVA	56,188	3,084
		28,062
United States (3.3%)
MercadoLibre, Inc. (a)	1,578	2,593
Vertex Pharmaceuticals, Inc. (a)	5,893	2,762
		5,355
Total Common Stocks (Cost $108,746)		154,998

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

	Shares	Value (000)
Preferred Stock (0.8%)
United States (0.8%)
Neurogenesis, Inc., Series A (a)(d)(e) (acquisition cost — $1,250; acquired 12/16/21)	32,692	$1,250
Short-Term Investments (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $2,689)	2,689,152	2,689
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $89)	89,171	89
	Face Amount (000)
Repurchase Agreements (0.0%)‡
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $17; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $17)	$17	17
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $8; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $8)	8	8
		25
Total Securities held as Collateral on Loaned Securities (Cost $114)		114
Total Short-Term Investments (Cost $2,803)		2,803
Total Investments (99.5%) (Cost $112,799) including $237 of Securities Loaned (f)(g)(h)		159,051
Other Assets in Excess of Liabilities (0.5%)		766
Net Assets (100.0%)		$159,817

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2024.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2024 amounts to approximately $1,250,000 and represents 0.8% of net assets.

(e)  At June 30, 2024, the Fund held a fair valued security valued at approximately $1,250,000, representing 0.8% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  The approximate fair value and percentage of net assets, $109,874,000 and 68.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(g)  Securities are available for collateral in connection with open futures contracts.

(h)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $55,073,000 and the aggregate gross unrealized depreciation is approximately $8,897,000, resulting in net unrealized appreciation of approximately $46,176,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2024:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Depreciation (000)
Long:
Hang Seng Index (Hong Kong)	21	Jul-24	HKD	1	$2,371	$(50)
Stoxx Europe Small 200 Index (Germany)	302	Sep-24	EUR	15	5,422	(26)
						$(76)

EUR  — Euro

HKD  — Hong Kong Dollar

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Passport Overseas Equity Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	45.8%
Semiconductors & Semiconductor Equipment	10.4
Metals & Mining	9.7
Pharmaceuticals	7.0
Aerospace & Defense	5.9
Oil, Gas & Consumable Fuels	5.9
Banks	5.2
Broadline Retail	5.1
Hotels, Restaurants & Leisure	5.0
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open futures contracts with a value of approximately $7,793,000 and unrealized depreciation of approximately $76,000.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Passport Overseas Equity Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $110,021)	$156,273
Investment in Security of Affiliated Issuer, at Value (Cost $2,778)	2,778
Total Investments in Securities, at Value (Cost $112,799)	159,051
Cash	18
Receivable for Variation Margin on Futures Contracts	953
Tax Reclaim Receivable	292
Dividends Receivable	208
Receivable for Fund Shares Sold	118
Receivable from Affiliate	12
Receivable from Securities Lending Income	1
Other Assets	97
Total Assets	160,750
Liabilities:
Deferred Capital Gain Country Tax	383
Payable for Advisory Fees	198
Collateral on Securities Loaned, at Value	114
Payable for Fund Shares Redeemed	88
Payable for Professional Fees	35
Payable for Sub Transfer Agency Fees — Class I	24
Payable for Sub Transfer Agency Fees — Class A	8
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable to Bank	21
Payable for Shareholder Services Fees — Class A	11
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	12
Payable for Administration Fees	11
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	21
Total Liabilities	933
Net Assets	$159,817
Net Assets Consist of:
Paid-in-Capital	$113,585
Total Distributable Earnings	46,232
Net Assets	$159,817

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Passport Overseas Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$103,225
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,325,982
Net Asset Value, Offering and Redemption Price Per Share	$16.32
CLASS A:
Net Assets	$51,833
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,104,747
Net Asset Value, Redemption Price Per Share	$16.69
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.92
Maximum Offering Price Per Share	$17.61
CLASS L:
Net Assets	$4,428
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	268,698
Net Asset Value, Offering and Redemption Price Per Share	$16.48
CLASS C:
Net Assets	$286
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,483
Net Asset Value, Offering and Redemption Price Per Share	$16.36
CLASS R6:
Net Assets	$31
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,887
Net Asset Value, Offering and Redemption Price Per Share	$16.34
CLASS IR:
Net Assets	$14
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	843
Net Asset Value, Offering and Redemption Price Per Share	$16.33
(1) Including: Securities on Loan, at Value:	$237

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Passport Overseas Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $193 of Foreign Taxes Withheld)	$1,836
Dividends from Securities of Affiliated Issuers (Note G)	26
Income from Securities Loaned — Net	9
Total Investment Income	1,871
Expenses:
Advisory Fees (Note B)	515
Professional Fees	85
Shareholder Services Fees — Class A (Note D)	63
Distribution and Shareholder Services Fees — Class L (Note D)	16
Distribution and Shareholder Services Fees — Class C (Note D)	2
Sub Transfer Agency Fees — Class I	48
Sub Transfer Agency Fees — Class A	19
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	63
Registration Fees	37
Custodian Fees (Note F)	19
Shareholder Reporting Fees	18
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Pricing Fees	3
Directors' Fees and Expenses	1
Other Expenses	13
Total Expenses	915
Waiver of Advisory Fees (Note B)	(82)
Reimbursement of Class Specific Expenses — Class I (Note B)	(25)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	804
Net Investment Income	1,067
Realized Gain (Loss):
Investments Sold (Net of $29 of Capital Gain Country Tax)	3,895
Foreign Currency Translation	(21)
Futures Contracts	358
Net Realized Gain	4,232
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $72)	7,464
Foreign Currency Translation	(68)
Futures Contracts	(76)
Net Change in Unrealized Appreciation (Depreciation)	7,320
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	11,552
Net Increase in Net Assets Resulting from Operations	$12,619

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Passport Overseas Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,067	$2,374
Net Realized Gain (Loss)	4,232	(2,448)
Net Change in Unrealized Appreciation (Depreciation)	7,320	19,557
Net Increase in Net Assets Resulting from Operations	12,619	19,483
Dividends and Distributions to Shareholders:
Class I	—	(4,000)
Class A	—	(1,493)
Class L	—	(103)
Class C	—	(9)
Class R6	—	(1)
Class IR	—	(— @)
Total Dividends and Distributions to Shareholders	—	(5,606)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	4,666	27,518
Distributions Reinvested	—	3,977
Redeemed	(29,296)	(24,654)
Class A:
Subscribed	1,347	2,231
Distributions Reinvested	—	1,477
Redeemed	(4,275)	(9,429)
Class L:
Distributions Reinvested	—	101
Redeemed	(123)	(382)
Class C:
Subscribed	—	56
Distributions Reinvested	—	9
Redeemed	(168)	(131)
Class R6:
Subscribed	12	3
Distributions Reinvested	—	1
Redeemed	—	(12)
Class IR:
Distributions Reinvested	—	— @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(27,837)	765
Total Increase (Decrease) in Net Assets	(15,218)	14,642
Net Assets:
Beginning of Period	175,035	160,393
End of Period	$159,817	$175,035

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Passport Overseas Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	300	1,840
Shares Issued on Distributions Reinvested	—	273
Shares Redeemed	(1,963)	(1,659)
Net Increase (Decrease) in Class I Shares Outstanding	(1,663)	454
Class A:
Shares Subscribed	85	147
Shares Issued on Distributions Reinvested	—	99
Shares Redeemed	(270)	(620)
Net Decrease in Class A Shares Outstanding	(185)	(374)
Class L:
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(8)	(26)
Net Decrease in Class L Shares Outstanding	(8)	(19)
Class C:
Shares Subscribed	—	4
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(11)	(9)
Net Decrease in Class C Shares Outstanding	(11)	(4)
Class R6:
Shares Subscribed	1	— @@
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	—	(1)
Net Increase (Decrease) in Class R6 Shares Outstanding	1	(1)
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.00		$13.80		$17.91		$19.03		$14.59		$12.07
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.22		0.18		0.17		0.04		0.16
Net Realized and Unrealized Gain (Loss)	1.21		1.50		(4.06)		0.24		4.41		2.54
Total from Investment Operations	1.32		1.72		(3.88)		0.41		4.45		2.70
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)		(0.10)		(0.23)		(0.01)		(0.18)
Net Realized Gain	—		(0.26)		(0.13)		(1.30)		—		—
Total Distributions	—		(0.52)		(0.23)		(1.53)		(0.01)		(0.18)
Redemption Fees	—		—		—		—		—		0.00	(2)
Net Asset Value, End of Period	$16.32		$15.00		$13.80		$17.91		$19.03		$14.59
Total Return(3)	8.80	%(4)	12.52	%(5)	(21.57)%		2.33%		30.48%		22.41%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$103,225		$119,815		$104,002		$153,810		$146,087		$126,860
Ratio of Expenses Before Expense Limitation	1.05	%(6)	1.02%		1.08%		0.95%		1.02%		0.97%
Ratio of Expenses After Expense Limitation	0.90	%(6)(7)	0.86	%(7)(8)	0.89	%(7)	0.89	%(7)	0.89	%(7)	0.89	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.89	%(7)	0.89	%(7)	0.89	%(7)	N/A
Ratio of Net Investment Income	1.46	%(6)(7)	1.48	%(7)(8)	1.18	%(7)	0.87	%(7)	0.24	%(7)	1.22	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	8	%(4)	14%		25%		39%		37%		34%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.89%	1.45%

(9)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.37		$14.13		$18.32		$19.43		$14.94		$12.36
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.09		0.18		0.13		0.11		(0.01)		0.11
Net Realized and Unrealized Gain (Loss)	1.23		1.53		(4.13)		0.25		4.51		2.61
Total from Investment Operations	1.32		1.71		(4.00)		0.36		4.50		2.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.06)		(0.17)		(0.01)		(0.14)
Net Realized Gain	—		(0.26)		(0.13)		(1.30)		—		—
Total Distributions	—		(0.47)		(0.19)		(1.47)		(0.01)		(0.14)
Redemption Fees	—		—		—		—		—		0.00	(2)
Net Asset Value, End of Period	$16.69		$15.37		$14.13		$18.32		$19.43		$14.94
Total Return(3)	8.59	%(4)	12.15	%(5)	(21.77)%		2.03%		30.10%		22.00%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$51,833		$50,552		$51,769		$71,668		$69,135		$58,339
Ratio of Expenses Before Expense Limitation	1.29	%(6)	1.28%		1.34%		1.22%		1.31%		1.25%
Ratio of Expenses After Expense Limitation	1.19	%(6)(7)	1.16	%(7)(8)	1.18	%(7)	1.18	%(7)	1.19	%(7)	1.22	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.18	%(7)	1.18	%(7)	1.19	%(7)	N/A
Ratio of Net Investment Income (Loss)	1.17	%(6)(7)	1.18	%(7)(8)	0.88	%(7)	0.55	%(7)	(0.06	)%(7)	0.82	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	8	%(4)	14%		25%		39%		37%		34%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.19%	1.15%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.21		$13.99		$18.16		$19.27		$14.90		$12.32
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.05		0.09		0.05		0.00	(2)	(0.09)		0.05
Net Realized and Unrealized Gain (Loss)	1.22		1.51		(4.09)		0.24		4.47		2.59
Total from Investment Operations	1.27		1.60		(4.04)		0.24		4.38		2.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		—		(0.05)		(0.01)		(0.06)
Net Realized Gain	—		(0.26)		(0.13)		(1.30)		—		—
Total Distributions	—		(0.38)		(0.13)		(1.35)		(0.01)		(0.06)
Redemption Fees	—		—		—		—		—		0.00	(2)
Net Asset Value, End of Period	$16.48		$15.21		$13.99		$18.16		$19.27		$14.90
Total Return(3)	8.35	%(4)	11.51	%(5)	(22.22)%		1.48%		29.38%		21.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,428		$4,206		$4,129		$5,475		$5,718		$4,644
Ratio of Expenses Before Expense Limitation	1.84	%(6)	1.84%		1.90%		1.76%		1.86%		1.81%
Ratio of Expenses After Expense Limitation	1.74	%(6)(7)	1.71	%(7)(8)	1.74	%(7)	1.74	%(7)	1.74	%(7)	1.74	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.74	%(7)	1.74	%(7)	1.74	%(7)	N/A
Ratio of Net Investment Income (Loss)	0.62	%(6)(7)	0.63	%(7)(8)	0.32	%(7)	0.02	%(7)	(0.61	)%(7)	0.35	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	8	%(4)	14%		25%		39%		37%		34%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.74%	0.60%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$15.12		$13.89		$18.08		$19.22		$14.89		$12.34
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03		0.06		0.01		(0.02)		(0.12)		0.00	(2)
Net Realized and Unrealized Gain (Loss)	1.21		1.50		(4.07)		0.21		4.46		2.59
Total from Investment Operations	1.24		1.56		(4.06)		0.19		4.34		2.59
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		—		(0.03)		(0.01)		(0.04)
Net Realized Gain	—		(0.26)		(0.13)		(1.30)		—		—
Total Distributions	—		(0.33)		(0.13)		(1.33)		(0.01)		(0.04)
Redemption Fees	—		—		—		—		—		0.00	(2)
Net Asset Value, End of Period	$16.36		$15.12		$13.89		$18.08		$19.22		$14.89
Total Return(3)	8.20	%(4)	11.27	%(5)	(22.43)%		1.23%		29.13%		21.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$286		$433		$459		$821		$144		$45
Ratio of Expenses Before Expense Limitation	2.91	%(6)	2.74%		2.54%		2.36%		5.66%		7.49%
Ratio of Expenses After Expense Limitation	2.00	%(6)(7)	1.96	%(7)(8)	1.99	%(7)	1.99	%(7)	1.99	%(7)	1.99	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.99	%(7)	1.99	%(7)	1.99	%(7)	N/A
Ratio of Net Investment Income (Loss)	0.37	%(6)(7)	0.37	%(7)(8)	0.05	%(7)	(0.09	)%(7)	(0.81	)%(7)	0.03	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	8	%(4)	14%		25%		39%		37%		34%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.99%	0.34%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,								Period from October 31, 2019(2) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		December 31, 2019
Net Asset Value, Beginning of Period	$15.02		$13.82		$17.91		$19.04		$14.59		$13.79
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.12		0.23		0.21		0.18		0.04		0.00	(4)
Net Realized and Unrealized Gain (Loss)	1.20		1.49		(4.06)		0.23		4.42		0.98
Total from Investment Operations	1.32		1.72		(3.85)		0.41		4.46		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)		(0.11)		(0.24)		(0.01)		(0.18)
Net Realized Gain	—		(0.26)		(0.13)		(1.30)		—		—
Total Distributions	—		(0.52)		(0.24)		(1.54)		(0.01)		(0.18)
Net Asset Value, End of Period	$16.34		$15.02		$13.82		$17.91		$19.04		$14.59
Total Return(5)	8.79	%(6)	12.56	%(7)	(21.45)%		2.39%		30.55%		7.15	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31		$16		$23		$32		$14		$11
Ratio of Expenses Before Expense Limitation	9.64	%(8)	12.52%		5.55%		10.73%		21.16%		14.33	%(8)
Ratio of Expenses After Expense Limitation	0.85	%(8)(9)	0.81	%(9)(10)	0.84	%(9)	0.84	%(9)	0.84	%(9)	0.84	%(8)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.84	%(9)	0.84	%(9)	0.84	%(9)	N/A
Ratio of Net Investment Income	1.49	%(8)(9)	1.52	%(9)(10)	1.41	%(9)	0.89	%(9)	0.28	%(9)	0.18	%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.01%		0.01%		0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	8	%(6)	14%		25%		39%		37%		34%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.84%	1.49%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Passport Overseas Equity Portfolio

	Class IR
	Six Months Ended June 30, 2024		Year Ended December 31,								Period from October 31, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		December 31, 2019
Net Asset Value, Beginning of Period	$15.00		$13.81		$17.91		$19.04		$14.59		$13.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.23		0.18		0.18		0.04		0.00	(3)
Net Realized and Unrealized Gain (Loss)	1.21		1.48		(4.04)		0.23		4.42		0.98
Total from Investment Operations	1.33		1.71		(3.86)		0.41		4.46		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)		(0.11)		(0.24)		(0.01)		(0.18)
Net Realized Gain	—		(0.26)		(0.13)		(1.30)		—		—
Total Distributions	—		(0.52)		(0.24)		(1.54)		(0.01)		(0.18)
Net Asset Value, End of Period	$16.33		$15.00		$13.81		$17.91		$19.04		$14.59
Total Return(4)	8.87	%(5)	12.49	%(6)	(21.51)%		2.39%		30.55%		7.15	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14		$13		$11		$14		$14		$11
Ratio of Expenses Before Expense Limitation	15.05	%(7)	19.62%		18.22%		14.38%		20.70%		14.33	%(7)
Ratio of Expenses After Expense Limitation	0.85	%(7)(8)	0.81	%(8)(9)	0.84	%(8)	0.84	%(8)	0.84	%(8)	0.84	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.84	%(8)	0.84	%(8)	0.84	%(8)	N/A
Ratio of Net Investment Income	1.56	%(7)(8)	1.52	%(8)(9)	1.21	%(8)	0.92	%(8)	0.29	%(8)	0.18	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.01%		0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	8	%(5)	14%		25%		39%		37%		34%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	1.48%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Passport Overseas Equity Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Fund, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$9,400	$—	$9,400
Banks	3,374	4,909	—	8,283
Beverages	—	3,200	—	3,200
Biotechnology	2,762	—	—	2,762
Broadline Retail	8,182	—	—	8,182
Chemicals	—	6,296	—	6,296
Containers & Packaging	—	1,296	—	1,296
Electronic Equipment, Instruments & Components	—	3,195	—	3,195
Entertainment	5,373	2,067	—	7,440
Food Products	—	1,112	—	1,112
Ground Transportation	3,122	—	—	3,122
Health Care Equipment & Supplies	—	690	—	690
Health Care Providers & Services	—	1,365	—	1,365

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Hotels, Restaurants & Leisure	$7,908	$—	$—	$7,908
Household Durables	1,507	4,362	—	5,869
Industrial Conglomerates	—	2,403	—	2,403
Information Technology Services	—	1,563	—	1,563
Interactive Media & Services	—	2,363	—	2,363
Machinery	—	1,457	—	1,457
Metals & Mining	4,083	11,402	—	15,485
Oil, Gas & Consumable Fuels	781	8,537	—	9,318
Passenger Airlines	2,153	—	—	2,153
Personal Care Products	1,584	6,173	—	7,757
Pharmaceuticals	—	11,068	—	11,068
Professional Services	—	4,099	—	4,099
Semiconductors & Semiconductor Equipment	2,463	14,041	—	16,504
Software	1,832	—	—	1,832
Tech Hardware, Storage & Peripherals	—	6,662	—	6,662
Textiles, Apparel & Luxury Goods	—	2,214	—	2,214
Total Common Stocks	45,124	109,874	—	154,998
Preferred Stock
Biotechnology	—	—	1,250	1,250
Short-Term Investments
Investment Company	2,778	—	—	2,778
Repurchase Agreements	—	25	—	25
Total Short-Term Investments	2,778	25	—	2,803
Total Assets	$47,902	$109,899	$1,250	$159,051
Liabilities:
Futures Contracts	(76)	—	—	(76)
Total	$47,826	$109,899	$1,250	$158,975

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$1,250
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$1,250
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2024	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

	Fair Value at June 30, 2024 (000)	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input*
Preferred Stock	$1,250	Market Transaction Method	Precedent Transaction	$38.24	Increase

*  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unreal-

ized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	$(76	)(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$358
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$(76)

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$6,483,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in theStatement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$237	(a)	$—	$(237	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $114,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $134,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$114	$—	$—	$—	$114
Total Borrowings	$114	$—	$—	$—	$114
Gross amount of recognized liabilities for securities lending transactions					$114

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.55% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.85% for Class R6 shares and 0.85% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $82,000 of advisory fees were waived and approximately $28,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $12,195,000 and $41,682,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$857	$9,691	$7,770	$26
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$2,778

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended

December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,695	$2,911	$1,000	$1,541

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$32	$2

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2023, the Fund intends to defer to January 1, 2024 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$—	$3,382

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 70.5%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that (i) the Fund's performance was acceptable; and (ii) the management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSIBX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (93.6%)
Aerospace & Defense (6.0%)
Airbus SE (France)	674	$93
Axon Enterprise, Inc. (a)	21	6
Babcock International Group PLC (United Kingdom)	19,129	126
General Electric Co.	153	24
HEICO Corp., Class A	33	6
TransDigm Group, Inc.	5	7
		262
Beverages (0.1%)
Celsius Holdings, Inc. (a)	53	3
Biotechnology (0.0%)‡
GRAIL, Inc. (a)	31	—	@
Broadline Retail (4.1%)
Amazon.com, Inc. (a)	930	180
Capital Markets (8.5%)
Intercontinental Exchange, Inc.	1,857	254
MSCI, Inc.	137	66
S&P Global, Inc.	109	49
		369
Chemicals (0.2%)
Ecolab, Inc.	24	5
Sherwin-Williams Co.	16	5
		10
Commercial Services & Supplies (4.6%)
Cintas Corp.	9	6
Copart, Inc. (a)	99	6
Rentokil Initial PLC (United Kingdom)	28,388	165
Rollins, Inc.	108	5
Veralto Corp.	212	20
		202
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	10	5
Consumer Staples Distribution & Retail (3.3%)
Dollar General Corp.	1,079	143
Distributors (0.4%)
Pool Corp.	54	17
Diversified Consumer Services (0.1%)
Service Corp. International	68	5
Entertainment (0.6%)
Netflix, Inc. (a)	19	13
Walt Disney Co.	115	11
		24
Food Products (0.6%)
McCormick & Co., Inc.	341	24
Ground Transportation (4.8%)
Union Pacific Corp.	913	207
	Shares	Value (000)
Health Care Equipment & Supplies (0.2%)
Intuitive Surgical, Inc. (a)	15	$7
Health Care Technology (0.4%)
Veeva Systems, Inc., Class A (a)	106	19
Hotels, Restaurants & Leisure (1.5%)
Domino's Pizza, Inc.	11	6
McDonald's Corp.	159	40
Starbucks Corp.	242	19
		65
Household Durables (3.1%)
NVR, Inc. (a)	9	68
Victoria PLC (United Kingdom) (a)	30,206	68
		136
Information Technology Services (9.8%)
Cloudflare, Inc., Class A (a)	5,083	421
Gartner, Inc. (a)	10	5
		426
Insurance (0.5%)
Brown & Brown, Inc.	263	23
Life Sciences Tools & Services (8.4%)
Danaher Corp.	841	210
Eurofins Scientific SE (France)	2,693	135
Illumina, Inc. (a)	186	19
Thermo Fisher Scientific, Inc.	7	4
		368
Metals & Mining (2.6%)
Royal Gold, Inc.	908	114
Oil, Gas & Consumable Fuels (4.4%)
Cameco Corp. (Canada)	935	46
Texas Pacific Land Corp.	199	146
		192
Personal Care Products (0.6%)
Oddity Tech Ltd., Class A (Israel) (a)	600	24
Pharmaceuticals (4.9%)
Royalty Pharma PLC, Class A	7,890	208
Zoetis, Inc.	22	4
		212
Semiconductors & Semiconductor Equipment (1.1%)
ASML Holding NV (Registered) (Netherlands)	48	49
Software (5.7%)
Appfolio, Inc., Class A (a)	102	25
Cadence Design Systems, Inc. (a)	20	6
Guidewire Software, Inc. (a)	40	5
Procore Technologies, Inc. (a)	2,919	194
Roper Technologies, Inc.	9	5
Synopsys, Inc. (a)	10	6
Tyler Technologies, Inc. (a)	11	6
		247

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

	Shares	Value (000)
Specialized REITs (5.0%)
American Tower Corp. REIT	1,111	$216
Specialty Retail (5.7%)
AutoZone, Inc. (a)	8	24
Floor & Decor Holdings, Inc., Class A (a)	1,831	182
Home Depot, Inc.	60	20
Tractor Supply Co.	88	24
		250
Textiles, Apparel & Luxury Goods (5.7%)
Christian Dior SE (France)	132	96
On Holding AG, Class A (Switzerland) (a)	3,898	151
		247
Trading Companies & Distributors (0.6%)
Fastenal Co.	76	5
Watsco, Inc.	50	23
		28
Total Common Stocks (Cost $3,763)		4,074
Investment Company (2.3%)
iShares Bitcoin Trust (a) (Cost $116)	3,001	102
	No. of Warrants
Warrants (0.0%)
Software (0.0%)
Constellation Software, Inc. expires 3/31/40 (a) (Cost $—)	58	—
	Shares	Value (000)
Short-Term Investment (1.6%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $69)	68,532	$69
Total Investments Excluding Purchased Options (97.5%) (Cost $3,948)		4,245
Total Purchased Options Outstanding (0.1%) (Cost $14)		4
Total Investments (97.6%) (Cost $3,962) (b)(c)(d)		4,249
Other Assets in Excess of Liabilities (2.4%)		106
Net Assets (100.0%)		$4,355

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $683,000 and 15.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(c)  Securities are available for collateral in connection with purchased options.

(d)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $648,000 and the aggregate gross unrealized depreciation is approximately $361,000, resulting in net unrealized appreciation of approximately $287,000.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2024:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs & Co. LLC	USD/CNH	CNH	7.69	Jan-25	1,103,570	$1,104	$2		$4	$(2)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.78	Mar-25	1,081,829	1,082	2		5	(3)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug-24	1,263,287	1,263	—	@	5	(5)
							$4		$14	$(10)

@    Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.9%
Information Technology Services	10.0
Capital Markets	8.8
Life Sciences Tools & Services	8.6
Aerospace & Defense	6.1
Specialty Retail	6.0
Textiles, Apparel & Luxury Goods	5.8
Software	5.7
Specialized REITs	5.1
Pharmaceuticals	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Permanence Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $3,893)	$4,180
Investment in Security of Affiliated Issuer, at Value (Cost $69)	69
Total Investments in Securities, at Value (Cost $3,962)	4,249
Foreign Currency, at Value (Cost $7)	7
Due from Adviser	64
Receivable for Investments Sold	37
Dividends Receivable	2
Receivable from Affiliate	—	@
Other Assets	61
Total Assets	4,420
Liabilities:
Payable for Professional Fees	55
Payable for Custodian Fees	1
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	9
Total Liabilities	65
Net Assets	$4,355
Net Assets Consist of:
Paid-in-Capital	$3,605
Total Distributable Earnings	750
Net Assets	$4,355
CLASS I:
Net Assets	$3,786
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	282,804
Net Asset Value, Offering and Redemption Price Per Share	$13.39
CLASS A:
Net Assets	$463
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	35,052
Net Asset Value, Redemption Price Per Share	$13.20
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.73
Maximum Offering Price Per Share	$13.93
CLASS C:
Net Assets	$42
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,291
Net Asset Value, Offering and Redemption Price Per Share	$12.77
CLASS R6:
Net Assets	$64
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,752
Net Asset Value, Offering and Redemption Price Per Share	$13.41

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Permanence Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$21
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	24
Expenses:
Professional Fees	79
Registration Fees	22
Advisory Fees (Note B)	14
Shareholder Reporting Fees	8
Custodian Fees (Note F)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Administration Fees (Note C)	2
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Sub Transfer Agency Fees — Class I	—	@
Sub Transfer Agency Fees — Class A	—	@
Sub Transfer Agency Fees — Class C	—	@
Directors' Fees and Expenses	—	@
Other Expenses	9
Total Expenses	146
Expenses Reimbursed by Adviser (Note B)	(111)
Waiver of Advisory Fees (Note B)	(14)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	17
Net Investment Income	7
Realized Gain:
Investments Sold	487
Foreign Currency Translation	—	@
Net Realized Gain	487
Change in Unrealized Appreciation (Depreciation):
Investments	(265)
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	(265)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	222
Net Increase in Net Assets Resulting from Operations	$229

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Permanence Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$7	$9
Net Realized Gain	487	283
Net Change in Unrealized Appreciation (Depreciation)	(265)	633
Net Increase in Net Assets Resulting from Operations	229	925
Dividends and Distributions to Shareholders:
Class I	—	(331)
Class A	—	(62)
Class C	—	(5)
Class R6	—	(6)
Total Dividends and Distributions to Shareholders	—	(404)
Capital Share Transactions:(1)
Class I:
Subscribed	15	183
Distributions Reinvested	—	331
Redeemed	(34)	(485)
Class A:
Subscribed	50	1,181
Distributions Reinvested	—	62
Redeemed	(289)	(921)
Class C:
Subscribed	—	24
Distributions Reinvested	—	5
Redeemed	(9)	(3)
Class R6:
Subscribed	—	57
Distributions Reinvested	—	6
Redeemed	—	(52)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(267)	388
Total Increase (Decrease) in Net Assets	(38)	909
Net Assets:
Beginning of Period	4,393	3,484
End of Period	$4,355	$4,393
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1	14
Shares Issued on Distributions Reinvested	—	27
Shares Redeemed	(2)	(36)
Net Increase (Decrease) in Class I Shares Outstanding	(1)	5
Class A:
Shares Subscribed	4	92
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(21)	(72)
Net Increase (Decrease) in Class A Shares Outstanding	(17)	25
Class C:
Shares Subscribed	—	2
Shares Issued on Distributions Reinvested	—	— @
Shares Redeemed	(1)	(— @)
Net Increase (Decrease) in Class C Shares Outstanding	(1)	2
Class R6:
Shares Subscribed	—	5
Shares Issued on Distributions Reinvested	—	— @
Shares Redeemed	—	(4)
Net Increase in Class R6 Shares Outstanding	—	1

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Permanence Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,						Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$12.75		$11.16		$14.42		$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		0.04		(0.02)		0.00	(4)	(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	0.63		2.84		(2.93)		2.39		5.51
Total from Investment Operations	0.64		2.88		(2.95)		2.39		5.51
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.04)		(0.11)		—
Net Realized Gain	—		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	—		(1.29)		(0.31)		(2.62)		(0.86)
Net Asset Value, End of Period	$13.39		$12.75		$11.16		$14.42		$14.65
Total Return(5)	5.02	%(6)	26.44	%(7)	(20.55)%		16.85%		55.46	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,786		$3,624		$3,117		$3,807		$3,147
Ratio of Expenses Before Expense Limitation	6.50	%(8)	7.44%		8.14%		7.49%		10.85	%(8)
Ratio of Expenses After Expense Limitation	0.85	%(8)(9)	0.65	%(9)(10)	0.85	%(9)	0.85	%(9)	0.85	%(8)(9)
Ratio of Net Investment Income (Loss)	0.20	%(8)(9)	0.31	%(9)(10)	(0.14	)%(9)	0.01	%(9)	(0.02	)%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(8)(11)
Portfolio Turnover Rate	29	%(6)	100%		57%		70%		68	%(6)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Performance was positively impacted by approximately 0.19% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 26.25%.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.85%	0.11%

(11)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Permanence Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,						Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$12.60		$11.07		$14.31		$14.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.01)		(0.01)		(0.06)		(0.05)		(0.01)
Net Realized and Unrealized Gain (Loss)	0.61		2.83		(2.91)		2.37		5.48
Total from Investment Operations	0.60		2.82		(2.97)		2.32		5.47
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.11)		—
Net Realized Gain	—		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	—		(1.29)		(0.27)		(2.62)		(0.86)
Net Asset Value, End of Period	$13.20		$12.60		$11.07		$14.31		$14.61
Total Return(4)	4.76	%(5)	26.11	%(6)	(20.83)%		16.41%		55.05	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$463		$660		$303		$324		$256
Ratio of Expenses Before Expense Limitation	7.33	%(7)	8.09%		9.60%		8.83%		17.41	%(7)
Ratio of Expenses After Expense Limitation	1.20	%(7)(8)	1.03	%(8)(9)	1.20	%(8)	1.20	%(8)	1.20	%(7)(8)
Ratio of Net Investment Loss	(0.14	)%(7)(8)	(0.07	)%(8)(9)	(0.51	)%(8)	(0.33	)%(8)	(0.06	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	29	%(5)	100%		57%		70%		68	%(5)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.29% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 25.82%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.20%	(0.24)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Permanence Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,						Period from March 31, 2020(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		December 31, 2020(2)
Net Asset Value, Beginning of Period	$12.23		$10.86		$14.16		$14.52		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.09)		(0.13)		(0.17)		(0.11)
Net Realized and Unrealized Gain (Loss)	0.60		2.75		(2.90)		2.35		5.49
Total from Investment Operations	0.54		2.66		(3.03)		2.18		5.38
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.03)		—
Net Realized Gain	—		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	—		(1.29)		(0.27)		(2.54)		(0.86)
Net Asset Value, End of Period	$12.77		$12.23		$10.86		$14.16		$14.52
Total Return(4)	4.42	%(5)	25.15	%(6)	(21.47)%		15.52%		54.15	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$42		$48		$20		$26		$21
Ratio of Expenses Before Expense Limitation	12.45	%(7)	14.88%		19.54%		18.17%		24.15	%(7)
Ratio of Expenses After Expense Limitation	1.95	%(7)(8)	1.71	%(8)(9)	1.95	%(8)	1.95	%(8)	1.95	%(7)(8)
Ratio of Net Investment Loss	(0.89	)%(7)(8)	(0.75	)%(8)(9)	(1.24	)%(8)	(1.09	)%(8)	(1.08	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(7)(10)
Portfolio Turnover Rate	29	%(5)	100%		57%		70%		68	%(5)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.31% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 24.84%.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.95%	(0.99)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Consolidated Financial Highlights

Permanence Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,						Period from March 31, 2020(2) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		December 31, 2020(3)
Net Asset Value, Beginning of Period	$12.77		$11.17		$14.43		$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.02		0.05		(0.01)		0.01		0.00	(5)
Net Realized and Unrealized Gain (Loss)	0.62		2.84		(2.94)		2.40		5.51
Total from Investment Operations	0.64		2.89		(2.95)		2.41		5.51
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.04)		(0.12)		—
Net Realized Gain	—		(1.29)		(0.27)		(2.51)		(0.86)
Total Distributions	—		(1.29)		(0.31)		(2.63)		(0.86)
Net Asset Value, End of Period	$13.41		$12.77		$11.17		$14.43		$14.65
Total Return(6)	5.01	%(7)	26.51	%(8)	(20.50)%		16.95%		55.45	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$64		$61		$44		$18		$16
Ratio of Expenses Before Expense Limitation	9.89	%(9)	11.18%		12.68%		20.29%		25.34	%(9)
Ratio of Expenses After Expense Limitation	0.80	%(9)(10)	0.61	%(10)(11)	0.80	%(10)	0.80	%(10)	0.80	%(9)(10)
Ratio of Net Investment Income (Loss)	0.25	%(9)(10)	0.35	%(10)(11)	(0.06	)%(10)	0.07	%(10)	0.03	%(9)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(9)(12)	0.00	%(12)	0.00	%(12)	0.00	%(12)	0.00	%(9)(12)
Portfolio Turnover Rate	29	%(7)	100%		57%		70%		68	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  Not annualized.

(8)  Performance was positively impacted by approximately 0.20% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 26.31%.

(9)  Annualized.

(10)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(11)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.80%	0.16%

(12)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relates to the Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Permanence Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2024, the Subsidiary represented approximately $101,000 or approximately 2.32% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS")

revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest re-ported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

"Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$42	$219	$—	$261
Beverages	3	—	—	3
Biotechnology	—	—	—	—
Broadline Retail	180	—	—	180
Capital Markets	369	—	—	369
Chemicals	11	—	—	11
Commercial Services & Supplies	36	165	—	201
Construction Materials	5	—	—	5
Consumer Staples Distribution & Retail	143	—	—	143
Distributors	17	—	—	17
Diversified Consumer Services	5	—	—	5
Entertainment	24	—	—	24
Food Products	24	—	—	24
Ground Transportation	207	—	—	207
Health Care Equipment & Supplies	7	—	—	7
Health Care Technology	19	—	—	19
Hotels, Restaurants & Leisure	66	—	—	66
Household Durables	68	68	—	136
Information Technology Services	425	—	—	425
Insurance	23	—	—	23
Life Sciences Tools & Services	233	135	—	368
Metals & Mining	114	—	—	114
Oil, Gas & Consumable Fuels	192	—	—	192
Personal Care Products	24	—	—	24
Pharmaceuticals	212	—	—	212
Semiconductors & Semiconductor Equipment	49	—	—	49
Software	247	—	—	247
Specialized REITs	216	—	—	216
Specialty Retail	251	—	—	251
Textiles, Apparel & Luxury Goods	151	96	—	247
Trading Companies & Distributors	28	—	—	28
Total Common Stocks	3,391	683	—	4,074
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Investment Company	$102	$—		$—	$102
Warrants	—	—	†	—	—	†
Call Options Purchased	—	4		—	4
Short-Term Investment
Investment Company	69	—		—	69
Total Assets	$3,562	$687	†	$—	$4,249	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency ex-change risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund writes an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2024:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$4	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2024 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(8	)(a)

(a) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$1	(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2024, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$4	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$2	$—	$—	$2
JPMorgan Chase Bank NA	2	—	—	2
Total	$4	$—	$—	$4

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2024, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	3,825,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.95% for Class C shares and 0.80% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024,

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

approximately $14,000 of advisory fees were waived and approximately $115,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $1,251,000 and $1,545,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$70	$820	$821	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$69

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$120	$284	$21	$68

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$33	$55

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 35.8%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three-year period but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSHNX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Banks (5.1%)
JPMorgan Chase & Co.	78,855	$15,949
Broadline Retail (5.4%)
Amazon.com, Inc. (a)	88,094	17,024
Building Products (1.0%)
Fortune Brands Innovations, Inc.	47,394	3,078
Capital Markets (6.3%)
Ameriprise Financial, Inc.	28,301	12,090
LPL Financial Holdings, Inc.	27,244	7,609
		19,699
Commercial Services & Supplies (3.7%)
Waste Management, Inc.	54,558	11,639
Consumer Staples Distribution & Retail (5.0%)
Costco Wholesale Corp.	15,787	13,419
Target Corp.	15,421	2,283
		15,702
Electric Utilities (1.0%)
NextEra Energy, Inc.	44,245	3,133
Entertainment (2.3%)
Netflix, Inc. (a)	10,552	7,121
Financial Services (4.4%)
Jack Henry & Associates, Inc.	20,613	3,422
Mastercard, Inc., Class A	23,230	10,248
		13,670
Ground Transportation (0.8%)
Uber Technologies, Inc. (a)	33,476	2,433
Hotels, Restaurants & Leisure (1.3%)
McDonald's Corp.	15,459	3,940
Household Durables (0.8%)
Lennar Corp., Class A	17,769	2,663
Insurance (7.4%)
Brown & Brown, Inc.	119,749	10,707
Progressive Corp.	60,120	12,487
		23,194
Interactive Media & Services (7.1%)
Alphabet, Inc., Class A	122,939	22,393
Life Sciences Tools & Services (1.3%)
Danaher Corp.	12,353	3,087
West Pharmaceutical Services, Inc.	2,678	882
		3,969
Metals & Mining (1.0%)
Nucor Corp.	19,018	3,006
Oil, Gas & Consumable Fuels (2.9%)
Chevron Corp.	24,866	3,890
Valero Energy Corp.	32,228	5,052
		8,942
Pharmaceuticals (3.1%)
Eli Lilly & Co.	10,754	9,736
	Shares	Value (000)
Semiconductors & Semiconductor Equipment (13.8%)
Applied Materials, Inc.	42,697	$10,076
Lam Research Corp.	4,063	4,327
NVIDIA Corp.	234,662	28,990
		43,393
Software (11.6%)
Microsoft Corp.	69,516	31,070
Tyler Technologies, Inc. (a)	10,633	5,346
		36,416
Specialty Retail (4.0%)
Home Depot, Inc.	3,923	1,351
TJX Cos., Inc.	102,490	11,284
		12,635
Tech Hardware, Storage & Peripherals (6.5%)
Apple, Inc.	97,173	20,467
Textiles, Apparel & Luxury Goods (0.2%)
Lululemon Athletica, Inc. (a)	2,139	639
Trading Companies & Distributors (2.7%)
United Rentals, Inc.	13,126	8,489
Total Common Stocks (Cost $205,317)		309,330
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $3,811)	3,810,857	3,811
Total Investments (99.9%) (Cost $209,128) (b)		313,141
Other Assets in Excess of Liabilities (0.1%)		459
Net Assets (100.0%)		$313,600

(a)  Non-income producing security.

(b)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $104,142,000 and the aggregate gross unrealized depreciation is approximately $129,000, resulting in net unrealized appreciation of approximately $104,013,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.7%
Semiconductors & Semiconductor Equipment	13.9
Software	11.6
Insurance	7.4
Interactive Media & Services	7.1
Tech Hardware, Storage & Peripherals	6.5
Capital Markets	6.3
Broadline Retail	5.4
Banks	5.1
Consumer Staples Distribution & Retail	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

US Core Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $205,317)	$309,330
Investment in Security of Affiliated Issuer, at Value (Cost $3,811)	3,811
Total Investments in Securities, at Value (Cost $209,128)	313,141
Receivable for Fund Shares Sold	1,040
Dividends Receivable	22
Receivable from Affiliate	13
Other Assets	88
Total Assets	314,304
Liabilities:
Payable for Advisory Fees	396
Payable for Fund Shares Redeemed	142
Payable for Professional Fees	50
Payable for Shareholder Services Fees — Class A	13
Payable for Distribution and Shareholder Services Fees — Class C	33
Payable for Sub Transfer Agency Fees — Class I	22
Payable for Sub Transfer Agency Fees — Class A	7
Payable for Sub Transfer Agency Fees — Class C	6
Payable for Administration Fees	20
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	12
Total Liabilities	704
Net Assets	$313,600
Net Assets Consist of:
Paid-in-Capital	$245,717
Total Distributable Earnings	67,883
Net Assets	$313,600
CLASS I:
Net Assets	$208,140
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,367,518
Net Asset Value, Offering and Redemption Price Per Share	$28.25
CLASS A:
Net Assets	$64,343
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,302,861
Net Asset Value, Redemption Price Per Share	$27.94
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.55
Maximum Offering Price Per Share	$29.49
CLASS C:
Net Assets	$40,909
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,542,851
Net Asset Value, Offering and Redemption Price Per Share	$26.52
CLASS R6:
Net Assets	$208
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,353
Net Asset Value, Offering and Redemption Price Per Share	$28.28

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

US Core Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1,171
Dividends from Security of Affiliated Issuer (Note G)	56
Total Investment Income	1,227
Expenses:
Advisory Fees (Note B)	783
Shareholder Services Fees — Class A (Note D)	67
Distribution and Shareholder Services Fees — Class C (Note D)	177
Administration Fees (Note C)	104
Sub Transfer Agency Fees — Class I	50
Sub Transfer Agency Fees — Class A	16
Sub Transfer Agency Fees — Class C	12
Professional Fees	73
Registration Fees	24
Shareholder Reporting Fees	14
Interest Expenses	8
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	1
Custodian Fees (Note F)	5
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	10
Total Expenses	1,353
Waiver of Advisory Fees (Note B)	(36)
Reimbursement of Class Specific Expenses — Class I (Note B)	(9)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	1,305
Net Investment Loss	(78)
Realized Gain:
Investments Sold	4,926
Change in Unrealized Appreciation (Depreciation):
Investments	47,594
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	52,520
Net Increase in Net Assets Resulting from Operations	$52,442

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

US Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(78)	$604
Net Realized Gain (Loss)	4,926	(31,194)
Net Change in Unrealized Appreciation (Depreciation)	47,594	64,508
Net Increase in Net Assets Resulting from Operations	52,442	33,918
Dividends and Distributions to Shareholders:
Class I	—	(465)
Class A	—	(31)
Class R6	—	(— @)
Total Dividends and Distributions to Shareholders	—	(496)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	58,014	105,800
Distributions Reinvested	—	465
Redeemed	(29,527)	(134,135)
Class A:
Subscribed	12,837	9,916
Distributions Reinvested	—	31
Redeemed	(5,310)	(12,609)
Class C:
Subscribed	5,558	6,227
Redeemed	(2,817)	(16,418)
Class R6:
Subscribed	180	16
Distributions Reinvested	—	— @
Redeemed	(4)	(9)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	38,931	(40,716)
Total Increase (Decrease) in Net Assets	91,373	(7,294)
Net Assets:
Beginning of Period	222,227	229,521
End of Period	$313,600	$222,227
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,248	5,145
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(1,170)	(6,587)
Net Increase (Decrease) in Class I Shares Outstanding	1,078	(1,421)
Class A:
Shares Subscribed	491	479
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(210)	(613)
Net Increase (Decrease) in Class A Shares Outstanding	281	(133)
Class C:
Shares Subscribed	224	311
Shares Redeemed	(116)	(849)
Net Increase (Decrease) in Class C Shares Outstanding	108	(538)
Class R6:
Shares Subscribed	7	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(1)
Net Increase in Class R6 Shares Outstanding	7	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

US Core Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$23.04		$19.58		$24.59		$18.09		$14.61		$10.89
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02		0.10		0.08		0.05		0.06		0.09
Net Realized and Unrealized Gain (Loss)	5.19		3.43		(5.05)		6.46		3.47		3.82
Total from Investment Operations	5.21		3.53		(4.97)		6.51		3.53		3.91
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.03)		(0.01)		—		(0.09)
Net Realized Gain	—		—		(0.01)		—		(0.05)		(0.10)
Total Distributions	—		(0.07)		(0.04)		(0.01)		(0.05)		(0.19)
Net Asset Value, End of Period	$28.25		$23.04		$19.58		$24.59		$18.09		$14.61
Total Return(2)	22.61	%(3)	18.06	%(4)	(20.21)%		35.99%		24.20%		36.01%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$208,140		$144,907		$151,003		$110,286		$20,377		$13,086
Ratio of Expenses Before Expense Limitation	0.84	%(5)	0.91%		0.95%		1.07%		1.97%		2.09%
Ratio of Expenses After Expense Limitation	0.81	%(5)(6)	0.79	%(6)(7)	0.80	%(6)	0.80	%(6)	0.80	%(6)	0.78	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.80	%(5)(6)	N/A		0.80	%(6)	0.80	%(6)	0.79	%(6)	N/A
Ratio of Net Investment Income	0.13	%(5)(6)	0.48	%(6)(7)	0.37	%(6)	0.21	%(6)	0.42	%(6)	0.71	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	15	%(3)	45%		23%		26%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.80%	0.47%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

US Core Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$22.82		$19.40		$24.39		$17.99		$14.58		$10.86
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)		0.04		0.01		(0.01)		0.01		0.05
Net Realized and Unrealized Gain (Loss)	5.14		3.40		(4.99)		6.41		3.45		3.82
Total from Investment Operations	5.12		3.44		(4.98)		6.40		3.46		3.87
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		—		—		(0.05)
Net Realized Gain	—		—		(0.01)		—		(0.05)		(0.10)
Total Distributions	—		(0.02)		(0.01)		—		(0.05)		(0.15)
Net Asset Value, End of Period	$27.94		$22.82		$19.40		$24.39		$17.99		$14.58
Total Return(2)	22.44	%(3)	17.71	%(4)	(20.42)%		35.58%		23.77%		35.68%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$64,343		$46,123		$41,802		$34,693		$5,807		$3,393
Ratio of Expenses Before Expense Limitation	1.09	%(5)	1.16%		1.19%		1.36%		2.29%		2.46%
Ratio of Expenses After Expense Limitation	1.07	%(5)(6)	1.08	%(6)(7)	1.09	%(6)	1.09	%(6)	1.12	%(6)	1.15	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.06	%(5)(6)	N/A		1.09	%(6)	1.09	%(6)	1.11	%(6)	N/A
Ratio of Net Investment Income (Loss)	(0.13	)%(5)(6)	0.19	%(6)(7)	0.07	%(6)	(0.06	)%(6)	0.07	%(6)	0.34	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	15	%(3)	45%		23%		26%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.09%	0.18%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

US Core Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$21.73		$18.61		$23.56		$17.51		$14.30		$10.70
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.11)		(0.11)		(0.13)		(0.17)		(0.10)		(0.05)
Net Realized and Unrealized Gain (Loss)	4.90		3.23		(4.81)		6.22		3.36		3.75
Total from Investment Operations	4.79		3.12		(4.94)		6.05		3.26		3.70
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.01)		—		(0.05)		(0.10)
Net Asset Value, End of Period	$26.52		$21.73		$18.61		$23.56		$17.51		$14.30
Total Return(2)	22.04	%(3)	16.77	%(4)	(20.97)%		34.55%		22.84%		34.50%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$40,909		$31,178		$36,707		$22,638		$3,353		$2,489
Ratio of Expenses Before Expense Limitation	1.86	%(5)	1.92%		1.91%		2.12%		3.07%		3.23%
Ratio of Expenses After Expense Limitation	1.83	%(5)(6)	1.84	%(6)(7)	1.81	%(6)	1.84	%(6)	1.90	%(6)	1.90	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.82	%(5)(6)	N/A		1.81	%(6)	1.84	%(6)	1.90	%(6)	N/A
Ratio of Net Investment Loss	(0.89	)%(5)(6)	(0.57	)%(6)(7)	(0.65	)%(6)	(0.80	)%(6)	(0.68	)%(6)	(0.39	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	15	%(3)	45%		23%		26%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.85%	(0.58)%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

US Core Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$23.05		$19.60		$24.61		$18.10		$14.61		$10.88
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.02		0.11		0.06		0.06		0.07		0.10
Net Realized and Unrealized Gain (Loss)	5.21		3.42		(5.02)		6.47		3.47		3.83
Total from Investment Operations	5.23		3.53		(4.96)		6.53		3.54		3.93
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.04)		(0.02)		—		(0.10)
Net Realized Gain	—		—		(0.01)		—		(0.05)		(0.10)
Total Distributions	—		(0.08)		(0.05)		(0.02)		(0.05)		(0.20)
Net Asset Value, End of Period	$28.28		$23.05		$19.60		$24.61		$18.10		$14.61
Total Return(3)	22.69	%(4)	18.05	%(5)	(20.16)%		36.06%		24.27%		36.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$208		$19		$9		$285		$18		$26
Ratio of Expenses Before Expense Limitation	4.31	%(6)	19.75%		3.92%		2.20%		13.73%		16.90%
Ratio of Expenses After Expense Limitation	0.75	%(6)(7)	0.73	%(7)(8)	0.75	%(7)	0.75	%(7)	0.75	%(7)	0.75	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.75	%(6)(7)	N/A		0.75	%(7)	0.75	%(7)	0.75	%(7)	N/A
Ratio of Net Investment Income	0.19	%(6)(7)	0.54	%(7)(8)	0.28	%(7)	0.25	%(7)	0.50	%(7)	0.74	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	15	%(4)	45%		23%		26%		54%		69%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.75%	0.52%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the US Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$309,330	(1)	$—	$—	$309,330
Short-Term Investment
Investment Company	3,811		—	—	3,811
Total Assets	$313,141		$—	$—	$313,141

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.60%	0.55%	0.50%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.57% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $36,000 of advisory fees were waived and approximately $10,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee,

accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $74,787,000 and $39,467,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$1,045	$43,364	$40,598	$56
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$3,811

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule").

Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$496	$—	$236	$120

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$198	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $16,193,000 and $19,240,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.
I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 72.1%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and the total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MUOAX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

U.S. Focus Real Estate Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

U.S. Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.8%)
Apartments (10.6%)
AvalonBay Communities, Inc. REIT	1,713	$354
Mid-America Apartment Communities, Inc. REIT	989	141
		495
Data Centers (12.9%)
Digital Realty Trust, Inc. REIT	1,443	219
Equinix, Inc. REIT	503	381
		600
Free Standing (4.0%)
Essential Properties Realty Trust, Inc. REIT	6,700	186
Gaming (3.0%)
VICI Properties, Inc. REIT	4,795	137
Health Care (17.3%)
Alexandria Real Estate Equities, Inc. REIT	988	115
CareTrust REIT, Inc.	6,050	152
Chartwell Retirement Residences (Units) (Canada) (a)	4,760	45
PACS Group, Inc. (b)	2,825	83
Welltower, Inc. REIT	3,903	407
		802
Industrial (8.6%)
EastGroup Properties, Inc. REIT	675	115
Prologis, Inc. REIT	1,636	184
Rexford Industrial Realty, Inc. REIT	2,295	102
		401
Lodging/Resorts (2.8%)
Hilton Worldwide Holdings, Inc.	279	61
Host Hotels & Resorts, Inc. REIT	3,789	68
		129
Office (2.0%)
Boston Properties, Inc. REIT	1,536	95
Regional Malls (6.6%)
Macerich Co. REIT	3,016	46
Simon Property Group, Inc. REIT	1,719	261
		307
Self Storage (8.0%)
Extra Space Storage, Inc. REIT	2,389	371
Shopping Centers (4.5%)
Federal Realty Investment Trust REIT	1,100	111
Urban Edge Properties REIT	5,331	99
		210
Single Family Homes (3.9%)
American Homes 4 Rent Class A REIT	4,923	183
Specialty (5.4%)
Iron Mountain, Inc. REIT	2,005	180
Lamar Advertising Co. Class A REIT	578	69
		249
Telecommunications REITs (8.2%)
American Tower Corp. REIT	1,958	381
Total Common Stocks (Cost $4,158)		4,546
	Shares	Value (000)
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.14% (See Note G) (Cost $43)	43,235	$43
Total Investments (98.7%) (Cost $4,201) (c)		4,589
Other Assets in Excess of Liabilities (1.3%)		62
Net Assets (100.0%)		$4,651

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Non-income producing security.

(c)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $429,000 and the aggregate gross unrealized depreciation is approximately $41,000, resulting in net unrealized appreciation of approximately $388,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.4%
Health Care	17.5
Data Centers	13.1
Apartments	10.8
Industrial	8.7
Telecommunications REITs	8.3
Self Storage	8.1
Regional Malls	6.7
Specialty	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

U.S. Focus Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,158)	$4,546
Investment in Security of Affiliated Issuer, at Value (Cost $43)	43
Total Investments in Securities, at Value (Cost $4,201)	4,589
Foreign Currency, at Value (Cost $1)	1
Due from Adviser	53
Dividends Receivable	20
Receivable from Affiliate	—	@
Other Assets	39
Total Assets	4,702
Liabilities:
Payable for Professional Fees	45
Payable for Custodian Fees	1
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	5
Total Liabilities	51
Net Assets	$4,651
Net Assets Consist of:
Paid-in-Capital	$5,229
Total Accumulated Loss	(578)
Net Assets	$4,651
CLASS I:
Net Assets	$4,513
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	510,754
Net Asset Value, Offering and Redemption Price Per Share	$8.84
CLASS A:
Net Assets	$46
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,218
Net Asset Value, Redemption Price Per Share	$8.83
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$9.32
CLASS C:
Net Assets	$45
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,120
Net Asset Value, Offering and Redemption Price Per Share	$8.81
CLASS R6:
Net Assets	$47
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,271
Net Asset Value, Offering and Redemption Price Per Share	$8.84

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

U.S. Focus Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$81
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	82
Expenses:
Professional Fees	71
Registration Fees	21
Advisory Fees (Note B)	13
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Custodian Fees (Note F)	3
Administration Fees (Note C)	2
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Directors' Fees and Expenses	— @
Other Expenses	5
Total Expenses	128
Expenses Reimbursed by Adviser (Note B)	(95)
Waiver of Advisory Fees (Note B)	(13)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	17
Net Investment Income	65
Realized Gain (Loss):
Investments Sold	(106)
Foreign Currency Translation	— @
Net Realized Loss	(106)
Change in Unrealized Appreciation (Depreciation):
Investments	(8)
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	(8)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(114)
Net Decrease in Net Assets Resulting from Operations	$(49)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

U.S. Focus Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)		Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$65		$103
Net Realized Loss	(106)		(305)
Net Change in Unrealized Appreciation (Depreciation)	(8)		754
Net Increase (Decrease) in Net Assets Resulting from Operations	(49)		552
Dividends and Distributions to Shareholders:
Class I	(29)		(85)
Class A	(—	@)	(1)
Class C	(—	@)	(—	@)
Class R6	(—	@)	(1)
Total Dividends and Distributions to Shareholders	(29)		(87)
Capital Share Transactions:(1)
Class I:
Distributions Reinvested	29		84
Class A:
Distributions Reinvested	—	@	1
Class C:
Distributions Reinvested	—	@	—	@
Class R6:
Distributions Reinvested	—	@	1
Net Increase in Net Assets Resulting from Capital Share Transactions	29		86
Total Increase (Decrease) in Net Assets	(49)		551
Net Assets:
Beginning of Period	4,700		4,149
End of Period	$4,651		$4,700
(1) Capital Share Transactions:
Class I:
Shares Issued on Distributions Reinvested	3		10
Class A:
Shares Issued on Distributions Reinvested	—	@@	—	@@
Class C:
Shares Issued on Distributions Reinvested	—	@@	—	@@
Class R6:
Shares Issued on Distributions Reinvested	—	@@	—	@@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,				Period from September 30, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$8.99		$8.10		$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.20		0.16		0.02
Net Realized and Unrealized Gain (Loss)	(0.21)		0.86		(3.30)		1.44
Total from Investment Operations	(0.09)		1.06		(3.14)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.17)		(0.12)		(0.03)
Net Realized Gain	—		—		(0.07)		—
Total Distributions	(0.06)		(0.17)		(0.19)		(0.03)
Net Asset Value, End of Period	$8.84		$8.99		$8.10		$11.43
Total Return(3)	(1.03	)%(4)	13.30	%(5)	(27.56)%		14.62	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,513		$4,560		$4,025		$5,559
Ratio of Expenses Before Expense Limitation	5.58	%(6)	6.19%		7.46%		8.45	%(6)
Ratio of Expenses After Expense Limitation	0.74	%(6)(7)	0.85	%(7)(8)(9)	0.89	%(7)	0.89	%(6)(7)
Ratio of Net Investment Income	2.90	%(6)(7)	2.37	%(7)(9)	1.68	%(7)	0.92	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(6)(10)
Portfolio Turnover Rate	64	%(4)	92%		99%		26	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.75% for Class I shares. Prior to December 11, 2023, the maximum ratio was 0.90% for Class I shares.

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.89%	2.33%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,				Period from September 30, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$8.99		$8.10		$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.17		0.12		0.02
Net Realized and Unrealized Gain (Loss)	(0.22)		0.86		(3.29)		1.43
Total from Investment Operations	(0.11)		1.03		(3.17)		1.45
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.14)		(0.09)		(0.02)
Net Realized Gain	—		—		(0.07)		—
Total Distributions	(0.05)		(0.14)		(0.16)		(0.02)
Net Asset Value, End of Period	$8.83		$8.99		$8.10		$11.43
Total Return(3)	(1.23	)%(4)	12.89	%(5)	(27.83)%		14.51	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46		$47		$41		$57
Ratio of Expenses Before Expense Limitation	10.11	%(6)	11.11%		11.91%		11.91	%(6)
Ratio of Expenses After Expense Limitation	1.10	%(6)(7)	1.20	%(7)(8)(9)	1.25	%(7)	1.25	%(6)(7)
Ratio of Net Investment Income	2.55	%(6)(7)	2.02	%(7)(9)	1.32	%(7)	0.56	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(6)(10)
Portfolio Turnover Rate	64	%(4)	92%		99%		26	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class A shares. Prior to December 11, 2023, the maximum ratio was 1.25% for Class A shares.

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.24%	1.98%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,				Period from September 30, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$8.99		$8.10		$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.08		0.11		0.05		(0.01)
Net Realized and Unrealized Gain (Loss)	(0.23)		0.86		(3.29)		1.44
Total from Investment Operations	(0.15)		0.97		(3.24)		1.43
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.08)		(0.02)		(0.00	)(3)
Net Realized Gain	—		—		(0.07)		—
Total Distributions	(0.03)		(0.08)		(0.09)		(0.00	)(3)
Net Asset Value, End of Period	$8.81		$8.99		$8.10		$11.43
Total Return(4)	(1.64	)%(5)	12.04	%(6)	(28.39)%		14.30	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$45		$46		$41		$57
Ratio of Expenses Before Expense Limitation	10.94	%(7)	11.93%		12.69%		12.67	%(7)
Ratio of Expenses After Expense Limitation	1.85	%(7)(8)	1.95	%(8)(9)(10)	2.00	%(8)	2.00	%(7)(8)
Ratio of Net Investment Income (Loss)	1.80	%(7)(8)	1.27	%(8)(10)	0.57	%(8)	(0.19	)%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.00	%(11)	0.00	%(7)(11)
Portfolio Turnover Rate	64	%(5)	92%		99%		26	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class C shares. Prior to December 11, 2023, the maximum ratio was 2.00% for Class C shares.

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.99%	1.23%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,				Period from September 30, 2021(2) to
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021
Net Asset Value, Beginning of Period	$8.99		$8.10		$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.13		0.20		0.16		0.03
Net Realized and Unrealized Gain (Loss)	(0.22)		0.86		(3.30)		1.43
Total from Investment Operations	(0.09)		1.06		(3.14)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.17)		(0.12)		(0.03)
Net Realized Gain	—		—		(0.07)		—
Total Distributions	(0.06)		(0.17)		(0.19)		(0.03)
Net Asset Value, End of Period	$8.84		$8.99		$8.10		$11.43
Total Return(4)	(1.02	)%(5)	13.35	%(6)	(27.53)%		14.63	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$47		$47		$42		$57
Ratio of Expenses Before Expense Limitation	10.11	%(7)	11.29%		11.65%		11.65	%(7)
Ratio of Expenses After Expense Limitation	0.70	%(7)(8)	0.80	%(8)(9)(10)	0.85	%(8)	0.85	%(7)(8)
Ratio of Net Investment Income	2.95	%(7)(8)	2.42	%(8)(10)	1.72	%(8)	0.95	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(11)	0.00	%(11)	0.00	%(11)	0.00	%(7)(11)
Portfolio Turnover Rate	64	%(5)	92%		99%		26	%(5)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency fees that were reimbursed in 2023. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class R6 shares. Prior to December 11, 2023, the maximum ratio was 0.85% for Class R6 shares.

(10)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.84%	2.38%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the U.S. Focus Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts")

10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$4,546	(1)	$—	$—	$4,546
Short-Term Investment
Investment Company	43		—	—	43
Total Assets	$4,589		$—	$—	$4,589

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.60%	0.55%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for Class I shares, 1.10% for Class A shares, 1.85% for Class C shares and 0.70% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $13,000 of advisory fees were waived and approximately $98,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,955,000 and $2,863,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$34	$369	$360	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$43

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2023 remains subject to examination by taxing authorities.

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$87	$—	$94	$3

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a prior year tax return adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$(4)	$4

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$35	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $514,000 and $332,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund did not have record owners of 10% or greater.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the period since its inception in September 2021. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MAAYX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.4%)
Apartments (12.8%)
AvalonBay Communities, Inc. REIT	8,074	$1,670
Essex Property Trust, Inc. REIT	3,716	1,012
Mid-America Apartment Communities, Inc. REIT	4,734	675
		3,357
Data Centers (14.1%)
Digital Realty Trust, Inc. REIT	9,697	1,475
Equinix, Inc. REIT	2,951	2,233
		3,708
Free Standing (4.6%)
Agree Realty Corp. REIT	9,080	562
Essential Properties Realty Trust, Inc. REIT	9,969	276
NETSTREIT Corp. REIT	7,733	125
Realty Income Corp. REIT	4,644	245
		1,208
Gaming (3.4%)
VICI Properties, Inc. REIT	31,453	901
Health Care (15.3%)
Alexandria Real Estate Equities, Inc. REIT	5,583	653
CareTrust REIT, Inc.	23,226	583
PACS Group, Inc. (a)	11,478	338
Ventas, Inc. REIT	5,185	266
Welltower, Inc. REIT	20,812	2,170
		4,010
Industrial (12.6%)
Americold Realty Trust, Inc. REIT	10,723	274
EastGroup Properties, Inc. REIT	3,080	524
Prologis, Inc. REIT	17,236	1,935
Rexford Industrial Realty, Inc. REIT	13,070	583
		3,316
Lodging/Resorts (2.5%)
Hilton Worldwide Holdings, Inc.	1,154	252
Host Hotels & Resorts, Inc. REIT	23,086	415
		667
Manufactured Homes (2.0%)
Sun Communities, Inc. REIT	4,459	537
Office (2.4%)
Boston Properties, Inc. REIT	6,333	390
Kilroy Realty Corp. REIT	7,375	230
		620
Regional Malls (4.8%)
Simon Property Group, Inc. REIT	8,222	1,248
Self Storage (9.3%)
Extra Space Storage, Inc. REIT	7,860	1,222
Public Storage REIT	4,239	1,219
		2,441
	Shares	Value (000)
Shopping Centers (5.3%)
Federal Realty Investment Trust REIT	4,220	$426
Kite Realty Group Trust REIT	15,724	352
Tanger, Inc. REIT	12,034	326
Urban Edge Properties REIT	16,113	298
		1,402
Single Family Homes (3.8%)
American Homes 4 Rent Class A REIT	27,187	1,010
Specialty (5.5%)
Iron Mountain, Inc. REIT	11,759	1,054
Lamar Advertising Co. Class A REIT	3,357	401
		1,455
Total Common Stocks (Cost $21,427)		25,880
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class, 5.14% (See Note G) (Cost $296)	296,278	296
Total Investments (99.5%) (Cost $21,723) (b)		26,176
Other Assets in Excess of Liabilities (0.5%)		133
Net Assets (100.0%)		$26,309

(a)  Non-income producing security.

(b)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,073,000 and the aggregate gross unrealized depreciation is approximately $620,000, resulting in net unrealized appreciation of approximately $4,453,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.7%
Health Care	15.3
Data Centers	14.2
Apartments	12.8
Industrial	12.7
Self Storage	9.3
Specialty	5.6
Shopping Centers	5.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $21,427)	$25,880
Investment in Security of Affiliated Issuer, at Value (Cost $296)	296
Total Investments in Securities, at Value (Cost $21,723)	26,176
Foreign Currency, at Value (Cost $—@)	—	@
Dividends Receivable	98
Due from Adviser	47
Receivable for Fund Shares Sold	1
Receivable from Affiliate	1
Other Assets	83
Total Assets	26,406
Liabilities:
Payable for Professional Fees	47
Payable for Fund Shares Redeemed	11
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	1
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Sub Transfer Agency Fees — Class I	4
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	2
Payable for Custodian Fees	2
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	23
Total Liabilities	97
Net Assets	$26,309
Net Assets Consist of:
Paid-in-Capital	$26,904
Total Accumulated Loss	(595)
Net Assets	$26,309

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2024 (000)
CLASS I:
Net Assets	$18,211
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,040,176
Net Asset Value, Offering and Redemption Price Per Share	$8.93
CLASS A:
Net Assets	$6,509
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	771,895
Net Asset Value, Redemption Price Per Share	$8.43
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.47
Maximum Offering Price Per Share	$8.90
CLASS L:
Net Assets	$1,353
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	161,041
Net Asset Value, Offering and Redemption Price Per Share	$8.40
CLASS C:
Net Assets	$91
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,963
Net Asset Value, Offering and Redemption Price Per Share	$8.34
CLASS R6:
Net Assets	$137
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,317
Net Asset Value, Offering and Redemption Price Per Share	$8.93
CLASS IR:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	945
Net Asset Value, Offering and Redemption Price Per Share	$8.92

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$494
Dividends from Security of Affiliated Issuer (Note G)	6
Income from Securities Loaned — Net	— @
Total Investment Income	500
Expenses:
Advisory Fees (Note B)	75
Professional Fees	67
Registration Fees	31
Shareholder Reporting Fees	15
Shareholder Services Fees — Class A (Note D)	9
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Transfer Agency Fees — Class I (Note E)	6
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	2
Transfer Agency Fees — Class IR (Note E)	1
Sub Transfer Agency Fees — Class I	9
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	11
Custodian Fees (Note F)	4
Pricing Fees	1
Directors' Fees and Expenses	1
Other Expenses	6
Total Expenses	251
Waiver of Advisory Fees (Note B)	(75)
Expenses Reimbursed by Adviser (Note B)	(47)
Reimbursement of Class Specific Expenses — Class I (Note B)	(10)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	113
Net Investment Income	387
Realized Loss:
Investments Sold	(583)
Change in Unrealized Appreciation (Depreciation):
Investments	185
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	185
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(398)
Net Decrease in Net Assets Resulting from Operations	$(11)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$387	$828
Net Realized Loss	(583)	(2,365)
Net Change in Unrealized Appreciation (Depreciation)	185	5,670
Net Increase (Decrease) in Net Assets Resulting from Operations	(11)	4,133
Dividends and Distributions to Shareholders:
Class I	(98)	(488)
Class A	(31)	(182)
Class L	(5)	(27)
Class C	(— @)	(3)
Class R6	(1)	(3)
Class IR	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(135)	(703)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	149	388
Distributions Reinvested	95	475
Redeemed	(2,387)	(3,922)
Class A:
Subscribed	67	344
Distributions Reinvested	31	179
Redeemed	(1,874)	(1,506)
Class L:
Exchanged	—	— @
Distributions Reinvested	5	26
Redeemed	(83)	(297)
Class C:
Subscribed	—	33
Distributions Reinvested	— @	3
Redeemed	(3)	(127)
Class R6:
Subscribed	17	9
Distributions Reinvested	1	3
Redeemed	(16)	(30)
Class IR:
Distributions Reinvested	— @	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,998)	(4,422)
Total Decrease in Net Assets	(4,144)	(992)
Net Assets:
Beginning of Period	30,453	31,445
End of Period	$26,309	$30,453

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2024 (unaudited) (000)		Year Ended December 31, 2023 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	18		48
Shares Issued on Distributions Reinvested	11		57
Shares Redeemed	(279)		(472)
Net Decrease in Class I Shares Outstanding	(250)		(367)
Class A:
Shares Subscribed	8		44
Shares Issued on Distributions Reinvested	4		23
Shares Redeemed	(228)		(193)
Net Decrease in Class A Shares Outstanding	(216)		(126)
Class L:
Shares Exchanged	—		— @@
Shares Issued on Distributions Reinvested	—	@@	3
Shares Redeemed	(10)		(39)
Net Decrease in Class L Shares Outstanding	(10)		(36)
Class C:
Shares Subscribed	—		4
Shares Issued on Distributions Reinvested	—	@@	— @@
Shares Redeemed	(—	@@)	(16)
Net Decrease in Class C Shares Outstanding	(—	@@)	(12)
Class R6:
Shares Subscribed	2		1
Shares Issued on Distributions Reinvested	—	@@	— @@
Shares Redeemed	(2)		(3)
Net Increase (Decrease) in Class R6 Shares Outstanding	—	@@	(2)
Class IR:
Shares Issued on Distributions Reinvested	—	@@	— @@

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.92		$7.97		$11.91		$8.79		$11.08		$10.82
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.24		0.35		0.05		0.13		0.26
Net Realized and Unrealized Gain (Loss)	(0.07)		0.91		(3.46)		3.35		(2.18)		1.69
Total from Investment Operations	0.06		1.15		(3.11)		3.40		(2.05)		1.95
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.20)		(0.13)		(0.12)		(0.20)		(0.40)
Net Realized Gain	—		—		(0.70)		(0.16)		—		(1.29)
Paid-in-Capital	—		—		—		—		(0.04)		—
Total Distributions	(0.05)		(0.20)		(0.83)		(0.28)		(0.24)		(1.69)
Net Asset Value, End of Period	$8.93		$8.92		$7.97		$11.91		$8.79		$11.08
Total Return(2)	0.64	%(3)	14.69	%(4)	(26.39)%		38.96%		(18.05)%		18.40%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$18,211		$20,440		$21,174		$31,909		$33,708		$134,856
Ratio of Expenses Before Expense Limitation	1.70	%(5)	1.92%		1.60%		1.42%		1.19%		1.02%
Ratio of Expenses After Expense Limitation	0.70	%(5)(6)	0.59	%(6)(7)(8)	0.90	%(6)	0.90	%(6)	0.90	%(6)	0.90	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.90	%(6)	0.90	%(6)	0.90	%(6)	N/A
Ratio of Net Investment Income	2.96	%(5)(6)	2.89	%(6)(8)	3.45	%(6)	0.50	%(6)	1.52	%(6)	2.18	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	22	%(3)	53%		82%		132%		39%		21%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Performance was positively impacted by approximately 0.26% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 14.43%.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.70% for Class I shares. Prior to December 11, 2023, the maximum ratio was 0.90% for Class I shares.

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.89%	2.59%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.44		$7.54		$11.33		$8.38		$10.56		$10.38
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.20		0.30		0.03		0.09		0.22
Net Realized and Unrealized Gain (Loss)	(0.08)		0.88		(3.29)		3.18		(2.06)		1.61
Total from Investment Operations	0.03		1.08		(2.99)		3.21		(1.97)		1.83
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.18)		(0.10)		(0.10)		(0.17)		(0.36)
Net Realized Gain	—		—		(0.70)		(0.16)		—		(1.29)
Paid-in-Capital	—		—		—		—		(0.04)		—
Total Distributions	(0.04)		(0.18)		(0.80)		(0.26)		(0.21)		(1.65)
Net Asset Value, End of Period	$8.43		$8.44		$7.54		$11.33		$8.38		$10.56
Total Return(2)	0.34	%(3)	14.46	%(4)	(26.69)%		38.46%		(18.28)%		18.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,509		$8,339		$8,403		$13,121		$11,043		$32,596
Ratio of Expenses Before Expense Limitation	1.98	%(5)	2.20%		1.87%		1.66%		1.52%		1.31%
Ratio of Expenses After Expense Limitation	1.05	%(5)(6)	0.93	%(6)(7)(8)	1.25	%(6)	1.18	%(6)	1.25	%(6)	1.22	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.25	%(6)	1.18	%(6)	1.25	%(6)	N/A
Ratio of Net Investment Income	2.61	%(5)(6)	2.54	%(6)(8)	3.13	%(6)	0.26	%(6)	1.09	%(6)	1.91	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	22	%(3)	53%		82%		132%		39%		21%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Performance was positively impacted by approximately 0.27% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 14.19%.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.05% for Class A shares. Prior to December 11, 2023, the maximum ratio was 1.25% for Class A shares.

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.23%	2.24%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.42		$7.53		$11.31		$8.36		$10.55		$10.37
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.09		0.16		0.26		(0.03)		0.09		0.16
Net Realized and Unrealized Gain (Loss)	(0.08)		0.87		(3.29)		3.18		(2.11)		1.61
Total from Investment Operations	0.01		1.03		(3.03)		3.15		(2.02)		1.77
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.14)		(0.05)		(0.04)		(0.13)		(0.30)
Net Realized Gain	—		—		(0.70)		(0.16)		—		(1.29)
Paid-in-Capital	—		—		—		—		(0.04)		—
Total Distributions	(0.03)		(0.14)		(0.75)		(0.20)		(0.17)		(1.59)
Net Asset Value, End of Period	$8.40		$8.42		$7.53		$11.31		$8.36		$10.55
Total Return(2)	0.10	%(3)	13.75	%(4)	(27.02)%		37.78%		(18.77)%		17.43%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,353		$1,437		$1,553		$2,101		$1,586		$2,164
Ratio of Expenses Before Expense Limitation	2.56	%(5)	2.82%		2.46%		2.31%		2.11%		1.88%
Ratio of Expenses After Expense Limitation	1.55	%(5)(6)	1.45	%(6)(7)(8)	1.75	%(6)	1.75	%(6)	1.75	%(6)	1.75	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.75	%(6)	1.75	%(6)	1.75	%(6)	N/A
Ratio of Net Investment Income (Loss)	2.11	%(5)(6)	2.04	%(6)(8)	2.76	%(6)	(0.30	)%(6)	1.41	%(6)	1.42	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	22	%(3)	53%		82%		132%		39%		21%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Performance was positively impacted by approximately 0.27% for Class L shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class L shares would have been 13.48%.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.55% for Class L shares. Prior to December 11, 2023, the maximum ratio was 1.75% for Class L shares.

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.73%	1.76%

(9)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.36		$7.47		$11.24		$8.31		$10.48		$10.31
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.07		0.13		0.21		(0.05)		0.09		0.14
Net Realized and Unrealized Gain (Loss)	(0.07)		0.87		(3.25)		3.16		(2.10)		1.59
Total from Investment Operations	0.00	(2)	1.00		(3.04)		3.11		(2.01)		1.73
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.11)		(0.03)		(0.02)		(0.12)		(0.27)
Net Realized Gain	—		—		(0.70)		(0.16)		—		(1.29)
Paid-in-Capital	—		—		—		—		(0.04)		—
Total Distributions	(0.02)		(0.11)		(0.73)		(0.18)		(0.16)		(1.56)
Net Asset Value, End of Period	$8.34		$8.36		$7.47		$11.24		$8.31		$10.48
Total Return(3)	0.04	%(4)	13.51	%(5)	(27.30)%		37.50%		(18.91)%		17.07%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$91		$94		$170		$365		$206		$232
Ratio of Expenses Before Expense Limitation	5.47	%(6)	4.79%		3.54%		3.28%		3.39%		2.92%
Ratio of Expenses After Expense Limitation	1.80	%(6)(7)	1.82	%(7)(8)(9)	2.00	%(7)	2.00	%(7)	2.00	%(7)	2.00	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.00	%(7)	2.00	%(7)	2.00	%(7)	N/A
Ratio of Net Investment Income (Loss)	1.85	%(6)(7)	1.67	%(7)(9)	2.18	%(7)	(0.54	)%(7)	1.20	%(7)	1.18	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	22	%(4)	53%		82%		132%		39%		21%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.40% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 13.11%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.80% for Class C shares. Prior to December 11, 2023, the maximum ratio was 2.00% for Class C shares.

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	1.99%	1.50%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Real Estate Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.92		$7.97		$11.91		$8.79		$11.08		$10.82
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.24		0.36		0.07		0.09		0.25
Net Realized and Unrealized Gain (Loss)	(0.07)		0.92		(3.46)		3.34		(2.13)		1.71
Total from Investment Operations	0.06		1.16		(3.10)		3.41		(2.04)		1.96
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.21)		(0.14)		(0.13)		(0.21)		(0.41)
Net Realized Gain	—		—		(0.70)		(0.16)		—		(1.29)
Paid-in-Capital	—		—		—		—		(0.04)		—
Total Distributions	(0.05)		(0.21)		(0.84)		(0.29)		(0.25)		(1.70)
Net Asset Value, End of Period	$8.93		$8.92		$7.97		$11.91		$8.79		$11.08
Total Return(3)	0.65	%(4)	14.77	%(5)	(26.33)%		39.06%		(17.98)%		18.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$137		$135		$138		$201		$121		$12,307
Ratio of Expenses Before Expense Limitation	5.35	%(6)	6.08%		4.36%		4.18%		1.20%		1.04%
Ratio of Expenses After Expense Limitation	0.65	%(6)(7)	0.52	%(7)(8)(9)	0.83	%(7)	0.83	%(7)	0.83	%(7)	0.83	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.83	%(7)	0.83	%(7)	0.83	%(7)	N/A
Ratio of Net Investment Income	3.01	%(6)(7)	2.95	%(7)(9)	3.64	%(7)	0.64	%(7)	1.00	%(7)	2.09	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	22	%(4)	53%		82%		132%		39%		21%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Performance was positively impacted by approximately 0.39% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 14.38%.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.65% for Class R6 shares. Prior to December 11, 2023, the maximum ratio was 0.83% for Class R6 shares.

(9)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.82%	2.65%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

U.S. Real Estate Portfolio

	Class IR
	Six Months Ended June 30, 2024		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2023		2022		2021		2020		2019
Net Asset Value, Beginning of Period	$8.92		$7.97		$11.91		$8.79		$11.08		$10.82
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.25		0.37		0.05		0.20		0.33
Net Realized and Unrealized Gain (Loss)	(0.08)		0.91		(3.47)		3.36		(2.24)		1.63
Total from Investment Operations	0.05		1.16		(3.10)		3.41		(2.04)		1.96
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.21)		(0.14)		(0.13)		(0.21)		(0.41)
Net Realized Gain	—		—		(0.70)		(0.16)		—		(1.29)
Paid-in-Capital	—		—		—		—		(0.04)		—
Total Distributions	(0.05)		(0.21)		(0.84)		(0.29)		(0.25)		(1.70)
Net Asset Value, End of Period	$8.92		$8.92		$7.97		$11.91		$8.79		$11.08
Total Return(2)	0.54	%(3)	14.77	%(4)	(26.33)%		39.06%		(17.98)%		18.48%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$8		$7		$10		$7		$9
Ratio of Expenses Before Expense Limitation	25.73	%(5)	28.89%		24.77%		26.04%		30.10%		23.80%
Ratio of Expenses After Expense Limitation	0.65	%(5)(6)	0.49	%(6)(7)(8)	0.83	%(6)	0.83	%(6)	0.83	%(6)	0.83	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.83	%(6)	0.83	%(6)	0.83	%(6)	N/A
Ratio of Net Investment Income	3.01	%(5)(6)	2.98	%(6)(8)	3.71	%(6)	0.46	%(6)	2.40	%(6)	2.70	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	22	%(3)	53%		82%		132%		39%		21%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Performance was positively impacted by approximately 0.39% for Class IR shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class IR shares would have been 14.38%.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective December 11, 2023, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.65% for Class IR shares. Prior to December 11, 2023, the maximum ratio was 0.83% for Class IR shares.

(8)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
December 31, 2023	0.82%	2.65%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued

The accompanying financial statements relates to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs").

The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$25,880	(1)	$—	$—	$25,880
Short-Term Investment
Investment Company	296		—	—	296
Total Assets	$26,176		$—	$—	$26,176

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2024, the Fund did not have any outstanding securities on loan.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.55%	0.50%	0.45%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.55% for Class L shares, 1.80% for Class C shares, 0.65% for Class R6 shares and 0.65% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $75,000 of advisory fees were waived and approximately $63,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $6,003,000 and $9,593,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$444	$3,282	$3,430	$6
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$296

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:	2022 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$703	$3,097

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a prior year tax return adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2023:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$69	$(69)

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$96	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $2,441,000 and $1,828,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based

19

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 65.7%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

20

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three-year periods but below its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and the total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MUSDX-NCSR 6.30.24

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Semi-Annual Financial Statements and Additional Information

June 30, 2024

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (91.9%)
Biotechnology (30.3%)
4D Molecular Therapeutics, Inc. (a)	1,273	$27
Alnylam Pharmaceuticals, Inc. (a)	419	102
Altimmune, Inc. (a)(b)	4,159	28
Argenx SE ADR (Belgium) (a)	279	120
Ascendis Pharma AS ADR (Denmark) (a)	261	35
Beam Therapeutics, Inc. (a)	1,368	32
Exact Sciences Corp. (a)	2,200	93
Fate Therapeutics, Inc. (a)	1,572	5
Intellia Therapeutics, Inc. (a)	1,593	36
Moderna, Inc. (a)	372	44
Relay Therapeutics, Inc. (a)	1,230	8
Vertex Pharmaceuticals, Inc. (a)	248	116
		646
Health Care Equipment & Supplies (12.6%)
Align Technology, Inc. (a)	210	51
IDEXX Laboratories, Inc. (a)	94	46
Inspire Medical Systems, Inc. (a)	397	53
Intuitive Surgical, Inc. (a)	269	119
		269
Health Care Providers & Services (7.8%)
Agilon Health, Inc. (a)	7,354	48
UnitedHealth Group, Inc.	232	118
		166
Health Care Technology (5.0%)
Doximity, Inc., Class A (a)	1,353	38
Schrodinger, Inc. (a)	1,098	21
Veeva Systems, Inc., Class A (a)	259	48
		107
Life Sciences Tools & Services (19.2%)
10X Genomics, Inc., Class A (a)	3,698	72
AbCellera Biologics, Inc. (Canada) (a)	3,223	10
Illumina, Inc. (a)	289	30
MaxCyte, Inc. (a)	14,540	57
Standard BioTools, Inc. (a)	33,298	59
Stevanato Group SpA (Italy)	1,793	33
Thermo Fisher Scientific, Inc.	181	100
West Pharmaceutical Services, Inc.	143	47
		408
Pharmaceuticals (15.7%)
ATAI Life Sciences NV (a)(b)	8,904	12
Eli Lilly & Co.	983	212
GH Research PLC (a)	958	11
Royalty Pharma PLC, Class A	1,579	41
Zoetis, Inc.	340	59
		335
	Shares	Value (000)
Specialty Retail (1.3%)
Chewy, Inc., Class A (a)(b)	1,010	$28
Total Common Stocks (Cost $2,564)		1,959
Short-Term Investments (9.5%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G) (Cost $131)	131,435	131
Securities held as Collateral on Loaned Securities (3.3%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 5.14% (See Note G)	55,920	56
	Face Amount (000)
Repurchase Agreements (0.7%)
Merrill Lynch & Co., Inc., (5.32%, dated 6/28/24, due 7/1/24; proceeds $10; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $11)	$10	10
Merrill Lynch & Co., Inc., (5.25%, dated 6/28/24, due 7/1/24; proceeds $5; fully collateralized by a U.S. Government obligation; 0.63% due 11/30/27; valued at $5)	5	5
		15
Total Securities held as Collateral on Loaned Securities (Cost $71)		71
Total Short-Term Investments (Cost $202)		202
Total Investments (101.4%) (Cost $2,766) including $67 of Securities Loaned (c)		2,161
Liabilities in Excess of Other Assets (–1.4%)		(30)
Net Assets (100.0%)		$2,131

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2024.

(c)  At June 30, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $308,000 and the aggregate gross unrealized depreciation is approximately $913,000, resulting in net unrealized depreciation of approximately $605,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Portfolio of Investments (cont'd)

Vitality Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	30.9%
Life Sciences Tools & Services	19.5
Pharmaceuticals	16.0
Health Care Equipment & Supplies	12.9
Health Care Providers & Services	8.0
Short-Term Investments	6.3
Health Care Technology	5.1
Other**	1.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2024.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Vitality Portfolio

Statement of Assets and Liabilities	June 30, 2024 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,579)	$1,974
Investment in Security of Affiliated Issuer, at Value (Cost $187)	187
Total Investments in Securities, at Value (Cost $2,766)	2,161
Due from Adviser	57
Receivable from Affiliate	1
Receivable from Securities Lending Income	—	@
Dividends Receivable	—	@
Other Assets	45
Total Assets	2,264
Liabilities:
Collateral on Securities Loaned, at Value	71
Payable for Professional Fees	53
Payable for Custodian Fees	1
Payable for Administration Fees	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	8
Total Liabilities	133
Net Assets	$2,131
Net Assets Consist of:
Paid-in-Capital	$3,315
Total Accumulated Loss	(1,184)
Net Assets	$2,131
CLASS I:
Net Assets	$2,037
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	343,220
Net Asset Value, Offering and Redemption Price Per Share	$5.94
CLASS A:
Net Assets	$33
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,603
Net Asset Value, Redemption Price Per Share	$5.91
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.33
Maximum Offering Price Per Share	$6.24
CLASS C:
Net Assets	$30
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,090
Net Asset Value, Offering and Redemption Price Per Share	$5.85
CLASS R6:
Net Assets	$31
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,154
Net Asset Value, Offering and Redemption Price Per Share	$5.94
(1) Including: Securities on Loan, at Value:	$67

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Vitality Portfolio

Statement of Operations	Six Months Ended June 30, 2024 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note G)	$4
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	3
Income from Securities Loaned — Net	— @
Total Investment Income	7
Expenses:
Professional Fees	71
Registration Fees	25
Advisory Fees (Note B)	8
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Custodian Fees (Note F)	2
Administration Fees (Note C)	1
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Directors' Fees and Expenses	— @
Other Expenses	5
Total Expenses	125
Expenses Reimbursed by Adviser (Note B)	(103)
Waiver of Advisory Fees (Note B)	(8)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	10
Net Investment Loss	(3)
Realized Loss:
Investments Sold	(15)
Change in Unrealized Appreciation (Depreciation):
Investments	(141)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(156)
Net Decrease in Net Assets Resulting from Operations	$(159)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Vitality Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2024 (unaudited) (000)	Year Ended December 31, 2023 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$(3)	$2
Net Realized Loss	(15)	(144)
Net Change in Unrealized Appreciation (Depreciation)	(141)	327
Net Increase (Decrease) in Net Assets Resulting from Operations	(159)	185
Capital Share Transactions:(1)
Class I:
Subscribed	—	122
Class A:
Redeemed	—	(1)
Net Increase in Net Assets Resulting from Capital Share Transactions	—	121
Total Increase (Decrease) in Net Assets	(159)	306
Net Assets:
Beginning of Period	2,290	1,984
End of Period	$2,131	$2,290
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	20
Class A:
Shares Redeemed	—	(— @)

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Vitality Portfolio

	Class I
	Six Months Ended June 30, 2024		Year Ended December 31,				Period Ended
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$6.38		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.00	)(3)	(0.04)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.43)		0.54		(3.79)		(0.15)
Total from Investment Operations	(0.44)		0.54		(3.83)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		—		(0.18)		—
Net Asset Value, End of Period	$5.94		$6.38		$5.84		$9.85
Total Return	(6.90	)%(4)(5)	9.25	%(4)(6)	(39.84	)%(4)	(1.50	)%(5)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,037		$2,190		$1,891		$2,765
Ratio of Expenses Before Expense Limitation	11.08	%(8)	13.74%		12.50%		595.07	%(8)
Ratio of Expenses After Expense Limitation	0.94	%(8)(9)	0.60	%(9)(10)	0.94	%(9)	0.95	%(8)
Ratio of Net Investment Loss	(0.31	)%(8)(9)	(0.02	)%(9)(10)	(0.58	)%(9)	(0.95	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		N/A
Portfolio Turnover Rate	6	%(5)	13%		22%		0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.34% for Class I shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class I shares would have been 8.91%.

(7)  Calculated using the NAV for US GAAP financial reporting purposes.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.94%	(0.36)%

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Vitality Portfolio

	Class A
	Six Months Ended June 30, 2024		Year Ended December 31,				Period Ended
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$6.36		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.02)		(0.06)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.43)		0.54		(3.79)		(0.15)
Total from Investment Operations	(0.45)		0.52		(3.85)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		—		(0.16)		—
Net Asset Value, End of Period	$5.91		$6.36		$5.84		$9.85
Total Return	(7.08	)%(4)(5)	8.90	%(4)(6)	(40.06	)%(4)	(1.50	)%(5)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$33		$35		$33		$49
Ratio of Expenses Before Expense Limitation	17.20	%(8)	20.21%		18.13%		598.74	%(8)
Ratio of Expenses After Expense Limitation	1.29	%(8)(9)	0.96	%(9)(10)	1.29	%(9)	1.30	%(8)
Ratio of Net Investment Loss	(0.66	)%(8)(9)	(0.38	)%(9)(10)	(0.93	)%(9)	(1.30	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.00%
Portfolio Turnover Rate	6	%(5)	13%		22%		N/A(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.34% for Class A shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class A shares would have been 8.56%.

(7)  Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	1.29%	(0.71)%

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Vitality Portfolio

	Class C
	Six Months Ended June 30, 2024		Year Ended December 31,				Period Ended
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021(1)
Net Asset Value, Beginning of Period	$6.32		$5.85		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.07)		(0.11)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(0.43)		0.54		(3.78)		(0.15)
Total from Investment Operations	(0.47)		0.47		(3.89)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		—		(0.11)		—
Net Asset Value, End of Period	$5.85		$6.32		$5.85		$9.85
Total Return	(7.44	)%(4)(5)	8.03	%(4)(6)	(40.45	)%(4)	(1.50	)%(5)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30		$32		$30		$49
Ratio of Expenses Before Expense Limitation	18.67	%(8)	21.67%		19.32%		599.49	%(8)
Ratio of Expenses After Expense Limitation	2.04	%(8)(9)	1.71	%(9)(10)	2.04	%(9)	2.05	%(8)
Ratio of Net Investment Loss	(1.40	)%(8)(9)	(1.13	)%(9)(10)	(1.68	)%(9)	(2.05	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.00%
Portfolio Turnover Rate	6	%(5)	13%		22%		0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Performance was positively impacted by approximately 0.34% for Class C shares due to the reimbursement of transfer agency and sub transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class C shares would have been 7.69%.

(7)  Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	2.04%	(1.46)%

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

June 30, 2024

Financial Highlights

Vitality Portfolio

	Class R6(1)
	Six Months Ended June 30, 2024		Year Ended December 31,				Period Ended
Selected Per Share Data and Ratios	(unaudited)		2023		2022		December 31, 2021(2)
Net Asset Value, Beginning of Period	$6.39		$5.84		$9.85		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.01)		0.00	(4)	(0.04)		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	(0.44)		0.55		(3.78)		(0.15)
Total from Investment Operations	(0.45)		0.55		(3.82)		(0.15)
Distributions from and/or in Excess of:
Paid-in-Capital	—		—		(0.19)		—
Net Asset Value, End of Period	$5.94		$6.39		$5.84		$9.85
Total Return	(7.04	)%(5)(6)	9.42	%(5)(7)	(39.81	)%(5)	(1.50	)%(6)(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31		$33		$30		$49
Ratio of Expenses Before Expense Limitation	17.40	%(9)	20.55%		18.29%		598.49	%(9)
Ratio of Expenses After Expense Limitation	0.89	%(9)(10)	0.55	%(10)(11)	0.89	%(10)	0.90	%(9)
Ratio of Net Investment Income (Loss)	(0.26	)%(9)(10)	0.03	%(10)(11)	(0.54	)%(10)	(0.90	)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.01%		0.01%		0.00%
Portfolio Turnover Rate	6	%(6)	13%		22%		0	%(6)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Not annualized.

(7)  Performance was positively impacted by approximately 0.34% for Class R6 shares due to the reimbursement of transfer agency fees from prior years. Had this reimbursement not occurred, the total return for Class R6 shares would have been 9.08%.

(8)  Calculated using the NAV for US GAAP financial reporting purposes.

(9)  Annualized.

(10)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(11)  If the Fund had not received the reimbursement of transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
December 31, 2023	0.89%	(0.31)%

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-three separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds").

The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relates to the Vitality Portfolio. The Fund seeks long-term capital appreciation.

The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/ vendor does not reflect the security's fair value or is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation

11

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$1,959	(1)	$—	$—	$1,959
Short-Term Investments
Investment Company	187		—	—	187
Repurchase Agreements	—		15	—	15
Total Short-Term Investments	187		15	—	202
Total Assets	$2,146		$15	$—	$2,161

(1) The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as

12

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$67	(a)	$—	$(67	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $71,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2024:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$71	$—	$—	$—	$71
Total Borrowings	$71	$—	$—	$—	$71
Gross amount of recognized liabilities for securities lending transactions					$71

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnification clauses. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment

13

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.75%	0.70%

For the six months ended June 30, 2024, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2024, approximately $8,000 of advisory fees were waived and approximately $107,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

14

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2024, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2024, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $157,000 and $122,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2024.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2024 is as follows:

Affiliated Investment Company	Value December 31, 2023 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$196	$241	$250	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2024 (000)
Liquidity Fund	$—	$—	$187

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2024, the Fund did not engage in any cross-trade transactions.

Each Director receives an annual retainer fee for serving as a Director of the Morgan Stanley Funds. The aggregate compensation paid to each Director is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The Company also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax

15

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended December 31, 2023 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 Distributions Paid From:		2022 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)	Ordinary Income (000)	Paid-in- Capital (000)
$—	$—	$—	$60

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2023.

At December 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1	$—

At December 31, 2023, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $416,000 and $147,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed.

To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2024, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2024, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 55.2%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt the global economy and financial markets. Securities in the Fund's portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any

16

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Notes to Financial Statements (cont'd)

such event(s) or similar types of factors and developments may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund.

17

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2023, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the period since its inception in December 2021. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

June 30, 2024 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2024 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSVEX-NCSR 6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This information is disclosed in the Semi-Annual Financial Statements and Additional Information under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i) Principal Financial Officer’s Section 302 certification.

(a)(2)(ii) Principal Executive Officer’s Section 302 certification.

(b) Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	August 20, 2024

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	August 20, 2024